UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22019

First Trust Exchange-Traded AlphaDEX® Fund
(Exact name of registrant as specified in charter)

Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

Annual Report                                                      July 31, 2022
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AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)

                                  AlphaDEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.


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TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 ANNUAL REPORT
                                 JULY 31, 2022

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview

Portfolio of Investments

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust")
described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2022

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the Sector
Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), which contains detailed information about the Funds for the 12-month period ended July
31, 2022.

When it comes to investing one's capital, it is natural to want to find some analyst, economist, or other pundit who claims to know exactly where the securities markets are headed at any given time. You can find them if you search hard enough, but watch your step. Relying on someone else's crystal ball predictions, even if they have been fortunate enough to have made a celebrated market call or two in the past, is a fool's errand, in my opinion. It is tough to reproduce such success. I am, as I have been for my entire career in the financial services industry, an advocate for individual investors seeking out professional assistance to help them meet their goals. If anything, the endless amounts of information flowing through the financial media via the internet and cable channels these days is likely making things more confusing for the average investor looking to get ahead. While some individuals may be adept at sifting through the noise to find those timely nuggets of information that can potentially move the markets, most are not, and one's financial future is too important to gamble on meme stocks and black swans, in my opinion.

Having said all that, for those investors who do want to steer their own ship, there are now a plethora of packaged products available to meet almost any need or strategy, such as mutual funds, unit investment trusts and exchange-traded funds. With respect to equities, investors can choose from portfolios featuring style investing (growth and value), sectors, subsectors (i.e., Semiconductors are a subsector of the Technology sector), long/short strategies, dividend strategies and many more. There are products out there for both bullish and bearish investors. Again, for those individuals that are not savvy when it comes to investing, know that financial representatives have more of these, and other tools, at their disposal than ever before.

The markets have moved up and down in dramatic fashion in 2022. The stock market, as measured by the S&P 500(R) Index, declined in price by 20.80% from the close on March 23, 2022 through June 16, 2022, only to reverse course and rise by 17.41% from the close on June 16, 2022 through August 16, 2022, according to data from Bloomberg. So much for the adage "the trend is your friend." The action in the bond market has been just as frantic. In the U.S.
Treasury market, the yield on the 10-Year Treasury Note ("T-Note") rose 114 basis points ("bps") from the close on March 31, 2022 through June 14, 2022, only to reverse course and drop by 90 bps from the close on June 14, 2022 through August 1, 2022, according to data from Bloomberg. Suffice it to say that yield swings of this magnitude are not all that common. What is driving these divergent trading patterns? Robust inflation. The Consumer Price Index stood at
8.5% year-over-year in July 2022. A level not seen since the early 1980s. In the hopes of reducing it, the Federal Reserve (the "Fed") is in the process of hiking interest rates and, in September, is expected to reduce the size of its balance sheet to the tune of $95 billion per month. The concern in the markets is whether or not the Fed's tightening of monetary policy will push the U.S.
economy into a serious recession. Some economists and others in the financial media believe the U.S. is already in a recession. We expect this battle (fight inflation at the expense of economic growth) to continue to play out over the coming months. Keep an eye on the 10-Year T-Note. If the yield rises moving forward, expect the stock and bond markets to struggle and vice versa. If you have not already, I encourage you to forge an investment plan and stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


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MARKET OVERVIEW
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 ANNUAL REPORT
                                 JULY 31, 2022

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

The first seven months of 2022 was likely a tumultuous time for most investors.
The returns on stocks and bonds were so dismal they dragged down the results for the last 12 months. The latest hot topic appears to be whether or not the U.S.
economy is in a recession. After all, real gross domestic product ("GDP") growth did come in at an annualized -1.6% in the first quarter of 2022 and -0.9% in the second quarter of 2022, according to data from the U.S. Bureau of Economic
Analysis. The traditional definition of a recession is two consecutive quarters of negative GDP growth. Opinions on this topic vary. Some pundits believe the
U.S. economy is already in recession. Brian Wesbury, Chief Economist at First
Trust, is not one of them. While he acknowledges that a recession is inevitable, he believes we are not there yet. Wesbury notes that the official arbiter of recessions, the National Bureau of Economic Research, considers other factors beyond just real GDP, including the job market, manufacturing activity and real income, which reflect strength in the current climate. We are anticipating additional interest rate hikes from the Federal Reserve to combat the surge in inflation, which stood at an elevated 8.5% on a trailing 12-month basis in July
2022, as measured by the Consumer Price Index. Will the U.S. economy be resilient to said rate hikes, or succumb to them? We should know more in the coming months.

Economic headwinds extend beyond what is transpiring in the U.S. Two of the most critical events to surface so far in 2022 are the war between Russia and
Ukraine, which commenced in late February 2022, and the coronavirus-induced
("COVID-19") shutdown in China. The war has helped drive the relative value of the U.S. Dollar higher against other major world currencies, in our opinion. A strong U.S. Dollar can put downward pressure on commodity prices. Historically speaking, it is common for foreign investors to funnel capital into U.S. assets when wars break out or during periods of great uncertainty. The U.S. is still viewed by many as a safe haven for capital. The U.S. Dollar increased by 14.9%
against a basket of major currencies for the 12-month period ended July 31,
2022, as measured by the U.S. Dollar Index. An end to the Russian conflict and the reopening of China's economy would be a net gain for the economy, in our opinion.

The global growth forecast from the International Monetary Fund ("IMF") released in July 2022 projected a 3.2% real GDP growth rate for 2022, down from 6.1% in
2021. Economic growth activity was elevated in 2021 following the
COVID-19-induced downturn (real GDP was -3.1%) in 2020. The IMF is calling for a
2.3% growth rate for the U.S. in 2022, down from 5.7% the previous year.
Advanced Economies are expected to register a 2.5% growth rate in 2022, down from 5.2% the previous year. While the gap has narrowed from prior years,
Emerging Market and Developing Economies are still expected to grow faster than
Advanced Economies. Their 2022 growth rate estimate is 3.6%, down from 6.8% a year ago. These estimates do not reflect a recession.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds ("ETFs") and related exchange-traded products
("ETPs") listed globally stood at $9.37 trillion in July 2022, up from $6.36 trillion as of the close of 2019 (prior to the COVID-19 pandemic), according to its own release. U.S. listed ETFs/ETPs had assets under management totaling
$6.61 trillion in July 2022. The U.S accounts for roughly 70.5% of total global
ETF/ETP assets.

SECTOR/EQUITY INVESTING

For the 12-month period ended July 31, 2022, just four of the 11 major sectors that comprise the S&P 500(R) Index generated positive total returns, according to Bloomberg. The S&P 500(R) Index posted a total return of -4.64% over the same period. Five of the 11 sectors outperformed the broader index. Those five sectors were as follows: Energy (67.44%); Utilities (15.58%); Consumer Staples
(7.43%); Health Care (1.82%); and Real Estate (-1.64%). The Communication
Services sector had the worst showing, with a total return of -28.96% during the period.

Some of the headwind endured by the stock market year-to-date has stemmed from the rise in the yield on the benchmark 10-Year Treasury Note ("T-Note"). When bond yields trend higher, the cost of capital also rises for businesses, and that can trim future corporate earnings and put downward pressure on stock valuations. Year-to-date through July 31, 2022, the yield on the 10-Year T-Note increased by 114 basis points, from 1.51% to 2.65%. It reached as high as 3.48%
in June 2022. That is a substantial move higher in just seven months. With economic growth in negative territory in the first two quarters of 2022, it stands to reason that the top performing sectors, excluding Energy, would be characterized as defensive in nature. These sectors tend to be less cyclical, so demand for their goods and services isn't as dependent on the economy as other more growth-oriented sectors, such as Communication Services. Keep an eye on the
10-Year T-Note yield in the months ahead.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer
Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Consumer Discretionary Index. The shares of the
Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the
"Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by ICE Data Indices, LLC or its affiliates ("IDI") to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer
Discretionary Index using the Industry Classification Benchmark ("ICB") sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22    7/31/22     to 7/31/22
FUND PERFORMANCE
NAV                              -18.43%     6.63%      10.17%        6.97%      37.85%     163.43%      179.01%
Market Price                     -18.43%     6.63%      10.18%        6.97%      37.83%     163.63%      178.95%

INDEX PERFORMANCE
StrataQuant(R) Consumer
   Discretionary Index           -17.99%     7.27%      10.88%        7.70%      42.05%     180.91%      209.66%
Russell 1000(R) Index             -6.87%    12.55%      13.69%        9.00%      80.64%     260.92%      271.66%
S&P 500(R) Consumer
   Discretionary Index           -10.29%    13.21%      15.54%       11.33%      85.93%     323.90%      412.52%
Russell 1000(R) Consumer
   Discretionary Index(1)        -15.50%    13.10%      15.04%        N/A        85.05%     305.87%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -18.43% during the period covered by this report. During the same period, the S&P 500(R) Consumer
Discretionary Index (the "Benchmark") generated a return of -10.29%. The
Specialty Retail industry received an allocation of 23.1% in the Fund, which was the greatest allocation to any industry during the period covered by this report. Investments in this industry had the greatest negative contribution to the Fund's return, causing a -4.1% contribution to the Fund's overall return.
Almost every industry had a negative contribution to return. Investments in the
Food & Staples Retailing industry had the greatest positive contribution during the period with a 0.3% contribution to the Fund's return.

-----------------------------
(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors ("RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the
RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell
1000(R) Consumer Discretionary and Services Index to the Russell 1000(R)
Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer
Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed along with the StrataQuant(R) Consumer
Discretionary Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in
connection with the First Trust Consumer Discretionary AlphaDEX(R) Fund ("FXD").
Neither FTP, the Trust, nor FXD is sponsored, endorsed, sold or promoted by ICE
Data, its affiliates or its Third Party Suppliers including without limitation
Frank Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers
make no representations or warranties regarding the advisability of investing in securities generally, in FXD particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXD or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXD into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXD to be issued or in the determination or calculation of the equation by which
FXD is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXD. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                        73.6%
Communication Services                        13.2
Industrials                                    9.7
Consumer Staples                               3.5
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Ford Motor Co.                                 1.7%
Dick's Sporting Goods, Inc.                    1.6
Lennar Corp., Class A                          1.5
Capri Holdings Ltd.                            1.5
D.R. Horton, Inc.                              1.5
Genuine Parts Co.                              1.4
General Motors Co.                             1.4
Thor Industries, Inc.                          1.4
AMERCO                                         1.4
Warner Bros Discovery, Inc.                    1.4
                                            -------
  Total                                       14.8%
                                            =======


                                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                         JULY 31, 2012 - JULY 31, 2022

                 First Trust                                                                                      Russell 1000(R)
            Consumer Discretionary      StrataQuant(R) Consumer     Russell 1000(R)     S&P 500(R) Consumer          Consumer
               AlphaDEX(R) Fund           Discretionary Index            Index          Discretionary Index     Discretionary Index
7/31/12            $10,000                      $10,000                 $10,000               $10,000                 $10,000
1/31/13             11,951                       11,999                  11,089                11,631                  11,678
7/31/13             14,217                       14,324                  12,623                13,870                  13,803
1/31/14             15,049                       15,223                  13,554                14,813                  14,754
7/31/14             15,976                       16,215                  14,777                15,631                  15,522
1/31/15             17,220                       17,537                  15,420                16,741                  16,580
7/31/15             18,618                       19,027                  16,437                19,332                  18,742
1/31/16             16,187                       16,592                  15,140                18,043                  17,252
7/31/16             18,184                       18,694                  17,233                20,015                  19,269
1/31/17             18,190                       18,761                  18,291                21,015                  20,082
7/31/17             19,110                       19,774                  19,981                22,797                  21,932
1/31/18             22,531                       23,391                  23,016                27,108                  26,081
7/31/18             21,819                       22,720                  23,214                28,155                  26,556
1/31/19             21,075                       22,006                  22,515                27,572                  26,264
7/31/19             22,502                       23,582                  25,072                30,758                  29,538
1/31/20             22,724                       23,903                  27,331                32,195                  31,219
7/31/20             20,836                       21,956                  28,089                37,389                  35,592
1/31/21             27,621                       29,206                  32,755                42,814                  44,038
7/31/21             32,295                       34,257                  38,753                47,255                  48,038
1/31/22             30,419                       32,338                  39,408                47,922                  46,823
7/31/22             26,343                       28,091                  36,092                42,390                  40,587


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples
Index (the "Consumer Staples Index"). The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by
IDI to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer Staples Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22    7/31/22     to 7/31/22
FUND PERFORMANCE
NAV                              14.95%      8.12%      12.27%        9.46%      47.72%     218.04%      296.11%
Market Price                     14.93%      8.12%      12.28%        9.46%      47.72%     218.44%      296.09%

INDEX PERFORMANCE
StrataQuant(R) Consumer
   Staples Index                 15.42%      8.78%      12.99%       10.23%      52.35%     239.26%      340.67%
Russell 1000(R) Index            -6.87%     12.55%      13.69%        9.00%      80.64%     260.92%      271.66%
S&P 500(R) Consumer
   Staples Index                  7.43%      9.37%      10.73%        9.95%      56.49%     177.23%      324.31%
Russell 1000(R) Consumer
   Staples Index(1)               9.18%      7.66%      10.25%        N/A        44.65%     165.31%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 14.95% during the period covered by this report. During the same period, the S&P 500(R) Consumer Staples Index (the
"Benchmark") generated a return of 7.43%. The Food Products industry received an allocation in the Fund of 50.9% during the period covered by this report. This was by far the greatest allocation to any industry in the Fund during the period and it contributed 9.1% to the Fund's overall return, which was also the greatest contribution of any industry to the Fund's return. The industry with the greatest drag on the Fund's return was the Personal Products industry, which received an allocation of 2.4% and contributed -2.2% to the Fund's overall return for the same period.

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the
U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Consumer
Staples Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in
connection with the First Trust Consumer Staples AlphaDEX(R) Fund ("FXG").
Neither FTP, the Trust nor FXG is sponsored, endorsed, sold or promoted by ICE
Data, its affiliates or its Third Party Suppliers including without limitation
Frank Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers
make no representations or warranties regarding the advisability of investing in securities generally, in FXG particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXG or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXG into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXG to be issued or in the determination or calculation of the equation by which
FXG is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXG. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Staples                              87.5%
Health Care                                   10.8
Materials                                      1.7
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Performance Food Group Co.                     4.3%
McKesson Corp.                                 4.2
Walgreens Boots Alliance, Inc.                 4.2
AmerisourceBergen Corp.                        4.1
Tyson Foods, Inc., Class A                     4.1
Pilgrim's Pride Corp.                          4.0
Sysco Corp.                                    4.0
Grocery Outlet Holding Corp.                   4.0
Darling Ingredients, Inc.                      3.7
Molson Coors Beverage Co., Class B             3.5
                                            -------
  Total                                       40.1%
                                            =======


                                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                       JULY 31, 2012 - JULY 31, 2022

                                                                                              S&P 500(R)         Russell 1000(R)
              First Trust Consumer            StrataQuant(R)          Russell 1000(R)      Consumer Staples         Consumer
            Staples AlphaDEX(R) Fund      Consumer Staples Index           Index                Index             Staples Index
7/31/12             $10,002                      $10,000                  $10,000              $10,000               $10,000
1/31/13              11,651                       11,691                   11,089               10,502                10,619
7/31/13              14,392                       14,506                   12,623               11,892                12,066
1/31/14              14,914                       15,086                   13,554               11,873                12,113
7/31/14              16,571                       16,827                   14,777               12,739                13,127
1/31/15              18,745                       19,081                   15,420               14,356                14,750
7/31/15              20,399                       20,830                   16,437               15,197                15,874
1/31/16              19,536                       20,001                   15,140               15,574                16,194
7/31/16              22,275                       22,881                   17,233               16,971                17,692
1/31/17              20,851                       21,488                   18,291               16,575                17,335
7/31/17              21,537                       22,268                   19,981               17,717                18,340
1/31/18              23,353                       24,225                   23,016               18,800                18,915
7/31/18              21,653                       22,549                   23,214               17,614                17,642
1/31/19              21,280                       22,222                   22,515               17,837                17,760
7/31/19              21,832                       22,884                   25,072               20,192                19,427
1/31/20              22,980                       24,176                   27,331               21,716                20,962
7/31/20              23,677                       25,002                   28,089               21,830                20,696
1/31/21              25,571                       27,079                   32,755               22,720                21,571
7/31/21              27,674                       29,395                   38,753               25,805                24,298
1/31/22              30,689                       32,625                   39,408               28,035                26,796
7/31/22              31,804                       33,926                   36,092               27,723                26,531


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy
Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol
"FXN."

The Energy Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Energy Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22    7/31/22     to 7/31/22
FUND PERFORMANCE
NAV                              65.76%      6.71%       0.88%       0.23%       38.39%       9.21%        3.51%
Market Price                     65.83%      6.70%       0.89%       0.22%       38.32%       9.22%        3.46%

INDEX PERFORMANCE
StrataQuant(R) Energy Index      67.28%      7.42%       1.47%       0.86%       43.02%      15.75%       13.85%
Russell 1000(R) Index            -6.87%     12.55%      13.69%       9.00%       80.64%     260.92%      271.66%
S&P 500(R) Energy Index          67.44%      8.47%       4.83%       4.17%       50.16%      60.26%       86.39%
Russell 1000(R) Energy Index(1)  65.10%      8.56%       4.49%        N/A        50.79%      55.15%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 65.76% during the period covered by this report. During the same period, the S&P 500(R) Energy Index (the "Benchmark")
generated a return of 67.44%. The Oil, Gas, & Consumable Fuels industry received the greatest allocation of any industry in the Fund during the period covered by this report. During the period, this industry's allocation in the Fund was 83.9%
and contributed 64.5% to the Fund's overall return. Investments in the
Electrical Equipment industry were the only investments with a negative contribution to the Fund's return. This industry received an allocation of 2.4%
and caused a -2.5% contribution to the Fund's overall return for the same period.

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the
Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index
into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R)
Energy Index because this index did not exist until on or about September 18,
2008.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Energy Index
("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the
First Trust Energy AlphaDEX(R) Fund ("FXN"). Neither FTP, the Trust nor FXN is
sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third
Party Suppliers including without limitation Frank Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in
FXN particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXN or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXN into consideration in determining, composing or calculating the
Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXN to be issued or in the determination or calculation of the equation by which FXN is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXN. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Energy                                        95.7%
Information Technology                         4.3
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Antero Resources Corp.                         4.8%
Devon Energy Corp.                             4.2
Southwestern Energy Co.                        4.2
Cheniere Energy, Inc.                          4.2
Occidental Petroleum Corp.                     4.1
Marathon Oil Corp.                             4.1
Pioneer Natural Resources Co.                  3.9
Continental Resources, Inc.                    3.9
Coterra Energy, Inc.                           3.5
Targa Resources Corp.                          3.4
                                            -------
  Total                                       40.3%
                                            =======


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                              JULY 31, 2012 - JULY 31, 2022

            First Trust Energy      StrataQuant(R)      Russell 1000(R)       S&P 500(R)       Russell 1000(R)
             AlphaDEX(R) Fund        Energy Index            Index           Energy Index       Energy Index
7/31/12          $10,000               $10,000              $10,000            $10,000             $10,000
1/31/13           11,901                11,949               11,089             11,067              11,096
7/31/13           12,362                12,446               12,623             11,862              11,886
1/31/14           13,083                13,220               13,554             12,051              12,136
7/31/14           15,488                15,699               14,777             14,048              14,204
1/31/15           11,142                11,310               15,420             11,289              11,256
7/31/15            9,511                 9,663               16,437             10,439              10,404
1/31/16            7,332                 7,450               15,140              9,073               8,852
7/31/16            8,306                 8,454               17,233             10,652              10,336
1/31/17            9,202                 9,402               18,291             11,486              11,169
7/31/17            7,892                 8,093               19,981             10,672              10,288
1/31/18            8,816                 9,080               23,016             12,244              11,800
7/31/18            9,979                10,314               23,214             12,776              12,425
1/31/19            7,767                 8,033               22,515             10,734              10,371
7/31/19            6,409                 6,653               25,072             10,734              10,243
1/31/20            5,281                 5,506               27,331              9,605               9,154
7/31/20            3,955                 4,114               28,089              6,626               6,393
1/31/21            5,319                 5,564               32,755              7,434               7,391
7/31/21            6,589                 6,920               38,753              9,571               9,398
1/31/22            8,645                 9,125               39,408             13,194              12,580
7/31/22           10,921                11,575               36,092             16,026              15,515


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the
"Financials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts ("REITs") that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Financials Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22    7/31/22     to 7/31/22
FUND PERFORMANCE
NAV                              -2.52%      9.60%      13.28%       6.87%       58.15%     247.81%      174.90%
Market Price                     -2.52%      9.60%      13.27%       6.86%       58.12%     247.73%      174.82%

INDEX PERFORMANCE
StrataQuant(R) Financials Index  -1.93%     10.36%      14.07%       7.71%       63.70%     272.95%      209.79%
Russell 1000(R) Index            -6.87%     12.55%      13.69%       9.00%       80.64%     260.92%      271.66%
S&P 500(R) Financials Index      -5.97%      8.36%      13.25%       2.79%       49.37%     246.98%       52.14%
Russell 1000(R) Financials
   Index(1)                      -4.97%     11.41%      14.34%        N/A        71.65%     282.09%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -2.52% during the period covered by this report. During the same period, the S&P 500(R) Financials Index (the
"Benchmark") generated a return of -5.97%. The greatest allocation in the Fund was 36.6% to the Insurance industry. Investments in this industry caused a 0.5%
contribution to the Fund's overall return. The industry with the greatest contribution to the Fund's return was the Banking industry. The Banking industry received an allocation of 19.6% and contributed 0.7% to the Fund's return.
Meanwhile, the Capital Markets industry carried an average weight of 26.3% and caused a -1.9% contribution to the Fund's return, which was the worst of any industry during the period covered by this report.

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financials Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS. On September 18, 2020, the name of the Russell 1000(R) Financial Services Index was changed to Russell 1000(R)
Financials Index.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed along with the StrataQuant(R) Financials
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Financials AlphaDEX(R) Fund ("FXO"). Neither FTP, the Trust
nor FXO is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company
("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXO particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXO or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXO into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXO to be issued or in the determination or calculation of the equation by which
FXO is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXO. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    99.6%
Information Technology                         0.4
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Coinbase Global, Inc., Class A                 2.1%
Carlyle Group (The), Inc.                      1.9
Jefferies Financial Group, Inc.                1.8
Franklin Resources, Inc.                       1.8
New Residential Investment Corp.               1.8
Annaly Capital Management, Inc.                1.8
LPL Financial Holdings, Inc.                   1.8
MGIC Investment Corp.                          1.8
Berkshire Hathaway, Inc., Class B              1.7
Invesco Ltd.                                   1.7
                                            -------
  Total                                       18.2%
                                            =======


                                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                    JULY 31, 2012 - JULY 31, 2022

            First Trust Financials       StrataQuant(R)       Russell 1000(R)         S&P 500(R)         Russell 1000(R)
               AlphaDEX(R) Fund         Financials Index           Index           Financials Index      Financials Index
7/31/12            $10,000                  $10,000               $10,000              $10,000               $10,000
1/31/13             11,851                   11,901                11,089               11,984                11,821
7/31/13             13,944                   14,055                12,623               14,243                13,852
1/31/14             14,735                   14,908                13,554               14,783                14,511
7/31/14             15,472                   15,710                14,777               15,868                15,504
1/31/15             16,132                   16,439                15,420               16,450                16,305
7/31/15             17,697                   18,098                16,437               18,153                17,977
1/31/16             15,609                   16,006                15,140               15,860                15,938
7/31/16             17,736                   18,256                17,233               17,468                17,726
1/31/17             20,232                   20,896                18,291               21,416                20,368
7/31/17             21,992                   22,783                19,981               23,230                22,262
1/31/18             24,374                   25,342                23,016               27,797                25,841
7/31/18             24,425                   25,481                23,214               26,360                25,487
1/31/19             23,104                   24,174                22,515               24,713                24,682
7/31/19             25,165                   26,426                25,072               27,270                27,985
1/31/20             25,978                   27,377                27,331               29,222                30,130
7/31/20             20,746                   21,950                28,089               23,775                26,309
1/31/21             28,520                   30,278                32,755               28,996                31,887
7/31/21             35,680                   38,024                38,753               36,903                40,206
1/31/22             38,406                   41,070                39,408               39,844                43,615
7/31/22             34,781                   37,295                36,092               34,698                38,209


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index
(the "Health Care Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Health Care
Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22    7/31/22     to 7/31/22
FUND PERFORMANCE
NAV                              -11.03%    10.16%      13.77%       11.80%      62.24%     263.32%      446.48%
Market Price                     -11.02%    10.17%      13.78%       11.80%      62.27%     263.58%      446.68%

INDEX PERFORMANCE
StrataQuant(R) Health Care
   Index                         -10.45%    10.90%      14.53%       12.59%      67.79%     288.47%      508.69%
Russell 1000(R) Index             -6.87%    12.55%      13.69%        9.00%      80.64%     260.92%      271.66%
S&P 500(R) Health Care Index       1.82%    12.72%      15.23%       10.89%      81.95%     312.59%      382.92%
Russell 1000(R) Health Care
   Index(1)                       -1.46%    12.66%      15.39%        N/A        81.48%     318.55%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -11.03% during the period covered by this report. During the same period, the S&P 500(R) Health Care Index (the
"Benchmark") generated a return of 1.82%. Two industries received significant, and very similar allocations, in the Fund. The Health Care Equipment & Supplies
industry carried an average weight of 26.3% while the Health Care Providers &
Services industry had an allocation of 25.4%. The contributions to return, however, were quite different for these two industries. The Health Care
Equipment & Supplies industry accounted for -6.8% of underperformance in the
Fund, the worst contribution to return of any industry. Meanwhile, the Health
Care Providers & Services industry accounted for 0.7% of overperformance in the
Fund, which was the best of any invested industry.

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Health Care
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Health Care AlphaDEX(R) Fund ("FXH"). Neither FTP, the
Trust nor FXH is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank
Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXH particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXH or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXH into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXH to be issued or in the determination or calculation of the equation by which
FXH is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXH. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                  100.0%
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Molina Healthcare, Inc.                        2.3%
Moderna, Inc.                                  2.3
Laboratory Corp. of America Holdings           2.2
Universal Health Services, Inc., Class B       2.2
UnitedHealth Group, Inc.                       2.1
QuidelOrtho Corp.                              2.1
Cigna Corp.                                    2.1
Hologic, Inc.                                  2.0
Humana, Inc.                                   2.0
Quest Diagnostics, Inc.                        2.0
                                            -------
  Total                                       21.3%
                                            =======


                                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                      JULY 31, 2012 - JULY 31, 2022

            First Trust Health Care        StrataQuant(R)        Russell 1000(R)         S&P 500(R)           Russell 1000(R)
               AlphaDEX(R) Fund           Health Care Index           Index           Health Care Index      Health Care Index
7/31/12             $10,000                    $10,000               $10,000               $10,000                $10,000
1/31/13              11,878                     11,924                11,089                11,298                 11,370
7/31/13              14,249                     14,364                12,623                13,563                 13,711
1/31/14              16,732                     16,925                13,554                15,010                 15,258
7/31/14              17,780                     18,037                14,777                16,469                 16,689
1/31/15              20,477                     20,840                15,420                18,865                 19,229
7/31/15              23,301                     23,803                16,437                20,990                 21,575
1/31/16              17,944                     18,381                15,140                18,408                 18,576
7/31/16              20,598                     21,165                17,233                20,992                 21,268
1/31/17              19,922                     20,528                18,291                19,819                 20,189
7/31/17              22,395                     23,154                19,981                22,673                 23,060
1/31/18              24,811                     25,735                23,016                25,237                 25,629
7/31/18              25,702                     26,752                23,214                25,691                 26,290
1/31/19              25,000                     26,105                22,515                26,413                 27,011
7/31/19              25,971                     27,232                25,072                26,791                 27,673
1/31/20              27,666                     29,109                27,331                29,609                 30,354
7/31/20              31,879                     33,660                28,089                31,824                 33,314
1/31/21              36,310                     38,457                32,755                35,026                 37,066
7/31/21              40,836                     43,384                38,753                40,521                 42,474
1/31/22              37,001                     39,419                39,408                40,618                 41,454
7/31/22              36,332                     38,847                36,092                41,259                 41,855


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund")
seeks investment results that correspond generally to the price and yield
(before the Fund's fees and expenses) of an equity index called the
StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sectors that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R)
selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.
IDI constructs the Industrials Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22    7/31/22     to 7/31/22
FUND PERFORMANCE
NAV                               -9.16%     9.71%      12.72%       7.57%       58.95%     231.17%      203.93%
Market Price                      -9.16%     9.71%      12.72%       7.57%       58.95%     231.17%      203.94%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index  -8.62%    10.40%      13.49%       8.33%       64.04%     254.35%      238.44%
Russell 1000(R) Index             -6.87%    12.55%      13.69%       9.00%       80.64%     260.92%      271.66%
S&P 500(R) Industrials Index      -6.03%     8.72%      12.29%       8.09%       51.87%     218.70%      226.86%
Russell 1000(R) Industrials
   Index(1)                      -13.07%     7.73%      12.06%        N/A        45.11%     212.24%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -9.16% during the period covered by this report. During the same period, the S&P 500(R) Industrials Index (the
"Benchmark") generated a return of -6.03%. The industry with the greatest allocation in the Fund was the Machinery industry, which carried an average weight of 17.6% and contributed -2.3% to the Fund's overall return, which was the worst of any industry during the period covered by this report. The greatest contribution to the Fund's return came from investments in the Construction &
Engineering industry. These securities contributed 0.8% to the Fund's return during the same period.

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Industrials Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS. On September 18, 2020, the name of the Russell 1000(R) Producer Durables Index was changed to Russell 1000(R)
Industrials Index.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Industrials
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Industrials/Producer Durables AlphaDEX(R) Fund ("FXR").
Neither FTP, the Trust nor FXR is sponsored, endorsed, sold or promoted by ICE
Data, its affiliates or its Third Party Suppliers including without limitation
Frank Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers
make no representations or warranties regarding the advisability of investing in securities generally, in FXR particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXR or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXR into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXR to be issued or in the determination or calculation of the equation by which
FXR is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXR. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                   69.9%
Materials                                     11.4
Information Technology                        10.8
Consumer Discretionary                         4.3
Financials                                     2.9
Health Care                                    0.7
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Builders FirstSource, Inc.                     1.5%
Owens Corning                                  1.4
Carlisle Cos., Inc.                            1.4
Brunswick Corp.                                1.4
Louisiana-Pacific Corp.                        1.4
Synchrony Financial                            1.4
Valmont Industries, Inc.                       1.4
WESCO International, Inc.                      1.4
Knight-Swift Transportation Holdings, Inc.     1.4
MKS Instruments, Inc.                          1.3
                                            -------
  Total                                       14.0%
                                            =======


                                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                      JULY 31, 2012 - JULY 31, 2022

            First Trust Industrials/                                                                          Russell 1000(R)
               Producer Durables           StrataQuant(R)        Russell 1000(R)         S&P 500(R)          Producer Durables
                AlphaDEX(R) Fund          Industrials Index           Index           Industrials Index            Index
7/31/12             $10,000                    $10,000               $10,000               $10,000                $10,000
1/31/13              11,938                     11,983                11,089                11,304                 11,467
7/31/13              13,792                     13,893                12,623                12,867                 13,108
1/31/14              15,908                     16,090                13,554                14,378                 14,693
7/31/14              16,886                     17,143                14,777                15,019                 15,338
1/31/15              16,943                     17,260                15,420                15,931                 16,244
7/31/15              17,106                     17,465                16,437                16,057                 16,522
1/31/16              14,198                     14,536                15,140                15,188                 15,430
7/31/16              16,964                     17,434                17,233                17,737                 17,957
1/31/17              19,827                     20,491                18,291                19,422                 19,834
7/31/17              20,832                     21,602                19,981                20,983                 21,520
1/31/18              24,811                     25,814                23,016                24,408                 25,294
7/31/18              24,494                     25,564                23,214                23,710                 24,717
1/31/19              22,836                     23,885                22,515                22,394                 23,437
7/31/19              25,393                     26,650                25,072                24,559                 25,938
1/31/20              26,465                     27,868                27,331                25,885                 27,279
7/31/20              23,795                     25,140                28,089                23,159                 24,492
1/31/21              30,117                     31,920                32,755                27,635                 29,309
7/31/21              36,457                     38,772                38,753                33,914                 35,916
1/31/22              35,494                     37,873                39,408                33,324                 34,074
7/31/22              33,117                     35,435                36,092                31,870                 31,224


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the
"Materials Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks that comprise the
Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Materials Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22    7/31/22     to 7/31/22
FUND PERFORMANCE
NAV                               8.37%      1.50%      12.15%        9.21%      72.30%     214.73%      282.68%
Market Price                      8.39%      1.50%      12.16%        9.21%      72.35%     215.01%      282.68%

INDEX PERFORMANCE
StrataQuant(R) Materials Index    9.15%     12.30%      12.95%       10.02%      78.62%     237.99%      328.07%
Russell 1000(R) Index            -6.87%     12.55%      13.69%        9.00%      80.64%     260.92%      271.66%
S&P 500(R) Materials Index       -5.06%      9.71%      10.70%        6.92%      58.92%     176.35%      176.92%
Russell 1000(R) Basic
   Materials Index(1)            -5.53%      9.29%      10.90%        N/A        55.93%     181.33%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 8.37% during the period covered by this report. During the same period, the S&P 500(R) Materials Index (the "Benchmark")
generated a return of -5.06%. Two industries received the majority of the Fund's allocation during the period covered by this report. Investments in the
Chemicals industry received an allocation of 50.2% and caused a 4.2%
contribution to the Fund's overall return. The Metals & Mining industry carried an average weight of 35.2% and contributed 5.8% to the Fund's return, the greatest contribution of any industry. The most significant drag on the Fund's return came from investments in the Containers & Packaging industry, which contributed -0.7% to Fund return during the same period.

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Basic Materials Index because performance data does not exist for each of the entire periods using solely the
U.S. sector scheme, or alternatively, using solely the RGS. On September 18,
2020, the name of the Russell 1000(R) Materials and Processing Index was changed to Russell 1000(R) Basic Materials Index.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Materials
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Materials AlphaDEX(R) Fund ("FXZ"). Neither FTP, the Trust
nor FXZ is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company
("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXZ particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXZ or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXZ into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXZ to be issued or in the determination or calculation of the equation by which
FXZ is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXZ. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Materials                                     93.1%
Industrials                                    6.9
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
United States Steel Corp.                      5.7%
Nucor Corp.                                    5.6
Steel Dynamics, Inc.                           5.1
Cleveland-Cliffs, Inc.                         5.0
Reliance Steel & Aluminum Co.                  4.9
Huntsman Corp.                                 4.4
Westlake Corp.                                 4.3
Olin Corp.                                     3.4
Mosaic (The) Co.                               3.4
CF Industries Holdings, Inc.                   3.4
                                            -------
  Total                                       45.2%
                                            =======


                                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                     JULY 31, 2012 - JULY 31, 2022

            First Trust Materials      StrataQuant(R)       Russell 1000(R)        S&P 500(R)            Russell 1000(R)
              AlphaDEX(R) Fund         Materials Index           Index           Materials Index      Basic Materials Index
7/31/12            $10,000                 $10,000              $10,000              $10,000                 $10,000
1/31/13             12,148                  12,202               11,089               11,345                  11,530
7/31/13             12,540                  12,641               12,623               11,874                  12,126
1/31/14             14,063                  14,233               13,554               13,092                  13,323
7/31/14             14,764                  14,991               14,777               14,618                  14,541
1/31/15             13,705                  13,954               15,420               14,389                  14,273
7/31/15             14,119                  14,428               16,437               13,999                  14,118
1/31/16             12,087                  12,388               15,140               12,017                  12,327
7/31/16             16,022                  16,483               17,233               15,175                  15,673
1/31/17             17,723                  18,292               18,291               16,405                  17,051
7/31/17             18,267                  18,920               19,981               17,386                  18,041
1/31/18             21,537                  22,390               23,016               20,220                  20,888
7/31/18             20,678                  21,572               23,214               19,375                  20,120
1/3/119             17,911                  18,740               22,515               17,471                  18,092
7/31/19             18,595                  19,533               25,073               19,347                  19,986
1/31/20             18,071                  19,058               27,332               19,359                  20,079
7/31/20             17,705                  18,744               28,089               20,570                  21,128
1/31/21             23,712                  25,201               32,755               24,324                  24,390
7/31/21             29,040                  30,965               38,755               29,111                  29,780
1/31/22             29,697                  31,776               39,410               29,547                  29,408
7/31/22             31,473                  33,799               36,092               27,635                  28,133


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the
"Technology Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Technology
Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22    7/31/22     to 7/31/22
FUND PERFORMANCE
NAV                              -16.64%    18.53%      17.91%       11.77%      134.00%    419.23%      444.84%
Market Price                     -16.64%    18.53%      17.91%       11.77%      133.93%    419.42%      444.78%

INDEX PERFORMANCE
StrataQuant(R) Technology Index  -16.16%    19.26%      18.64%       12.57%      141.24%    452.25%      506.77%
Russell 1000(R) Index             -6.87%    12.55%      13.69%        9.00%       80.64%    260.92%      271.66%
S&P 500(R) Information
   Technology Index               -5.51%    22.27%      20.09%       14.67%      173.26%    523.70%      704.30%
Russell 1000(R) Technology
   Index(1)                      -11.86%    21.12%      19.19%        N/A        160.71%    478.78%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -16.64% during the period covered by this report. During the same period, the S&P 500(R) Information Technology Index (the
"Benchmark") generated a return of -5.51%. The Software industry received an allocation of 31.1%, the greatest allocation of any industry in the Fund, during the period covered by this report. Investments in the Software industry earned a
-7.8% contribution to the Fund's return, the worst contribution to return of any invested industry. No industry had a significantly positive contribution to the
Fund's return, although a few had small positive contributions. The most significant positive contribution to the Fund's return was the 0.4% contribution from Vertiv Holdings Co., which was the only representative of the Electrical
Equipment industry in the Fund, making this the best contributing industry during the same period.

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Technology
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Technology AlphaDEX(R) Fund ("FXL"). Neither FTP, the Trust
nor FXL is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company
("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXL particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXL or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXL into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXL to be issued or in the determination or calculation of the equation by which
FXL is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXL. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        87.0%
Industrials                                    8.3
Communication Services                         4.1
Health Care                                    0.6
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
ON Semiconductor Corp.                         2.0%
Cirrus Logic, Inc.                             1.8
Skyworks Solutions, Inc.                       1.8
Corning, Inc.                                  1.8
Jabil, Inc.                                    1.7
Arrow Electronics, Inc.                        1.7
IPG Photonics Corp.                            1.7
Micron Technology, Inc.                        1.7
Avnet, Inc.                                    1.7
Qorvo, Inc.                                    1.7
                                            -------
  Total                                       17.6%
                                            =======


                                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                       JULY 31, 2012 - JULY 31, 2022

            First Trust Technology       StrataQuant(R)       Russell 1000(R)      S&P 500(R) Information      Russell 1000(R)
               AlphaDEX(R) Fund         Technology Index           Index              Technology Index         Technology Index
7/31/12            $10,000                  $10,000               $10,000                 $10,000                  $10,000
1/31/13             10,948                   10,993                11,089                  10,167                   10,066
7/31/13             12,454                   12,554                12,623                  11,114                   10,984
1/31/14             14,340                   14,514                13,554                  12,558                   12,478
7/31/14             15,268                   15,506                14,777                  14,239                   14,196
1/31/15             16,121                   16,424                15,420                  14,878                   14,743
7/31/15             16,905                   17,278                16,437                  16,058                   15,729
1/31/16             14,677                   15,051                15,140                  15,598                   15,087
7/31/16             16,975                   17,467                17,233                  17,628                   17,166
1/31/17             19,314                   19,865                18,291                  19,484                   19,066
7/31/17             22,190                   22,893                19,981                  22,824                   22,201
1/31/18             27,345                   28,307                23,016                  27,884                   27,030
7/31/18             27,859                   28,935                23,214                  29,322                   28,376
1/31/19             29,165                   30,295                22,515                  27,631                   27,096
7/31/19             34,322                   35,766                25,073                  33,933                   32,296
1/31/20             36,391                   38,073                27,332                  40,363                   38,096
7/31/20             44,387                   46,594                28,089                  47,136                   45,212
1/31/21             55,213                   58,178                32,755                  55,352                   54,051
7/31/21             62,296                   65,874                38,755                  66,008                   65,667
1/31/22             58,372                   61,915                39,410                  69,981                   67,946
7/31/22             51,923                   55,225                36,092                  62,370                   57,878


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the
"Utilities Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks that comprise the
Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Utilities
Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22    7/31/22     to 7/31/22
FUND PERFORMANCE
NAV                              13.69%      7.45%       9.69%       6.77%       43.20%     152.21%      171.19%
Market Price                     13.72%      7.45%       9.70%       6.77%       43.25%     152.28%      171.24%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index   14.57%      8.14%      10.50%       7.60%       47.89%     171.48%      205.26%
Russell 1000(R) Index            -6.87%     12.55%      13.69%       9.00%       80.64%     260.92%      271.66%
S&P 500(R) Utilities Index       15.58%     10.43%      10.79%       7.70%       64.20%     178.53%      209.67%
Russell 1000(R) Utilities
   Index(1)                      14.55%      9.66%       9.49%        N/A        58.58%     147.56%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 13.69% during the period covered by this report. During the same period, the S&P 500(R) Utilities Index (the "Benchmark")
generated a return of 15.58%. The Fund allocated 56.9% to the Electric Utilities industry during the same period. This was by far the largest allocation of any industry during the period covered by this report. Investments in this industry caused a 6.3% contribution to the Fund's return, which is also the greatest of any industry during the period. Almost every invested industry had a positive contribution to the Fund's return during the period covered by this report. The most negative contribution to the Fund's return came from the small allocation to the Electrical Equipment industry. The only holding in this industry was
Sunrun, Inc. and its contribution to the Fund's return was -0.1%.

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Utilities
Index (the "Utilities Index") for use by First Trust Portfolios L.P. ("FTP") in
connection with the First Trust Utilities AlphaDEX(R) Fund ("FXU"). Neither FTP,
the Trust nor FXU is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank
Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXU particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXU or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXU into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXU to be issued or in the determination or calculation of the equation by which
FXU is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXU. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Utilities                                     87.0%
Industrials                                   13.0
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Vistra Corp.                                   4.4%
UGI Corp.                                      4.4
National Fuel Gas Co.                          4.3
Waste Management, Inc.                         4.2
OGE Energy Corp.                               4.2
Republic Services, Inc.                        4.2
Pinnacle West Capital Corp.                    4.0
NRG Energy, Inc.                               3.9
PG&E Corp.                                     3.4
Avangrid, Inc.                                 3.3
                                            -------
  Total                                       40.3%
                                            =======


                                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                  JULY 31, 2012 - JULY 31, 2022

            First Trust Utilities      StrataQuant(R)       Russell 1000(R)        S&P 500(R)         Russell 1000(R)
              AlphaDEX(R) Fund         Utilities Index           Index           Utilities Index      Utilities Index
7/31/12            $10,000                 $10,000              $10,000              $10,000              $10,000
1/31/13             10,413                  10,449               11,089                9,883                9,922
7/31/13             11,591                  11,734               12,623               10,801               10,867
1/31/14             11,920                  12,119               13,554               10,989               10,938
7/31/14             13,108                  13,379               14,777               11,801               11,928
1/31/15             14,792                  15,146               15,420               14,086               12,812
7/31/15             13,863                  14,241               16,437               13,033               12,412
1/31/16             14,007                  14,444               15,140               13,737               13,141
7/31/16             17,003                  17,605               17,233               16,045               15,475
1/31/17             17,129                  17,797               18,291               15,414               14,983
7/31/17             17,611                  18,356               19,981               16,961               15,612
1/31/18             16,645                  17,405               23,016               16,543               15,681
7/31/18             17,418                  18,286               23,214               17,440               15,790
1/31/19             18,517                  19,509               22,515               18,376               16,520
7/31/19             19,458                  20,539               25,073               20,323               18,119
1/31/20             20,337                  21,533               27,332               23,944               20,728
7/31/20             19,320                  20,489               28,089               21,509               18,718
1/31/21             19,859                  21,143               32,755               22,352               19,777
7/31/21             22,181                  23,695               38,755               24,096               21,616
1/31/22             23,456                  25,119               39,410               25,676               22,902
7/31/22             25,221                  27,148               36,092               27,853               24,756


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market
Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2022 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First
Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund,
First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R)
Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust
Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First
Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2022     JULY 31, 2022         PERIOD          PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00           $  866.00            0.63%             $2.91
Hypothetical (5% return before expenses)            $1,000.00           $1,021.67            0.63%             $3.16

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00           $1,036.50            0.62%             $3.13
Hypothetical (5% return before expenses)            $1,000.00           $1,021.72            0.62%             $3.11

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00           $1,263.40            0.61%             $3.42
Hypothetical (5% return before expenses)            $1,000.00           $1,021.77            0.61%             $3.06

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00           $  905.60            0.62%             $2.93
Hypothetical (5% return before expenses)            $1,000.00           $1,021.72            0.62%             $3.11

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00           $  981.90            0.61%             $3.00
Hypothetical (5% return before expenses)            $1,000.00           $1,021.77            0.61%             $3.06


                                                                         Page 23


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JULY 31, 2022 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2022     JULY 31, 2022         PERIOD          PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00           $  933.00            0.62%             $2.97
Hypothetical (5% return before expenses)            $1,000.00           $1,021.72            0.62%             $3.11

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00           $1,059.80            0.61%             $3.12
Hypothetical (5% return before expenses)            $1,000.00           $1,021.77            0.61%             $3.06

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00           $  889.60            0.62%             $2.90
Hypothetical (5% return before expenses)            $1,000.00           $1,021.72            0.62%             $3.11

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00           $1,075.00            0.63%             $3.24
Hypothetical (5% return before expenses)            $1,000.00           $1,021.67            0.63%             $3.16


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 1,
      2022 through July 31, 2022), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AIRLINES -- 3.7%
      98,690 Alaska Air Group, Inc. (a)       $     4,374,928
      44,916 Copa Holdings S.A., Class A (a)        3,019,253
      68,221 Delta Air Lines, Inc. (a)              2,169,428
     340,021 JetBlue Airways Corp. (a)              2,862,977
      54,718 Southwest Airlines Co. (a)             2,085,850
                                              ---------------
                                                   14,512,436
                                              ---------------
             AUTO COMPONENTS -- 2.5%
     118,450 BorgWarner, Inc.                       4,555,587
     101,749 Gentex Corp.                           2,871,357
      15,696 Lear Corp.                             2,372,293
                                              ---------------
                                                    9,799,237
                                              ---------------
             AUTOMOBILES -- 5.7%
     443,923 Ford Motor Co.                         6,521,229
     155,574 General Motors Co. (a)                 5,641,113
     124,851 Harley-Davidson, Inc.                  4,720,616
      66,114 Thor Industries, Inc.                  5,575,394
                                              ---------------
                                                   22,458,352
                                              ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 2.8%
       8,729 Copart, Inc. (a)                       1,118,185
     143,522 Driven Brands Holdings, Inc. (a)       4,360,198
      60,313 IAA, Inc. (a)                          2,275,609
      81,494 Rollins, Inc.                          3,143,224
                                              ---------------
                                                   10,897,216
                                              ---------------
             DISTRIBUTORS -- 2.8%
      37,145 Genuine Parts Co.                      5,678,356
      80,525 LKQ Corp.                              4,415,991
       2,701 Pool Corp.                               966,148
                                              ---------------
                                                   11,060,495
                                              ---------------
             DIVERSIFIED CONSUMER SERVICES
                -- 1.0%
      30,215 Grand Canyon Education, Inc. (a)       2,902,755
      13,729 Service Corp. International            1,022,261
                                              ---------------
                                                    3,925,016
                                              ---------------
             ENTERTAINMENT -- 7.0%
      23,396 Electronic Arts, Inc.                  3,070,257
      62,272 Liberty Media Corp.-Liberty
                Formula One, Class C (a)            4,220,173
      23,929 Live Nation Entertainment,
                Inc. (a)                            2,249,087
      18,841 Madison Square Garden Sports
                Corp. (a)                           2,897,369
      11,303 Netflix, Inc. (a)                      2,542,045
     149,268 Playtika Holding Corp. (a)             1,831,518
       7,738 Take-Two Interactive Software,
                Inc. (a)                            1,027,065
     368,166 Warner Bros Discovery,
                Inc. (a) (b)                        5,522,490
      63,251 World Wrestling Entertainment,
                Inc., Class A                       4,383,927
                                              ---------------
                                                   27,743,931
                                              ---------------
             FOOD & STAPLES RETAILING -- 2.8%
      79,277 BJ's Wholesale Club Holdings,
                Inc. (a)                            5,367,053
       8,246 Costco Wholesale Corp.                 4,463,560
       7,804 Walmart, Inc.                          1,030,518
                                              ---------------
                                                   10,861,131
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE
                -- 10.3%
      30,968 Aramark                          $     1,034,331
         548 Booking Holdings, Inc. (a)             1,060,758
      57,202 Boyd Gaming Corp.                      3,175,283
         720 Chipotle Mexican Grill, Inc. (a)       1,126,238
       8,504 Choice Hotels International,
                Inc.                                1,027,878
      10,317 Churchill Downs, Inc.                  2,164,507
      17,470 Darden Restaurants, Inc.               2,174,840
       2,438 Domino's Pizza, Inc.                     955,964
       8,506 Hilton Worldwide Holdings, Inc.        1,089,363
      28,237 Las Vegas Sands Corp. (a)              1,064,253
      20,919 Marriott International, Inc.,
                Class A                             3,322,356
       8,168 Marriott Vacations Worldwide
                Corp.                               1,118,363
      11,527 McDonald's Corp.                       3,035,866
      98,309 MGM Resorts International              3,217,654
     129,940 Penn National Gaming, Inc. (a)         4,489,427
      13,945 Planet Fitness, Inc.,
                Class A (a)                         1,099,005
      43,716 Six Flags Entertainment
                Corp. (a)                             991,042
      12,420 Starbucks Corp.                        1,052,968
      24,433 Travel + Leisure Co.                   1,053,307
       4,355 Vail Resorts, Inc.                     1,032,701
      50,246 Wendy's (The) Co.                      1,056,673
      14,432 Wyndham Hotels & Resorts, Inc.         1,001,725
      16,645 Wynn Resorts Ltd. (a)                  1,056,625
      17,410 Yum! Brands, Inc.                      2,133,421
                                              ---------------
                                                   40,534,548
                                              ---------------
             HOUSEHOLD DURABLES -- 12.1%
      74,650 D.R. Horton, Inc.                      5,824,939
      28,969 Garmin Ltd.                            2,827,954
     114,304 Leggett & Platt, Inc.                  4,531,011
      70,018 Lennar Corp., Class A                  5,951,530
     207,595 Newell Brands, Inc.                    4,195,495
         990 NVR, Inc. (a)                          4,349,169
     124,676 PulteGroup, Inc.                       5,438,367
     133,170 Tempur Sealy International, Inc.       3,659,512
     110,778 Toll Brothers, Inc.                    5,448,062
      31,899 Whirlpool Corp.                        5,514,380
                                              ---------------
                                                   47,740,419
                                              ---------------
             LEISURE PRODUCTS -- 2.2%
     221,261 Mattel, Inc. (a)                       5,133,255
      28,670 Polaris, Inc.                          3,362,418
                                              ---------------
                                                    8,495,673
                                              ---------------
             MEDIA -- 6.1%
      88,488 Fox Corp., Class A                     2,929,838
      71,788 Interpublic Group of (The) Cos.,
                Inc.                                2,144,308
      70,834 New York Times (The) Co.,
                Class A                             2,263,146
     253,698 News Corp., Class A                    4,348,384
      24,263 Nexstar Media Group, Inc.,
                Class A                             4,570,421
      31,075 Omnicom Group, Inc.                    2,170,278
     200,198 Paramount Global, Class B              4,734,683
     154,758 Sirius XM Holdings, Inc. (b)           1,033,783
                                              ---------------
                                                   24,194,841
                                              ---------------

                        See Notes to Financial Statements                Page 25


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MULTILINE RETAIL -- 6.4%
      16,108 Dollar General Corp.             $     4,001,710
      25,360 Dollar Tree, Inc. (a)                  4,193,530
     138,435 Kohl's Corp.                           4,033,996
     269,700 Macy's, Inc.                           4,760,205
     134,688 Nordstrom, Inc.                        3,166,515
      33,634 Ollie's Bargain Outlet Holdings,
                Inc. (a)                            1,982,724
      20,148 Target Corp.                           3,291,780
                                              ---------------
                                                   25,430,460
                                              ---------------
             PERSONAL PRODUCTS -- 0.7%
     246,733 Coty, Inc., Class A (a)                1,806,086
       3,731 Estee Lauder (The) Cos., Inc.,
                Class A                             1,018,936
                                              ---------------
                                                    2,825,022
                                              ---------------
             ROAD & RAIL -- 2.7%
      10,331 AMERCO                                 5,548,574
      13,435 Avis Budget Group, Inc. (a)            2,445,573
     124,765 Hertz Global Holdings,
                Inc. (a) (b)                        2,672,466
                                              ---------------
                                                   10,666,613
                                              ---------------
             SPECIALTY RETAIL -- 19.3%
       5,485 Advance Auto Parts, Inc.               1,062,006
      44,210 AutoNation, Inc. (a)                   5,249,495
       1,834 AutoZone, Inc. (a)                     3,919,973
     105,717 Bath & Body Works, Inc.                3,757,182
      60,638 Best Buy Co., Inc.                     4,668,520
      31,451 CarMax, Inc. (a)                       3,130,633
      65,558 Dick's Sporting Goods, Inc. (b)        6,135,573
     345,383 Gap (The), Inc.                        3,322,584
       3,456 Home Depot (The), Inc.                 1,040,049
      17,980 Lithia Motors, Inc.                    4,769,734
      11,317 Lowe's Cos., Inc.                      2,167,545
       4,509 O'Reilly Automotive, Inc. (a)          3,172,487
      47,193 Penske Automotive Group, Inc.          5,403,127
     134,084 Petco Health & Wellness Co.,
                Inc. (a) (b)                        1,866,449
      18,623 RH (a)                                 5,203,825
      28,141 Ross Stores, Inc.                      2,286,738
      50,959 TJX (The) Cos., Inc.                   3,116,652
      10,197 Tractor Supply Co.                     1,952,522
      12,812 Ulta Beauty, Inc. (a)                  4,982,715
     101,749 Victoria's Secret & Co. (a)            3,760,643
      35,627 Williams-Sonoma, Inc.                  5,145,251
                                              ---------------
                                                   76,113,703
                                              ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 11.3%
     120,476 Capri Holdings Ltd. (a)                5,864,772
      56,079 Carter's, Inc.                         4,569,317
      55,224 Columbia Sportswear Co.                4,087,128
      11,146 Deckers Outdoor Corp. (a)              3,491,039
     276,579 Hanesbrands, Inc.                      3,092,153
      86,836 PVH Corp.                              5,376,885
      44,094 Ralph Lauren Corp.                     4,348,991
     138,871 Skechers U.S.A., Inc.,
                Class A (a)                         5,271,543
     129,505 Tapestry, Inc.                         4,355,253

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             TEXTILES, APPAREL & LUXURY GOODS
                (CONTINUED)
     237,258 Under Armour, Inc., Class A (a)  $     2,197,009
      44,749 VF Corp.                               1,999,386
                                              ---------------
                                                   44,653,476
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.6%
      16,620 SiteOne Landscape Supply,
                Inc. (a)                            2,315,664
                                              ---------------
             TOTAL COMMON STOCKS -- 100.0%        394,228,233
             (Cost $453,732,412)              ---------------

             MONEY MARKET FUNDS -- 1.4%
   5,242,585 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (c) (d)                       5,242,585
     207,555 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (c)                     207,555
                                              ---------------
             TOTAL MONEY MARKET FUNDS
                -- 1.4%                             5,450,140
             (Cost $5,450,140)                ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.2%
$  4,618,278 BNP Paribas S.A., 2.16% (c),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $4,619,110. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 01/31/28.
                The value of the collateral
                including accrued interest
                is $4,716,166. (d)                  4,618,278
             (Cost $4,618,278)                ---------------

             TOTAL INVESTMENTS -- 102.6%          404,296,651
             (Cost $463,800,830)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.6)%             (10,179,732)
                                              ---------------
             NET ASSETS -- 100.0%             $   394,116,919
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $9,817,113 and the total value of the collateral held by the Fund is $9,860,863.

(c)   Rate shown reflects yield as of July 31, 2022.

(d)   This security serves as collateral for securities on loan.

Page 26                 See Notes to Financial Statements


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     9,817,113
Non-cash Collateral(2)                             (9,817,113)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     4,618,278
Non-cash Collateral(4)                             (4,618,278)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $     394,228,233   $     394,228,233   $              --   $              --
Money Market Funds..............................          5,450,140           5,450,140                  --                  --
Repurchase Agreements...........................          4,618,278                  --           4,618,278                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $     404,296,651   $     399,678,373   $       4,618,278   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 27


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BEVERAGES -- 15.3%
     148,652 Brown-Forman Corp., Class B      $    11,032,951
     331,566 Coca-Cola (The) Co.                   21,276,590
     147,351 Keurig Dr Pepper, Inc.                 5,708,378
     382,660 Molson Coors Beverage Co.,
                Class B                            22,863,935
     168,760 Monster Beverage Corp. (a)            16,811,871
     125,157 PepsiCo, Inc.                         21,897,469
                                              ---------------
                                                   99,591,194
                                              ---------------
             CHEMICALS -- 1.7%
     192,638 Corteva, Inc.                         11,086,317
                                              ---------------
             FOOD & STAPLES RETAILING
                -- 23.1%
     585,483 Albertsons Cos., Inc., Class A        15,720,219
      56,382 Casey's General Stores, Inc.          11,425,812
     611,624 Grocery Outlet Holding Corp. (a)      26,128,577
     220,356 Kroger (The) Co.                      10,233,333
     567,062 Performance Food Group Co. (a)        28,188,652
     307,797 Sysco Corp.                           26,131,965
     169,971 US Foods Holding Corp. (a)             5,354,086
     687,956 Walgreens Boots Alliance, Inc.        27,256,817
                                              ---------------
                                                  150,439,461
                                              ---------------
             FOOD PRODUCTS -- 40.3%
     201,600 Archer-Daniels-Midland Co.            16,686,432
     230,002 Bunge Ltd.                            21,236,085
     108,527 Campbell Soup Co.                      5,355,807
     456,895 Conagra Brands, Inc.                  15,630,378
     348,810 Darling Ingredients, Inc. (a)         24,165,557
     198,128 Flowers Foods, Inc.                    5,628,816
      72,711 Hershey (The) Co.                     16,575,200
     236,602 Ingredion, Inc.                       21,526,050
      81,473 J.M. Smucker (The) Co.                10,780,507
     292,387 Kellogg Co.                           21,613,247
     136,726 Kraft Heinz (The) Co.                  5,035,619
     218,922 Lamb Weston Holdings, Inc.            17,439,327
      83,987 Mondelez International, Inc.,
                Class A                             5,378,527
     834,887 Pilgrim's Pride Corp. (a)             26,190,405

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             FOOD PRODUCTS (CONTINUED)
     253,295 Post Holdings, Inc. (a)          $    22,021,467
     302,970 Tyson Foods, Inc., Class A            26,664,390
                                              ---------------
                                                  261,927,814
                                              ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 10.8%
     184,291 AmerisourceBergen Corp.               26,893,586
     168,834 CVS Health Corp.                      16,154,037
      79,929 McKesson Corp.                        27,302,148
                                              ---------------
                                                   70,349,771
                                              ---------------
             HOUSEHOLD PRODUCTS -- 8.7%
     112,555 Church & Dwight Co., Inc.              9,901,463
      36,990 Clorox (The) Co.                       5,246,662
     130,139 Colgate-Palmolive Co.                 10,247,145
     115,754 Kimberly-Clark Corp.                  15,255,220
      72,532 Procter & Gamble (The) Co.            10,075,420
     191,225 Reynolds Consumer Products,
                Inc.                                5,556,998
                                              ---------------
                                                   56,282,908
                                              ---------------
             TOTAL COMMON STOCKS -- 99.9%         649,677,465
             (Cost $623,024,925)              ---------------

             MONEY MARKET FUNDS -- 0.1%
     901,283 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (b)                     901,283
             (Cost $901,283)                  ---------------

             TOTAL INVESTMENTS -- 100.0%          650,578,748
             (Cost $623,926,208)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                    74,740
                                              ---------------
             NET ASSETS -- 100.0%             $   650,653,488
                                              ===============

(a)  Non-income producing security.

(b) Rate shown reflects yield as of July 31, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $     649,677,465   $     649,677,465   $              --   $              --
Money Market Funds..............................            901,283             901,283                  --                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $     650,578,748   $     650,578,748   $              --   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

Page 28                 See Notes to Financial Statements


FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             ENERGY EQUIPMENT & SERVICES
                -- 4.3%
     425,113 Baker Hughes Co.                 $    10,921,153
   1,174,005 Halliburton Co.                       34,398,346
     725,740 NOV, Inc.                             13,506,021
     343,186 Schlumberger N.V.                     12,708,178
                                              ---------------
                                                   71,533,698
                                              ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 91.2%
   2,712,076 Antero Midstream Corp.                27,283,485
   2,001,966 Antero Resources Corp. (a)            79,357,932
     703,256 APA Corp.                             26,140,026
     461,232 Cheniere Energy, Inc.                 68,991,083
     151,346 Chesapeake Energy Corp.               14,252,253
     254,312 Chevron Corp.                         41,651,219
     546,563 ConocoPhillips                        53,251,633
     938,955 Continental Resources, Inc.           64,684,610
   1,903,402 Coterra Energy, Inc.                  58,225,067
   1,113,460 Devon Energy Corp.                    69,980,961
     405,216 Diamondback Energy, Inc.              51,875,752
     500,713 DT Midstream, Inc.                    27,554,236
     214,484 Enviva, Inc. (b)                      14,934,521
     444,493 EOG Resources, Inc.                   49,436,511
     356,741 EQT Corp.                             15,707,306
     429,892 Exxon Mobil Corp.                     41,669,432
     463,344 Hess Corp.                            52,112,300
     543,502 HF Sinclair Corp.                     25,990,266
   1,464,455 Kinder Morgan, Inc.                   26,345,545
   2,729,595 Marathon Oil Corp.                    67,693,956
     298,531 Marathon Petroleum Corp.              27,363,351
     930,438 New Fortress Energy, Inc.             45,563,549
   1,042,114 Occidental Petroleum Corp.            68,518,995
     663,332 ONEOK, Inc.                           39,627,454
   1,110,878 Ovintiv, Inc.                         56,754,757
     796,756 PDC Energy, Inc.                      52,338,902
     299,355 Phillips 66                           26,642,595
     275,049 Pioneer Natural Resources Co.         65,172,861
   1,487,552 Range Resources Corp. (a)             49,193,345
   9,817,806 Southwestern Energy Co. (a)           69,313,710
     822,665 Targa Resources Corp.                 56,854,378
      24,779 Texas Pacific Land Corp.              45,440,969
     230,978 Valero Energy Corp.                   25,585,433
     393,234 Williams (The) Cos., Inc.             13,405,347
                                              ---------------
                                                1,518,913,740
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 4.3%
     188,578 Enphase Energy, Inc. (a)              53,590,096
     180,115 First Solar, Inc. (a)                 17,862,005
                                              ---------------
                                                   71,452,101
                                              ---------------
             TOTAL COMMON STOCKS -- 99.8%       1,661,899,539
             (Cost $1,431,911,287)            ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.2%
     141,319 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (c) (d)                 $       141,319
   2,422,101 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (c)                   2,422,101
                                              ---------------
             TOTAL MONEY MARKET FUNDS
                -- 0.2%                             2,563,420
             (Cost $2,563,420)                ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.0%
$    124,491 BNP Paribas S.A., 2.16% (c),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $124,513. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 01/31/28.
                The value of the collateral
                including accrued interest
                is $127,129. (d)                      124,491
             (Cost $124,491)                  ---------------

             TOTAL INVESTMENTS -- 100.0%        1,664,587,450
             (Cost $1,434,599,198)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                   703,455
                                              ---------------
             NET ASSETS -- 100.0%             $ 1,665,290,905
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $264,594 and the total value of the collateral held by the Fund is $265,810.

(c)   Rate shown reflects yield as of July 31, 2022.

(d)   This security serves as collateral for securities on loan.

                        See Notes to Financial Statements                Page 29


FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $       264,594
Non-cash Collateral(2)                               (264,594)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       124,491
Non-cash Collateral(4)                               (124,491)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $   1,661,899,539   $   1,661,899,539   $              --   $              --
Money Market Funds..............................          2,563,420           2,563,420                  --                  --
Repurchase Agreements...........................            124,491                  --             124,491                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $   1,664,587,450   $   1,664,462,959   $         124,491   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

Page 30                 See Notes to Financial Statements


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BANKS -- 20.6%
     234,552 Bank of America Corp.            $     7,930,203
     389,104 Bank OZK                              15,603,070
      96,607 BOK Financial Corp.                    8,504,314
     317,529 Citigroup, Inc.                       16,479,755
     306,876 Citizens Financial Group, Inc.        11,652,082
      99,505 Comerica, Inc.                         7,738,504
      56,337 East West Bancorp, Inc.                4,043,870
     672,336 F.N.B. Corp.                           8,041,139
     217,305 Fifth Third Bancorp                    7,414,447
       5,583 First Citizens BancShares, Inc.,
                Class A                             4,224,544
     160,753 First Hawaiian, Inc.                   4,097,594
     303,474 Huntington Bancshares, Inc.            4,033,169
      64,838 JPMorgan Chase & Co.                   7,479,712
     635,657 KeyCorp                               11,632,523
      22,901 M&T Bank Corp.                         4,063,782
     547,759 PacWest Bancorp                       15,353,685
     100,974 Pinnacle Financial Partners,
                Inc.                                7,987,043
      23,140 PNC Financial Services Group
                (The), Inc.                         3,839,852
     142,368 Popular, Inc.                         11,057,723
     106,954 Prosperity Bancshares, Inc.            7,924,222
     584,125 Regions Financial Corp.               12,371,767
      20,372 Signature Bank                         3,780,432
     202,544 Synovus Financial Corp.                8,178,727
     153,948 Truist Financial Corp.                 7,769,756
      79,334 U.S. Bancorp                           3,744,565
     372,813 Wells Fargo & Co.                     16,355,306
     103,422 Western Alliance Bancorp               7,899,372
      45,547 Wintrust Financial Corp.               3,918,864
     143,448 Zions Bancorp N.A.                     7,825,088
                                              ---------------
                                                  240,945,110
                                              ---------------
             CAPITAL MARKETS -- 28.4%
     125,239 Affiliated Managers Group, Inc.       15,827,705
     262,582 Bank of New York Mellon (The)
                Corp.                              11,411,814
     576,565 Carlyle Group (The), Inc.             22,434,144
     388,217 Coinbase Global, Inc.,
                Class A (a) (b)                    24,442,142
     195,001 Evercore, Inc., Class A               19,494,250
     783,094 Franklin Resources, Inc.              21,495,930
      49,165 Goldman Sachs Group (The), Inc.       16,391,119
      38,819 Intercontinental Exchange, Inc.        3,959,150
   1,131,675 Invesco Ltd.                          20,075,915
     776,434 Janus Henderson Group PLC             20,008,704
     660,893 Jefferies Financial Group, Inc.       21,525,285
      78,865 KKR & Co., Inc.                        4,373,853
     337,932 Lazard Ltd., Class A                  12,729,899
      98,949 LPL Financial Holdings, Inc.          20,771,374
      95,997 Morgan Stanley                         8,092,547
      37,839 Northern Trust Corp.                   3,775,575
     122,494 Raymond James Financial, Inc.         12,061,984
     270,332 SEI Investments Co.                   14,965,580
     177,657 State Street Corp.                    12,620,753
     195,508 Stifel Financial Corp.                11,693,334

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             CAPITAL MARKETS (CONTINUED)
     160,675 T. Rowe Price Group, Inc.        $    19,838,542
     623,800 Virtu Financial, Inc., Class A        14,553,254
                                              ---------------
                                                  332,542,853
                                              ---------------
             CONSUMER FINANCE -- 6.2%
     435,787 Ally Financial, Inc.                  14,411,476
      30,844 Credit Acceptance Corp. (a) (b)       17,763,368
     154,402 Discover Financial Services           15,594,602
     488,336 OneMain Holdings, Inc.                18,166,099
     229,036 SLM Corp.                              3,572,962
     115,461 Upstart Holdings, Inc. (a) (b)         2,809,166
                                              ---------------
                                                   72,317,673
                                              ---------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 3.3%
      66,862 Berkshire Hathaway, Inc.,
                Class B (b)                        20,098,717
     280,074 Equitable Holdings, Inc.               7,962,504
     183,977 Voya Financial, Inc.                  11,068,056
                                              ---------------
                                                   39,129,277
                                              ---------------
             INSURANCE -- 32.3%
     197,949 Aflac, Inc.                           11,342,478
      57,615 Allstate (The) Corp.                   6,739,226
      26,297 American Financial Group, Inc.         3,515,383
     285,608 American International Group,
                Inc.                               14,785,926
     240,765 Arch Capital Group Ltd. (b)           10,689,966
      67,175 Arthur J. Gallagher & Co.             12,023,653
     105,605 Assurant, Inc.                        18,563,247
     261,754 Assured Guaranty Ltd.                 15,283,816
     255,789 Axis Capital Holdings Ltd.            12,914,787
     356,002 Brighthouse Financial, Inc. (b)       15,457,607
      55,712 Chubb Ltd.                            10,509,512
     122,738 Cincinnati Financial Corp.            11,947,317
      37,993 Erie Indemnity Co., Class A            7,726,256
      65,129 Everest Re Group Ltd.                 17,021,464
     493,885 Fidelity National Financial,
                Inc.                               19,735,645
     344,932 First American Financial Corp.        20,006,056
      37,458 Globe Life, Inc.                       3,773,144
      24,964 Hanover Insurance Group (The),
                Inc.                                3,406,837
     223,187 Hartford Financial Services
                Group (The), Inc.                  14,388,866
     234,179 Lincoln National Corp.                12,022,750
     184,820 Loews Corp.                           10,765,765
      11,292 Markel Corp. (b)                      14,647,305
      47,033 Marsh & McLennan Cos., Inc.            7,711,531
     116,284 MetLife, Inc.                          7,354,963
     816,365 Old Republic International Corp.      18,996,814
      54,658 Principal Financial Group, Inc.        3,658,806
     156,995 Progressive (The) Corp.               18,063,845
     114,465 Prudential Financial, Inc.            11,445,355
      70,041 RenaissanceRe Holdings Ltd.            9,057,002
      64,754 Travelers (The) Cos., Inc.            10,276,460
     429,250 Unum Group                            13,817,557
      53,481 W.R. Berkley Corp.                     3,344,167
      36,994 Willis Towers Watson PLC               7,655,538
                                              ---------------
                                                  378,649,044
                                              ---------------

                        See Notes to Financial Statements                Page 31


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES -- 0.4%
      25,613 Broadridge Financial Solutions,
                Inc.                          $     4,112,167
                                              ---------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 4.3%
   3,088,649 Annaly Capital Management, Inc.       21,249,905
   1,958,573 New Residential Investment Corp.      21,368,031
     349,522 Starwood Property Trust, Inc.          8,255,710
                                              ---------------
                                                   50,873,646
                                              ---------------
             THRIFTS & MORTGAGE FINANCE
                -- 4.4%
   1,448,726 MGIC Investment Corp.                 20,484,986
   1,599,467 New York Community Bancorp,
                Inc.                               16,986,340
   1,488,091 Rocket Cos., Inc., Class A (a)        14,166,626
                                              ---------------
                                                   51,637,952
                                              ---------------
             TOTAL COMMON STOCKS -- 99.9%       1,170,207,722
             (Cost $1,231,385,831)            ---------------

             MONEY MARKET FUNDS -- 2.1%
  23,354,505 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (c) (d)                      23,354,505
   1,348,648 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (c)                   1,348,648
                                              ---------------
             TOTAL MONEY MARKET FUNDS
                -- 2.1%                            24,703,153
             (Cost $24,703,153)               ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.7%
$ 20,573,364 BNP Paribas S.A., 2.16% (c),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $20,577,068. Collateralized
                by U.S. Treasury Note,
                interest rate of 0.75%, due
                01/31/28. The value of the
                collateral including accrued
                interest is $21,009,432. (d)       20,573,364
             (Cost $20,573,364)               ---------------

             TOTAL INVESTMENTS -- 103.7%        1,215,484,239
             (Cost $1,276,662,348)
             NET OTHER ASSETS AND
                LIABILITIES -- (3.7)%             (43,746,495)
                                              ---------------
             NET ASSETS -- 100.0%             $ 1,171,737,744
                                              ===============

(a)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $43,378,400 and the total value of the collateral held by the Fund is $43,927,869.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of July 31, 2022.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    43,378,400
Non-cash Collateral(2)                            (43,378,400)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    20,573,364
Non-cash Collateral(4)                            (20,573,364)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 32                 See Notes to Financial Statements


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $   1,170,207,722   $   1,170,207,722   $              --   $              --
Money Market Funds..............................         24,703,153          24,703,153                  --                  --
Repurchase Agreements...........................         20,573,364                  --          20,573,364                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $   1,215,484,239   $   1,194,910,875   $      20,573,364   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 33


FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BIOTECHNOLOGY -- 25.2%
     155,531 AbbVie, Inc.                     $    22,320,254
     115,291 Alnylam Pharmaceuticals,
                Inc. (a)                           16,375,934
      97,908 Amgen, Inc.                           24,229,293
      82,454 Biogen, Inc. (a)                      17,732,557
   1,430,211 Exelixis, Inc. (a)                    29,920,014
     272,047 Gilead Sciences, Inc.                 16,254,808
     210,822 Horizon Therapeutics PLC (a)          17,491,901
     313,566 Incyte Corp. (a)                      24,357,807
     643,480 Ionis Pharmaceuticals, Inc. (a)       24,169,109
     208,452 Moderna, Inc. (a)                     34,204,889
     244,373 Neurocrine Biosciences, Inc. (a)      23,002,830
      50,373 Regeneron Pharmaceuticals,
                Inc. (a)                           29,301,470
     317,789 Sarepta Therapeutics, Inc. (a)        29,538,488
      95,034 Seagen, Inc. (a)                      17,104,219
     101,094 United Therapeutics Corp. (a)         23,359,791
     105,668 Vertex Pharmaceuticals, Inc. (a)      29,630,364
                                              ---------------
                                                  378,993,728
                                              ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 19.1%
     154,767 Abbott Laboratories                   16,844,840
      50,328 Align Technology, Inc. (a)            14,140,658
     185,437 Baxter International, Inc.            10,877,734
      22,736 Becton, Dickinson and Co.              5,554,632
      76,080 Cooper (The) Cos., Inc.               24,878,160
     666,712 DENTSPLY SIRONA, Inc.                 24,108,306
      58,946 Edwards Lifesciences Corp. (a)         5,926,431
     433,122 Enovis Corp. (a)                      25,866,046
     309,052 Envista Holdings Corp. (a)            12,562,964
      99,839 Globus Medical, Inc.,
                Class A (a)                         5,859,551
     429,682 Hologic, Inc. (a)                     30,670,701
      34,096 ICU Medical, Inc. (a)                  6,040,788
      25,720 Insulet Corp. (a)                      6,373,416
     220,449 Integra LifeSciences Holdings
                Corp. (a)                          12,133,513
      27,927 Intuitive Surgical, Inc. (a)           6,427,958
      42,895 Masimo Corp. (a)                       6,201,759
     187,355 Medtronic PLC                         17,334,085
     306,410 QuidelOrtho Corp. (a)                 31,266,076
      26,740 ResMed, Inc.                           6,431,505
      48,448 Teleflex, Inc.                        11,649,806
      53,353 Zimmer Biomet Holdings, Inc.           5,889,638
                                              ---------------
                                                  287,038,567
                                              ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 30.8%
     176,119 Acadia Healthcare Co., Inc. (a)       14,602,026
     545,618 agilon health, Inc. (a)               13,656,819
     159,959 Amedisys, Inc. (a)                    19,171,086
     140,772 Centene Corp. (a)                     13,087,573
      35,822 Chemed Corp.                          17,233,606
     112,997 Cigna Corp.                           31,114,854
      61,705 Elevance Health, Inc.                 29,439,456
     425,005 Encompass Health Corp.                21,513,753
     141,746 HCA Healthcare, Inc.                  30,109,685

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
     219,119 Henry Schein, Inc. (a)           $    17,273,151
      63,618 Humana, Inc.                          30,663,876
     127,058 Laboratory Corp. of America
                Holdings                           33,313,337
     106,492 Molina Healthcare, Inc. (a)           34,899,558
     667,645 Premier, Inc., Class A                25,677,627
     223,918 Quest Diagnostics, Inc.               30,580,481
     863,103 Signify Health, Inc.,
                Class A (a)                        14,767,692
     319,925 Tenet Healthcare Corp. (a)            21,153,441
      57,973 UnitedHealth Group, Inc.              31,441,077
     295,669 Universal Health Services, Inc.,
                Class B                            33,253,892
                                              ---------------
                                                  462,952,990
                                              ---------------
             HEALTH CARE TECHNOLOGY -- 1.7%
     555,025 Certara, Inc. (a)                     12,760,025
     160,973 Doximity, Inc., Class A (a) (b)        6,812,377
      28,302 Veeva Systems, Inc., Class A (a)       6,327,761
                                              ---------------
                                                   25,900,163
                                              ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 11.2%
      47,191 Agilent Technologies, Inc.             6,328,313
     540,684 Avantor, Inc. (a)                     15,690,650
     189,783 Bruker Corp.                          13,009,625
      55,666 Charles River Laboratories
                International, Inc. (a)            13,946,560
      46,983 Danaher Corp.                         13,694,135
      30,404 Illumina, Inc. (a)                     6,587,939
      77,495 IQVIA Holdings, Inc. (a)              18,619,724
     197,292 Maravai LifeSciences Holdings,
                Inc., Class A (a)                   5,147,348
      83,747 PerkinElmer, Inc.                     12,827,528
     356,255 QIAGEN N.V. (a)                       17,684,498
      34,516 Repligen Corp. (a)                     7,364,334
     234,588 Syneos Health, Inc. (a)               18,565,294
      30,952 Thermo Fisher Scientific, Inc.        18,521,986
                                              ---------------
                                                  167,987,934
                                              ---------------
             PHARMACEUTICALS -- 11.9%
     154,683 Bristol-Myers Squibb Co.              11,412,512
     222,032 Catalent, Inc. (a)                    25,111,819
      73,470 Eli Lilly & Co.                       24,222,324
      67,098 Johnson & Johnson                     11,709,943
     326,609 Merck & Co., Inc.                     29,179,248
     498,231 Organon & Co.                         15,803,887
     138,160 Perrigo Co. PLC                        5,784,759
     454,349 Pfizer, Inc.                          22,949,168
   2,844,030 Viatris, Inc.                         27,558,651
      32,610 Zoetis, Inc.                           5,952,956
                                              ---------------
                                                  179,685,267
                                              ---------------
             TOTAL COMMON STOCKS -- 99.9%       1,502,558,649
             (Cost $1,380,647,181)            ---------------

Page 34                 See Notes to Financial Statements


FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.3%
   2,618,730 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (c) (d)                 $     2,618,730
   1,540,091 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (c)                   1,540,091
                                              ---------------
             TOTAL MONEY MARKET FUNDS
                -- 0.3%                             4,158,821
             (Cost $4,158,821)                ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.2%
$  2,306,882 BNP Paribas S.A., 2.16% (c),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $2,307,297. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 01/31/28.
                The value of the collateral
                including accrued interest
                is $2,355,778. (d)                  2,306,882
             (Cost $2,306,882)                ---------------

             TOTAL INVESTMENTS -- 100.4%        1,509,024,352
             (Cost $1,387,112,884)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.4)%              (5,296,456)
                                              ---------------
             NET ASSETS -- 100.0%             $ 1,503,727,896
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,909,120 and the total value of the collateral held by the Fund is $4,925,612.

(c)   Rate shown reflects yield as of July 31, 2022.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     4,909,120
Non-cash Collateral(2)                             (4,909,120)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     2,306,882
Non-cash Collateral(4)                             (2,306,882)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $   1,502,558,649   $   1,502,558,649   $              --   $              --
Money Market Funds..............................          4,158,821           4,158,821                  --                  --
Repurchase Agreements...........................          2,306,882                  --           2,306,882                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $   1,509,024,352   $   1,506,717,470   $       2,306,882   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 35


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 6.4%
     263,675 BWX Technologies, Inc.           $    14,945,099
      54,989 Curtiss-Wright Corp.                   7,887,622
      16,414 General Dynamics Corp.                 3,720,561
      27,695 HEICO Corp.                            4,367,779
     230,927 Howmet Aerospace, Inc.                 8,574,320
      83,362 Huntington Ingalls Industries,
                Inc.                               18,076,216
      15,028 L3Harris Technologies, Inc.            3,606,269
      33,781 Lockheed Martin Corp.                 13,978,916
      30,356 Northrop Grumman Corp.                14,537,488
     178,391 Textron, Inc.                         11,709,585
                                              ---------------
                                                  101,403,855
                                              ---------------
             AIR FREIGHT & LOGISTICS -- 4.2%
     179,111 C.H. Robinson Worldwide, Inc.         19,827,588
     149,042 Expeditors International of
                Washington, Inc.                   15,835,712
      64,073 FedEx Corp.                           14,934,776
     167,850 GXO Logistics, Inc. (a)                8,056,800
      39,791 United Parcel Service, Inc.,
                Class B                             7,754,868
                                              ---------------
                                                   66,409,744
                                              ---------------
             BUILDING PRODUCTS -- 10.1%
     132,829 A.O. Smith Corp.                       8,404,091
      37,093 Allegion PLC                           3,920,730
      48,443 Armstrong World Industries, Inc.       4,328,382
     650,796 AZEK (The) Co., Inc. (a)              13,458,461
     338,129 Builders FirstSource, Inc. (a)        22,992,772
      76,094 Carlisle Cos., Inc.                   22,531,433
     305,501 Carrier Global Corp.                  12,381,955
     242,576 Fortune Brands Home & Security,
                Inc.                               16,902,696
   1,009,428 Hayward Holdings, Inc. (a)            11,780,025
      75,846 Johnson Controls International
                PLC                                 4,088,858
      17,579 Lennox International, Inc.             4,210,698
     215,305 Masco Corp.                           11,923,591
     244,339 Owens Corning                         22,659,999
                                              ---------------
                                                  159,583,691
                                              ---------------
             CHEMICALS -- 2.1%
     164,244 Axalta Coating Systems Ltd. (a)        4,142,234
     261,350 DuPont de Nemours, Inc.               16,002,460
     138,393 RPM International, Inc.               12,510,727
                                              ---------------
                                                   32,655,421
                                              ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.8%
       9,726 Cintas Corp.                           4,138,316
      53,186 Tetra Tech, Inc.                       8,151,818
                                              ---------------
                                                   12,290,134
                                              ---------------
             CONSTRUCTION & ENGINEERING
                -- 5.7%
     111,359 AECOM                                  8,017,848
     152,021 MasTec, Inc. (a)                      11,999,018
     538,185 MDU Resources Group, Inc.             15,375,945
     144,863 Quanta Services, Inc.                 20,096,844

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             CONSTRUCTION & ENGINEERING
                (CONTINUED)
      80,829 Valmont Industries, Inc.         $    21,943,457
     336,039 WillScot Mobile Mini Holdings
                Corp. (a)                          12,974,466
                                              ---------------
                                                   90,407,578
                                              ---------------
             CONSTRUCTION MATERIALS -- 1.1%
     132,116 Eagle Materials, Inc.                 16,706,068
                                              ---------------
             CONSUMER FINANCE -- 2.9%
      26,201 American Express Co.                   4,035,478
     174,270 Capital One Financial Corp.           19,140,074
     657,392 Synchrony Financial                   22,009,484
                                              ---------------
                                                   45,185,036
                                              ---------------
             CONTAINERS & PACKAGING -- 6.8%
     292,144 Amcor PLC                              3,783,265
      35,187 AptarGroup, Inc.                       3,791,751
     265,849 Berry Global Group, Inc. (a)          15,326,195
      78,800 Crown Holdings, Inc.                   8,012,384
     885,718 Graphic Packaging Holding Co.         19,707,225
     105,634 Packaging Corp. of America            14,853,197
     188,748 Sealed Air Corp.                      11,536,278
     263,470 Silgan Holdings, Inc.                 11,724,415
     455,747 Westrock Co.                          19,305,443
                                              ---------------
                                                  108,040,153
                                              ---------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.8%
   1,771,430 ADT, Inc.                             12,931,439
                                              ---------------
             ELECTRICAL EQUIPMENT -- 3.7%
      70,723 Acuity Brands, Inc.                   12,899,875
      33,045 AMETEK, Inc.                           4,081,057
      28,823 Eaton Corp. PLC                        4,277,045
      91,310 Emerson Electric Co.                   8,224,292
     347,731 nVent Electric PLC                    12,278,382
      63,982 Regal Rexnord Corp.                    8,592,783
     175,817 Sensata Technologies Holding
                PLC                                 7,818,582
                                              ---------------
                                                   58,172,016
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.6%
      42,885 Littelfuse, Inc.                      11,959,340
       9,678 Teledyne Technologies, Inc. (a)        3,787,969
     631,831 Vontier Corp.                         16,301,240
      24,708 Zebra Technologies Corp.,
                Class A (a)                         8,837,804
                                              ---------------
                                                   40,886,353
                                              ---------------
             HOUSEHOLD DURABLES -- 2.1%
     146,327 Mohawk Industries, Inc. (a)           18,800,093
      65,176 TopBuild Corp. (a)                    13,799,063
                                              ---------------
                                                   32,599,156
                                              ---------------
             INDUSTRIAL CONGLOMERATES -- 0.8%
      84,185 3M Co.                                12,058,659
                                              ---------------
             IT SERVICES -- 6.9%
      13,078 Accenture PLC, Class A                 4,005,268
      34,580 Automatic Data Processing, Inc.        8,337,930

Page 36                 See Notes to Financial Statements


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
      36,099 Euronet Worldwide, Inc. (a)      $     3,547,449
      79,232 Fidelity National Information
                Services, Inc.                      8,094,341
      81,636 Fiserv, Inc. (a)                       8,627,292
      34,569 FleetCor Technologies, Inc. (a)        7,608,291
     257,186 Genpact Ltd.                          12,365,503
      98,465 Global Payments, Inc.                 12,044,239
      60,519 Jack Henry & Associates, Inc.         12,574,033
      11,515 Mastercard, Inc., Class A              4,073,892
      31,890 Paychex, Inc.                          4,090,849
      18,442 Visa, Inc., Class A                    3,911,733
     440,972 Western Union (The) Co.                7,505,343
      70,033 WEX, Inc. (a)                         11,640,185
                                              ---------------
                                                  108,426,348
                                              ---------------
             LEISURE PRODUCTS -- 1.4%
     277,721 Brunswick Corp.                       22,251,007
                                              ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.8%
      32,916 Waters Corp. (a)                      11,982,411
                                              ---------------
             MACHINERY -- 18.9%
     183,968 AGCO Corp.                            20,037,795
     472,224 Allison Transmission Holdings,
                Inc.                               19,772,019
      40,629 Caterpillar, Inc.                      8,054,699
     165,897 Crane Holdings Co.                    16,412,190
      56,296 Cummins, Inc.                         12,458,868
     150,863 Donaldson Co., Inc.                    8,208,456
      59,868 Dover Corp.                            8,003,154
     415,017 Esab Corp.                            17,107,001
      66,770 Fortive Corp.                          4,303,326
   1,679,661 Gates Industrial Corp. PLC (a)        20,659,830
      61,127 Graco, Inc.                            4,105,289
      19,994 IDEX Corp.                             4,173,748
      86,302 Ingersoll Rand, Inc.                   4,297,840
     162,015 ITT, Inc.                             12,155,985
     117,751 Lincoln Electric Holdings, Inc.       16,654,701
      86,907 Middleby (The) Corp. (a)              12,574,574
      17,934 Nordson Corp.                          4,142,575
     176,833 Oshkosh Corp.                         15,225,321
     205,538 Otis Worldwide Corp.                  16,066,905
     176,415 PACCAR, Inc.                          16,145,501
      29,517 Parker-Hannifin Corp.                  8,533,070
     238,016 Pentair PLC                           11,636,602
      73,722 Snap-on, Inc.                         16,517,414
     138,518 Stanley Black & Decker, Inc.          13,481,957
      88,483 Westinghouse Air Brake
                Technologies Corp.                  8,270,506
                                              ---------------
                                                  298,999,326
                                              ---------------
             PAPER & FOREST PRODUCTS -- 1.4%
     346,450 Louisiana-Pacific Corp.               22,044,614
                                              ---------------
             PROFESSIONAL SERVICES -- 3.9%
     200,935 Booz Allen Hamilton Holding
                Corp.                              19,285,741
     100,403 FTI Consulting, Inc. (a)              16,421,915

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             PROFESSIONAL SERVICES (CONTINUED)
     190,104 ManpowerGroup, Inc.              $    14,906,054
     145,470 Robert Half International, Inc.       11,512,496
                                              ---------------
                                                   62,126,206
                                              ---------------
             ROAD & RAIL -- 8.4%
     249,931 CSX Corp.                              8,080,269
      69,188 J.B. Hunt Transport Services,
                Inc.                               12,680,085
     392,242 Knight-Swift Transportation
                Holdings, Inc.                     21,553,698
     124,860 Landstar System, Inc.                 19,550,579
      15,976 Norfolk Southern Corp.                 4,012,692
      28,339 Old Dominion Freight Line, Inc.        8,601,170
     255,515 Ryder System, Inc.                    20,011,935
     811,317 Schneider National, Inc.,
                Class B                            20,550,659
     301,607 XPO Logistics, Inc. (a)               18,018,002
                                              ---------------
                                                  133,059,089
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.3%
     176,923 MKS Instruments, Inc.                 20,912,299
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 6.8%
     434,508 Air Lease Corp.                       16,124,592
     325,684 Core & Main, Inc., Class A (a)         7,862,012
     193,398 MSC Industrial Direct Co., Inc.,
                Class A                            15,986,279
      59,802 United Rentals, Inc. (a)              19,296,311
      31,963 W.W. Grainger, Inc.                   17,372,849
      30,414 Watsco, Inc.                           8,331,915
     169,535 WESCO International, Inc. (a)         21,673,355
                                              ---------------
                                                  106,647,313
                                              ---------------
             TOTAL COMMON STOCKS -- 99.9%       1,575,777,916
             (Cost $1,591,975,558)            ---------------

             MONEY MARKET FUNDS -- 0.8%
  13,010,054 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (b)                  13,010,054
             (Cost $13,010,054)               ---------------

             TOTAL INVESTMENTS -- 100.7%        1,588,787,970
             (Cost $1,604,985,612)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.7)%             (10,561,586)
                                              ---------------
             NET ASSETS -- 100.0%             $ 1,578,226,384
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2022.

                        See Notes to Financial Statements                Page 37


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $   1,575,777,916   $   1,575,777,916   $              --   $              --
Money Market Funds..............................         13,010,054          13,010,054                  --                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $   1,588,787,970   $   1,588,787,970   $              --   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

Page 38                 See Notes to Financial Statements


FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 0.9%
     227,587 Hexcel Corp.                     $    13,771,289
                                              ---------------
             CHEMICALS -- 48.8%
      49,503 Air Products and Chemicals, Inc.      12,288,130
     113,940 Albemarle Corp.                       27,836,681
     115,535 Ashland Global Holdings, Inc.         11,607,801
     404,911 Celanese Corp.                        47,581,092
     555,474 CF Industries Holdings, Inc.          53,042,212
   1,487,234 Chemours (The) Co.                    52,930,658
     922,703 Dow, Inc.                             49,097,027
     397,864 Eastman Chemical Co.                  38,167,094
      77,428 Ecolab, Inc.                          12,788,783
   1,337,666 Element Solutions, Inc.               26,432,280
     222,503 FMC Corp.                             24,720,083
   2,399,661 Huntsman Corp.                        69,494,183
      99,935 International Flavors &
                Fragrances, Inc.                   12,396,937
      82,805 Linde PLC                             25,007,110
     544,492 LyondellBasell Industries N.V.,
                Class A                            48,525,127
   1,008,275 Mosaic (The) Co.                      53,095,761
      39,561 NewMarket Corp.                       12,295,559
   1,028,971 Olin Corp.                            53,784,314
     301,433 Scotts Miracle-Gro (The) Co.          26,812,465
   1,238,849 Valvoline, Inc.                       39,915,715
     694,038 Westlake Corp.                        67,557,659
                                              ---------------
                                                  765,376,671
                                              ---------------
             CONTAINERS & PACKAGING -- 4.1%
     147,091 Avery Dennison Corp.                  28,014,952
     853,841 International Paper Co.               36,518,779
                                              ---------------
                                                   64,533,731
                                              ---------------
             MACHINERY -- 2.8%
     673,240 Timken (The) Co.                      44,016,431
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             METALS & MINING -- 40.0%
     783,579 Alcoa Corp.                      $    39,876,335
   4,426,174 Cleveland-Cliffs, Inc. (a)            78,387,542
   1,220,644 Freeport-McMoRan, Inc.                38,511,318
     371,120 MP Materials Corp. (a)                12,458,498
     399,031 Newmont Corp.                         18,068,124
     651,562 Nucor Corp.                           88,482,120
     400,499 Reliance Steel & Aluminum Co.         76,194,935
     222,982 Royal Gold, Inc.                      23,361,824
     717,043 Southern Copper Corp.                 35,708,741
   2,851,563 SSR Mining, Inc.                      46,936,727
   1,028,431 Steel Dynamics, Inc.                  80,094,206
   3,798,444 United States Steel Corp.             89,833,201
                                              ---------------
                                                  627,913,571
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 3.3%
     238,493 Fastenal Co.                          12,249,001
   1,436,104 Univar Solutions, Inc. (a)            38,832,252
                                              ---------------
                                                   51,081,253
                                              ---------------
             TOTAL COMMON STOCKS -- 99.9%       1,566,692,946
             (Cost $1,716,354,193)            ---------------

             MONEY MARKET FUNDS -- 0.1%
   1,243,545 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (b)                   1,243,545
             (Cost $1,243,545)                ---------------

             TOTAL INVESTMENTS -- 100.0%        1,567,936,491
             (Cost $1,717,597,738)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                 (21,364)
                                              ---------------
             NET ASSETS -- 100.0%             $ 1,567,915,127
                                              ===============

(a)  Non-income producing security.

(b) Rate shown reflects yield as of July 31, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $   1,566,692,946   $   1,566,692,946   $              --   $              --
Money Market Funds..............................          1,243,545           1,243,545                  --                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $   1,567,936,491   $   1,567,936,491   $              --   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 39


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             COMMUNICATIONS EQUIPMENT
                -- 1.0%
      67,468 F5, Inc. (a)                     $    11,291,444
                                              ---------------
             ELECTRICAL EQUIPMENT -- 1.6%
   1,595,074 Vertiv Holdings Co.                   18,215,745
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 14.4%
     203,657 Amphenol Corp., Class A               15,708,064
     153,526 Arrow Electronics, Inc. (a)           19,677,427
     401,325 Avnet, Inc.                           19,211,428
      83,216 CDW Corp.                             15,106,201
     546,139 Corning, Inc.                         20,076,070
     257,340 II-VI, Inc. (a)                       13,546,378
     182,821 IPG Photonics Corp. (a)               19,485,062
     336,044 Jabil, Inc.                           19,940,851
     209,919 National Instruments Corp.             7,976,922
     143,924 TD SYNNEX Corp.                       14,452,848
                                              ---------------
                                                  165,181,251
                                              ---------------
             HEALTH CARE TECHNOLOGY -- 0.3%
     142,952 Definitive Healthcare Corp. (a)        3,713,893
                                              ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 4.1%
     120,322 Alphabet, Inc., Class A (a)           13,995,855
      86,294 IAC/InterActiveCorp. (a)               5,911,139
      47,034 Match Group, Inc. (a)                  3,448,063
     106,722 Meta Platforms, Inc.,
                Class A (a)                        16,979,470
     360,999 Pinterest, Inc., Class A (a)           7,032,260
                                              ---------------
                                                   47,366,787
                                              ---------------
             IT SERVICES -- 14.5%
     143,562 Akamai Technologies, Inc. (a)         13,813,535
     157,383 Amdocs Ltd.                           13,701,764
     254,983 Cognizant Technology Solutions
                Corp., Class A                     17,328,645
     126,871 Concentrix Corp.                      16,970,265
     567,762 DXC Technology Co. (a)                17,941,279
      35,027 EPAM Systems, Inc. (a)                12,233,180
      42,696 Gartner, Inc. (a)                     11,334,934
      37,676 Globant S.A. (a)                       7,506,566
     148,438 GoDaddy, Inc., Class A (a)            11,011,131
     121,885 International Business Machines
                Corp.                              15,941,339
     335,161 Kyndryl Holdings, Inc. (a)             3,509,136
     225,787 SS&C Technologies Holdings, Inc.      13,359,817
      39,110 Twilio, Inc., Class A (a)              3,316,528
      39,178 VeriSign, Inc. (a)                     7,410,910
                                              ---------------
                                                  165,379,029
                                              ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.3%
      45,463 Azenta, Inc.                           3,103,304
                                              ---------------
             PROFESSIONAL SERVICES -- 6.7%
      46,532 CACI International, Inc.,
                Class A (a)                        14,066,158
     744,972 Clarivate PLC (a)                     10,794,644
     686,981 Dun & Bradstreet Holdings,
                Inc. (a)                           10,826,821
     355,628 KBR, Inc.                             18,930,079

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             PROFESSIONAL SERVICES (CONTINUED)
     102,525 Leidos Holdings, Inc.            $    10,970,175
     110,906 Science Applications
                International Corp.                10,743,464
                                              ---------------
                                                   76,331,341
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 25.1%
     171,459 Advanced Micro Devices, Inc. (a)      16,197,732
     158,428 Allegro MicroSystems, Inc. (a)         3,933,767
      89,749 Analog Devices, Inc.                  15,433,238
      36,029 Applied Materials, Inc.                3,818,353
      13,494 Broadcom, Inc.                         7,225,767
     237,232 Cirrus Logic, Inc. (a)                20,273,847
      35,579 Entegris, Inc.                         3,910,132
     162,512 GLOBALFOUNDRIES,
                Inc. (a) (b)                        8,366,118
     460,006 Intel Corp.                           16,702,818
      41,091 KLA Corp.                             15,760,042
      15,384 Lam Research Corp.                     7,699,846
     135,170 Lattice Semiconductor Corp. (a)        8,312,955
      75,301 Marvell Technology, Inc.               4,192,760
     177,778 Microchip Technology, Inc.            12,241,793
     311,303 Micron Technology, Inc.               19,257,204
      26,885 Monolithic Power Systems, Inc.        12,493,997
      21,623 NVIDIA Corp.                           3,927,385
     342,057 ON Semiconductor Corp. (a)            22,842,566
     182,451 Qorvo, Inc. (a)                       18,987,676
     102,643 QUALCOMM, Inc.                        14,889,394
     185,760 Skyworks Solutions, Inc.              20,225,549
     146,416 Teradyne, Inc.                        14,771,910
      85,334 Texas Instruments, Inc.               15,265,399
                                              ---------------
                                                  286,730,248
                                              ---------------
             SOFTWARE -- 23.0%
      67,697 Alteryx, Inc., Class A (a)             3,278,566
      27,397 ANSYS, Inc. (a)                        7,643,489
      95,177 AppLovin Corp., Class A (a)            3,382,591
      68,822 Cadence Design Systems, Inc. (a)      12,806,398
      38,892 Crowdstrike Holdings, Inc.,
                Class A (a)                         7,140,571
      68,834 Datadog, Inc., Class A (a)             7,021,756
     144,288 Dolby Laboratories, Inc.,
                Class A                            11,167,891
     289,182 DoubleVerify Holdings, Inc. (a)        6,630,943
     491,916 Dropbox, Inc., Class A (a)            11,186,170
     166,220 Dynatrace, Inc. (a)                    6,254,859
      48,439 Elastic N.V. (a)                       3,869,792
      35,966 Five9, Inc. (a)                        3,888,644
     231,733 Fortinet, Inc. (a)                    13,822,873
     157,818 Informatica, Inc.,
                Class A (a) (b)                     3,614,032
      17,008 Intuit, Inc.                           7,758,539
     132,333 Jamf Holding Corp. (a)                 3,234,219
      57,206 Manhattan Associates, Inc. (a)         8,047,168
      40,204 Microsoft Corp.                       11,286,871
     331,896 NCR Corp. (a)                         10,770,025
      65,492 New Relic, Inc. (a)                    3,973,400
     470,187 NortonLifeLock, Inc.                  11,533,687
      93,828 Oracle Corp.                           7,303,572
      26,545 Palo Alto Networks, Inc. (a)          13,248,610
      23,403 Paycom Software, Inc. (a)              7,734,457
      97,097 PTC, Inc. (a)                         11,979,828

Page 40                 See Notes to Financial Statements


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
      16,611 Roper Technologies, Inc.         $     7,253,525
      19,860 Salesforce, Inc. (a)                   3,654,637
      21,714 ServiceNow, Inc. (a)                   9,698,775
      37,055 Splunk, Inc. (a)                       3,850,385
      43,172 Synopsys, Inc. (a)                    15,865,710
     177,136 Teradata Corp. (a)                     6,782,537
       9,859 Tyler Technologies, Inc. (a)           3,933,741
     180,203 UiPath, Inc., Class A (a)              3,303,121
      95,632 Zoom Video Communications,
                Inc., Class A (a)                   9,932,340
                                              ---------------
                                                  262,853,722
                                              ---------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 8.9%
      75,521 Apple, Inc.                           12,272,918
     283,737 Dell Technologies, Inc., Class C      12,785,189
   1,297,802 Hewlett Packard Enterprise Co.        18,480,701
     524,980 HP, Inc.                              17,529,082
     100,486 NetApp, Inc.                           7,167,666
     509,976 Pure Storage, Inc., Class A (a)       14,457,820
     383,869 Western Digital Corp. (a)             18,847,968
                                              ---------------
                                                  101,541,344
                                              ---------------
             TOTAL COMMON STOCKS -- 99.9%       1,141,708,108
             (Cost $1,151,921,894)            ---------------

             MONEY MARKET FUNDS -- 0.6%
   5,359,207 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (c) (d)                       5,359,207
   2,132,800 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (c)                   2,132,800
                                              ---------------
             TOTAL MONEY MARKET FUNDS
                -- 0.6%                             7,492,007
             (Cost $7,492,007)                ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.4%
$  4,721,013 BNP Paribas S.A., 2.16% (c),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $4,721,863. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 01/31/28.
                The value of the collateral
                including accrued interest
                is $4,821,078. (d)                  4,721,013
             (Cost $4,721,013)                ---------------

             TOTAL INVESTMENTS -- 100.9%        1,153,921,128
             (Cost $1,164,134,914)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.9)%             (10,757,082)
                                              ---------------
             NET ASSETS -- 100.0%             $ 1,143,164,046
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $10,674,044 and the total value of the collateral held by the Fund is $10,080,220.

(c)   Rate shown reflects yield as of July 31, 2022.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    10,674,044
Non-cash Collateral(2)                            (10,080,220)
                                              ---------------
Net Amount                                    $       593,824
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On July 29, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from July 28 to July 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     4,721,013
Non-cash Collateral(4)                             (4,721,013)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 41


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $   1,141,708,108   $   1,141,708,108   $              --   $              --
Money Market Funds..............................          7,492,007           7,492,007                  --                  --
Repurchase Agreements...........................          4,721,013                  --           4,721,013                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $   1,153,921,128   $   1,149,200,115   $       4,721,013   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

Page 42                 See Notes to Financial Statements


FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             COMMERCIAL SERVICES & SUPPLIES
                -- 11.9%
     106,572 Clean Harbors, Inc. (a)          $    10,400,362
     118,988 Republic Services, Inc.               16,498,876
      71,023 Stericycle, Inc. (a)                   3,328,848
     101,791 Waste Management, Inc.                16,750,727
                                              ---------------
                                                   46,978,813
                                              ---------------
             ELECTRIC UTILITIES -- 49.8%
     106,275 Alliant Energy Corp.                   6,475,336
      97,386 American Electric Power Co.,
                Inc.                                9,598,364
     270,112 Avangrid, Inc.                        13,162,558
     116,198 Duke Energy Corp.                     12,773,646
     147,742 Edison International                  10,012,475
     110,597 Entergy Corp.                         12,733,033
     190,920 Evergy, Inc.                          13,032,199
      73,739 Eversource Energy                      6,505,255
     274,880 Exelon Corp.                          12,779,171
     243,376 FirstEnergy Corp.                     10,002,754
     228,440 Hawaiian Electric Industries,
                Inc.                                9,663,012
      58,807 IDACORP, Inc.                          6,569,918
     407,964 NRG Energy, Inc.                      15,400,641
     403,837 OGE Energy Corp.                      16,589,624
   1,248,255 PG&E Corp. (a)                        13,556,049
     212,965 Pinnacle West Capital Corp.           15,646,538
     114,795 PPL Corp.                              3,338,239
      43,674 Southern (The) Co.                     3,358,094
      88,027 Xcel Energy, Inc.                      6,441,816
                                              ---------------
                                                  197,638,722
                                              ---------------
             ELECTRICAL EQUIPMENT -- 1.1%
     133,322 Sunrun, Inc. (a)                       4,358,296
                                              ---------------
             GAS UTILITIES -- 11.2%
      83,347 Atmos Energy Corp.                    10,117,492
     235,761 National Fuel Gas Co.                 17,054,951
     403,315 UGI Corp.                             17,407,075
                                              ---------------
                                                   44,579,518
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 6.9%
     444,702 AES (The) Corp.                  $     9,881,278
     681,487 Vistra Corp.                          17,616,439
                                              ---------------
                                                   27,497,717
                                              ---------------
             MULTI-UTILITIES -- 17.2%
      68,933 Ameren Corp.                           6,419,041
     315,861 CenterPoint Energy, Inc.              10,009,635
      92,278 CMS Energy Corp.                       6,342,267
     130,994 Consolidated Edison, Inc.             13,003,774
      39,023 Dominion Energy, Inc.                  3,199,106
      49,143 DTE Energy Co.                         6,403,333
     422,434 NiSource, Inc.                        12,841,994
      20,726 Sempra Energy                          3,436,371
      61,892 WEC Energy Group, Inc.                 6,425,008
                                              ---------------
                                                   68,080,529
                                              ---------------
             WATER UTILITIES -- 1.7%
      20,935 American Water Works Co., Inc.         3,254,136
      67,926 Essential Utilities, Inc.              3,528,077
                                              ---------------
                                                    6,782,213
                                              ---------------
             TOTAL COMMON STOCKS -- 99.8%         395,915,808
             (Cost $368,954,053)              ---------------

             MONEY MARKET FUNDS -- 0.1%
     288,804 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (b)                     288,804
             (Cost $288,804)                  ---------------

             TOTAL INVESTMENTS -- 99.9%           396,204,612
             (Cost $369,242,857)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                   353,130
                                              ---------------
             NET ASSETS -- 100.0%             $   396,557,742
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $     395,915,808   $     395,915,808   $              --   $              --
Money Market Funds..............................            288,804             288,804                  --                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $     396,204,612   $     396,204,612   $              --   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2022


                                                                           FIRST TRUST         FIRST TRUST
                                                                             CONSUMER            CONSUMER          FIRST TRUST
                                                                          DISCRETIONARY          STAPLES              ENERGY
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FXD)               (FXG)               (FXN)
                                                                         ----------------    ----------------    ----------------
ASSETS:
Investments, at value................................................    $    404,296,651    $    650,578,748    $  1,664,587,450
Receivables:
   Capital shares sold...............................................           2,478,722                  --           6,642,380
   Dividends.........................................................              70,633             535,581           2,018,689
   Securities lending income.........................................              12,211                  --               5,361
   Investment securities sold........................................                  --                  --                  --
   Reclaims..........................................................                  --                  --                  --
Prepaid expenses.....................................................               5,430               2,113               2,151
                                                                         ----------------    ----------------    ----------------
   Total Assets......................................................         406,863,647         651,116,442       1,673,256,031
                                                                         ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian.....................................................                  --                  --                  --
Payables:
   Collateral for securities on Loan.................................           9,860,863                  --             265,810
   Investment securities purchased...................................           2,478,372                  --           6,624,676
   Investment advisory fees..........................................             165,176             271,896             642,361
   Licensing fees....................................................              88,345              78,019             224,987
   Shareholder reporting fees........................................              52,481               7,674               5,364
   Audit and tax fees................................................              27,274              28,564              30,487
   Trustees' fees....................................................                 163                  --                  --
   Capital shares redeemed...........................................                  --                  --                  --
Other liabilities....................................................              74,054              76,801             171,441
                                                                         ----------------    ----------------    ----------------
   Total Liabilities.................................................          12,746,728             462,954           7,965,126
                                                                         ----------------    ----------------    ----------------
NET ASSETS...........................................................    $    394,116,919    $    650,653,488    $  1,665,290,905
                                                                         ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital......................................................    $    890,377,096    $    882,462,631    $  1,949,119,376
Par value............................................................              79,500             102,000             991,500
Accumulated distributable earnings (loss)............................        (496,339,677)       (231,911,143)       (284,819,971)
                                                                         ----------------    ----------------    ----------------
NET ASSETS...........................................................    $    394,116,919    $    650,653,488    $  1,665,290,905
                                                                         ================    ================    ================
NET ASSET VALUE, per share...........................................    $          49.57    $          63.79    $          16.80
                                                                         ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)............................           7,950,002          10,200,002          99,150,002
                                                                         ================    ================    ================
Investments, at cost.................................................    $    463,800,830    $    623,926,208    $  1,434,599,198
                                                                         ================    ================    ================
Securities on loan, at value.........................................    $      9,817,113    $             --    $        264,594
                                                                         ================    ================    ================


Page 44                 See Notes to Financial Statements



                                           FIRST TRUST
  FIRST TRUST         FIRST TRUST         INDUSTRIALS/         FIRST TRUST         FIRST TRUST         FIRST TRUST
   FINANCIALS         HEALTH CARE       PRODUCER DURABLES       MATERIALS           TECHNOLOGY          UTILITIES
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND     ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FXO)               (FXH)                (FXR)               (FXZ)               (FXL)               (FXU)
----------------    ----------------    -----------------    ----------------    ----------------    ----------------

$  1,215,484,239    $  1,509,024,352    $   1,588,787,970    $  1,567,936,491    $  1,153,921,128    $    396,204,612

              --                  --                   --                  --                  --                  --
         893,239             670,413              746,099           1,061,757             183,653             631,130
         148,614               1,151                   --                  --               3,527                  --
              --                  --                   --           3,096,623                  --                  --
              --                  --                   --                  --                  --               4,536
           4,054               4,336                4,618               2,407               6,186               1,985
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
   1,216,530,146       1,509,700,252        1,589,538,687       1,572,097,278       1,154,114,494         396,842,263
----------------    ----------------    -----------------    ----------------    ----------------    ----------------

              --                  --           10,228,020                  --                  --                  --

      43,927,869           4,925,612                   --                  --          10,080,220                  --
              --                  --                   --                  --                  --                  --
         478,771             615,134              621,659             629,287             457,557             157,260
         168,868             193,611              211,491             234,013             161,055              45,747
          41,040              45,849               42,471              16,666              77,776               8,486
          27,726              27,545               27,388              28,394              26,707              28,625
              42                   8                   18                  --                  39                  --
              --                  --                   --           3,098,646                  --                  --
         148,086             164,597              181,256             175,145             147,094              44,403
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
      44,792,402           5,972,356           11,312,303           4,182,151          10,950,448             284,521
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
$  1,171,737,744    $  1,503,727,896    $   1,578,226,384    $  1,567,915,127    $  1,143,164,046    $    396,557,742
================    ================    =================    ================    ================    ================

$  1,490,960,056    $  1,992,560,506    $   1,886,203,376    $  1,909,239,789    $  1,779,581,777    $    564,992,492
         282,500             138,500              294,000             253,000             109,550             115,500
    (319,504,812)       (488,971,110)        (308,270,992)       (341,577,662)       (636,527,281)       (168,550,250)
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
$  1,171,737,744    $  1,503,727,896    $   1,578,226,384    $  1,567,915,127    $  1,143,164,046    $    396,557,742
================    ================    =================    ================    ================    ================
$          41.48    $         108.57    $           53.68    $          61.97    $         104.35    $          34.33
================    ================    =================    ================    ================    ================

      28,250,002          13,850,002           29,400,002          25,300,002          10,955,000          11,550,002
================    ================    =================    ================    ================    ================
$  1,276,662,348    $  1,387,112,884    $   1,604,985,612    $  1,717,597,738    $  1,164,134,914    $    369,242,857
================    ================    =================    ================    ================    ================
$     43,378,400    $      4,909,120    $              --    $             --    $     10,674,044    $             --
================    ================    =================    ================    ================    ================


                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2022


                                                                           FIRST TRUST         FIRST TRUST
                                                                             CONSUMER            CONSUMER          FIRST TRUST
                                                                          DISCRETIONARY          STAPLES              ENERGY
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FXD)               (FXG)               (FXN)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends............................................................    $     20,802,506    $      7,859,970    $     26,432,529
Securities lending income (net of fees)..............................             209,502               9,310              64,092
Foreign withholding tax..............................................                  --                  --                  --
                                                                         ----------------    ----------------    ----------------
   Total investment income...........................................          21,012,008           7,869,280          26,496,621
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees.............................................           7,308,183           1,930,852           4,492,207
Accounting and administration fees...................................             671,727             194,358             425,195
Licensing fees.......................................................             584,654             154,468             359,376
Shareholder reporting fees...........................................             130,713              33,017              51,204
Custodian fees.......................................................             115,301              30,274              68,515
Transfer agent fees..................................................              57,897              19,308              38,584
Audit and tax fees...................................................              28,660              28,541              32,541
Legal fees...........................................................              28,029               5,627              16,307
Listing fees.........................................................              10,301               8,084              10,021
Trustees' fees and expenses..........................................               7,174               6,427               6,552
Other expenses.......................................................              22,129               5,442               4,840
                                                                         ----------------    ----------------    ----------------
   Total expenses....................................................           8,964,768           2,416,398           5,505,342
                                                                         ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS).........................................          12,047,240           5,452,882          20,991,279
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.......................................................         (88,373,244)         (9,391,125)        (51,732,847)
   In-kind redemptions...............................................         242,420,096          21,499,045         154,511,869
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss).............................................         154,046,852          12,107,920         102,779,022
                                                                         ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments..        (441,734,956)         14,116,145         205,525,000
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..............................        (287,688,104)         26,224,065         308,304,022
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................    $   (275,640,864)   $     31,676,947    $    329,295,301
                                                                         ================    ================    ================


Page 46                 See Notes to Financial Statements



                                           FIRST TRUST
  FIRST TRUST         FIRST TRUST         INDUSTRIALS/         FIRST TRUST         FIRST TRUST         FIRST TRUST
   FINANCIALS         HEALTH CARE       PRODUCER DURABLES       MATERIALS           TECHNOLOGY          UTILITIES
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND     ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FXO)               (FXH)                (FXR)               (FXZ)               (FXL)               (FXU)
----------------    ----------------    -----------------    ----------------    ----------------    ----------------

$     38,291,191    $     11,024,216    $      23,277,276    $     22,470,388    $     16,485,424    $      6,853,724
         165,723               6,449                2,828               2,806             101,607               1,649
         (44,155)                 --                   --                  --             (28,752)             (6,803)
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
      38,412,759          11,030,665           23,280,104          22,473,194          16,558,279           6,848,570
----------------    ----------------    -----------------    ----------------    ----------------    ----------------

       7,077,467           7,523,292            8,639,335           4,889,407           9,453,163           1,195,958
         667,726             703,280              792,790             461,817             847,874             120,835
         566,197             601,863              691,147             391,152             756,253              95,676
         130,779             107,605              127,985              62,753             138,816              29,482
         110,727             116,242              135,387              74,260             147,726              19,780
          60,387              62,617               68,197              41,791              72,266              11,960
          28,660              28,616               28,649              28,552              28,573              28,518
          24,348              24,983               28,627              18,739              40,492               3,630
           9,951               8,084               10,021               8,084               8,061               8,061
           7,092               6,996                7,206               6,592               7,211               6,370
          22,292              22,248               21,376               6,036              38,238               7,633
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
       8,705,626           9,205,826           10,550,720           5,989,183          11,538,673           1,527,903
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
      29,707,133           1,824,839           12,729,384          16,484,011           5,019,606           5,320,667
----------------    ----------------    -----------------    ----------------    ----------------    ----------------

     (13,458,586)        (45,234,205)        (120,301,236)        (65,515,597)        (85,528,864)         (3,420,592)
     157,350,730          40,665,449          102,852,892         141,330,176         337,875,377           3,176,556
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
     143,892,144          (4,568,756)         (17,448,344)         75,814,579         252,346,513            (244,036)
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
    (214,313,440)       (177,329,197)        (177,157,775)       (187,817,992)       (502,005,673)         24,546,526
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
     (70,421,296)       (181,897,953)        (194,606,119)       (112,003,413)       (249,659,160)         24,302,490
----------------    ----------------    -----------------    ----------------    ----------------    ----------------

$    (40,714,163)   $   (180,073,114)   $    (181,876,735)   $    (95,519,402)   $   (244,639,554)   $     29,623,157
================    ================    =================    ================    ================    ================


                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                      FIRST TRUST                           FIRST TRUST
                                                                 CONSUMER DISCRETIONARY                   CONSUMER STAPLES
                                                                    ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                         (FXD)                                 (FXG)
                                                          ------------------------------------  ------------------------------------
                                                             Year Ended         Year Ended         Year Ended         Year Ended
                                                              7/31/2022          7/31/2021          7/31/2022          7/31/2021
                                                          -----------------  -----------------  -----------------  -----------------

OPERATIONS:
Net investment income (loss)............................   $    12,047,240    $     5,589,720    $     5,452,882   $      3,700,096
Net realized gain (loss)................................       154,046,852        220,645,136         12,107,920         40,853,212
Net change in unrealized appreciation (depreciation)....      (441,734,956)       349,773,051         14,116,145         (6,724,081)
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations......................................      (275,640,864)       576,007,907         31,676,947         37,829,227
                                                           ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................       (13,315,221)        (4,077,825)        (4,675,407)        (3,532,571)
                                                           ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................       821,836,474        782,562,374        502,041,230         48,212,403
Cost of shares redeemed.................................    (2,086,899,315)      (355,304,614)      (125,700,060)       (93,627,143)
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................    (1,265,062,841)       427,257,760        376,341,170        (45,414,740)
                                                           ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets.................    (1,554,018,926)       999,187,842        403,342,710        (11,118,084)

NET ASSETS:
Beginning of period.....................................     1,948,135,845        948,948,003        247,310,778        258,428,862
                                                           ---------------    ---------------    ---------------    ---------------
End of period...........................................   $   394,116,919    $ 1,948,135,845    $   650,653,488    $   247,310,778
                                                           ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................        31,750,002         23,900,002          4,400,002          5,300,002
Shares sold.............................................        14,350,000         14,300,000          7,850,000            850,000
Shares redeemed.........................................       (38,150,000)        (6,450,000)        (2,050,000)        (1,750,000)
                                                           ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period.......................         7,950,002         31,750,002         10,200,002          4,400,002
                                                           ===============    ===============    ===============    ===============


Page 48                 See Notes to Financial Statements



            FIRST TRUST                             FIRST TRUST                             FIRST TRUST
               ENERGY                                FINANCIALS                             HEALTH CARE
          ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
               (FXN)                                   (FXO)                                   (FXH)
------------------------------------    ------------------------------------    ------------------------------------
   Year Ended         Year Ended           Year Ended         Year Ended           Year Ended         Year Ended
    7/31/2022          7/31/2021            7/31/2022          7/31/2021            7/31/2022          7/31/2021
-----------------  -----------------    -----------------  -----------------    -----------------  -----------------

 $    20,991,279    $     4,726,946      $    29,707,133    $    19,642,777      $     1,824,839    $    (1,922,467)
     102,779,022        (53,740,595)         143,892,144        122,812,618           (4,568,756)       190,085,638
     205,525,000         70,852,124         (214,313,440)       222,303,365         (177,329,197)       162,241,943
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------

     329,295,301         21,838,475          (40,714,163)       364,758,760         (180,073,114)       350,405,114
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------

     (19,922,141)        (6,451,416)         (28,346,142)       (19,322,307)                  --                 --
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------

   1,605,588,558        298,299,815          604,854,268        829,324,790          252,759,574        212,370,515
    (578,637,025)      (600,515,709)        (676,942,289)      (400,047,202)        (173,706,436)      (306,336,510)
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------

   1,026,951,533       (302,215,894)         (72,088,021)       429,277,588           79,053,138        (93,965,995)
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------
   1,336,324,693       (286,828,835)        (141,148,326)       774,714,041         (101,019,976)       256,439,119

     328,966,212        615,795,047        1,312,886,070        538,172,029        1,604,747,872      1,348,308,753
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------
 $ 1,665,290,905    $   328,966,212      $ 1,171,737,744    $ 1,312,886,070      $ 1,503,727,896    $ 1,604,747,872
 ===============    ===============      ===============    ===============      ===============    ===============

      31,850,002         94,150,002           30,250,002         20,800,002           13,150,002         14,150,002
     109,350,000         33,500,000           13,250,000         19,850,000            2,250,000          1,950,000
     (42,050,000)       (95,800,000)         (15,250,000)       (10,400,000)          (1,550,000)        (2,950,000)
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------
      99,150,002         31,850,002           28,250,002         30,250,002           13,850,002         13,150,002
 ===============    ===============      ===============    ===============      ===============    ===============


                        See Notes to Financial Statements                Page 49


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      FIRST TRUST                           FIRST TRUST
                                                             INDUSTRIALS/PRODUCER DURABLES                   MATERIALS
                                                                    ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                         (FXR)                                 (FXZ)
                                                          ------------------------------------  ------------------------------------
                                                             Year Ended         Year Ended         Year Ended         Year Ended
                                                              7/31/2022          7/31/2021          7/31/2022          7/31/2021
                                                          -----------------  -----------------  -----------------  -----------------

OPERATIONS:
Net investment income (loss)............................   $    12,729,384    $     5,234,123    $    16,484,011    $     3,593,974
Net realized gain (loss)................................       (17,448,344)       113,251,146         75,814,579         35,659,553
Net change in unrealized appreciation (depreciation)....      (177,157,775)       153,513,072       (187,817,992)        39,448,502
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations......................................      (181,876,735)       271,998,341        (95,519,402)        78,702,029
                                                           ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................       (11,751,221)        (5,682,851)       (12,438,026)        (3,372,847)
                                                           ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................       880,928,164      1,711,548,130      2,011,606,379        360,933,761
Cost of shares redeemed.................................      (876,678,313)      (390,238,248)      (796,095,645)       (72,695,856)
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................         4,249,851      1,321,309,882      1,215,510,734        288,237,905
                                                           ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets.................      (189,378,105)     1,587,625,372      1,107,553,306        363,567,087

NET ASSETS:
Beginning of period.....................................     1,767,604,489        179,979,117        460,361,821         96,794,734
                                                           ---------------    ---------------    ---------------    ---------------
End of period...........................................   $ 1,578,226,384    $ 1,767,604,489    $ 1,567,915,127    $   460,361,821
                                                           ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................        29,700,002          4,600,002          7,950,002          2,700,002
Shares sold.............................................        15,200,000         32,100,000         29,600,000          6,550,000
Shares redeemed.........................................       (15,500,000)        (7,000,000)       (12,250,000)        (1,300,000)
                                                           ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period.......................        29,400,002         29,700,002         25,300,002          7,950,002
                                                           ===============    ===============    ===============    ===============


Page 50                 See Notes to Financial Statements



            FIRST TRUST                             FIRST TRUST
             TECHNOLOGY                              UTILITIES
          ALPHADEX(R) FUND                        ALPHADEX(R) FUND
               (FXL)                                   (FXU)
------------------------------------    ------------------------------------
   Year Ended         Year Ended           Year Ended         Year Ended
    7/31/2022          7/31/2021            7/31/2022          7/31/2021
-----------------  -----------------    -----------------  -----------------


 $     5,019,606    $    (1,198,161)     $     5,320,667    $     4,416,268
     252,346,513        838,129,241             (244,036)         1,197,025
    (502,005,673)       (15,385,932)          24,546,526         19,219,926
 ---------------    ---------------      ---------------    ---------------

    (244,639,554)       821,545,148           29,623,157         24,833,219
 ---------------    ---------------      ---------------    ---------------

      (4,345,452)                --           (4,580,661)        (4,925,266)
 ---------------    ---------------      ---------------    ---------------

      89,100,450      2,373,439,398          225,477,669         10,559,951
  (1,365,024,963)    (2,732,020,436)         (28,108,801)       (86,309,615)
 ---------------    ---------------      ---------------    ---------------

  (1,275,924,513)      (358,581,038)         197,368,868        (75,749,664)
 ---------------    ---------------      ---------------    ---------------
  (1,524,909,519)       462,964,110          222,411,364        (55,841,711)

   2,668,073,565      2,205,109,455          174,146,378        229,988,089
 ---------------    ---------------      ---------------    ---------------
 $ 1,143,164,046    $ 2,668,073,565      $   396,557,742    $   174,146,378
 ===============    ===============      ===============    ===============

      21,255,000         24,655,000            5,650,002          8,350,002
         700,000         21,650,000            6,800,000            350,000
     (11,000,000)       (25,050,000)            (900,000)        (3,050,000)
 ---------------    ---------------      ---------------    ---------------
      10,955,000         21,255,000           11,550,002          5,650,002
 ===============    ===============      ===============    ===============


                        See Notes to Financial Statements                Page 51


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2022         2021         2020         2019         2018
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    61.36   $    39.70   $    43.40   $    42.42   $    37.53
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.52         0.20         0.36         0.37         0.43
Net realized and unrealized gain (loss)                      (11.78)       21.61        (3.61)        0.93         4.88
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                             (11.26)       21.81        (3.25)        1.30         5.31
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.53)       (0.15)       (0.45)       (0.32)       (0.42)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    49.57   $    61.36   $    39.70   $    43.40   $    42.42
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                             (18.43)%      54.99%       (7.39)%       3.13%       14.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  394,117   $1,948,136   $  948,948   $  384,117   $  409,343
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.61%        0.61%        0.63%        0.64%        0.64%
Ratio of net expenses to average net assets                    0.61%        0.61%        0.63%        0.64%        0.64%
Ratio of net investment income (loss) to
   average net assets                                          0.82%        0.38%        0.77%        0.90%        1.03%
Portfolio turnover rate (b)                                      76%          88%         115%          97%         101%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2022         2021         2020         2019         2018
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    56.21   $    48.76   $    45.80   $    46.50   $    46.84
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.81         0.79         0.84         0.70         1.00
Net realized and unrealized gain (loss)                        7.55         7.40         2.98        (0.32)       (0.74)
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               8.36         8.19         3.82         0.38         0.26
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.78)       (0.74)       (0.86)       (1.08)       (0.60)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    63.79   $    56.21   $    48.76   $    45.80   $    46.50
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              14.95%       16.88%        8.46%        0.83%        0.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  650,653   $  247,311   $  258,429   $  329,792   $  369,643
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.63%        0.64%        0.63%        0.64%        0.64%
Ratio of net expenses to average net assets                    0.63%        0.64%        0.63%        0.64%        0.64%
Ratio of net investment income (loss) to
   average net assets                                          1.41%        1.43%        1.72%        1.51%        2.09%
Portfolio turnover rate (b)                                      88%          94%         113%          90%         107%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 52                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2022         2021         2020         2019         2018
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    10.33   $     6.54   $    10.88   $    17.10   $    13.66
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.27         0.31         0.16         0.16         0.12
Net realized and unrealized gain (loss)                        6.46         3.81        (4.31)       (6.25)        3.47
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               6.73         4.12        (4.15)       (6.09)        3.59
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.26)       (0.33)       (0.19)       (0.13)       (0.15)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    16.80   $    10.33   $     6.54   $    10.88   $    17.10
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              65.76%       66.66%      (38.32)%     (35.77)%      26.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,665,291   $  328,966   $  615,795   $  122,374   $  437,773
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.61%        0.64%        0.64%        0.65%        0.63%
Ratio of net expenses to average net assets                    0.61%        0.64%        0.64%        0.65%        0.63%
Ratio of net investment income (loss) to
   average net assets                                          2.34%        1.70%        2.39%        1.17%        0.68%
Portfolio turnover rate (b)                                      79%          71%         165%          99%         108%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2022         2021         2020         2019         2018
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    43.40   $    25.87   $    32.35   $    32.04   $    29.39
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.92         0.81         0.72         0.65         0.62
Net realized and unrealized gain (loss)                       (1.97)       17.55        (6.37)        0.25         2.61
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              (1.05)       18.36        (5.65)        0.90         3.23
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.87)       (0.83)       (0.83)       (0.59)       (0.58)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    41.48   $    43.40   $    25.87   $    32.35   $    32.04
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              (2.52)%      71.99%      (17.56)%       3.03%       11.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,171,738   $1,312,886   $  538,172   $  988,353   $1,252,910
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.62%        0.61%        0.62%        0.63%        0.63%
Ratio of net expenses to average net assets                    0.62%        0.61%        0.62%        0.63%        0.63%
Ratio of net investment income (loss) to
   average net assets                                          2.10%        2.25%        2.36%        2.06%        1.99%
Portfolio turnover rate (b)                                      64%          86%          90%          81%          70%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 53


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2022         2021         2020         2019         2018
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $   122.03   $    95.29   $    77.62   $    76.80   $    66.92
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.13        (0.15)        0.01        (0.11)       (0.02)
Net realized and unrealized gain (loss)                      (13.59)       26.89        17.66         0.93         9.90
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                             (13.46)       26.74        17.67         0.82         9.88
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                            --           --           --           --           --
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $   108.57   $   122.03   $    95.29   $    77.62   $    76.80
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                             (11.03)%      28.08%       22.75%        1.07%       14.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,503,728   $1,604,748   $1,348,309   $1,183,740   $1,063,745
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.61%        0.61%        0.61%        0.62%        0.63%
Ratio of net expenses to average net assets                    0.61%        0.61%        0.61%        0.62%        0.63%
Ratio of net investment income (loss) to
   average net assets                                          0.12%       (0.14)%       0.01%       (0.11)%      (0.03)%
Portfolio turnover rate (b)                                      88%         103%         107%         123%         107%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2022         2021         2020         2019         2018
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    59.52   $    39.13   $    42.49   $    41.28   $    35.36
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.42         0.33         0.58         0.30         0.28
Net realized and unrealized gain (loss)                       (5.87)       20.42        (3.29)        1.17         5.92
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              (5.45)       20.75        (2.71)        1.47         6.20
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.39)       (0.36)       (0.65)       (0.26)       (0.28)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    53.68   $    59.52   $    39.13   $    42.49   $    41.28
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              (9.16)%      53.21%       (6.30)%       3.67%       17.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,578,226   $1,767,604   $  179,979   $  378,173   $1,579,093
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.61%        0.61%        0.64%        0.63%        0.62%
Ratio of net expenses to average net assets                    0.61%        0.61%        0.64%        0.63%        0.62%
Ratio of net investment income (loss) to
   average net assets                                          0.74%        0.55%        1.30%        0.71%        0.70%
Portfolio turnover rate (b)                                      77%          91%          97%          79%          91%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 54                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2022         2021         2020         2019         2018
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    57.91   $    35.85   $    38.48   $    43.31   $    38.63
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.89         0.72         0.71         0.50         0.40
Net realized and unrealized gain (loss)                        3.93(a)     22.05        (2.57)       (4.88)        4.69
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               4.82        22.77        (1.86)       (4.38)        5.09
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.76)       (0.71)       (0.77)       (0.45)       (0.41)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    61.97   $    57.91   $    35.85   $    38.48   $    43.31
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (b)                                               8.37%       64.02%       (4.78)%     (10.08)%      13.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,567,915   $  460,362   $   96,795   $  167,369   $  314,026
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.61%        0.64%        0.67%        0.65%        0.64%
Ratio of net expenses to average net assets                    0.61%        0.64%        0.67%        0.65%        0.64%
Ratio of net investment income (loss) to
   average net assets                                          1.69%        1.39%        1.95%        1.27%        0.92%
Portfolio turnover rate (c)                                      60%          77%          84%          82%          92%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2022         2021         2020         2019         2018
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $   125.53   $    89.44   $    69.32   $    56.54   $    45.12
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.34        (0.06)        0.11         0.31         0.09
Net realized and unrealized gain (loss)                      (21.21)       36.15        20.17        12.75        11.43
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                             (20.87)       36.09        20.28        13.06        11.52
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.31)          --        (0.16)       (0.28)       (0.10)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $   104.35   $   125.53   $    89.44   $    69.32   $    56.54
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (b)                                             (16.64)%      40.34%       29.33%       23.20%       25.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,143,164   $2,668,074   $2,205,109   $2,395,347   $1,996,201
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.61%        0.61%        0.61%        0.61%        0.63%
Ratio of net expenses to average net assets                    0.61%        0.61%        0.61%        0.61%        0.63%
Ratio of net investment income (loss) to
   average net assets                                          0.27%       (0.05)%       0.16%        0.50%        0.17%
Portfolio turnover rate (c)                                      91%          92%         110%          91%         127%


(a)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 55


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2022         2021         2020         2019         2018
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    30.82   $    27.54   $    28.87   $    26.37   $    27.64
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.69         0.68         1.05         0.63         0.98
Net realized and unrealized gain (loss)                        3.47         3.32        (1.29)        2.43        (1.30)
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               4.16         4.00        (0.24)        3.06        (0.32)
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.65)       (0.72)       (1.09)       (0.56)       (0.95)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    34.33   $    30.82   $    27.54   $    28.87   $    26.37
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              13.69%       14.80%       (0.70)%      11.71%       (1.09)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  396,558   $  174,146   $  229,988   $1,349,541   $  308,540
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.64%        0.64%        0.62%        0.63%        0.63%
Ratio of net expenses to average net assets                    0.64%        0.64%        0.62%        0.63%        0.63%
Ratio of net investment income (loss) to
   average net assets                                          2.22%        2.33%        2.42%        2.23%        2.67%
Portfolio turnover rate (b)                                      48%          38%          64%          60%          76%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 56                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2022

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on
December 6, 2006, and is registered with the Securities and Exchange Commission
("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty exchange-traded funds considered either a
Sector Fund or a Style Fund. This report covers the nine Sector Funds (each a
"Fund" and collectively, the "Funds") listed below. The shares of each Sector
Fund are listed and traded on NYSE Arca, Inc.

        First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD")
        First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
        First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
        First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
        First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
        First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker
           "FXR")
        First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
        First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
        First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                               INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                StrataQuant(R) Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX(R) Fund                      StrataQuant(R) Consumer Staples Index(1)
First Trust Energy AlphaDEX(R) Fund                                StrataQuant(R) Energy Index(1)
First Trust Financials AlphaDEX(R) Fund                            StrataQuant(R) Financials Index(1)
First Trust Health Care AlphaDEX(R) Fund                           StrataQuant(R) Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund         StrataQuant(R) Industrials Index(1)
First Trust Materials AlphaDEX(R) Fund                             StrataQuant(R) Materials Index(1)
First Trust Technology AlphaDEX(R) Fund                            StrataQuant(R) Technology Index(1)
First Trust Utilities AlphaDEX(R) Fund                             StrataQuant(R) Utilities Index(1)


(1)   This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates ("IDI"), and licensed to First Trust Portfolios L.P.
      ("FTP"), the distributor of the Trust, by IDI. IDI is a
      successor-in-interest to previous entities that maintained the index in
      NYSE Group, Inc. and American Stock Exchange LLC.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'

                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2022

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2022

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2022, is included with each Fund's Portfolio of Investments.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act.
The rule permits fund boards to designate a fund's investment adviser to perform fair value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are "readily available"
for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for
Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the
Trust's Board of Trustees designated the Advisor as its valuation designee to perform fair value determinations and approved new Advisor Valuation Procedures for the Trust.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A
Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.
Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.
The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the

                                                                         Page 59


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2022

same manner as other dividend and interest income. At July 31, 2022, all the
Funds except FXG, FXR, FXZ, and FXU had securities in the securities lending program. During the fiscal year ended July 31, 2022, all the Funds participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the
U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2022, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2022 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $  13,315,221           $           --            $          --
First Trust Consumer Staples AlphaDEX(R) Fund                       4,675,407                       --                       --
First Trust Energy AlphaDEX(R) Fund                                19,922,141                       --                       --
First Trust Financials AlphaDEX(R) Fund                            28,346,142                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                   --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund         11,751,221                       --                       --
First Trust Materials AlphaDEX(R) Fund                             12,438,026                       --                       --
First Trust Technology AlphaDEX(R) Fund                             4,345,452                       --                       --
First Trust Utilities AlphaDEX(R) Fund                              4,580,661                       --                       --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2022

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2021 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $   4,077,825           $           --            $          --
First Trust Consumer Staples AlphaDEX(R) Fund                       3,532,571                       --                       --
First Trust Energy AlphaDEX(R) Fund                                 6,451,416                       --                       --
First Trust Financials AlphaDEX(R) Fund                            19,322,307                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                   --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund          5,682,851                       --                       --
First Trust Materials AlphaDEX(R) Fund                              3,372,847                       --                       --
First Trust Technology AlphaDEX(R) Fund                                    --                       --                       --
First Trust Utilities AlphaDEX(R) Fund                              4,925,266                       --                       --


As of July 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $     342,885           $ (434,139,547)           $ (62,543,015)
First Trust Consumer Staples AlphaDEX(R) Fund                       1,143,506             (256,753,947)              23,699,298
First Trust Energy AlphaDEX(R) Fund                                 1,172,154             (509,470,538)             223,478,413
First Trust Financials AlphaDEX(R) Fund                             3,459,721             (250,428,470)             (72,536,063)
First Trust Health Care AlphaDEX(R) Fund                            1,444,806             (605,995,854)             115,579,938
First Trust Industrials/Producer Durables AlphaDEX(R) Fund          1,248,060             (279,915,924)             (29,603,128)
First Trust Materials AlphaDEX(R) Fund                              4,349,887             (189,562,104)            (156,365,445)
First Trust Technology AlphaDEX(R) Fund                                    --             (621,843,707)             (14,683,574)
First Trust Utilities AlphaDEX(R) Fund                              1,049,272             (193,039,184)              23,439,662


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, 2021, and 2022 remain open to federal and state audit. As of July 31,
2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                                         Page 61


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2022


                                                                               Non-Expiring
                                                                               Capital Loss
                                                                               Carryforward
                                                                           --------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                           $  434,139,547
First Trust Consumer Staples AlphaDEX(R) Fund                                    256,753,947
First Trust Energy AlphaDEX(R) Fund                                              509,470,538
First Trust Financials AlphaDEX(R) Fund                                          250,428,470
First Trust Health Care AlphaDEX(R) Fund                                         605,995,854
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                       279,915,924
First Trust Materials AlphaDEX(R) Fund                                           189,562,104
First Trust Technology AlphaDEX(R) Fund                                          621,843,707
First Trust Utilities AlphaDEX(R) Fund                                           193,039,184


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2022, the Funds had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2022, the adjustments for each Fund were as follows:


                                                                                      Accumulated
                                                                Accumulated           Net Realized
                                                               Net Investment         Gain (Loss)             Paid-in
                                                               Income (Loss)         on Investments           Capital
                                                             ------------------    ------------------    ------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund          $               --    $     (214,807,584)   $      214,807,584
First Trust Consumer Staples AlphaDEX(R) Fund                                --           (20,437,728)           20,437,728
First Trust Energy AlphaDEX(R) Fund                                          --          (147,574,623)          147,574,623
First Trust Financials AlphaDEX(R) Fund                                (682,804)         (148,718,192)          149,400,996
First Trust Health Care AlphaDEX(R) Fund                                 73,811           (38,686,343)           38,612,532
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              269,897           (88,686,450)           88,416,553
First Trust Materials AlphaDEX(R) Fund                                       --          (133,206,305)          133,206,305
First Trust Technology AlphaDEX(R) Fund                                   2,306          (327,474,925)          327,472,619
First Trust Utilities AlphaDEX(R) Fund                                       --            (2,933,411)            2,933,411


As of July 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                    Gross              Gross         Net Unrealized
                                                                                  Unrealized         Unrealized       Appreciation
                                                                Tax Cost         Appreciation      (Depreciation)    (Depreciation)
                                                            ----------------   ----------------   ----------------  ----------------
First Trust Consumer Discretionary AlphaDEX(R) Fund          $  466,839,666     $   14,894,267     $  (77,437,282)   $  (62,543,015)
First Trust Consumer Staples AlphaDEX(R) Fund                   626,879,450         40,881,415        (17,182,117)       23,699,298
First Trust Energy AlphaDEX(R) Fund                           1,441,109,037        244,778,360        (21,299,947)      223,478,413
First Trust Financials AlphaDEX(R) Fund                       1,288,020,302         54,897,157       (127,433,220)      (72,536,063)
First Trust Health Care AlphaDEX(R) Fund                      1,393,444,414        187,170,327        (71,590,389)      115,579,938
First Trust Industrials/Producer Durables AlphaDEX(R) Fund    1,618,391,098         98,984,977       (128,588,105)      (29,603,128)
First Trust Materials AlphaDEX(R) Fund                        1,724,301,936         60,566,871       (216,932,316)     (156,365,445)
First Trust Technology AlphaDEX(R) Fund                       1,168,604,702        104,532,211       (119,215,785)      (14,683,574)
First Trust Utilities AlphaDEX(R) Fund                          372,764,950         31,874,094         (8,434,432)       23,439,662


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the
Funds based upon the net assets of each Fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2022

FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the
Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery
Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2023.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund's expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the
Statements of Operations.

For the fiscal year ended July 31, 2022, there were no fees waived or expenses reimbursed by First Trust for the Funds. As of July 31, 2022, none of the Funds had previously waived fees or expenses reimbursed that are subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $ 1,068,233,069      $ 1,071,426,019
First Trust Consumer Staples AlphaDEX(R) Fund                                 347,941,817          346,357,110
First Trust Energy AlphaDEX(R) Fund                                           731,583,449          710,827,129
First Trust Financials AlphaDEX(R) Fund                                       892,151,656          888,043,055
First Trust Health Care AlphaDEX(R) Fund                                    1,334,349,447        1,331,264,604
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                  1,324,889,580        1,325,017,673
First Trust Materials AlphaDEX(R) Fund                                        608,093,522          583,267,251
First Trust Technology AlphaDEX(R) Fund                                     1,731,947,314        1,733,902,118
First Trust Utilities AlphaDEX(R) Fund                                        117,691,945          116,175,832


                                                                         Page 63


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2022

For the fiscal year ended July 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   820,909,892      $ 2,082,784,038
First Trust Consumer Staples AlphaDEX(R) Fund                                 501,368,281          125,533,493
First Trust Energy AlphaDEX(R) Fund                                         1,585,202,145          575,459,777
First Trust Financials AlphaDEX(R) Fund                                       602,411,385          673,622,364
First Trust Health Care AlphaDEX(R) Fund                                      252,566,037          173,897,264
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    880,052,764          875,543,068
First Trust Materials AlphaDEX(R) Fund                                      1,986,453,135          792,732,744
First Trust Technology AlphaDEX(R) Fund                                        89,049,180        1,364,002,043
First Trust Utilities AlphaDEX(R) Fund                                        224,910,517           28,019,226


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2023.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2022

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 65


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
ALPHADEX(R) FUND:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First
Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples
AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials
AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust
Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials
AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, and First Trust
Utilities AlphaDEX(R) Fund (the "Funds"), each a series of the First Trust
Exchange-Traded AlphaDEX(R) Fund, including the portfolios of investments, as of
July 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds'
financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 22, 2022

We have served as the auditor of one or more First Trust investment companies since 2001.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2022, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:


                                                                            Dividends Received
                                                                                 Deduction
                                                                           ---------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                               100.00%
First Trust Consumer Staples AlphaDEX(R) Fund                                     100.00%
First Trust Energy AlphaDEX(R) Fund                                               100.00%
First Trust Financials AlphaDEX(R) Fund                                           100.00%
First Trust Health Care AlphaDEX(R) Fund                                            0.00%
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                        100.00%
First Trust Materials AlphaDEX(R) Fund                                            100.00%
First Trust Technology AlphaDEX(R) Fund                                           100.00%
First Trust Utilities AlphaDEX(R) Fund                                            100.00%


For the taxable year ended July 31, 2022, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:


                                                                            Qualified Dividend
                                                                                  Income
                                                                           ---------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                               100.00%
First Trust Consumer Staples AlphaDEX(R) Fund                                     100.00%
First Trust Energy AlphaDEX(R) Fund                                               100.00%
First Trust Financials AlphaDEX(R) Fund                                           100.00%
First Trust Health Care AlphaDEX(R) Fund                                            0.00%
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                        100.00%
First Trust Materials AlphaDEX(R) Fund                                            100.00%
First Trust Technology AlphaDEX(R) Fund                                           100.00%
First Trust Utilities AlphaDEX(R) Fund                                            100.00%


A portion of each of the First Trust Exchange-Traded AlphaDEX(R) Sector Funds'
2022 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended July 31, 2022, may be eligible for the
Qualified Business Income Deduction (QBI) under the Internal Revenue Code of
1986, as amended Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

                                                                         Page 67


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2022 (UNAUDITED)

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2022 (UNAUDITED)

ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed

                                                                         Page 69


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2022 (UNAUDITED)

for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of the
First Trust Exchange-Traded AlphaDEX(R) Fund funds it manages (the "Funds") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund
Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2021, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $5,222,814.
This figure is comprised of $200,977 paid (or to be paid) in fixed compensation and $5,021,837 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include
$2,682,094 paid (or to be paid) to senior management of First Trust Advisors
L.P. and $2,540,720 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors
L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2022 (UNAUDITED)

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                               ADVISORY AGREEMENT

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded AlphaDEX(R) Fund (the
"Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First
Trust Advisors L.P. (the "Advisor") on behalf of the following nine series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
        First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
        First Trust Energy AlphaDEX(R) Fund (FXN)
        First Trust Financials AlphaDEX(R) Fund (FXO)
        First Trust Health Care AlphaDEX(R) Fund (FXH)
        First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
        First Trust Materials AlphaDEX(R) Fund (FXZ)
        First Trust Technology AlphaDEX(R) Fund (FXL)
        First Trust Utilities AlphaDEX(R) Fund (FXU)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12-13, 2022. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12-13, 2022, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the
"Expense Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any indirect benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on
April 18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the
April meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 12-13, 2022 meeting, as well as at the June meeting. The
Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the
Advisor manages the Fund and knowing the Fund's advisory fee.

                                                                         Page 71


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2022 (UNAUDITED)

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the advisory fee rate payable by each Fund under the
Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through November 30,
2023. For each Fund, the Board noted that expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The
Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of each Fund was above the median total
(net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2022 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable
ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2021 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the
Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes that its expenses relating to providing advisory services to the Funds will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each
Fund for the twelve months ended December 31, 2021 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2022 (UNAUDITED)

profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 73


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2022 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                NUMBER OF             OTHER
                                                                                              PORTFOLIOS IN      TRUSTEESHIPS OR
                                TERM OF OFFICE                                               THE FIRST TRUST      DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS             OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Edward-Elmhurst Medical              220        None
(1951)                                             Group; Physician and Officer,
                               o Since Inception   Wheaton Orthopedics (1990 to 2021)

Thomas R. Kadlec, Trustee      o Indefinite Term   Retired; President, ADM Investors               220        Director, National
(1957)                                             Services, Inc. (Futures Commission                         Futures Association
                               o Since Inception   Merchant) (2010 to July 2022)                              and ADMIS Singapore
                                                                                                              Ltd.; Formerly,
                                                                                                              Director of ADM
                                                                                                              Investor Services,
                                                                                                              Inc., ADM
                                                                                                              Investor Services
                                                                                                              International, ADMIS
                                                                                                              Hong Kong Ltd., and
                                                                                                              Futures Industry
                                                                                                              Association

Denise M. Keefe, Trustee       o Indefinite Term   Executive Vice President, Advocate Aurora       220        Director and Board
(1964)                                             Health and President, Advocate Aurora                      Chair of Advocate Home
                               o Since 2021        Continuing Health Division (Integrated                     Health Services,
                                                   Healthcare System)                                         Advocate Home Care
                                                                                                              Products and Advocate
                                                                                                              Hospice; Director and
                                                                                                              Board Chair of Aurora
                                                                                                              At Home (since 2018);
                                                                                                              Director of Advocate
                                                                                                              Physician Partners
                                                                                                              Accountable Care
                                                                                                              Organization; Director
                                                                                                              and Board Chair of
                                                                                                              RML Long Term Acute
                                                                                                              Care Hospitals; and
                                                                                                              Director of Senior
                                                                                                              Helpers (since 2021)

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial          220        Formerly, Director of
(1956)                                             and Management Consulting)                                 Trust Company of
                               o Since Inception                                                              Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (2018 to Present),               220        None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (2015 to 2018), Pelita Harapan
                                                   Educational Foundation (Educational
                                                   Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust            220        None
Chairman of the Board                              Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception   L.P., Chairman of the Board of Directors,
                                                   BondWave LLC (Software Development
                                                   Company) and Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2022 (UNAUDITED)


                              POSITION AND              TERM OF OFFICE
     NAME AND                   OFFICES                  AND LENGTH OF                        PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST                   SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief            o Indefinite Term       Managing Director and Chief Financial Officer, First
(1966)                Executive Officer                                      Trust Advisors L.P. and First Trust Portfolios L.P.;
                                                     o Since 2016            Chief Financial Officer, BondWave LLC (Software
                                                                             Development Company) and Stonebridge Advisors
                                                                             LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial     o Indefinite Term       Senior Vice President, First Trust Advisors L.P. and
(1972)                Officer and Chief Accounting                           First Trust Portfolios L.P.
                      Officer                        o Since 2016

W. Scott Jardine      Secretary and Chief Legal      o Indefinite Term       General Counsel, First Trust Advisors L.P. and First
(1960)                Officer                                                Trust Portfolios L.P.; Secretary and General Counsel,
                                                     o Since Inception       BondWave LLC; Secretary, Stonebridge Advisors LLC

Daniel J. Lindquist   Vice President                 o Indefinite Term       Managing Director, First Trust Advisors L.P. and First
(1970)                                                                       Trust Portfolios L.P.
                                                     o Since Inception

Kristi A. Maher       Chief Compliance Officer and   o Indefinite Term       Deputy General Counsel, First Trust Advisors L.P. and
(1966)                Assistant Secretary                                    First Trust Portfolios L.P.
                                                     o Chief Compliance
                                                       Officer Since 2011

                                                     o Assistant Secretary
                                                       Since Inception

Roger F. Testin       Vice President                 o Indefinite Term       Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                       First Trust Portfolios L.P.
                                                     o Since Inception

Stan Ueland           Vice President                 o Indefinite Term       Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                     o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 75


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2022 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies."
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2022


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


--------------------------------------------------------------------------------
FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

Annual Report                                                      July 31, 2022
--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
-----------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)

                                  AlphaDEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 ANNUAL REPORT
                                 JULY 31, 2022

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust")
described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2022

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the Style Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), which contains detailed information about the Funds for the 12-month period ended July
31, 2022.

When it comes to investing one's capital, it is natural to want to find some analyst, economist, or other pundit who claims to know exactly where the securities markets are headed at any given time. You can find them if you search hard enough, but watch your step. Relying on someone else's crystal ball predictions, even if they have been fortunate enough to have made a celebrated market call or two in the past, is a fool's errand, in my opinion. It is tough to reproduce such success. I am, as I have been for my entire career in the financial services industry, an advocate for individual investors seeking out professional assistance to help them meet their goals. If anything, the endless amounts of information flowing through the financial media via the internet and cable channels these days is likely making things more confusing for the average investor looking to get ahead. While some individuals may be adept at sifting through the noise to find those timely nuggets of information that can potentially move the markets, most are not, and one's financial future is too important to gamble on meme stocks and black swans, in my opinion.

Having said all that, for those investors who do want to steer their own ship, there are now a plethora of packaged products available to meet almost any need or strategy, such as mutual funds, unit investment trusts and exchange-traded funds. With respect to equities, investors can choose from portfolios featuring style investing (growth and value), sectors, subsectors (i.e., Semiconductors are a subsector of the Technology sector), long/short strategies, dividend strategies and many more. There are products out there for both bullish and bearish investors. Again, for those individuals that are not savvy when it comes to investing, know that financial representatives have more of these, and other tools, at their disposal than ever before.

The markets have moved up and down in dramatic fashion in 2022. The stock market, as measured by the S&P 500(R) Index, declined in price by 20.80% from the close on March 23, 2022 through June 16, 2022, only to reverse course and rise by 17.41% from the close on June 16, 2022 through August 16, 2022, according to data from Bloomberg. So much for the adage "the trend is your friend." The action in the bond market has been just as frantic. In the U.S.
Treasury market, the yield on the 10-Year Treasury Note ("T-Note") rose 114 basis points ("bps") from the close on March 31, 2022 through June 14, 2022, only to reverse course and drop by 90 bps from the close on June 14, 2022 through August 1, 2022, according to data from Bloomberg. Suffice it to say that yield swings of this magnitude are not all that common. What is driving these divergent trading patterns? Robust inflation. The Consumer Price Index stood at
8.5% year-over-year in July 2022. A level not seen since the early 1980s. In the hopes of reducing it, the Federal Reserve (the "Fed") is in the process of hiking interest rates and, in September, is expected to reduce the size of its balance sheet to the tune of $95 billion per month. The concern in the markets is whether or not the Fed's tightening of monetary policy will push the U.S.
economy into a serious recession. Some economists and others in the financial media believe the U.S. is already in a recession. We expect this battle (fight inflation at the expense of economic growth) to continue to play out over the coming months. Keep an eye on the 10-Year T-Note. If the yield rises moving forward, expect the stock and bond markets to struggle and vice versa. If you have not already, I encourage you to forge an investment plan and stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 ANNUAL REPORT
                                 JULY 31, 2022

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

The first seven months of 2022 was likely a tumultuous time for most investors.
The returns on stocks and bonds were so dismal they dragged down the results for the last 12 months. The latest hot topic appears to be whether or not the U.S.
economy is in a recession. After all, real gross domestic product ("GDP") growth did come in at an annualized -1.6% in the first quarter of 2022 and -0.9% in the second quarter of 2022, according to data from the U.S. Bureau of Economic
Analysis. The traditional definition of a recession is two consecutive quarters of negative GDP growth. Opinions on this topic vary. Some pundits believe the
U.S. economy is already in a recession. Brian Wesbury, Chief Economist at First
Trust, is not one of them. While he acknowledges that a recession is inevitable, he believes we are not there yet. Wesbury notes that the official arbiter of recessions, the National Bureau of Economic Research, considers other factors beyond just real GDP, including the job market, manufacturing activity and real income, which reflect strength in the current climate. We are anticipating additional interest rate hikes from the Federal Reserve to combat the surge in inflation, which stood at an elevated 8.5% on a trailing 12-month basis in July
2022, as measured by the Consumer Price Index. Will the U.S. economy be resilient to said rate hikes, or succumb to them? We should know more in the coming months.

Economic headwinds extend beyond what is transpiring in the U.S. Two of the most critical events to surface so far in 2022 are the war between Russia and
Ukraine, which commenced in late February 2022, and the coronavirus-induced
("COVID-19") shutdown in China. The war has helped drive the relative value of the U.S. Dollar higher against other major world currencies, in our opinion. A strong U.S. Dollar can put downward pressure on commodity prices. Historically speaking, it is common for foreign investors to funnel capital into U.S. assets when wars break out or during periods of great uncertainty. The U.S. is still viewed by many as a safe haven for capital. The U.S. Dollar increased by 14.9%
against a basket of major currencies for the 12-month period ended July 31,
2022, as measured by the U.S. Dollar Index. An end to the Russian conflict and the reopening of China's economy would be a net gain for the economy, in our opinion.

The global growth forecast from the International Monetary Fund ("IMF") released in July 2022 projected a 3.2% real GDP growth rate for 2022, down from 6.1% in
2021. Economic growth activity was elevated in 2021 following the
COVID-19-induced downturn (real GDP was -3.1%) in 2020. The IMF is calling for a
2.3% growth rate for the U.S. in 2022, down from 5.7% the previous year.
Advanced Economies are expected to register a 2.5% growth rate in 2022, down from 5.2% the previous year. While the gap has narrowed from prior years,
Emerging Market and Developing Economies are still expected to grow faster than
Advanced Economies. Their 2022 growth rate estimate is 3.6%, down from 6.8% a year ago. These estimates do not reflect a recession.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds ("ETFs") and related exchange-traded products
("ETPs") listed globally stood at $9.37 trillion in July 2022, up from $6.36 trillion as of the close of 2019 (prior to the COVID-19 pandemic), according to its own release. U.S. listed ETFs/ETPs had assets under management totaling
$6.61 trillion in July 2022. The U.S accounts for roughly 70.5% of total global
ETF/ETP assets.

STYLE/EQUITY INVESTING

For the 12-month period ended July 31, 2022, the S&P 500(R) Index posted a total return of -4.64%, according to Bloomberg. Value stocks significantly outperformed growth stocks in the period. The S&P 500(R) Value Index posted a total return of -0.03%, compared to -9.13% for the S&P 500(R) Growth Index. The
S&P MidCap 400(R) Index posted a total return of -5.70% for the same period.
Again, value stocks significantly outperformed growth stocks. The S&P MidCap
400(R) Value Index posted a total return of -0.05%, compared to -11.26% for the
S&P MidCap 400(R) Growth Index. The S&P SmallCap 600(R) Index posted a total return of -6.24% during the same period. As was the case with the other two market caps, value stocks significantly outperformed growth stocks. The S&P
SmallCap 600(R) Value Index posted a total return of -2.26%, compared to -10.19%
for the S&P SmallCap 600(R) Growth Index for the same period.

Some of the headwind endured by the stock market year-to-date has stemmed from the rise in the yield on the benchmark 10-Year Treasury Note ("T-Note"). When bond yields trend higher, the cost of capital also rises for businesses, and that can trim future corporate earnings and put downward pressure on stock valuations. Year-to-date through July 31, 2022, the yield on the 10-Year T-Note increased by 114 basis points, from 1.51% to 2.65%. It reached as high as 3.48%
in June 2022. That is a substantial move higher in just seven months. Value stocks, which by nature tend to carry lower price-to-earnings ("P/E") multiples, seem to be less vulnerable to rising interest rates and bond yields than their growth stock counterparts, which tend to carry higher P/E multiples when the economy is in expansion mode. Keep an eye on the 10-Year T-Note yield in the months ahead.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FEX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Index(TM) that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22    7/31/22     to 7/31/22
FUND PERFORMANCE
NAV                              -4.73%      9.98%      12.48%       8.11%       60.89%     224.21%      227.73%
Market Price                     -4.72%      9.98%      12.49%       8.11%       60.94%     224.36%      227.82%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Large Cap Core Index(1)       -4.19%     10.66%       N/A          N/A        65.92%       N/A          N/A
Nasdaq US 500 Large Cap
   Index(TM) (1)                 -6.69%     12.74%       N/A          N/A        82.13%       N/A          N/A
S&P 500(R) Index                 -4.64%     12.83%      13.80%       9.04%       82.85%     264.28%      273.39%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -4.73% during the period covered by this report. During the same period, the S&P 500(R) Index (the
"Benchmark") generated a return of -4.64%. During the period covered by this report, the Fund allocated 17.9% to the Financials sector, the largest allocation in the period. The 5.6% allocation to the Energy sector contributed
2.1% to the Fund's return, the greatest contribution of any sector. The least contributing sector was the Information Technology sector with a -2.7%
contribution, which received a 16.6% allocation in the Fund during the same period.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    17.2%
Information Technology                        12.9
Industrials                                   12.3
Health Care                                   11.8
Consumer Discretionary                         9.9
Energy                                         8.3
Consumer Staples                               7.0
Utilities                                      6.7
Materials                                      6.5
Communication Services                         4.2
Real Estate                                    3.2
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
United Rentals, Inc.                           0.6%
Ford Motor Co.                                 0.5
Nucor Corp.                                    0.5
Synchrony Financial                            0.5
Lennar Corp., Class A                          0.5
Coterra Energy, Inc.                           0.5
Best Buy Co., Inc.                             0.5
D.R. Horton, Inc.                              0.5
Franklin Resources, Inc.                       0.5
Skyworks Solutions, Inc.                       0.5
                                            -------
  Total                                        5.1%
                                            =======


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                JULY 31, 2012 - JULY 31, 2022

            First Trust Large Cap      S&P 500(R)
            Core AlphaDEX(R) Fund        Index
7/12               $10,000              $10,000
1/13                11,498               10,991
7/13                13,140               12,500
1/14                14,123               13,356
7/14                15,483               14,617
1/15                16,090               15,256
7/15                16,671               16,255
1/16                14,925               15,155
7/16                17,270               17,169
1/17                18,498               18,192
7/17                20,150               19,922
1/18                23,065               22,996
7/18                22,914               23,157
1/19                21,685               22,464
7/19                23,713               25,008
1/20                24,659               27,337
7/20                24,178               27,999
1/21                28,829               32,053
7/21                34,031               38,202
1/22                34,280               39,516
7/22                32,421               36,428


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 600 Mid Cap Index(TM) that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended       Ended      (5/8/07)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22     7/31/22    to 7/31/22
FUND PERFORMANCE
NAV                               -5.74%     10.25%     11.58%       8.61%        62.90%     199.07%     252.03%
Market Price                      -5.72%     10.25%     11.59%       8.61%        62.90%     199.33%     252.04%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid
   Cap Core Index(1)              -5.14%     10.95%      N/A          N/A         68.14%       N/A         N/A
Nasdaq US 600 Mid Cap
   Index(TM) (1)                 -12.59%      8.88%      N/A          N/A         53.04%       N/A         N/A
S&P MidCap 400(R) Index           -5.70%      9.06%     12.05%       8.69%        54.29%     212.07%     255.53%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -5.74% during the period covered by this report. During the same period, the S&P MidCap 400(R) Index (the "Benchmark")
generated a return of -5.70%. During the period covered by this report, the
Financials sector received the largest allocation within the Fund at a weight of
9.5%. The Energy sector generated the largest contribution to the Fund's return at 1.9% and had a weight of 4.5%. The least contributing sector to the Fund's return for the period was the Consumer Discretionary sector, which generated a
-3.6% contribution to the Fund's return due to its 15.8% allocation and -22.4%
total return.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                   18.1%
Consumer Discretionary                        17.4
Financials                                    17.3
Information Technology                         9.5
Health Care                                    8.4
Materials                                      7.4
Energy                                         6.4
Real Estate                                    5.0
Utilities                                      4.1
Consumer Staples                               3.8
Communication Services                         2.6
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
UFP Industries, Inc.                           0.5%
Range Resources Corp.                          0.4
United States Steel Corp.                      0.4
Antero Resources Corp.                         0.4
EQT Corp.                                      0.4
Matson, Inc.                                   0.4
Owens Corning                                  0.4
Carlisle Cos., Inc.                            0.4
Matador Resources Co.                          0.4
Murphy USA, Inc.                               0.4
                                            -------
  Total                                        4.1%
                                            =======


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     JULY 31, 2012 - JULY 31, 2022

            First Trust Mid Cap Core      S&P MidCap 400(R)
                AlphaDEX(R) Fund                Index
7/12                $10,000                    $10,000
1/13                 11,676                     11,719
7/13                 13,271                     13,300
1/14                 14,493                     14,281
7/14                 15,061                     15,014
1/15                 15,320                     15,835
7/15                 15,896                     16,709
1/16                 13,680                     14,774
7/16                 16,017                     17,633
1/17                 17,519                     19,231
7/17                 18,357                     20,223
1/18                 20,898                     22,618
7/18                 21,538                     23,163
1/19                 20,249                     21,603
7/19                 21,801                     23,349
1/20                 22,177                     24,040
7/20                 20,519                     22,520
1/21                 27,086                     28,472
7/21                 31,726                     33,095
1/22                 31,081                     32,465
7/22                 29,907                     31,207


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 700 Small Cap Index(TM) that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years     Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended       Ended      (5/8/07)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22     7/31/22    to 7/31/22
FUND PERFORMANCE
NAV                               -6.50%     9.49%      11.41%       7.77%        57.37%     194.72%      212.65%
Market Price                      -6.49%     9.49%      11.41%       7.77%        57.34%     194.71%      212.55%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Small Cap Core Index(1)        -5.92%    10.22%       N/A          N/A         62.65%       N/A          N/A
Nasdaq US 700 Small
   Cap Index(TM) (1)             -14.49%     8.38%       N/A          N/A         49.57%       N/A          N/A
S&P SmallCap 600(R) Index         -6.24%     9.06%      12.42%       8.61%        54.29%     222.32%      251.73%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -6.50% during the period covered by this report. During the same period, the S&P SmallCap 600(R) Index (the "Benchmark")
generated a return of -6.24%. The Financials sector received an allocation of
23.3%, the greatest weight of any sector in the Fund during the period covered by this report. The Energy sector generated the largest contribution to the
Fund's return at 1.4%, while receiving a weight of 5.3%. The least contributing sector to the Fund's return for the period was the Consumer Discretionary sector, which generated a -2.7% contribution to the Fund's return due to its
14.2% allocation and -18.3% total return.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    22.8%
Industrials                                   17.3
Consumer Discretionary                        14.0
Health Care                                    9.0
Information Technology                         8.7
Real Estate                                    7.6
Energy                                         5.5
Consumer Staples                               5.1
Communication Services                         3.9
Materials                                      3.7
Utilities                                      2.4
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Encore Wire Corp.                              0.4%
Comstock Resources, Inc.                       0.4
LGI Homes, Inc.                                0.4
Comfort Systems USA, Inc.                      0.4
Mueller Industries, Inc.                       0.4
ArcBest Corp.                                  0.4
Encore Capital Group, Inc.                     0.4
PennyMac Financial Services, Inc.              0.4
Winnebago Industries, Inc.                     0.4
Taylor Morrison Home Corp.                     0.4
                                            -------
  Total                                        4.0%
                                            =======


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    JULY 31, 2012 - JULY 31, 2022

           First Trust Small Cap       S&P SmallCap 600(R)
           Core AlphaDEX(R) Fund              Index
7/12              $10,000                    $10,000
1/13               11,635                     11,484
7/13               13,658                     13,478
1/14               14,989                     14,750
7/14               14,977                     14,965
1/15               15,329                     15,658
7/15               15,795                     16,757
1/16               13,512                     14,924
7/16               16,142                     17,755
1/17               17,904                     20,049
7/17               18,730                     20,891
1/18               20,799                     23,369
7/18               22,420                     25,715
1/19               20,429                     23,076
7/19               20,955                     23,979
1/20               21,026                     24,588
7/20               19,166                     21,899
1/21               27,843                     30,288
7/21               31,522                     34,373
1/22               31,315                     33,519
7/22               29,472                     32,232


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FTA."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years     Inception    5 Years    10 Years    Inception
                                  Ended      Ended       Ended      (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/22    7/31/22     7/31/22    to 7/31/22    7/31/22    7/31/22     to 7/31/22
FUND PERFORMANCE
NAV                               2.24%       7.42%     10.97%        7.22%       43.02%    183.18%      189.34%
Market Price                      2.24%       7.41%     10.98%        7.22%       42.99%    183.38%      189.32%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Large Cap Value Index(1)       2.85%       8.10%       N/A          N/A        47.61%      N/A          N/A
Nasdaq US 500 Large
   Cap Value Index(1)            -0.26%      10.10%       N/A          N/A        61.78%      N/A          N/A
S&P 500(R) Index                 -4.64%      12.83%     13.80%        9.04%       82.85%    264.28%      273.39%
S&P 500(R) Value Index           -0.03%       9.14%     11.51%        6.51%       54.85%    197.33%      161.16%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 2.24% during the period covered by this report. During the same period, the S&P 500(R) Value Index (the "Benchmark")
generated a return of -0.03%. During the period covered by this report, the
Fund's largest allocation was to the Financials sector with a weight of 25.3%.
The Energy sector generated the largest contribution to the Fund's return at
2.6% while receiving a weight of 4.9%. The least contributing sector to the
Fund's return for the period was the Consumer Discretionary sector, which generated a -0.8% contribution to the Fund's return due to its 8.5% allocation and -13.6% total return.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    26.1%
Information Technology                        11.4
Consumer Discretionary                        10.7
Industrials                                    8.9
Utilities                                      8.7
Materials                                      8.4
Consumer Staples                               6.6
Health Care                                    6.5
Energy                                         5.8
Communication Services                         4.8
Real Estate                                    2.1
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
United Rentals, Inc.                           1.1%
Ford Motor Co.                                 1.1
Synchrony Financial                            1.0
Lennar Corp., Class A                          1.0
Coterra Energy, Inc.                           1.0
D.R. Horton, Inc.                              1.0
Franklin Resources, Inc.                       1.0
Skyworks Solutions, Inc.                       1.0
General Motors Co.                             1.0
Exxon Mobil Corp.                              1.0
                                            -------
  Total                                       10.2%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JULY 31, 2012 - JULY 31, 2022

            First Trust Large Cap       S&P 500(R)      S&P 500(R)
            Value AlphaDEX(R) Fund        Index         Value Index
7/12               $10,000               $10,000          $10,000
1/13                11,704                10,991           11,408
7/13                13,314                12,500           13,030
1/14                14,060                13,356           13,572
7/14                15,639                14,617           14,891
1/15                15,772                15,256           15,180
7/15                15,594                16,255           15,874
1/16                13,733                15,155           14,636
7/16                16,052                17,169           16,792
1/17                18,376                18,192           18,184
7/17                19,798                19,922           19,200
1/18                22,091                22,996           21,704
7/18                21,406                23,157           21,203
1/19                20,314                22,462           20,601
7/19                21,267                25,005           22,533
1/20                22,065                27,333           24,372
7/20                19,174                27,995           21,920
1/21                23,266                32,045           24,971
7/21                27,696                38,195           29,740
1/22                29,582                39,509           31,177
7/22                28,318                36,428           29,733


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FTC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years     Inception    5 Years    10 Years     Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended       Ended      (5/8/07)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22     7/31/22    to 7/31/22
FUND PERFORMANCE
NAV                              -13.84%     12.08%     13.65%        8.62%       76.90%     259.38%      252.08%
Market Price                     -13.81%     12.08%     13.65%        8.62%       76.89%     259.36%      252.17%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Large Cap Growth Index(1)     -13.37%     12.76%      N/A           N/A        82.31%       N/A          N/A
Nasdaq US 500 Large
   Cap Growth Index(1)           -10.86%     14.99%      N/A           N/A       101.01%       N/A          N/A
S&P 500(R) Index                  -4.64%     12.83%     13.80%        9.04%       82.85%     264.28%      273.39%
S&P 500(R) Growth Index           -9.13%     15.64%     15.52%       11.17%      106.76%     323.40%      401.94%
------------------------------------------------------------------------------------------------------------------


(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -13.84% during the period covered by this report. During the same period, the S&P 500(R) Growth Index (the "Benchmark")
generated a return of -9.13%. During the period covered by this report, the Fund allocated 29.0% to the Information Technology sector, which was the largest sector weight for the Fund, as well as the largest negative contributor to the
Fund's return with a -4.9% contribution during the period. The Fund's allocation to the Energy sector provided the only positive contribution with a 1.4%
contribution to the Fund's return during the period, stemming from its 70.7%
return and 5.5% allocation.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        19.2%
Health Care                                   17.3
Industrials                                   15.9
Energy                                         9.8
Consumer Discretionary                         8.8
Financials                                     8.0
Consumer Staples                               6.8
Real Estate                                    6.1
Materials                                      4.0
Communication Services                         3.0
Utilities                                      1.1
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Enphase Energy, Inc.                           1.2%
Nucor Corp.                                    1.1
W.W. Grainger, Inc.                            1.0
Devon Energy Corp.                             0.9
Costco Wholesale Corp.                         0.9
Cheniere Energy, Inc.                          0.9
Occidental Petroleum Corp.                     0.9
CF Industries Holdings, Inc.                   0.9
O'Reilly Automotive, Inc.                      0.9
Marathon Oil Corp.                             0.9
                                            -------
  Total                                        9.6%
                                            =======


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            JULY 31, 2012 - JULY 31, 2022

                 First Trust Large           S&P 500(R)       S&P 500(R)
            Cap Growth AlphaDEX(R) Fund        Index         Growth Index
7/12                  $10,000                 $10,000          $10,000
1/13                   11,198                  10,991           10,639
7/13                   12,843                  12,500           12,050
1/14                   14,104                  13,356           13,187
7/14                   15,268                  14,617           14,398
1/15                   16,393                  15,256           15,351
7/15                   17,913                  16,255           16,628
1/16                   16,412                  15,155           15,644
7/16                   18,624                  17,169           17,507
1/17                   18,413                  18,192           18,137
7/17                   20,317                  19,922           20,479
1/18                   23,944                  22,996           24,065
7/18                   24,418                  23,157           24,904
1/19                   22,907                  22,464           24,131
7/19                   26,164                  25,008           27,285
1/20                   27,332                  27,337           30,097
7/20                   30,378                  27,999           33,981
1/21                   35,723                  32,053           39,076
7/21                   41,711                  38,202           46,594
1/22                   39,116                  39,513           47,506
7/22                   35,938                  36,428           42,340


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FAB."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select value stocks from the
Nasdaq US 500 Large Cap Index(TM), Nasdaq US 600 Mid Cap Index(TM), and Nasdaq
US 700 Small Cap IndexTM (together, the "Nasdaq US Multi Cap Value Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended       Ended      (5/8/07)      Ended       Ended      (5/8/07)
                                 7/31/22    7/31/22     7/31/22    to 7/31/22    7/31/22     7/31/22    to 7/31/22
FUND PERFORMANCE
NAV                               1.20%      7.82%      10.70%       7.39%       45.73%      176.36%     196.23%
Market Price                      1.24%      7.83%      10.71%       7.39%       45.80%      176.72%     196.30%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Multi Cap Value Index(1)       1.83%      8.60%        N/A         N/A        51.07%        N/A         N/A
Nasdaq US Multi Cap
   Value Index(1)                -0.69%      9.89%        N/A         N/A        60.28%        N/A         N/A
S&P Composite 1500(R) Index      -4.74%     12.49%      13.66%       9.03%       80.08%      259.88%     272.93%
S&P Composite 1500(R) Value
   Index                         -0.10%      9.09%      11.57%       6.68%       54.50%      198.79%     167.55%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 1.20% during the period covered by this report. During the same period, the S&P Composite 1500(R) Value Index generated a return of -0.10%. During the period covered by this report, the Fund's greatest sector allocation was to investments in the Financials sector. These investments received an allocation of 27.2%. The Energy sector contributed 1.9%
to the Fund's return, the greatest of any sector. The Consumer Discretionary sector was the largest drag on the Fund, contributing -1.8% to the Fund's return during the same period.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    26.1%
Consumer Discretionary                        16.1
Industrials                                   13.2
Information Technology                         9.5
Materials                                      7.6
Utilities                                      6.0
Health Care                                    5.1
Consumer Staples                               5.1
Communication Services                         4.2
Energy                                         3.6
Real Estate                                    3.5
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
United Rentals, Inc.                           0.6%
Ford Motor Co.                                 0.6
Synchrony Financial                            0.5
Lennar Corp., Class A                          0.5
Coterra Energy, Inc.                           0.5
D.R. Horton, Inc.                              0.5
Franklin Resources, Inc.                       0.5
Skyworks Solutions, Inc.                       0.5
General Motors Co.                             0.5
Exxon Mobil Corp.                              0.5
                                            -------
  Total                                        5.2%
                                            =======


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               JULY 31, 2012 - JULY 31, 2022

            First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Value AlphaDEX(R) Fund      1500(R) Index           Value Index
7/12               $10,000                 $10,000                $10,000
1/13                11,790                  11,066                 11,451
7/13                13,593                  12,598                 13,099
1/14                14,562                  13,478                 13,697
7/14                15,683                  14,664                 14,962
1/15                15,682                  15,320                 15,271
7/15                15,567                  16,314                 15,937
1/16                13,441                  15,126                 14,638
7/16                15,875                  17,227                 16,897
1/17                18,153                  18,332                 18,370
7/17                18,964                  19,985                 19,339
1/18                20,976                  22,997                 21,797
7/18                20,916                  23,245                 21,444
1/19                19,648                  22,437                 20,728
7/19                20,159                  24,883                 22,578
1/20                20,596                  27,054                 24,287
7/20                17,691                  27,473                 21,721
1/21                22,693                  31,782                 25,093
7/21                27,307                  37,780                 29,910
1/22                28,674                  38,905                 31,267
7/22                27,636                  35,988                 29,879


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FAD."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select growth stocks from the Nasdaq US 500 Large Cap Index(TM), Nasdaq US 600 Mid Cap Index9TM0 and
Nasdaq US 700 Small Cap Index(TM) (together the "Nasdaq US Multi Cap Growth
Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years     Inception
                                  Ended      Ended       Ended      (5/8/07)      Ended       Ended      (5/8/07)
                                 7/31/22    7/31/22     7/31/22    to 7/31/22    7/31/22     7/31/22    to 7/31/22
FUND PERFORMANCE
NAV                              -14.91%    11.68%      12.99%        8.72%       73.72%     239.21%      257.10%
Market Price                     -14.92%    11.68%      13.00%        8.72%       73.74%     239.52%      257.20%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Multi Cap Growth Index(1)     -14.36%    12.44%        N/A         N/A         79.73%       N/A          N/A
Nasdaq US Multi Cap
   Growth Index(1)               -12.09%    14.27%        N/A         N/A         94.81%       N/A          N/A
S&P Composite 1500(R) Index       -4.74%    12.49%      13.66%        9.03%       80.08%     259.88%      272.93%
S&P Composite 1500(R)
   Growth Index                   -9.23%    15.08%      15.24%       11.03%      101.84%     313.09%      392.29%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -14.91% during the period covered by this report. During the same period, the S&P Composite 1500(R) Growth Index (the
"Benchmark") generated a return of -9.23%. The Information Technology sector received the greatest allocation during the period, with an average weight of
23.3%. This sector was also the greatest driver of negative return for the Fund, with a contribution of -4.3%. The sector with the largest contribution to the
Fund's return was the Energy sector with a contribution of 1.7% during the period.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                   16.9%
Industrials                                   16.7
Information Technology                        16.6
Energy                                        10.0
Consumer Discretionary                        10.0
Financials                                     8.3
Real Estate                                    6.9
Consumer Staples                               5.3
Materials                                      4.3
Communication Services                         3.2
Utilities                                      1.8
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Enphase Energy, Inc.                           0.6%
Nucor Corp.                                    0.5
W.W. Grainger, Inc.                            0.5
Devon Energy Corp.                             0.5
Costco Wholesale Corp.                         0.5
Cheniere Energy, Inc.                          0.5
Occidental Petroleum Corp.                     0.5
O'Reilly Automotive, Inc.                      0.5
CF Industries Holdings, Inc.                   0.5
Marathon Oil Corp.                             0.4
                                            -------
  Total                                        5.0%
                                            =======


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                JULY 31, 2012 - JULY 31, 2022

             First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Growth AlphaDEX(R) Fund      1500(R) Index          Growth Index
7/12                $10,000                $10,000                 $10,000
1/13                 11,259                 11,066                  10,737
7/13                 12,800                 12,598                  12,165
1/14                 14,114                 13,478                  13,300
7/14                 14,674                 14,664                  14,417
1/15                 15,616                 15,320                  15,383
7/15                 17,004                 16,314                  16,677
1/16                 15,231                 15,126                  15,585
7/16                 17,456                 17,227                  17,522
1/17                 17,788                 18,332                  18,228
7/17                 19,524                 19,985                  20,466
1/18                 22,829                 22,997                  23,974
7/18                 23,977                 23,247                  24,837
1/19                 22,304                 22,438                  23,946
7/19                 25,094                 24,884                  26,987
1/20                 25,886                 27,052                  29,609
7/20                 27,663                 27,472                  33,102
1/21                 35,510                 31,782                  38,376
7/21                 39,862                 37,780                  45,510
1/22                 36,788                 38,907                  46,137
7/22                 33,921                 35,988                  41,309


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 600 Mid Cap Value Index(TM) that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years     Inception    5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (4/19/11)     Ended       Ended     (4/19/11)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22     7/31/22    to 7/31/22
FUND PERFORMANCE
NAV                               1.31%      7.56%      10.05%        8.80%       43.99%     160.61%     158.94%
Market Price                      1.40%      7.57%      10.04%        8.80%       44.05%     160.32%     159.04%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid
   Cap Value Index(1)             2.04%      8.37%       N/A           N/A        49.46%       N/A         N/A
Nasdaq US 600 Mid Cap
   Value Index(TM) (1)           -2.42%      7.42%       N/A           N/A        43.00%       N/A         N/A
S&P MidCap 400(R) Value
   Index                         -0.05%      8.79%      11.98%       10.42%       52.37%     209.92%     205.88%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 1.31% during the period covered by this report. During the same period, the S&P MidCap 400(R) Value Index (the
"Benchmark") generated a return of -0.05%. The Fund allocated 27.9% to the
Financials sector during the period covered by this report, more weight than any other sector. Investments in the Materials sector caused a 2.0% contribution to the Fund's return, the most of any sector. Investments in the Consumer
Discretionary sector caused a -3.6% drag on the Fund during the period covered by this report, the largest negative contribution to return of any sector.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    24.1%
Consumer Discretionary                        21.9
Industrials                                   17.6
Materials                                      8.3
Information Technology                         8.0
Utilities                                      4.7
Consumer Staples                               4.0
Real Estate                                    3.7
Health Care                                    3.7
Communication Services                         3.4
Energy                                         0.6
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
United States Steel Corp.                      0.9%
Matson, Inc.                                   0.9
Owens Corning                                  0.8
Meritage Homes Corp.                           0.8
Triton International Ltd.                      0.8
Commercial Metals Co.                          0.8
Amkor Technology, Inc.                         0.8
Knight-Swift Transportation Holdings, Inc.     0.8
Steel Dynamics, Inc.                           0.8
New Residential Investment Corp.               0.8
                                            -------
  Total                                        8.2%
                                            =======


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    JULY 31, 2012 - JULY 31, 2022

             First Trust Mid Cap        S&P MidCap 400(R)
            Value AlphaDEX(R) Fund         Value Index
7/12               $10,000                   $10,000
1/13                11,842                    11,795
7/13                13,637                    13,536
1/14                14,753                    14,496
7/14                15,588                    15,515
1/15                15,304                    16,027
7/15                15,451                    16,419
1/16                13,177                    14,567
7/16                15,641                    17,701
1/17                17,819                    19,784
7/17                18,101                    20,340
1/18                19,878                    22,207
7/18                20,055                    22,882
1/19                18,918                    21,579
7/19                19,202                    22,830
1/20                19,165                    23,351
7/20                15,709                    19,772
1/21                20,789                    25,556
7/21                25,725                    31,009
1/22                26,682                    31,701
7/22                26,061                    30,992


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNY."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 600 Mid Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended      (4/19/11)      Ended       Ended     (4/19/11)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22     7/31/22    to 7/31/22
FUND PERFORMANCE
NAV                              -16.80%     11.96%     12.46%       10.64%       75.89%     223.48%     212.89%
Market Price                     -16.78%     11.95%     12.45%       10.64%       75.86%     223.26%     212.84%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid
   Cap Growth Index(1)           -16.15%     12.78%      N/A          N/A         82.50%       N/A         N/A
Nasdaq US 600 Mid Cap
   Growth Index(1)               -22.83%      9.21%      N/A          N/A         55.35%       N/A         N/A
S&P MidCap 400(R) Growth
   Index                         -11.26%      8.92%     11.80%       10.26%       53.28%     205.18%     200.96%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -16.80% during the period covered by this report. During the same period, the S&P MidCap 400(R) Growth Index (the
"Benchmark") generated a return of -11.26%. During the period covered by this report, the Fund's greatest allocations were to the Health Care sector, with an average weight of 16.2%, and to the Information Technology sector, with an average weight of 16.8%. The Information Technology sector also had the largest negative contribution to the Fund with a -4.6% contribution to Fund return. The
Energy sector contributed 2.3% to the Fund's return, the only sector with a positive contribution during the period.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                   18.7%
Health Care                                   15.5
Information Technology                        13.4
Consumer Discretionary                        13.1
Energy                                        12.1
Real Estate                                    7.8
Materials                                      6.7
Financials                                     6.6
Communication Services                         2.3
Utilities                                      2.0
Consumer Staples                               1.8
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Range Resources Corp.                          0.9%
Antero Resources Corp.                         0.9
EQT Corp.                                      0.8
Builders FirstSource, Inc.                     0.8
Carlisle Cos., Inc.                            0.8
Matador Resources Co.                          0.8
Franklin Electric Co., Inc.                    0.8
Avis Budget Group, Inc.                        0.8
Texas Pacific Land Corp.                       0.8
Murphy USA, Inc.                               0.8
                                            -------
  Total                                        8.2%
                                            =======


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    JULY 31, 2012 - JULY 31, 2022

              First Trust Mid Cap        S&P MidCap 400(R)
            Growth AlphaDEX(R) Fund        Growth Index
7/12                $10,000                   $10,000
1/13                 11,424                    11,646
7/13                 12,706                    13,075
1/14                 14,073                    14,078
7/14                 14,292                    14,547
1/15                 15,141                    15,630
7/15                 16,282                    16,946
1/16                 14,209                    14,931
7/16                 16,286                    17,509
1/17                 16,884                    18,552
7/17                 18,393                    19,910
1/18                 21,759                    22,773
7/18                 23,004                    23,167
1/19                 21,500                    21,389
7/19                 24,480                    23,588
1/20                 25,402                    24,413
7/20                 26,996                    24,855
1/21                 35,826                    30,900
7/21                 38,880                    34,390
1/22                 34,643                    32,327
7/22                 32,348                    30,518


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYT."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 700 Small Cap Value Index(TM) which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the
Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended      (4/19/11)      Ended      Ended      (4/19/11)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22    7/31/22     to 7/31/22
FUND PERFORMANCE
NAV                              -2.06%      8.64%      10.65%        9.39%      51.35%     175.02%      175.14%
Market Price                     -2.06%      8.62%      10.65%        9.38%      51.18%     175.07%      174.92%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small
   Cap Value Index(1)            -1.34%      9.45%       N/A          N/A        57.05%       N/A          N/A
Nasdaq US 700 Small Cap
   Value Index(TM) (1)           -4.37%      8.79%       N/A          N/A        52.35%       N/A          N/A
S&P SmallCap 600(R) Value
   Index                         -2.26%      8.38%      11.98%       10.78%      49.54%     210.10%      217.26%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -2.06% during the period covered by this report. During the same period, the S&P SmallCap 600(R) Value Index (the
"Benchmark") generated a return of -2.26%. The Fund allocated the greatest weight to the Financials sector. Investments in this sector received an allocation of 31.0%. The Energy sector generated the largest contribution to the
Fund's return at 1.1%, while receiving a weight of 4.0%. The least contributing sector to the Fund's return for the period was the Consumer Discretionary sector, which generated a -1.9% contribution to the Fund's return due to its
15.8% allocation and -16.1% total return.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)

----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    28.9%
Consumer Discretionary                        20.5
Industrials                                   17.0
Information Technology                         6.9
Real Estate                                    6.8
Materials                                      4.7
Communication Services                         3.9
Health Care                                    3.8
Energy                                         3.0
Consumer Staples                               3.0
Utilities                                      1.5
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
LGI Homes, Inc.                                0.8%
PennyMac Financial Services, Inc.              0.7
Winnebago Industries, Inc.                     0.7
Taylor Morrison Home Corp.                     0.7
Atlas Air Worldwide Holdings, Inc.             0.7
Mr. Cooper Group, Inc.                         0.7
iStar, Inc.                                    0.7
MFA Financial, Inc.                            0.7
Genworth Financial, Inc., Class A              0.7
Boise Cascade Co.                              0.7
                                            -------
  Total                                        7.1%
                                            =======


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     JULY 31, 2012 - JULY 31, 2022

            First Trust Small Cap       S&P SmallCap 600(R)
            Value AlphaDEX(R) Fund          Value Index
7/12               $10,000                    $10,000
1/13                11,939                     11,675
7/13                14,234                     13,737
1/14                15,569                     14,933
7/14                15,922                     15,368
1/15                15,987                     15,789
7/15                15,621                     16,324
1/16                13,083                     14,635
7/16                15,745                     17,784
1/17                18,050                     20,195
7/17                18,171                     20,737
1/18                19,872                     23,101
7/18                20,872                     25,034
1/19                19,002                     22,341
7/19                18,850                     22,912
1/20                19,175                     23,182
7/20                16,994                     19,175
1/21                23,686                     26,998
7/21                28,077                     31,728
1/22                28,734                     31,826
7/22                27,502                     31,010


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 23


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 700 Small Cap Growth Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years     Inception    5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (4/19/11)     Ended      Ended      (4/19/11)
                                 7/31/22    7/31/22    7/31/22     to 7/31/22    7/31/22    7/31/22     to 7/31/22
FUND PERFORMANCE
NAV                              -14.81%      9.47%     11.70%       10.46%       57.19%    202.45%      207.19%
Market Price                     -14.82%      9.44%     11.71%       10.45%       57.02%    202.64%      206.94%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small
   Cap Growth Index(1)           -14.14%     10.33%      N/A           N/A        63.45%      N/A          N/A
Nasdaq US 700 Small Cap
   Growth Index(1)               -23.73%      7.60%      N/A           N/A        44.21%      N/A          N/A
S&P SmallCap 600(R)
   Growth Index                  -10.19%      9.51%     12.70%       11.53%       57.49%    230.64%      242.63%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -14.81% during the period covered by this report. During the same period, the S&P SmallCap 600(R) Growth Index (the
"Benchmark") generated a return of -10.19%. The Health Care sector received the greatest allocation in the Fund during the period, with an average weight of
18.4%. The Energy sector generated the largest contribution to the Fund's return at 1.5%, while receiving a weight of 6.2%. The least contributing sector to the
Fund's return for the period was the Consumer Discretionary sector, which generated a -4.8% contribution to the Fund's return due to its 14.2% allocation and -30.8% total return.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                   18.1%
Industrials                                   15.4
Information Technology                        15.3
Financials                                    11.6
Consumer Discretionary                         8.2
Real Estate                                    7.7
Energy                                         7.4
Consumer Staples                               6.7
Communication Services                         4.9
Utilities                                      3.5
Materials                                      1.2
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Celsius Holdings, Inc.                         0.8%
Encore Wire Corp.                              0.8
Comstock Resources, Inc.                       0.8
Comfort Systems USA, Inc.                      0.7
Mueller Industries, Inc.                       0.7
ArcBest Corp.                                  0.7
Encore Capital Group, Inc.                     0.7
AdaptHealth Corp.                              0.7
Array Technologies, Inc.                       0.7
Belden, Inc.                                   0.7
                                            -------
  Total                                        7.3%
                                            =======


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     JULY 31, 2012 - JULY 31, 2022

             First Trust Small Cap       S&P SmallCap 600(R)
            Growth AlphaDEX(R) Fund         Growth Index
7/12                $10,000                    $10,000
1/13                 11,163                     11,301
7/13                 12,813                     13,231
1/14                 14,190                     14,579
7/14                 13,776                     14,566
1/15                 14,411                     15,510
7/15                 15,867                     17,157
1/16                 13,967                     15,188
7/16                 16,427                     17,720
1/17                 17,534                     19,878
7/17                 19,238                     20,997
1/18                 21,668                     23,577
7/18                 24,212                     26,357
1/19                 21,876                     23,824
7/19                 23,265                     25,089
1/20                 22,997                     26,028
7/20                 22,151                     24,692
1/21                 33,284                     33,626
7/21                 35,494                     36,817
1/22                 33,162                     34,870
7/22                 30,245                     33,064


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2022 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid
Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First
Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R)
Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth
AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid
Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, or
First Trust Small Cap Growth AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2)
ongoing costs, including management fees, distribution and/or service (12b-1)
fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING            ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2022     JULY 31, 2022      PERIOD (a)        PERIOD (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $  945.80           0.59%             $2.85
Hypothetical (5% return before expenses)            $1,000.00           $1,021.87           0.59%             $2.96

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $  962.20           0.60%             $2.92
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82           0.60%             $3.01

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $  941.20           0.60%             $2.89
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82           0.60%             $3.01

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $  957.20           0.59%             $2.86
Hypothetical (5% return before expenses)            $1,000.00           $1,021.87           0.59%             $2.96

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $  918.80           0.59%             $2.81
Hypothetical (5% return before expenses)            $1,000.00           $1,021.87           0.59%             $2.96


                                                                         Page 27


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JULY 31, 2022 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING            ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2022     JULY 31, 2022      PERIOD (a)        PERIOD (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $  963.80           0.65%             $3.16
Hypothetical (5% return before expenses)            $1,000.00           $1,021.57           0.65%             $3.26

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $  922.00           0.64%             $3.05
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62           0.64%             $3.21

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00           $  976.70           0.70%             $3.43
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $  933.80           0.70%             $3.36
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
Actual                                              $1,000.00           $  957.00           0.70%             $3.40
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00           $  911.80           0.70%             $3.32
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51


(a)   These expense ratios reflect expense caps for certain Funds. See Note 3 in
      Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 1,
      2022 through July 31, 2022), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             AEROSPACE & DEFENSE -- 1.8%
      12,379 General Dynamics Corp.           $     2,805,948
      13,924 HEICO Corp.                            2,195,954
      11,331 L3Harris Technologies, Inc.            2,719,100
       4,247 Lockheed Martin Corp.                  1,757,451
       7,631 Northrop Grumman Corp.                 3,654,486
      18,997 Raytheon Technologies Corp.            1,770,711
      59,794 Textron, Inc.                          3,924,878
       1,701 TransDigm Group, Inc. (a)              1,058,600
                                              ---------------
                                                   19,887,128
                                              ---------------
             AIR FREIGHT & LOGISTICS -- 1.0%
      37,468 Expeditors International of
                Washington, Inc.                    3,980,975
      16,107 FedEx Corp.                            3,754,381
      15,004 United Parcel Service, Inc.,
                Class B                             2,924,129
                                              ---------------
                                                   10,659,485
                                              ---------------
             AIRLINES -- 0.3%
      31,512 Delta Air Lines, Inc. (a)              1,002,081
      75,823 Southwest Airlines Co. (a)             2,890,373
                                              ---------------
                                                    3,892,454
                                              ---------------
             AUTO COMPONENTS -- 0.1%
      10,250 Aptiv PLC (a)                          1,075,123
                                              ---------------
             AUTOMOBILES -- 1.1%
     410,111 Ford Motor Co.                         6,024,531
     143,719 General Motors Co. (a)                 5,211,251
       1,356 Tesla, Inc. (a)                        1,208,806
                                              ---------------
                                                   12,444,588
                                              ---------------
             BANKS -- 4.4%
     117,302 Bank of America Corp.                  3,965,981
      99,250 Citigroup, Inc.                        5,151,075
     102,315 Citizens Financial Group, Inc.         3,884,900
     108,679 Fifth Third Bancorp                    3,708,127
       6,331 First Republic Bank                    1,030,117
     227,658 Huntington Bancshares, Inc.            3,025,575
      32,427 JPMorgan Chase & Co.                   3,740,779
     211,934 KeyCorp                                3,878,392
      11,455 M&T Bank Corp.                         2,032,690
      17,359 PNC Financial Services Group
                (The), Inc.                         2,880,552
      97,377 Regions Financial Corp.                2,062,445
      76,990 Truist Financial Corp.                 3,885,685
      79,349 U.S. Bancorp                           3,745,273
     116,532 Wells Fargo & Co.                      5,112,259
                                              ---------------
                                                   48,103,850
                                              ---------------
             BEVERAGES -- 1.5%
      72,557 Coca-Cola (The) Co.                    4,655,983
       3,917 Constellation Brands, Inc.,
                Class A                               964,796
      77,387 Keurig Dr Pepper, Inc.                 2,997,972
      39,392 Monster Beverage Corp. (a)             3,924,231
      21,910 PepsiCo, Inc.                          3,833,374
                                              ---------------
                                                   16,376,356
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             BIOTECHNOLOGY -- 2.8%
      23,842 AbbVie, Inc.                     $     3,421,565
      18,778 Alnylam Pharmaceuticals,
                Inc. (a)                            2,667,227
       3,752 Amgen, Inc.                              928,508
      13,429 Biogen, Inc. (a)                       2,888,041
      44,309 Gilead Sciences, Inc.                  2,647,463
      22,891 Horizon Therapeutics PLC (a)           1,899,266
      48,067 Incyte Corp. (a)                       3,733,845
      12,781 Moderna, Inc. (a)                      2,097,234
       6,178 Regeneron Pharmaceuticals,
                Inc. (a)                            3,593,681
      15,478 Seagen, Inc. (a)                       2,785,730
      16,198 Vertex Pharmaceuticals, Inc. (a)       4,542,081
                                              ---------------
                                                   31,204,641
                                              ---------------
             BUILDING PRODUCTS -- 0.6%
     102,401 Carrier Global Corp.                   4,150,313
      18,042 Masco Corp.                              999,166
      14,059 Trane Technologies PLC                 2,066,532
                                              ---------------
                                                    7,216,011
                                              ---------------
             CAPITAL MARKETS -- 4.1%
       7,682 Ameriprise Financial, Inc.             2,073,525
      87,548 Bank of New York Mellon (The)
                Corp.                               3,804,836
      10,006 Blackstone, Inc.                       1,021,312
      28,835 Carlyle Group (The), Inc.              1,121,970
      14,449 Charles Schwab (The) Corp.               997,704
       4,459 CME Group, Inc.                          889,481
      19,415 Coinbase Global, Inc.,
                Class A (a) (b)                     1,222,368
       4,748 FactSet Research Systems, Inc.         2,040,121
     195,819 Franklin Resources, Inc.               5,375,232
      15,367 Goldman Sachs Group (The),
                Inc.                                5,123,204
       9,707 Intercontinental Exchange, Inc.          990,017
      39,443 KKR & Co., Inc.                        2,187,509
      48,010 Morgan Stanley                         4,047,243
       5,984 Nasdaq, Inc.                           1,082,506
       9,462 Northern Trust Corp.                     944,118
      30,631 Raymond James Financial, Inc.          3,016,235
      59,231 State Street Corp.                     4,207,770
      40,177 T. Rowe Price Group, Inc.              4,960,654
                                              ---------------
                                                   45,105,805
                                              ---------------
             CHEMICALS -- 4.0%
      11,389 Air Products and Chemicals, Inc.       2,827,092
      38,811 Celanese Corp.                         4,560,681
      53,243 CF Industries Holdings, Inc.           5,084,174
      67,448 Corteva, Inc.                          3,881,632
      88,443 Dow, Inc.                              4,706,052
      65,701 DuPont de Nemours, Inc.                4,022,872
      40,677 Eastman Chemical Co.                   3,902,145
      17,062 FMC Corp.                              1,895,588
      15,327 International Flavors &
                Fragrances, Inc.                    1,901,314
      52,190 LyondellBasell Industries N.V.,
                Class A                             4,651,173
      96,645 Mosaic (The) Co.                       5,089,326

                        See Notes to Financial Statements                Page 29


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CHEMICALS (CONTINUED)
       7,984 PPG Industries, Inc.             $     1,032,251
       4,077 Sherwin-Williams (The) Co.               986,389
                                              ---------------
                                                   44,540,689
                                              ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.4%
       4,888 Cintas Corp.                           2,079,795
      16,803 Copart, Inc. (a)                       2,152,464
      27,903 Republic Services, Inc.                3,869,030
      78,429 Rollins, Inc.                          3,025,007
      23,870 Waste Management, Inc.                 3,928,047
                                              ---------------
                                                   15,054,343
                                              ---------------
             COMMUNICATIONS EQUIPMENT
                -- 0.6%
       9,738 Arista Networks, Inc. (a)              1,135,743
      85,638 Cisco Systems, Inc.                    3,885,396
       8,711 Motorola Solutions, Inc.               2,078,358
                                              ---------------
                                                    7,099,497
                                              ---------------
             CONSTRUCTION & ENGINEERING
                -- 0.1%
       7,284 Quanta Services, Inc.                  1,010,509
                                              ---------------
             CONSTRUCTION MATERIALS -- 0.3%
       3,050 Martin Marietta Materials, Inc.        1,073,844
      12,849 Vulcan Materials Co.                   2,124,325
                                              ---------------
                                                    3,198,169
                                              ---------------
             CONSUMER FINANCE -- 2.0%
     136,214 Ally Financial, Inc.                   4,504,597
      13,172 American Express Co.                   2,028,752
      43,810 Capital One Financial Corp.            4,811,652
      48,261 Discover Financial Services            4,874,361
     165,262 Synchrony Financial                    5,532,972
                                              ---------------
                                                   21,752,334
                                              ---------------
             CONTAINERS & PACKAGING -- 1.3%
      16,919 Avery Dennison Corp.                   3,222,393
      26,550 Ball Corp.                             1,949,301
     109,121 International Paper Co.                4,667,105
      33,196 Packaging Corp. of America             4,667,689
                                              ---------------
                                                   14,506,488
                                              ---------------
             DISTRIBUTORS -- 0.8%
      13,728 Genuine Parts Co.                      2,098,599
      92,983 LKQ Corp.                              5,099,188
       5,199 Pool Corp.                             1,859,682
                                              ---------------
                                                    9,057,469

                                              ---------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.5%
      16,719 Berkshire Hathaway, Inc.,
                Class B (a)                         5,025,731
                                              ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.7%
     217,774 AT&T, Inc.                             4,089,796
      89,941 Verizon Communications, Inc.           4,154,375
                                              ---------------
                                                    8,244,171
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             ELECTRIC UTILITIES -- 4.2%
      46,727 Alliant Energy Corp.             $     2,847,076
      38,061 American Electric Power Co.,
                Inc.                                3,751,292
      34,060 Duke Energy Corp.                      3,744,216
      43,306 Edison International                   2,934,848
      32,419 Entergy Corp.                          3,732,399
      55,963 Evergy, Inc.                           3,820,034
      32,422 Eversource Energy                      2,860,269
      80,574 Exelon Corp.                           3,745,885
      71,340 FirstEnergy Corp.                      2,932,074
      47,142 NextEra Energy, Inc.                   3,983,028
     365,895 PG&E Corp. (a)                         3,973,620
     100,948 PPL Corp.                              2,935,568
      25,604 Southern (The) Co.                     1,968,691
      38,704 Xcel Energy, Inc.                      2,832,359
                                              ---------------
                                                   46,061,359
                                              ---------------
             ELECTRICAL EQUIPMENT -- 0.8%
      16,615 AMETEK, Inc.                           2,051,953
      21,738 Eaton Corp. PLC                        3,225,702
      34,432 Emerson Electric Co.                   3,101,290
                                              ---------------
                                                    8,378,945
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.7%
      42,540 Amphenol Corp., Class A                3,281,110
       5,794 CDW Corp.                              1,051,785
     144,860 Corning, Inc.                          5,325,054
       6,622 Keysight Technologies, Inc. (a)        1,076,737
      32,272 TE Connectivity Ltd.                   4,315,734
       4,867 Teledyne Technologies, Inc. (a)        1,904,944
      31,355 Trimble, Inc. (a)                      2,176,978
                                              ---------------
                                                   19,132,342
                                              ---------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.6%
      31,621 Baker Hughes Co.                         812,343
      87,332 Halliburton Co.                        2,558,828
      76,586 Schlumberger N.V.                      2,835,980
                                              ---------------
                                                    6,207,151
                                              ---------------
             ENTERTAINMENT -- 0.6%
       7,504 Electronic Arts, Inc.                    984,750
      71,916 Liberty Media Corp.-Liberty
                Formula One, Class C (a)            4,873,747
       9,670 Walt Disney (The) Co. (a)              1,025,987
                                              ---------------
                                                    6,884,484
                                              ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 2.8%
      10,715 American Tower Corp.                   2,901,943
       5,422 Crown Castle International Corp.         979,539
       7,032 Digital Realty Trust, Inc.               931,388
      33,227 Duke Realty Corp.                      2,078,681
       1,390 Equinix, Inc.                            978,199
      25,909 Equity LifeStyle Properties, Inc.      1,904,830
       5,366 Extra Space Storage, Inc.              1,016,964
      25,658 Invitation Homes, Inc.                 1,001,432
       5,227 Mid-America Apartment
               Communities, Inc.                      970,811

Page 30                 See Notes to Financial Statements


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS (CONTINUED)
       5,840 Public Storage                   $     1,906,234
      13,374 Realty Income Corp.                      989,542
       5,705 SBA Communications Corp.               1,915,682
      17,186 Sun Communities, Inc.                  2,817,817
      17,750 Ventas, Inc.                             954,595
      61,290 VICI Properties, Inc.                  2,095,505
     137,818 Weyerhaeuser Co.                       5,005,550
      22,035 WP Carey, Inc.                         1,967,725
                                              ---------------
                                                   30,416,437
                                              ---------------
             FOOD & STAPLES RETAILING -- 1.2%
       7,619 Costco Wholesale Corp.                 4,124,165
      57,864 Kroger (The) Co.                       2,687,204
     120,437 Walgreens Boots Alliance, Inc.         4,771,714
      15,017 Walmart, Inc.                          1,982,995
                                              ---------------
                                                   13,566,078
                                              ---------------
             FOOD PRODUCTS -- 3.4%
      47,057 Archer-Daniels-Midland Co.             3,894,908
      50,331 Bunge Ltd.                             4,647,061
     106,648 Conagra Brands, Inc.                   3,648,428
      36,298 General Mills, Inc.                    2,714,728
      16,972 Hershey (The) Co.                      3,868,937
      38,552 Hormel Foods Corp.                     1,902,156
      28,527 J.M. Smucker (The) Co.                 3,774,693
      38,390 Kellogg Co.                            2,837,789
      47,872 Kraft Heinz (The) Co.                  1,763,126
      10,966 McCormick & Co., Inc.                    957,880
      44,109 Mondelez International, Inc.,
               Class A                              2,824,740
      53,040 Tyson Foods, Inc., Class A             4,668,050
                                              ---------------
                                                   37,502,496
                                              ---------------
             GAS UTILITIES -- 0.3%
      24,431 Atmos Energy Corp.                     2,965,679
                                              ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.9%
      25,207 Abbott Laboratories                    2,743,530
      14,213 Baxter International, Inc.               833,735
       3,703 Becton, Dickinson and Co.                904,680
       2,916 Cooper (The) Cos., Inc.                  953,532
       9,601 Edwards Lifesciences Corp. (a)           965,284
      39,520 Hologic, Inc. (a)                      2,820,938
       4,189 Insulet Corp. (a)                      1,038,034
      30,515 Medtronic PLC                          2,823,248
      13,286 STERIS PLC                             2,997,986
       4,589 Stryker Corp.                            985,488
      11,140 Teleflex, Inc.                         2,678,724
       8,690 Zimmer Biomet Holdings, Inc.             959,289
                                              ---------------
                                                   20,704,468
                                              ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.9%
      21,579 Centene Corp. (a)                      2,006,200
      13,858 Cigna Corp.                            3,815,939
      39,409 CVS Health Corp.                       3,770,653
       5,675 Elevance Health, Inc.                  2,707,542

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES
                (CONTINUED)
      10,864 HCA Healthcare, Inc.             $     2,307,731
       3,901 Humana, Inc.                           1,880,282
      19,476 Laboratory Corp. of America
                Holdings                            5,106,412
       3,265 Molina Healthcare, Inc. (a)            1,070,006
      34,325 Quest Diagnostics, Inc.                4,687,765
       8,887 UnitedHealth Group, Inc.               4,819,776
                                              ---------------
                                                   32,172,306
                                              ---------------
             HEALTH CARE TECHNOLOGY -- 0.1%
       4,609 Veeva Systems, Inc., Class A (a)       1,030,480
                                              ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.9%
      23,836 Caesars Entertainment, Inc. (a)        1,089,067
       1,397 Chipotle Mexican Grill, Inc. (a)       2,185,215
      24,211 Darden Restaurants, Inc.               3,014,028
       4,685 Domino's Pizza, Inc.                   1,837,035
      14,791 McDonald's Corp.                       3,895,506
     126,136 MGM Resorts International              4,128,431
      23,901 Starbucks Corp.                        2,026,327
      24,128 Yum! Brands, Inc.                      2,956,645
                                              ---------------
                                                   21,132,254
                                              ---------------
             HOUSEHOLD DURABLES -- 1.8%
      68,961 D.R. Horton, Inc.                      5,381,027
      37,167 Garmin Ltd.                            3,628,242
      64,681 Lennar Corp., Class A                  5,497,885
       1,140 NVR, Inc. (a)                          5,008,134
                                              ---------------
                                                   19,515,288
                                              ---------------
             HOUSEHOLD PRODUCTS -- 0.5%
      29,557 Church & Dwight Co., Inc.              2,600,129
      19,047 Procter & Gamble (The) Co.             2,645,819
                                              ---------------
                                                    5,245,948
                                              ---------------
             INDUSTRIAL CONGLOMERATES -- 0.5%
      28,217 3M Co.                                 4,041,803
      14,338 General Electric Co.                   1,059,722
       5,252 Honeywell International, Inc.          1,010,800
                                              ---------------
                                                    6,112,325
                                              ---------------
             INSURANCE -- 6.3%
      65,997 Aflac, Inc.                            3,781,628
      28,814 Allstate (The) Corp.                   3,370,373
      89,273 American International Group,
               Inc.                                 4,621,663
      10,155 Aon PLC, Class A                       2,955,511
     100,342 Arch Capital Group Ltd. (a)            4,455,185
      22,397 Arthur J. Gallagher & Co.              4,008,839
      31,296 Brown & Brown, Inc.                    2,037,369
      18,576 Chubb Ltd.                             3,504,177
      38,364 Cincinnati Financial Corp.             3,734,352
     123,499 Fidelity National Financial, Inc.      4,935,020
      69,763 Hartford Financial Services
               Group (The), Inc.                    4,497,621
      61,620 Loews Corp.                            3,589,365
       3,530 Markel Corp. (a)                       4,578,904
      23,521 Marsh & McLennan Cos., Inc.            3,856,503
      58,156 MetLife, Inc.                          3,678,367

                        See Notes to Financial Statements                Page 31


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
      41,005 Principal Financial Group, Inc.  $     2,744,875
      38,165 Prudential Financial, Inc.             3,816,118
      21,591 Travelers (The) Cos., Inc.             3,426,492
      40,122 W.R. Berkley Corp.                     2,508,829
                                              ---------------
                                                   70,101,191
                                              ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 0.2%
      16,760 Alphabet, Inc., Class A (a)            1,949,523
                                              ---------------
             IT SERVICES -- 3.4%
       6,576 Accenture PLC, Class A                 2,013,966
      13,039 Automatic Data Processing, Inc.        3,143,964
      19,212 Broadridge Financial Solutions,
                Inc.                                3,084,487
      54,107 Cognizant Technology Solutions
                Corp., Class A                      3,677,112
       6,194 EPAM Systems, Inc. (a)                 2,163,254
      29,876 Fidelity National Information
               Services, Inc.                       3,052,132
      30,783 Fiserv, Inc. (a)                       3,253,147
       8,690 FleetCor Technologies, Inc. (a)        1,912,582
       7,550 Gartner, Inc. (a)                      2,004,374
      33,004 Global Payments, Inc.                  4,037,049
       6,466 International Business Machines
                Corp.                                 845,688
       8,681 Mastercard, Inc., Class A              3,071,251
      16,034 Paychex, Inc.                          2,056,842
      13,910 Visa, Inc., Class A                    2,950,450
                                              ---------------
                                                   37,266,298
                                              ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.5%
       7,686 Agilent Technologies, Inc.             1,030,693
      58,708 Avantor, Inc. (a)                      1,703,706
       7,201 Danaher Corp.                          2,098,875
       4,951 Illumina, Inc. (a)                     1,072,783
      12,621 IQVIA Holdings, Inc. (a)               3,032,448
         795 Mettler-Toledo International,
               Inc. (a)                             1,073,035
       6,419 PerkinElmer, Inc.                        983,198
       5,041 Thermo Fisher Scientific, Inc.         3,016,585
       8,275 Waters Corp. (a)                       3,012,348
                                              ---------------
                                                   17,023,671
                                              ---------------
             MACHINERY -- 3.2%
      15,321 Caterpillar, Inc.                      3,037,388
      18,868 Cummins, Inc.                          4,175,677
       6,096 Deere & Co.                            2,092,025
       7,525 Dover Corp.                            1,005,942
      33,575 Fortive Corp.                          2,163,909
      10,052 IDEX Corp.                             2,098,355
      10,019 Illinois Tool Works, Inc.              2,081,547
      21,695 Ingersoll Rand, Inc.                   1,080,411
      38,754 Otis Worldwide Corp.                   3,029,400
      44,348 PACCAR, Inc.                           4,058,729
       7,420 Parker-Hannifin Corp.                  2,145,048
      43,530 Stanley Black & Decker, Inc.           4,236,775

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             MACHINERY (CONTINUED)
      33,367 Westinghouse Air Brake
                Technologies Corp.            $     3,118,814
      11,677 Xylem, Inc.                            1,074,634
                                              ---------------
                                                   35,398,654
                                              ---------------
             MEDIA -- 2.3%
       3,897 Charter Communications, Inc.,
                Class A (a)                         1,683,894
     116,324 Comcast Corp., Class A                 4,364,476
     113,545 Fox Corp., Class A                     3,759,475
     132,642 Interpublic Group of (The) Cos.,
                Inc.                                3,962,017
       7,895 Liberty Broadband Corp.,
                Class C (a)                           860,002
      43,055 Omnicom Group, Inc.                    3,006,961
     184,949 Paramount Global, Class B              4,374,044
     595,698 Sirius XM Holdings, Inc. (b)           3,979,263
                                              ---------------
                                                   25,990,132
                                              ---------------
             METALS & MINING -- 0.9%
      62,400 Freeport-McMoRan, Inc.                 1,968,720
      45,898 Newmont Corp.                          2,078,261
      43,717 Nucor Corp.                            5,936,769
                                              ---------------
                                                    9,983,750
                                              ---------------
             MULTILINE RETAIL -- 0.6%
       3,720 Dollar General Corp.                     924,160
      11,715 Dollar Tree, Inc. (a)                  1,937,192
      25,856 Target Corp.                           4,224,353
                                              ---------------
                                                    7,085,705
                                              ---------------
             MULTI-UTILITIES -- 2.2%
      30,309 Ameren Corp.                           2,822,374
     154,312 CenterPoint Energy, Inc.               4,890,147
      54,098 CMS Energy Corp.                       3,718,156
      38,398 Consolidated Edison, Inc.              3,811,769
      34,316 Dominion Energy, Inc.                  2,813,226
      14,405 DTE Energy Co.                         1,876,971
      12,151 Sempra Energy                          2,014,636
      18,142 WEC Energy Group, Inc.                 1,883,321
                                              ---------------
                                                   23,830,600
                                              ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 7.7%
      34,312 Cheniere Energy, Inc.                  5,132,389
      31,528 Chevron Corp.                          5,163,656
      50,824 ConocoPhillips                         4,951,782
     176,989 Coterra Energy, Inc.                   5,414,093
      82,826 Devon Energy Corp.                     5,205,614
      37,676 Diamondback Energy, Inc.               4,823,282
      41,330 EOG Resources, Inc.                    4,596,723
      53,299 Exxon Mobil Corp.                      5,166,272
      43,086 Hess Corp.                             4,845,882
     163,408 Kinder Morgan, Inc.                    2,939,710
     203,049 Marathon Oil Corp.                     5,035,615
      44,419 Marathon Petroleum Corp.               4,071,446
      77,523 Occidental Petroleum Corp.             5,097,137
      82,244 ONEOK, Inc.                            4,913,257
      44,538 Phillips 66                            3,963,882
      20,461 Pioneer Natural Resources Co.          4,848,234

Page 32                 See Notes to Financial Statements


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
      34,359 Valero Energy Corp.              $     3,805,946
     146,252 Williams (The) Cos., Inc.              4,985,731
                                              ---------------
                                                   84,960,651
                                              ---------------
             PHARMACEUTICALS -- 2.5%
      59,280 Bristol-Myers Squibb Co.               4,373,678
      34,036 Catalent, Inc. (a)                     3,849,471
      14,078 Eli Lilly & Co.                        4,641,376
      10,286 Johnson & Johnson                      1,795,113
      40,053 Merck & Co., Inc.                      3,578,335
      87,060 Pfizer, Inc.                           4,397,401
     435,964 Viatris, Inc.                          4,224,491
       5,311 Zoetis, Inc.                             969,523
                                              ---------------
                                                   27,829,388
                                              ---------------
             PROFESSIONAL SERVICES -- 0.2%
      15,112 CoStar Group, Inc. (a)                 1,096,980
       5,274 Verisk Analytics, Inc.                 1,003,379
                                              ---------------
                                                    2,100,359
                                              ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.5%
      62,010 CBRE Group, Inc., Class A (a)          5,309,296
                                              ---------------
             ROAD & RAIL -- 1.2%
      62,829 CSX Corp.                              2,031,262
      17,392 J.B. Hunt Transport Services,
                Inc.                                3,187,432
      12,049 Norfolk Southern Corp.                 3,026,347
      10,686 Old Dominion Freight Line, Inc.        3,243,308
       8,560 Union Pacific Corp.                    1,945,688
                                              ---------------
                                                   13,434,037
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.6%
       6,249 Analog Devices, Inc.                   1,074,578
       1,879 Broadcom, Inc.                         1,006,167
      18,703 Enphase Energy, Inc. (a)               5,315,019
     122,014 Intel Corp.                            4,430,328
       2,861 KLA Corp.                              1,097,308
      15,719 Microchip Technology, Inc.             1,082,410
      82,572 Micron Technology, Inc.                5,107,904
       4,754 Monolithic Power Systems, Inc.         2,209,279
       6,167 NXP Semiconductors N.V.                1,133,988
      54,437 ON Semiconductor Corp. (a)             3,635,303
      48,394 Qorvo, Inc. (a)                        5,036,364
      14,293 QUALCOMM, Inc.                         2,073,343
      49,271 Skyworks Solutions, Inc.               5,364,626
       5,941 Texas Instruments, Inc.                1,062,785
                                              ---------------
                                                   39,629,402
                                              ---------------
             SOFTWARE -- 1.7%
      12,169 Cadence Design Systems,
                Inc. (a)                            2,264,408
       5,415 Crowdstrike Holdings, Inc.,
                Class A (a)                           994,194
      48,405 Fortinet, Inc. (a)                     2,887,358
       2,368 Intuit, Inc.                           1,080,211

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             SOFTWARE (CONTINUED)
      83,143 NortonLifeLock, Inc.             $     2,039,498
      13,066 Oracle Corp.                           1,017,057
       5,545 Palo Alto Networks, Inc. (a)           2,767,509
       2,313 Roper Technologies, Inc.               1,010,018
       1,920 ServiceNow, Inc. (a)                     857,587
       9,018 Synopsys, Inc. (a)                     3,314,115
       8,455 Zoom Video Communications,
                Inc., Class A (a)                     878,136
                                              ---------------
                                                   19,110,091
                                              ---------------
             SPECIALTY RETAIL -- 3.2%
      10,549 Advance Auto Parts, Inc.               2,042,497
       2,124 AutoZone, Inc. (a)                     4,539,816
      70,019 Best Buy Co., Inc.                     5,390,763
      30,268 CarMax, Inc. (a)                       3,012,877
      40,430 Carvana Co. (a) (b)                    1,178,534
       6,657 Home Depot (The), Inc.                 2,003,358
      10,453 Lowe's Cos., Inc.                      2,002,063
       5,780 O'Reilly Automotive, Inc. (a)          4,066,750
      38,996 Ross Stores, Inc.                      3,168,815
      32,691 TJX (The) Cos., Inc.                   1,999,382
      14,128 Tractor Supply Co.                     2,705,229
       7,105 Ulta Beauty, Inc. (a)                  2,763,206
                                              ---------------
                                                   34,873,290
                                              ---------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 1.8%
      13,354 Apple, Inc.                            2,170,159
      39,512 Dell Technologies, Inc., Class C       1,780,411
     344,234 Hewlett Packard Enterprise Co.         4,901,892
     111,398 HP, Inc.                               3,719,579
      27,986 NetApp, Inc.                           1,996,241
     101,819 Western Digital Corp. (a)              4,999,313
                                              ---------------
                                                   19,567,595
                                              ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.3%
      82,672 VF Corp.                               3,693,785
                                              ---------------
             TOBACCO -- 0.4%
      21,856 Altria Group, Inc.                       958,604
      36,982 Philip Morris International,
                Inc.                                3,592,801
                                              ---------------
                                                    4,551,405
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.1%
      36,575 Fastenal Co.                           1,878,492
      18,791 United Rentals, Inc. (a)               6,063,292
       8,035 W.W. Grainger, Inc.                    4,367,264
                                              ---------------
                                                   12,309,048
                                              ---------------
             WATER UTILITIES -- 0.1%
       6,136 American Water Works Co., Inc.           953,780
                                              ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.3%
      20,357 T-Mobile US, Inc. (a)                  2,912,272
                                              ---------------
             TOTAL COMMON STOCKS
                -- 99.8%                        1,102,346,804
             (Cost $1,020,971,354)            ---------------

                        See Notes to Financial Statements                Page 33


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.5%
   3,042,777 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (c) (d)                 $     3,042,777
   1,928,476 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (c)                   1,928,476
                                              ---------------
             TOTAL MONEY MARKET FUNDS
               -- 0.5%                              4,971,253
             (Cost $4,971,253)                ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.2%
$  2,680,432 BNP Paribas S.A., 2.16% (c),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $2,680,915. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 01/31/28.
                The value of the collateral
                including accrued interest
                is $2,737,246. (d)                  2,680,432
             (Cost $2,680,432)                ---------------

             TOTAL INVESTMENTS -- 100.5%        1,109,998,489
             (Cost $1,028,623,039)
             NET OTHER ASSETS AND
               LIABILITIES -- (0.5)%               (5,268,961)
                                              ---------------
             NET ASSETS -- 100.0%             $ 1,104,729,528
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,739,581 and the total value of the collateral held by the Fund is $5,723,209.

(c)   Rate shown reflects yield as of July 31, 2022.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     5,739,581
Non-cash Collateral(2)                             (5,723,209)
                                              ---------------
Net Amount                                    $        16,372
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On July 29, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from July 28 to July 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     2,680,432
Non-cash Collateral(4)                             (2,680,432)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 34                 See Notes to Financial Statements


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $   1,102,346,804   $   1,102,346,804   $              --   $              --
Money Market Funds..............................          4,971,253           4,971,253                  --                  --
Repurchase Agreements...........................          2,680,432                  --           2,680,432                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $   1,109,998,489   $   1,107,318,057   $       2,680,432   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 35


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             AEROSPACE & DEFENSE -- 0.6%
      23,736 BWX Technologies, Inc.           $     1,345,357
       9,901 Curtiss-Wright Corp.                   1,420,199
       9,005 Huntington Ingalls Industries,
                Inc.                                1,952,644
       7,068 Woodward, Inc.                           740,020
                                              ---------------
                                                    5,458,220
                                              ---------------
             AIR FREIGHT & LOGISTICS -- 0.1%
      12,900 C.H. Robinson Worldwide, Inc.          1,428,030
                                              ---------------
             AIRLINES -- 0.8%
      65,299 Alaska Air Group, Inc. (a)             2,894,705
     154,685 American Airlines Group,
                Inc. (a)                            2,120,731
     312,450 JetBlue Airways Corp. (a)              2,630,829
                                              ---------------
                                                    7,646,265
                                              ---------------
             AUTO COMPONENTS -- 1.7%
     110,327 Adient PLC (a)                         3,726,846
      97,962 BorgWarner, Inc.                       3,767,619
       8,118 Fox Factory Holding Corp. (a)            768,450
      70,125 Gentex Corp.                           1,978,927
     305,229 Goodyear Tire & Rubber (The)
                Co. (a)                             3,748,212
      15,580 Lear Corp.                             2,354,761
                                              ---------------
                                                   16,344,815
                                              ---------------
             AUTOMOBILES -- 0.7%
      82,603 Harley-Davidson, Inc.                  3,123,219
      43,744 Thor Industries, Inc.                  3,688,932
                                              ---------------
                                                    6,812,151
                                              ---------------
             BANKS -- 5.8%
      69,683 Bank OZK                               2,794,288
      34,602 BOK Financial Corp.                    3,046,014
      83,535 Cadence Bank                           2,180,263
      26,730 Comerica, Inc.                         2,078,792
       9,959 Commerce Bancshares, Inc.                692,051
      10,332 Community Bank System, Inc.              695,654
       5,614 Cullen/Frost Bankers, Inc.               732,066
      30,269 East West Bancorp, Inc.                2,172,709
      70,835 Eastern Bankshares, Inc.               1,445,034
     240,811 F.N.B. Corp.                           2,880,100
       3,000 First Citizens BancShares, Inc.,
                Class A                             2,270,040
      16,649 First Financial Bankshares, Inc.         735,553
      13,788 Glacier Bancorp, Inc.                    690,641
      58,994 Hancock Whitney Corp.                  2,879,497
      62,956 Home BancShares, Inc.                  1,485,762
       8,231 Independent Bank Corp.                   689,758
      98,095 PacWest Bancorp                        2,749,603
      27,125 Pinnacle Financial Partners, Inc.      2,145,587
      33,995 Popular, Inc.                          2,640,392
      28,730 Prosperity Bancshares, Inc.            2,128,606
      16,569 ServisFirst Bancshares, Inc.           1,415,821
      25,423 SouthState Corp.                       2,155,108
      72,543 Synovus Financial Corp.                2,929,286
      15,187 UMB Financial Corp.                    1,374,423

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             BANKS (CONTINUED)
      55,928 United Bankshares, Inc.          $     2,166,651
     188,415 Valley National Bancorp                2,202,571
      31,023 Webster Financial Corp.                1,441,018
      18,521 Western Alliance Bancorp               1,414,634
      24,472 Wintrust Financial Corp.               2,105,571
      38,535 Zions Bancorp N.A.                     2,102,084
                                              ---------------
                                                   56,439,577
                                              ---------------
             BEVERAGES -- 0.7%
       5,797 Coca-Cola Consolidated, Inc.           2,973,861
      59,970 Molson Coors Beverage Co.,
                Class B                             3,583,207
      13,360 National Beverage Corp.                  723,845
                                              ---------------
                                                    7,280,913
                                              ---------------
             BIOTECHNOLOGY -- 2.0%
     109,735 Alkermes PLC (a)                       2,809,216
      14,458 Apellis Pharmaceuticals,
                Inc. (a)                              813,696
      32,276 CRISPR Therapeutics AG (a) (b)         2,420,700
      62,805 Exelixis, Inc. (a)                     1,313,881
      59,436 Halozyme Therapeutics, Inc. (a)        2,906,420
      26,828 Neurocrine Biosciences, Inc. (a)       2,525,320
      26,166 Sarepta Therapeutics, Inc. (a)         2,432,130
      11,098 United Therapeutics Corp. (a)          2,564,415
      77,009 Vir Biotechnology, Inc. (a)            2,141,620
                                              ---------------
                                                   19,927,398
                                              ---------------
             BUILDING PRODUCTS -- 2.5%
      23,914 A.O. Smith Corp.                       1,513,039
       7,259 Advanced Drainage Systems,
                Inc.                                  860,917
       6,678 Allegion PLC                             705,865
       8,722 Armstrong World Industries, Inc.         779,311
      48,700 Builders FirstSource, Inc. (a)         3,311,600
      13,700 Carlisle Cos., Inc.                    4,056,570
      10,918 Fortune Brands Home &
                Security, Inc.                        760,766
       3,165 Lennox International, Inc.               758,112
      43,991 Owens Corning                          4,079,725
      19,495 Simpson Manufacturing Co., Inc.        2,013,444
      12,014 Trex Co., Inc. (a)                       775,143
      47,975 UFP Industries, Inc.                   4,423,775
                                              ---------------
                                                   24,038,267
                                              ---------------
             CAPITAL MARKETS -- 3.0%
      11,215 Affiliated Managers Group, Inc.        1,417,352
      22,997 Ares Management Corp.,
                Class A                             1,647,735
      17,329 Cboe Global Markets, Inc.              2,138,052
      10,282 Cohen & Steers, Inc.                     757,681
      34,920 Evercore, Inc., Class A                3,490,952
      33,133 Houlihan Lokey, Inc.                   2,801,727
     202,665 Invesco Ltd.                           3,595,277
     118,356 Jefferies Financial Group, Inc.        3,854,855
      80,691 Lazard Ltd., Class A                   3,039,630
       5,407 Morningstar, Inc.                      1,380,677
      48,411 SEI Investments Co.                    2,680,033
      46,683 Stifel Financial Corp.                 2,792,110
                                              ---------------
                                                   29,596,081
                                              ---------------

Page 36                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CHEMICALS -- 3.2%
      19,034 Ashland Global Holdings, Inc.    $     1,912,346
      48,937 Avient Corp.                           2,111,632
      59,141 Axalta Coating Systems Ltd. (a)        1,491,536
      15,118 Balchem Corp.                          2,052,420
      81,674 Chemours (The) Co.                     2,906,778
      73,461 Element Solutions, Inc.                1,451,589
      32,576 H.B. Fuller Co.                        2,091,379
     115,309 Huntsman Corp.                         3,339,349
      70,635 Olin Corp.                             3,692,091
      24,916 RPM International, Inc.                2,252,406
      24,831 Scotts Miracle-Gro (The) Co.           2,208,717
      90,712 Valvoline, Inc.                        2,922,741
      33,350 Westlake Corp.                         3,246,289
                                              ---------------
                                                   31,679,273
                                              ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.2%
      26,986 Casella Waste Systems, Inc.,
                Class A (a)                         2,184,517
      22,373 Clean Harbors, Inc. (a)                2,183,381
      94,961 Driven Brands Holdings, Inc. (a)       2,884,915
      39,902 IAA, Inc. (a)                          1,505,502
      14,910 Stericycle, Inc. (a)                     698,832
      14,364 Tetra Tech, Inc.                       2,201,570
                                              ---------------
                                                   11,658,717
                                              ---------------
             COMMUNICATIONS EQUIPMENT
                -- 0.4%
      14,307 Ciena Corp. (a)                          738,241
      45,881 Juniper Networks, Inc.                 1,286,045
      16,465 Lumentum Holdings, Inc. (a)            1,489,424
                                              ---------------
                                                    3,513,710
                                              ---------------
             CONSTRUCTION & ENGINEERING
                -- 1.3%
      87,348 API Group Corp. (a)                    1,546,933
      19,050 EMCOR Group, Inc.                      2,216,849
      27,371 MasTec, Inc. (a)                       2,160,393
      96,895 MDU Resources Group, Inc.              2,768,290
       5,821 Valmont Industries, Inc.               1,580,285
      60,500 WillScot Mobile Mini Holdings
                Corp. (a)                           2,335,905
                                              ---------------
                                                   12,608,655
                                              ---------------
             CONSTRUCTION MATERIALS -- 0.2%
      11,893 Eagle Materials, Inc.                  1,503,870
                                              ---------------
             CONSUMER FINANCE -- 0.8%
       4,143 Credit Acceptance Corp. (a) (b)        2,385,995
      87,453 OneMain Holdings, Inc.                 3,253,252
     123,049 SLM Corp.                              1,919,564
                                              ---------------
                                                    7,558,811
                                              ---------------
             CONTAINERS & PACKAGING -- 1.4%
      12,669 AptarGroup, Inc.                       1,365,212
      47,862 Berry Global Group, Inc. (a)           2,759,244
      63,785 Graphic Packaging Holding Co.          1,419,216
      45,308 Sealed Air Corp.                       2,769,225
      47,434 Silgan Holdings, Inc.                  2,110,813

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             CONTAINERS & PACKAGING
                (CONTINUED)
      82,053 Westrock Co.                     $     3,475,765
                                              ---------------
                                                   13,899,475
                                              ---------------
             DIVERSIFIED CONSUMER SERVICES
                -- 1.1%
     318,926 ADT, Inc.                              2,328,160
      34,814 Chegg, Inc. (a)                          741,538
      92,554 H&R Block, Inc.                        3,698,458
      47,295 Service Corp. International            3,521,586
                                              ---------------
                                                   10,289,742
                                              ---------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.6%
     100,315 Equitable Holdings, Inc.               2,851,955
      43,931 Voya Financial, Inc.                   2,642,889
                                              ---------------
                                                    5,494,844
                                              ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.9%
     138,871 Frontier Communications
                Parent, Inc. (a)                    3,598,148
      52,221 Iridium Communications, Inc. (a)       2,334,801
     299,634 Lumen Technologies, Inc.               3,263,014
                                              ---------------
                                                    9,195,963
                                              ---------------
             ELECTRIC UTILITIES -- 1.6%
      47,956 Hawaiian Electric Industries,
                Inc.                                2,028,539
      12,345 IDACORP, Inc.                          1,379,183
      85,643 NRG Energy, Inc.                       3,233,023
      84,777 OGE Energy Corp.                       3,482,639
      35,766 Pinnacle West Capital Corp.            2,627,728
      54,111 Portland General Electric Co.          2,778,059
                                              ---------------
                                                   15,529,171
                                              ---------------
             ELECTRICAL EQUIPMENT -- 1.1%
       4,245 Acuity Brands, Inc.                      774,288
      39,381 Atkore, Inc. (a)                       3,909,352
       7,322 Hubbell, Inc.                          1,603,665
      17,278 Regal Rexnord Corp.                    2,320,435
      55,976 Sunrun, Inc. (a)                       1,829,855
                                              ---------------
                                                   10,437,595
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.5%
      29,164 Arrow Electronics, Inc. (a)            3,737,950
      76,236 Avnet, Inc.                            3,649,417
      38,497 II-VI, Inc. (a)                        2,026,482
      27,783 IPG Photonics Corp. (a)                2,961,112
      51,068 Jabil, Inc.                            3,030,375
      10,294 Littelfuse, Inc.                       2,870,688
      20,935 National Instruments Corp.               795,530
      28,707 TD SYNNEX Corp.                        2,882,757
     113,754 Vontier Corp.                          2,934,853
                                              ---------------
                                                   24,889,164
                                              ---------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.4%
     131,749 ChampionX Corp.                        2,752,237
      38,664 NOV, Inc.                                719,537
                                              ---------------
                                                    3,471,774
                                              ---------------

                        See Notes to Financial Statements                Page 37


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 4.3%
      36,257 Agree Realty Corp.               $     2,885,695
      18,448 American Homes 4 Rent,
               Class A                                698,810
      32,350 Brixmor Property Group, Inc.             749,873
      15,304 CubeSmart                                701,994
      58,428 Douglas Emmett, Inc.                   1,381,238
       6,829 Federal Realty Investment Trust          721,211
      42,770 Gaming and Leisure Properties,
                Inc.                                2,223,612
      48,073 Healthcare Realty Trust, Inc.          1,261,916
     125,089 Host Hotels & Resorts, Inc.            2,227,835
      53,712 Iron Mountain, Inc.                    2,604,495
       7,432 Lamar Advertising Co., Class A           751,078
       5,855 Life Storage, Inc.                       737,086
      30,409 National Retail Properties, Inc.       1,447,773
      13,058 National Storage Affiliates
                Trust                                 716,101
      92,771 Omega Healthcare Investors, Inc.       2,875,901
      48,180 Park Hotels & Resorts, Inc.              751,126
      74,935 Physicians Realty Trust                1,331,595
      69,963 Rayonier, Inc.                         2,641,103
      11,023 Regency Centers Corp.                    710,212
      11,352 Rexford Industrial Realty, Inc.          742,534
      34,397 Ryman Hospitality Properties,
                Inc. (a)                            3,045,510
      70,835 SL Green Realty Corp. (b)              3,516,958
      69,222 Spirit Realty Capital, Inc.            3,069,303
      75,207 STORE Capital Corp.                    2,182,507
      68,604 Vornado Realty Trust                   2,084,876
                                              ---------------
                                                   42,060,342
                                              ---------------
             FOOD & STAPLES RETAILING -- 1.1%
      97,874 Albertsons Cos., Inc., Class A         2,627,917
      52,455 BJ's Wholesale Club Holdings,
                Inc. (a)                            3,551,204
      10,603 Casey's General Stores, Inc.           2,148,698
      14,219 Performance Food Group Co. (a)           706,826
      42,620 US Foods Holding Corp. (a)             1,342,530
                                              ---------------
                                                   10,377,175
                                              ---------------
             FOOD PRODUCTS -- 1.6%
      27,213 Campbell Soup Co.                      1,342,961
      43,733 Darling Ingredients, Inc. (a)          3,029,822
      49,681 Flowers Foods, Inc.                    1,411,437
      29,664 Ingredion, Inc.                        2,698,831
      41,870 Pilgrim's Pride Corp. (a)              1,313,462
      31,757 Post Holdings, Inc. (a)                2,760,954
         842 Seaboard Corp.                         3,419,059
                                              ---------------
                                                   15,976,526
                                              ---------------
             GAS UTILITIES -- 1.2%
      49,493 National Fuel Gas Co.                  3,580,324
      14,683 New Jersey Resources Corp.               678,208
      24,159 ONE Gas, Inc.                          2,052,065
      22,524 Southwest Gas Holdings, Inc.           1,958,687
      84,667 UGI Corp.                              3,654,228
                                              ---------------
                                                   11,923,512
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.7%
      54,895 DENTSPLY SIRONA, Inc.            $     1,985,003
      47,549 Enovis Corp. (a)                       2,839,626
      50,893 Envista Holdings Corp. (a)             2,068,801
      11,646 Globus Medical, Inc.,
                Class A (a)                           683,504
       3,977 ICU Medical, Inc. (a)                    704,605
       7,158 Inspire Medical Systems, Inc. (a)      1,495,951
      24,202 Integra LifeSciences Holdings
                Corp. (a)                           1,332,078
       5,748 Omnicell, Inc. (a)                       632,970
      20,183 QuidelOrtho Corp. (a)                  2,059,473
      13,680 Shockwave Medical, Inc. (a)            2,885,522
                                              ---------------
                                                   16,687,533
                                              ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.9%
      19,335 Acadia Healthcare Co., Inc. (a)        1,603,065
      59,899 agilon health, Inc. (a)                1,499,272
      12,439 Amedisys, Inc. (a)                     1,490,814
      29,797 AMN Healthcare Services,
                Inc. (a)                            3,350,375
       4,178 Chemed Corp.                           2,009,994
      16,352 DaVita, Inc. (a)                       1,376,184
      34,994 Encompass Health Corp.                 1,771,396
      17,797 Ensign Group (The), Inc.               1,418,243
      25,559 Henry Schein, Inc. (a)                 2,014,816
     117,632 Option Care Health, Inc. (a)           3,952,435
      36,648 Premier, Inc., Class A                 1,409,482
      62,385 R1 RCM, Inc. (a)                       1,559,625
      12,439 Tenet Healthcare Corp. (a)               822,467
      32,460 Universal Health Services, Inc.,
                Class B                             3,650,776
                                              ---------------
                                                   27,928,944
                                              ---------------
             HEALTH CARE TECHNOLOGY -- 0.1%
      60,932 Certara, Inc. (a)                      1,400,827
                                              ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 2.4%
      21,346 Aramark                                  712,957
      39,425 Boyd Gaming Corp.                      2,188,482
      11,713 Choice Hotels International,
                Inc.                                1,415,750
      13,654 Churchill Downs, Inc.                  2,864,609
      54,895 Hilton Grand Vacations, Inc. (a)       2,238,069
       8,846 Hyatt Hotels Corp., Class A (a)          732,006
       5,627 Marriott Vacations Worldwide
               Corp.                                  770,449
       7,828 Papa John's International, Inc.          750,627
      85,970 Penn National Gaming, Inc. (a)         2,970,263
      19,226 Planet Fitness, Inc.,
                Class A (a)                         1,515,201
      29,597 SeaWorld Entertainment, Inc. (a)       1,412,665
      17,864 Texas Roadhouse, Inc.                  1,558,098
      16,841 Travel + Leisure Co.                     726,016
       2,998 Vail Resorts, Inc.                       710,916
      69,258 Wendy's (The) Co.                      1,456,496
      19,896 Wyndham Hotels & Resorts, Inc.         1,380,981
                                              ---------------
                                                   23,403,585
                                              ---------------

Page 38                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOUSEHOLD DURABLES -- 3.2%
      12,077 Helen of Troy Ltd. (a)           $     1,615,782
      75,627 Leggett & Platt, Inc.                  2,997,854
      45,090 Meritage Homes Corp. (a)               3,981,447
      26,344 Mohawk Industries, Inc. (a)            3,384,677
     137,353 Newell Brands, Inc.                    2,775,904
      82,488 PulteGroup, Inc.                       3,598,127
      41,363 Skyline Champion Corp. (a)             2,618,278
      30,595 Tempur Sealy International, Inc.         840,751
      73,296 Toll Brothers, Inc.                    3,604,697
      11,734 TopBuild Corp. (a)                     2,484,322
      21,108 Whirlpool Corp.                        3,648,940
                                              ---------------
                                                   31,550,779
                                              ---------------
             HOUSEHOLD PRODUCTS -- 0.1%
      47,950 Reynolds Consumer Products,
                Inc.                                1,393,427
                                              ---------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.7%
      75,063 Clearway Energy, Inc., Class C         2,817,865
       8,344 Ormat Technologies, Inc.                 722,090
     114,451 Vistra Corp.                           2,958,558
                                              ---------------
                                                    6,498,513
                                              ---------------
             INSURANCE -- 4.2%
      71,513 American Equity Investment
                Life Holding Co.                    2,686,028
      18,840 American Financial Group, Inc.         2,518,531
       3,782 Assurant, Inc.                           664,800
      45,809 Axis Capital Holdings Ltd.             2,312,896
      79,693 Brighthouse Financial, Inc. (a)        3,460,270
       3,056 Enstar Group Ltd. (a)                    604,844
       3,402 Erie Indemnity Co., Class A              691,831
       9,330 Everest Re Group Ltd.                  2,438,396
      61,773 First American Financial Corp.         3,582,834
      20,123 Globe Life, Inc.                       2,026,990
      13,412 Hanover Insurance Group (The),
                Inc.                                1,830,336
      13,649 Kemper Corp.                             638,773
      14,235 Kinsale Capital Group, Inc.            3,462,094
      55,916 Lincoln National Corp.                 2,870,728
     146,199 Old Republic International Corp.       3,402,051
      10,925 Primerica, Inc.                        1,405,938
      11,149 Reinsurance Group of America,
                Inc.                                1,290,831
       4,181 RenaissanceRe Holdings Ltd.              540,645
       5,607 RLI Corp.                                616,658
      15,040 Selective Insurance Group, Inc.        1,171,014
      76,873 Unum Group                             2,474,542
                                              ---------------
                                                   40,691,030
                                              ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 0.4%
       8,606 IAC/InterActiveCorp. (a)                 589,511
      43,861 Ziff Davis, Inc. (a)                   3,591,777
                                              ---------------
                                                    4,181,288
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 0.1%
      18,831 Chewy, Inc., Class A (a) (b)     $       730,831
                                              ---------------
             IT SERVICES -- 2.2%
      14,460 Concentrix Corp.                       1,934,170
     107,852 DXC Technology Co. (a)                 3,408,123
      22,188 ExlService Holdings, Inc. (a)          3,735,794
      30,869 Genpact Ltd.                           1,484,181
      18,798 GoDaddy, Inc., Class A (a)             1,394,436
      10,895 Jack Henry & Associates, Inc.          2,263,654
     267,403 Kyndryl Holdings, Inc. (a)             2,799,709
      31,378 Maximus, Inc.                          2,097,619
     119,089 Western Union (The) Co.                2,026,895
                                              ---------------
                                                   21,144,581
                                              ---------------
             LEISURE PRODUCTS -- 1.3%
      40,000 Brunswick Corp.                        3,204,800
     128,196 Callaway Golf Co. (a)                  2,942,098
      15,969 Hasbro, Inc.                           1,257,080
     117,116 Mattel, Inc. (a)                       2,717,091
      19,756 Polaris, Inc.                          2,316,984
                                              ---------------
                                                   12,438,053
                                              ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.9%
      31,252 Bruker Corp.                           2,142,325
      23,013 Maravai LifeSciences Holdings,
                Inc., Class A (a)                     600,409
      13,104 Medpace Holdings, Inc. (a)             2,221,521
       4,026 Repligen Corp. (a)                       858,987
      66,748 Sotera Health Co. (a)                  1,281,562
      27,363 Syneos Health, Inc. (a)                2,165,508
                                              ---------------
                                                    9,270,312
                                              ---------------
             MACHINERY -- 3.4%
      33,121 AGCO Corp.                             3,607,539
      51,012 Allison Transmission Holdings,
                Inc.                                2,135,872
      22,400 Crane Holdings Co.                     2,216,032
      27,162 Donaldson Co., Inc.                    1,477,884
      20,111 Evoqua Water Technologies
                Corp. (a)                             766,430
      22,836 Flowserve Corp.                          772,770
      35,697 Franklin Electric Co., Inc.            3,242,002
      11,005 Graco, Inc.                              739,096
      29,170 ITT, Inc.                              2,188,625
       5,921 John Bean Technologies Corp.             664,988
       5,300 Lincoln Electric Holdings, Inc.          749,632
       5,215 Middleby (The) Corp. (a)                 754,558
       6,459 Nordson Corp.                          1,491,964
      31,838 Oshkosh Corp.                          2,741,252
       3,535 RBC Bearings, Inc. (a)                   834,260
      13,273 Snap-on, Inc.                          2,973,816
      49,297 Timken (The) Co.                       3,223,038
      17,253 Toro (The) Co.                         1,483,586
      10,645 Watts Water Technologies, Inc.,
                Class A                             1,470,394
                                              ---------------
                                                   33,533,738
                                              ---------------

                        See Notes to Financial Statements                Page 39


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MARINE -- 0.5%
      10,746 Kirby Corp. (a)                  $       681,726
      44,854 Matson, Inc.                           4,111,766
                                              ---------------
                                                    4,793,492
                                              ---------------
             MEDIA -- 1.2%
       1,014 Cable One, Inc.                        1,395,953
     182,321 DISH Network Corp.,
                Class A (a)                         3,166,916
      46,868 New York Times (The) Co.,
                Class A                             1,497,432
     167,856 News Corp., Class A                    2,877,052
      16,056 Nexstar Media Group, Inc.,
                Class A                             3,024,469
                                              ---------------
                                                   11,961,822
                                              ---------------
             METALS & MINING -- 2.3%
      57,376 Alcoa Corp.                            2,919,865
     127,613 Cleveland-Cliffs, Inc. (a)             2,260,026
      98,761 Commercial Metals Co.                  3,912,911
      20,380 MP Materials Corp. (a)                   684,156
      19,245 Reliance Steel & Aluminum Co.          3,661,361
       6,123 Royal Gold, Inc.                         641,507
      49,418 Steel Dynamics, Inc.                   3,848,674
     182,524 United States Steel Corp.              4,316,693
                                              ---------------
                                                   22,245,193
                                              ---------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 1.4%
      59,060 AGNC Investment Corp.                    744,747
     553,131 Annaly Capital Management,
                Inc.                                3,805,541
      94,514 Blackstone Mortgage Trust, Inc.,
                Class A                             2,927,099
     350,751 New Residential Investment
                Corp.                               3,826,693
      93,892 Starwood Property Trust, Inc.          2,217,729
                                              ---------------
                                                   13,521,809
                                              ---------------
             MULTILINE RETAIL -- 0.9%
      14,821 Dillard's, Inc., Class A (b)           3,369,555
      91,594 Kohl's Corp.                           2,669,049
     178,439 Macy's, Inc.                           3,149,448
                                              ---------------
                                                    9,188,052
                                              ---------------
             MULTI-UTILITIES -- 0.4%
      26,954 Black Hills Corp.                      2,080,849
      66,511 NiSource, Inc.                         2,021,934
                                              ---------------
                                                    4,102,783
                                              ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 6.1%
     144,487 Antero Midstream Corp.                 1,453,539
     106,656 Antero Resources Corp. (a)             4,227,844
      93,667 APA Corp.                              3,481,602
      16,123 Chesapeake Energy Corp.                1,518,303
      62,517 Civitas Resources, Inc.                3,686,002
      53,350 DT Midstream, Inc.                     2,935,851
      11,426 Enviva, Inc.                             795,592
      95,029 EQT Corp.                              4,184,127

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
      57,909 HF Sinclair Corp.                $     2,769,208
     155,741 Magnolia Oil & Gas Corp.,
                Class A                             3,758,030
      70,166 Matador Resources Co.                  4,054,192
     108,281 Murphy Oil Corp.                       3,804,994
      73,976 Ovintiv, Inc.                          3,779,434
      53,059 PDC Energy, Inc.                       3,485,446
     132,081 Range Resources Corp. (a)              4,367,919
      95,613 SM Energy Co.                          3,946,905
      54,785 Targa Resources Corp.                  3,786,191
       1,757 Texas Pacific Land Corp.               3,222,075
                                              ---------------
                                                   59,257,254
                                              ---------------
             PAPER & FOREST PRODUCTS -- 0.3%
      49,899 Louisiana-Pacific Corp.                3,175,073
                                              ---------------
             PERSONAL PRODUCTS -- 0.2%
     244,869 Coty, Inc., Class A (a)                1,792,441
                                              ---------------
             PHARMACEUTICALS -- 0.6%
      33,306 Elanco Animal Health, Inc. (a)           674,780
      57,270 Intra-Cellular Therapies,
                Inc. (a)                            3,099,452
      58,116 Organon & Co.                          1,843,440
      16,115 Perrigo Co. PLC                          674,735
                                              ---------------
                                                    6,292,407
                                              ---------------
             PROFESSIONAL SERVICES -- 1.9%
     193,719 Alight, Inc., Class A (a)              1,460,641
      28,978 ASGN, Inc. (a)                         3,006,757
       7,236 Booz Allen Hamilton Holding
                Corp.                                 694,511
       6,960 CACI International, Inc.,
                Class A (a)                         2,103,939
      43,500 Dun & Bradstreet Holdings,
                Inc. (a)                              685,560
      14,295 Exponent, Inc.                         1,436,505
       3,615 FTI Consulting, Inc. (a)                 591,269
      12,984 Leidos Holdings, Inc.                  1,389,288
      34,226 ManpowerGroup, Inc.                    2,683,661
      17,460 Robert Half International, Inc.        1,381,784
      14,045 Science Applications
                International Corp.                 1,360,539
      16,846 TriNet Group, Inc. (a)                 1,389,795
                                              ---------------
                                                   18,184,249
                                              ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.7%
      55,548 eXp World Holdings, Inc. (b)             825,443
      28,823 Howard Hughes (The) Corp. (a)          2,043,262
      18,695 Jones Lang LaSalle, Inc. (a)           3,564,576
                                              ---------------
                                                    6,433,281
                                              ---------------
             ROAD & RAIL -- 2.5%
       2,734 AMERCO                                 1,468,377
      17,781 Avis Budget Group, Inc. (a)            3,236,676
     165,101 Hertz Global Holdings,
                Inc. (a) (b)                        3,536,463
      70,620 Knight-Swift Transportation
                Holdings, Inc.                      3,880,569
      22,480 Landstar System, Inc.                  3,519,918

Page 40                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ROAD & RAIL (CONTINUED)
      46,004 Ryder System, Inc.               $     3,603,033
       6,955 Saia, Inc. (a)                         1,654,247
      54,302 XPO Logistics, Inc. (a)                3,244,002
                                              ---------------
                                                   24,143,285
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.9%
     192,862 Amkor Technology, Inc.                 3,890,027
      36,052 Cirrus Logic, Inc. (a)                 3,081,004
      20,251 Diodes, Inc. (a)                       1,647,824
      28,789 First Solar, Inc. (a)                  2,855,005
      13,480 Lattice Semiconductor Corp. (a)          829,020
      19,240 MaxLinear, Inc. (a)                      777,488
      18,750 Onto Innovation, Inc. (a)              1,560,937
      17,432 Power Integrations, Inc.               1,481,894
      11,893 Semtech Corp. (a)                        741,291
       4,663 Silicon Laboratories, Inc. (a)           687,699
       4,011 SiTime Corp. (a)                         745,966
                                              ---------------
                                                   18,298,155
                                              ---------------
             SOFTWARE -- 2.3%
      75,759 ACI Worldwide, Inc. (a)                2,161,404
       9,817 Blackline, Inc. (a)                      620,631
     104,026 Box, Inc., Class A (a)                 2,958,500
      18,273 Dolby Laboratories, Inc.,
                Class A                             1,414,330
      28,840 DoubleVerify Holdings, Inc. (a)          661,301
      62,296 Dropbox, Inc., Class A (a)             1,416,611
       3,261 Fair Isaac Corp. (a)                   1,506,680
       5,705 Manhattan Associates, Inc. (a)           802,522
      42,032 NCR Corp. (a)                          1,363,939
       7,497 Paylocity Holding Corp. (a)            1,543,857
      18,444 PTC, Inc. (a)                          2,275,621
      15,549 Qualys, Inc. (a)                       1,901,954
      17,350 SPS Commerce, Inc. (a)                 2,077,836
      28,796 Tenable Holdings, Inc. (a)             1,112,965
      17,666 Teradata Corp. (a)                       676,431
                                              ---------------
                                                   22,494,582
                                              ---------------
             SPECIALTY RETAIL -- 3.8%
     292,397 American Eagle Outfitters, Inc.        3,520,460
      29,250 AutoNation, Inc. (a)                   3,473,145
      17,349 Dick's Sporting Goods, Inc. (b)        1,623,693
      10,384 Floor & Decor Holdings, Inc.,
                Class A (a)                           836,639
     129,465 Foot Locker, Inc.                      3,672,922
      21,385 GameStop Corp., Class A (a) (b)          727,304
     238,034 Gap (The), Inc.                        2,289,887
      43,070 Leslie's, Inc. (a)                       652,941
      11,895 Lithia Motors, Inc.                    3,155,505
      14,038 Murphy USA, Inc.                       3,991,846
      31,226 Penske Automotive Group, Inc.          3,575,065
     177,422 Petco Health & Wellness Co.,
                Inc. (a) (b)                        2,469,714
      24,459 Signet Jewelers Ltd. (b)               1,491,021
      93,501 Victoria's Secret & Co. (a)            3,455,797
      11,786 Williams-Sonoma, Inc.                  1,702,134
                                              ---------------
                                                   36,638,073
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 0.2%
      76,289 Pure Storage, Inc., Class A (a)  $     2,162,793
                                              ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 2.3%
      37,106 Carter's, Inc.                         3,023,397
      36,536 Columbia Sportswear Co.                2,704,029
      13,434 Crocs, Inc. (a)                          962,412
       5,121 Deckers Outdoor Corp. (a)              1,603,948
     190,612 Hanesbrands, Inc.                      2,131,042
      57,451 PVH Corp.                              3,557,366
      29,171 Ralph Lauren Corp.                     2,877,136
      91,878 Skechers U.S.A., Inc.,
                Class A (a)                         3,487,689
      64,266 Tapestry, Inc.                         2,161,266
                                              ---------------
                                                   22,508,285
                                              ---------------
             THRIFTS & MORTGAGE FINANCE
                -- 1.5%
      84,036 Essent Group Ltd.                      3,509,343
     259,445 MGIC Investment Corp.                  3,668,552
     286,440 New York Community Bancorp,
                Inc.                                3,041,993
     166,362 Radian Group, Inc.                     3,721,518
       6,787 Walker & Dunlop, Inc.                    764,488
                                              ---------------
                                                   14,705,894
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 2.2%
      78,229 Air Lease Corp.                        2,903,078
      38,190 Beacon Roofing Supply, Inc. (a)        2,292,164
       7,253 Herc Holdings, Inc.                      899,517
      34,818 MSC Industrial Direct Co., Inc.,
                Class A                             2,878,056
       5,501 SiteOne Landscape Supply,
                Inc. (a)                              766,455
      62,090 Triton International Ltd.              3,978,727
     131,444 Univar Solutions, Inc. (a)             3,554,246
       5,475 Watsco, Inc.                           1,499,876
      24,418 WESCO International, Inc. (a)          3,121,597
                                              ---------------
                                                   21,893,716
                                              ---------------
             WATER UTILITIES -- 0.2%
      42,778 Essential Utilities, Inc.              2,221,889
                                              ---------------
             TOTAL COMMON STOCKS
                -- 99.8%                          973,908,005
             (Cost $912,640,578)              ---------------

             MONEY MARKET FUNDS -- 1.1%
   8,786,340 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (c) (d)                       8,786,340
   1,743,032 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (c)                   1,743,032
                                              ---------------
             TOTAL MONEY MARKET FUNDS
               -- 1.1%                             10,529,372
             (Cost $10,529,372)               ---------------

                        See Notes to Financial Statements                Page 41


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.8%
$  7,740,031 BNP Paribas S.A., 2.16% (c),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $7,741,424. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 01/31/28.
                The value of the collateral
                including accrued interest
                is $7,904,086. (d)            $     7,740,031
             (Cost $7,740,031)                ---------------

             TOTAL INVESTMENTS -- 101.7%          992,177,408
             (Cost $930,909,981)
             NET OTHER ASSETS AND
               LIABILITIES -- (1.7)%              (16,682,543)
                                              ---------------
             NET ASSETS -- 100.0%             $   975,494,865
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $16,448,664 and the total value of the collateral held by the Fund is $16,526,371.

(c)   Rate shown reflects yield as of July 31, 2022.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    16,448,664
Non-cash Collateral(2)                            (16,448,664)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     7,740,031
Non-cash Collateral(4)                             (7,740,031)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $     973,908,005   $     973,908,005   $              --   $              --
Money Market Funds..............................         10,529,372          10,529,372                  --                  --
Repurchase Agreements...........................          7,740,031                  --           7,740,031                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $     992,177,408   $     984,437,377   $       7,740,031   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

Page 42                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 0.8%
      34,133 AAR Corp. (a)                    $     1,519,942
      34,297 Kratos Defense & Security
                Solutions, Inc. (a)                   493,534
      73,219 Maxar Technologies, Inc.               2,012,058
       7,399 Mercury Systems, Inc. (a)                436,615
      17,987 Moog, Inc., Class A                    1,540,407
      11,778 Parsons Corp. (a)                        509,163
                                              ---------------
                                                    6,511,719
                                              ---------------
             AIR FREIGHT & LOGISTICS -- 1.3%
      83,116 Air Transport Services Group,
                Inc. (a)                            2,604,856
      38,697 Atlas Air Worldwide Holdings,
                Inc. (a)                            2,929,750
      25,969 Forward Air Corp.                      2,724,927
      33,661 Hub Group, Inc., Class A (a)           2,571,700
                                              ---------------
                                                   10,831,233
                                              ---------------
             AIRLINES -- 0.8%
      16,893 Allegiant Travel Co. (a)               1,947,932
     112,373 SkyWest, Inc. (a)                      2,713,808
     104,164 Sun Country Airlines Holdings,
                Inc. (a) (b)                        2,100,988
                                              ---------------
                                                    6,762,728
                                              ---------------
             AUTO COMPONENTS -- 1.6%
     169,716 Dana, Inc.                             2,844,440
      21,766 Dorman Products, Inc. (a)              2,200,325
      15,255 Gentherm, Inc. (a)                       984,863
      21,343 LCI Industries                         2,883,226
      46,063 Patrick Industries, Inc.               2,796,945
       4,598 Visteon Corp. (a)                        586,613
      20,728 XPEL, Inc. (a) (c)                     1,270,419
                                              ---------------
                                                   13,566,831
                                              ---------------
             AUTOMOBILES -- 0.4%
      49,174 Winnebago Industries, Inc.             2,968,634
                                              ---------------
             BANKS -- 10.8%
      47,543 Ameris Bancorp                         2,248,308
     104,617 Associated Banc-Corp.                  2,102,802
      56,320 Atlantic Union Bankshares Corp.        1,948,109
       4,975 BancFirst Corp.                          534,265
      24,389 Bancorp (The), Inc. (a)                  599,969
      12,798 Bank of Hawaii Corp.                   1,025,248
      53,707 BankUnited, Inc.                       2,086,517
      25,406 Banner Corp.                           1,574,918
      77,125 Berkshire Hills Bancorp, Inc.          2,172,611
      36,479 Cathay General Bancorp                 1,521,174
      66,679 Columbia Banking System, Inc.          2,011,705
      28,086 Customers Bancorp, Inc. (a)            1,072,604
      38,374 CVB Financial Corp.                    1,023,435
      64,428 Dime Community Bancshares,
                Inc.                                2,195,706
      40,292 Eagle Bancorp, Inc.                    1,975,517
      34,411 Enterprise Financial Services
                Corp.                               1,618,349
      36,412 FB Financial Corp.                     1,560,254
      40,919 First Bancorp                          1,550,012

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             BANKS (CONTINUED)
     110,623 First BanCorp                    $     1,669,301
      62,499 First Busey Corp.                      1,540,600
     106,417 First Commonwealth Financial
                Corp.                               1,577,100
      98,472 First Financial Bancorp                2,199,865
      93,278 First Foundation, Inc.                 1,942,048
      62,884 First Hawaiian, Inc.                   1,602,913
      24,984 First Interstate BancSystem,
                Inc., Class A                       1,018,848
      40,092 First Merchants Corp.                  1,665,021
     132,200 Fulton Financial Corp.                 2,206,418
      45,986 Heartland Financial USA, Inc.          2,064,771
      71,654 Hilltop Holdings, Inc.                 2,067,218
     138,030 Hope Bancorp, Inc.                     2,075,971
      21,030 Independent Bank Group, Inc.           1,487,242
      47,663 International Bancshares Corp.         2,090,499
      14,334 Lakeland Financial Corp.               1,115,185
      24,877 National Bank Holdings Corp.,
                Class A                             1,035,381
      37,991 NBT Bancorp, Inc.                      1,540,155
     111,573 Northwest Bancshares, Inc.             1,604,420
      94,011 OFG Bancorp                            2,582,482
      64,375 Old National Bancorp                   1,120,769
      65,333 Pacific Premier Bancorp, Inc.          2,197,802
       7,852 Park National Corp.                    1,017,305
      49,401 Pathward Financial, Inc.               1,665,802
      66,309 Renasant Corp.                         2,214,721
      48,896 Sandy Spring Bancorp, Inc.             2,019,405
      28,816 Seacoast Banking Corp. of
                Florida                             1,031,036
      89,857 Simmons First National Corp.,
                Class A                             2,134,104
      31,934 Stock Yards Bancorp, Inc.              2,208,236
      36,291 Texas Capital Bancshares,
                Inc. (a)                            2,127,378
      70,362 TowneBank                              2,101,713
      48,923 Trustmark Corp.                        1,588,530
      31,536 United Community Banks, Inc.           1,073,170
      16,269 Veritex Holdings, Inc.                   503,363
      63,635 Washington Federal, Inc.               2,171,863
      60,245 WesBanco, Inc.                         2,055,559
       8,551 Westamerica BanCorp                      513,146
                                              ---------------
                                                   89,650,843
                                              ---------------
             BEVERAGES -- 0.8%
      29,273 Celsius Holdings, Inc. (a)             2,604,126
      90,709 Duckhorn Portfolio (The),
                Inc. (a)                            1,663,603
      23,856 MGP Ingredients, Inc.                  2,509,174
                                              ---------------
                                                    6,776,903
                                              ---------------
             BIOTECHNOLOGY -- 3.1%
     177,868 Amicus Therapeutics, Inc. (a)          1,771,565
      37,571 Arcus Biosciences, Inc. (a)              999,013
      44,992 BioCryst Pharmaceuticals,
                Inc. (a)                              495,812
      52,429 Bridgebio Pharma, Inc. (a)               454,035
      38,422 ChemoCentryx, Inc. (a)                   907,528
      36,350 Cytokinetics, Inc. (a)                 1,538,696

                        See Notes to Financial Statements                Page 43


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BIOTECHNOLOGY (CONTINUED)
     189,667 Dynavax Technologies Corp. (a)   $     2,727,411
      76,927 Emergent BioSolutions, Inc. (a)        2,664,751
     101,500 EQRx, Inc. (a) (b)                       553,175
      59,791 Global Blood Therapeutics,
                Inc. (a)                            1,956,362
     123,861 Ironwood Pharmaceuticals,
                Inc. (a)                            1,418,208
      10,673 Ligand Pharmaceuticals, Inc. (a)         982,236
     146,024 Lyell Immunopharma,
                Inc. (a) (b)                          813,354
      26,198 Myriad Genetics, Inc. (a)                691,103
      33,726 Prometheus Biosciences, Inc. (a)       1,439,088
      17,536 Prothena Corp. PLC (a)                   544,668
      59,609 PTC Therapeutics, Inc. (a)             2,595,972
      58,483 Recursion Pharmaceuticals, Inc.,
                Class A (a)                           494,766
      58,939 Travere Therapeutics, Inc. (a)         1,387,424
      52,179 Xencor, Inc. (a)                       1,497,016
                                              ---------------
                                                   25,932,183
                                              ---------------
             BUILDING PRODUCTS -- 1.7%
      26,080 AAON, Inc.                             1,569,234
      18,540 CSW Industrials, Inc.                  2,214,974
      49,297 Gibraltar Industries, Inc. (a)         2,306,607
     211,555 Janus International Group,
                Inc. (a)                            2,151,514
     130,934 JELD-WEN Holding, Inc. (a)             2,328,006
     122,963 Resideo Technologies, Inc. (a)         2,767,897
      17,476 Zurn Elkay Water Solutions
                Corp.                                 505,930
                                              ---------------
                                                   13,844,162
                                              ---------------
             CAPITAL MARKETS -- 2.1%
      26,765 Artisan Partners Asset
                Management, Inc., Class A           1,064,176
      50,723 AssetMark Financial Holdings,
                Inc. (a)                              963,230
     423,773 BGC Partners, Inc., Class A            1,546,771
      79,294 Brightsphere Investment Group,
                Inc.                                1,499,450
      44,924 Federated Hermes, Inc.                 1,532,358
      13,977 Focus Financial Partners, Inc.,
                Class A (a)                           565,090
      73,462 Golub Capital BDC, Inc. (b)            1,031,406
       7,087 Hamilton Lane, Inc., Class A             535,565
      24,197 Moelis & Co., Class A                  1,127,096
      12,599 Piper Sandler Cos.                     1,589,994
      33,978 PJT Partners, Inc., Class A            2,428,747
      18,289 StepStone Group, Inc., Class A           487,219
      39,504 Victory Capital Holdings, Inc.,
                Class A                             1,093,076
      40,667 Virtu Financial, Inc., Class A           948,761
       5,569 Virtus Investment Partners, Inc.       1,148,996
                                              ---------------
                                                   17,561,935
                                              ---------------
             CHEMICALS -- 1.8%
       7,463 Cabot Corp.                              554,202
      72,127 Diversey Holdings Ltd. (a)               540,231

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             CHEMICALS (CONTINUED)
     144,985 Ecovyst, Inc.                    $     1,483,197
      15,079 Ingevity Corp. (a)                     1,011,801
       9,938 Innospec, Inc.                         1,013,676
      20,980 Livent Corp. (a)                         522,192
      38,928 Minerals Technologies, Inc.            2,600,780
       3,164 NewMarket Corp.                          983,371
       6,372 Quaker Chemical Corp.                  1,033,602
      17,729 Sensient Technologies Corp.            1,524,340
      14,091 Stepan Co.                             1,581,151
      62,088 Trinseo PLC                            2,220,888
                                              ---------------
                                                   15,069,431
                                              ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.5%
      32,890 ABM Industries, Inc.                   1,474,788
      30,232 Brady Corp., Class A                   1,446,601
     159,195 BrightView Holdings, Inc. (a)          2,091,822
      31,465 Brink's (The) Co.                      1,791,617
      12,239 Cimpress PLC (a)                         491,885
      27,445 HNI Corp.                                969,357
      96,692 KAR Auction Services, Inc. (a)         1,653,433
      36,242 MillerKnoll, Inc.                      1,091,247
       8,296 UniFirst Corp.                         1,625,104
                                              ---------------
                                                   12,635,854
                                              ---------------
             COMMUNICATIONS EQUIPMENT
                -- 0.5%
      13,945 Calix, Inc. (a)                          795,423
      77,783 CommScope Holding Co.,
                Inc. (a)                              702,381
      53,368 Extreme Networks, Inc. (a)               698,053
      28,123 NetScout Systems, Inc. (a)             1,000,616
      15,543 Viasat, Inc. (a)                         511,831
                                              ---------------
                                                    3,708,304
                                              ---------------
             CONSTRUCTION & ENGINEERING
                -- 1.8%
      10,450 Ameresco, Inc., Class A (a)              597,949
      41,144 Arcosa, Inc.                           2,121,385
      28,717 Comfort Systems USA, Inc.              3,034,238
       5,117 Dycom Industries, Inc. (a)               527,870
      65,559 Granite Construction, Inc.             1,960,214
      21,675 MYR Group, Inc. (a)                    2,064,110
      16,365 NV5 Global, Inc. (a)                   2,219,094
     109,739 Primoris Services Corp.                2,563,503
                                              ---------------
                                                   15,088,363
                                              ---------------
             CONSUMER FINANCE -- 2.7%
      64,433 Bread Financial Holdings, Inc.         2,552,191
      41,334 Encore Capital Group, Inc. (a)         2,993,821
      49,552 Enova International, Inc. (a)          1,710,039
      20,545 FirstCash Holdings, Inc.               1,505,127
      56,875 Green Dot Corp., Class A (a)           1,598,187
      81,441 LendingClub Corp. (a)                  1,127,958
      43,596 LendingTree, Inc. (a)                  1,987,106
     170,687 Navient Corp.                          2,811,215
      28,011 Nelnet, Inc., Class A                  2,663,566
      26,183 PRA Group, Inc. (a)                    1,043,131
     144,723 PROG Holdings, Inc. (a)                2,665,798
                                              ---------------
                                                   22,658,139
                                              ---------------

Page 44                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CONTAINERS & PACKAGING -- 0.9%
      30,625 Greif, Inc., Class A             $     2,162,737
     136,453 O-I Glass, Inc. (a)                    2,007,224
     191,799 Pactiv Evergreen, Inc.                 1,960,186
      51,576 TriMas Corp.                           1,526,650
                                              ---------------
                                                    7,656,797
                                              ---------------
             DIVERSIFIED CONSUMER SERVICES
                -- 1.0%
      13,232 Adtalem Global Education,
                Inc. (a)                              530,603
      39,537 Frontdoor, Inc. (a)                    1,058,406
       4,217 Graham Holdings Co., Class B           2,506,964
      10,107 Grand Canyon Education,
                Inc. (a)                              970,979
      27,066 Strategic Education, Inc.              1,944,151
      35,010 Stride, Inc. (a)                       1,564,247
                                              ---------------
                                                    8,575,350
                                              ---------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.6%
      24,612 Cannae Holdings, Inc. (a)                519,559
      66,672 Compass Diversified Holdings           1,608,796
      89,269 Jackson Financial, Inc., Class A       2,455,790
                                              ---------------
                                                    4,584,145
                                              ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.5%
      25,294 Bandwidth, Inc., Class A (a)             420,639
      15,669 Cogent Communications
                Holdings, Inc.                        999,839
     387,021 Globalstar, Inc. (a)                     541,829
     245,229 Liberty Latin America Ltd.,
                Class C (a)                         1,799,981
                                              ---------------
                                                    3,762,288
                                              ---------------
             ELECTRIC UTILITIES -- 0.8%
      32,499 ALLETE, Inc.                           2,017,213
      24,546 MGE Energy, Inc.                       1,997,553
      35,573 Otter Tail Corp.                       2,499,715
                                              ---------------
                                                    6,514,481
                                              ---------------
             ELECTRICAL EQUIPMENT -- 1.2%
     129,710 Array Technologies, Inc. (a)           2,185,614
      28,852 Bloom Energy Corp., Class A (a)          583,676
      22,979 Encore Wire Corp.                      3,181,902
      24,220 EnerSys                                1,596,340
     270,202 GrafTech International Ltd.            2,080,555
      28,887 Shoals Technologies Group, Inc.,
                Class A (a)                           682,600
                                              ---------------
                                                   10,310,687
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.7%
      13,044 Advanced Energy Industries,
                Inc.                                1,167,307
      11,770 Badger Meter, Inc.                     1,132,156
      44,826 Belden, Inc.                           2,901,139
      16,554 Insight Enterprises, Inc. (a)          1,546,309
     137,791 Knowles Corp. (a)                      2,721,372

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS (CONTINUED)
      51,575 Methode Electronics, Inc.        $     2,126,953
      16,716 OSI Systems, Inc. (a)                  1,615,936
      12,128 Plexus Corp. (a)                       1,139,426
      58,629 Sanmina Corp. (a)                      2,699,865
     191,032 TTM Technologies, Inc. (a)             2,584,663
     134,001 Vishay Intertechnology, Inc.           2,768,461
                                              ---------------
                                                   22,403,587
                                              ---------------
             ENERGY EQUIPMENT & SERVICES
                -- 1.8%
      47,438 Cactus, Inc., Class A                  1,972,947
      41,322 Expro Group Holdings N.V. (a)            503,302
      11,057 Helmerich & Payne, Inc.                  511,939
      37,309 Liberty Energy, Inc. (a)                 529,788
      94,197 Noble Corp. (a)                        2,825,910
     151,517 Patterson-UTI Energy, Inc.             2,507,606
     571,819 Transocean Ltd. (a)                    1,932,748
      56,533 Valaris Ltd. (a)                       2,836,826
      67,460 Weatherford International
                PLC (a)                             1,560,350
                                              ---------------
                                                   15,181,416
                                              ---------------
             ENTERTAINMENT -- 0.6%
       9,047 Madison Square Garden
                Entertainment Corp. (a)               526,807
      12,650 Madison Square Garden Sports
                Corp. (a)                           1,945,317
      38,213 World Wrestling Entertainment,
                Inc., Class A                       2,648,543
                                              ---------------
                                                    5,120,667
                                              ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 6.5%
      91,431 Acadia Realty Trust                    1,566,213
      53,039 Alexander & Baldwin, Inc.              1,056,006
      32,055 American Assets Trust, Inc.              969,023
      97,348 Apple Hospitality REIT, Inc.           1,623,765
     148,144 Brandywine Realty Trust                1,385,146
      93,142 Broadstone Net Lease, Inc.             2,111,529
      51,632 CareTrust REIT, Inc.                   1,066,201
       5,837 Centerspace                              501,340
      54,530 Corporate Office Properties
                Trust                               1,535,019
     115,964 DiamondRock Hospitality
                Co. (a)                             1,076,146
      50,004 Easterly Government Properties,
                Inc.                                1,013,581
     271,742 Empire State Realty Trust, Inc.,
                Class A                             2,317,959
      30,432 EPR Properties                         1,637,546
      17,293 Equity Commonwealth (a)                  485,069
      22,152 Essential Properties Realty
                Trust, Inc.                           534,306
      35,804 Four Corners Property Trust,
                Inc.                                1,046,551
     100,854 Global Net Lease, Inc.                 1,521,887
     128,728 Hudson Pacific Properties, Inc.        1,936,069
      22,964 Independence Realty Trust, Inc.          509,801

                        See Notes to Financial Statements                Page 45


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS (CONTINUED)
     169,597 Industrial Logistics Properties
                Trust                         $     1,701,058
      55,373 InvenTrust Properties Corp. (b)        1,587,544
     174,172 iStar, Inc.                            2,910,414
      40,276 JBG SMITH Properties                   1,024,621
      24,798 LTC Properties, Inc.                   1,039,036
     219,326 Macerich (The) Co.                     2,327,049
      15,709 National Health Investors, Inc.        1,018,572
       7,766 NexPoint Residential Trust, Inc.         516,750
      56,168 Outfront Media, Inc.                   1,036,861
     264,223 Paramount Group, Inc.                  2,074,151
      57,458 Pebblebrook Hotel Trust                1,123,878
     145,604 Piedmont Office Realty Trust,
                Inc., Class A                       2,003,511
      21,545 PotlatchDeltic Corp.                   1,056,351
      30,167 Retail Opportunity Investments
                Corp.                                 526,716
      43,159 RLJ Lodging Trust                        539,056
      68,150 Sabra Health Care REIT, Inc.           1,048,828
      91,022 Service Properties Trust                 595,284
      70,680 SITE Centers Corp.                     1,032,635
     192,572 Sunstone Hotel Investors,
                Inc. (a)                            2,181,841
      33,476 Tanger Factory Outlet Centers,
                Inc.                                  544,655
      50,534 Uniti Group, Inc.                        503,824
      62,597 Urban Edge Properties                  1,028,469
      35,956 Veris Residential, Inc. (a)              501,586
      67,015 Washington Real Estate
                Investment Trust                    1,485,723
      32,763 Xenia Hotels & Resorts, Inc. (a)         537,968
                                              ---------------
                                                   53,839,538
                                              ---------------
             FOOD & STAPLES RETAILING -- 1.0%
      11,167 Grocery Outlet Holding Corp. (a)         477,054
      13,291 PriceSmart, Inc.                         882,257
      75,447 Sprouts Farmers Market, Inc. (a)       2,085,355
      60,608 United Natural Foods, Inc. (a)         2,576,446
      25,627 Weis Markets, Inc.                     1,971,485
                                              ---------------
                                                    7,992,597
                                              ---------------
             FOOD PRODUCTS -- 1.0%
      40,038 B&G Foods, Inc. (b)                      989,339
       9,635 Cal-Maine Foods, Inc.                    492,445
      60,156 Hain Celestial Group (The),
                Inc. (a)                            1,368,549
     112,586 Hostess Brands, Inc. (a)               2,546,695
       3,410 J & J Snack Foods Corp.                  462,089
      50,578 Simply Good Foods (The)
                Co. (a)                             1,649,854
      22,766 TreeHouse Foods, Inc. (a)                988,500
                                              ---------------
                                                    8,497,471
                                              ---------------
             GAS UTILITIES -- 0.6%
      14,747 Chesapeake Utilities Corp.             2,022,256
      26,895 Northwest Natural Holding Co.          1,443,455

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             GAS UTILITIES (CONTINUED)
      19,203 Spire, Inc.                      $     1,444,834
                                              ---------------
                                                    4,910,545
                                              ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.5%
      34,822 Avanos Medical, Inc. (a)                 987,900
      33,710 Axonics, Inc. (a)                      2,186,768
      15,368 CryoPort, Inc. (a)                       571,690
       7,304 Haemonetics Corp. (a)                    507,555
       7,000 Inari Medical, Inc. (a)                  543,060
      13,473 Integer Holdings Corp. (a)               941,628
      13,262 iRhythm Technologies, Inc. (a)         2,050,703
      36,160 Lantheus Holdings, Inc. (a)            2,774,195
      17,540 Merit Medical Systems, Inc. (a)        1,008,199
       2,334 Mesa Laboratories, Inc.                  497,726
       6,712 STAAR Surgical Co. (a)                   541,658
                                              ---------------
                                                   12,611,082
                                              ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.2%
     132,369 AdaptHealth Corp. (a)                  2,926,679
      69,631 Agiliti, Inc. (a)                      1,524,223
     125,569 Alignment Healthcare, Inc. (a)         1,843,353
      12,336 Apollo Medical Holdings,
                Inc. (a) (b)                          654,178
       9,699 CorVel Corp. (a)                       1,599,268
      43,792 Fulgent Genetics, Inc. (a)             2,616,572
     188,157 OPKO Health, Inc. (a)                    444,050
      45,408 Owens & Minor, Inc.                    1,607,897
      47,134 Patterson Cos., Inc.                   1,463,982
      45,316 Pediatrix Medical Group,
                Inc. (a)                            1,026,860
      27,547 RadNet, Inc. (a)                         566,642
      60,464 Select Medical Holdings Corp.          1,790,944
                                              ---------------
                                                   18,064,648
                                              ---------------
             HEALTH CARE TECHNOLOGY -- 0.9%
     161,018 Allscripts Healthcare Solutions,
                Inc. (a)                            2,547,305
      13,670 Doximity, Inc., Class A (a)              578,514
      62,207 Evolent Health, Inc.,
                Class A (a)                         2,114,416
     260,131 Multiplan Corp. (a)                    1,316,263
      19,035 Phreesia, Inc. (a)                       447,132
      18,025 Schrodinger, Inc. (a)                    564,183
                                              ---------------
                                                    7,567,813
                                              ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.7%
      96,578 Bally's Corp. (a) (b)                  2,121,819
      85,929 Bloomin' Brands, Inc.                  1,752,092
      43,221 Brinker International, Inc. (a)        1,199,383
      36,036 Cheesecake Factory (The), Inc.         1,053,332
      17,106 Cracker Barrel Old Country
                Store, Inc.                         1,626,267
      43,567 Dave & Buster's Entertainment,
                Inc. (a)                            1,627,663
      87,560 Everi Holdings, Inc. (a)               1,682,028
       8,493 Jack in the Box, Inc.                    587,206
      36,958 Life Time Group Holdings,
                Inc. (a)                              535,891

Page 46                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
      28,538 Red Rock Resorts, Inc., Class A  $     1,122,400
      21,937 Six Flags Entertainment
                Corp. (a)                             497,312
                                              ---------------
                                                   13,805,393
                                              ---------------
             HOUSEHOLD DURABLES -- 3.2%
       7,288 Cavco Industries, Inc. (a)             1,878,773
      53,100 Century Communities, Inc.              2,717,127
      17,172 Installed Building Products, Inc.      1,741,584
      12,954 iRobot Corp. (a)                         596,014
      83,904 KB Home                                2,738,627
     100,713 La-Z-Boy, Inc.                         2,806,871
      27,480 LGI Homes, Inc. (a)                    3,099,744
      73,907 M.D.C. Holdings, Inc.                  2,679,129
      60,210 M/I Homes, Inc. (a)                    2,770,262
     102,221 Taylor Morrison Home Corp. (a)         2,933,743
     141,548 Tri Pointe Homes, Inc. (a)             2,621,469
                                              ---------------
                                                   26,583,343
                                              ---------------
             HOUSEHOLD PRODUCTS -- 0.7%
      47,745 Central Garden & Pet Co.,
                Class A (a)                         1,947,996
      33,585 Energizer Holdings, Inc.                 991,765
      17,411 Spectrum Brands Holdings, Inc.         1,210,761
       7,093 WD-40 Co.                              1,258,085
                                              ---------------
                                                    5,408,607
                                              ---------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.1%
      25,828 Sunnova Energy International,
                Inc. (a)                              672,045
                                              ---------------
             INSURANCE -- 2.1%
      25,828 Argo Group International
                Holdings Ltd.                         846,900
      42,803 Assured Guaranty Ltd.                  2,499,267
     784,679 Bright Health Group, Inc. (a) (b)      1,318,261
      59,134 BRP Group, Inc., Class A (a)           1,630,325
     132,003 CNO Financial Group, Inc.              2,475,056
     676,464 Genworth Financial, Inc.,
                Class A (a)                         2,874,972
      37,209 Horace Mann Educators Corp.            1,274,408
      10,745 Mercury General Corp.                    450,538
     175,661 SiriusPoint Ltd. (a)                     769,395
      47,998 Stewart Information Services
                Corp.                               2,623,091
         382 White Mountains Insurance
                Group Ltd.                            473,462
                                              ---------------
                                                   17,235,675
                                              ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 0.3%
      44,303 Cargurus, Inc. (a)                     1,076,120
      34,284 Yelp, Inc. (a)                         1,051,147
      32,121 ZipRecruiter, Inc., Class A (a)          563,081
                                              ---------------
                                                    2,690,348
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 0.6%
      76,382 Overstock.com, Inc. (a)          $     2,215,078
     832,027 Qurate Retail, Inc., Series A          2,271,434
      14,029 Xometry, Inc., Class A (a) (b)           533,102
                                              ---------------
                                                    5,019,614
                                              ---------------
             IT SERVICES -- 1.8%
       7,975 CSG Systems International, Inc.          520,369
     125,934 Cyxtera Technologies, Inc. (a)         1,535,136
      25,815 EVERTEC, Inc.                          1,006,527
     113,577 Grid Dynamics Holdings,
                Inc. (a)                            2,143,198
      10,383 Perficient, Inc. (a)                   1,095,614
     199,180 Rackspace Technology, Inc. (a)         1,342,473
      37,046 Repay Holdings Corp. (a)                 496,416
      81,652 Sabre Corp. (a)                          502,160
      14,401 Shift4 Payments, Inc.,
                Class A (a)                           524,628
     139,327 SolarWinds Corp.                       1,492,192
      22,756 Squarespace, Inc., Class A (a)           484,020
      14,022 TTEC Holdings, Inc.                    1,025,990
     151,996 Verra Mobility Corp. (a)               2,506,414
                                              ---------------
                                                   14,675,137
                                              ---------------
             LEISURE PRODUCTS -- 0.7%
      22,840 Acushnet Holdings Corp.                1,112,993
      36,242 Malibu Boats, Inc., Class A (a)        2,263,313
      85,587 Vista Outdoor, Inc. (a)                2,576,169
                                              ---------------
                                                    5,952,475
                                              ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.1%
     116,819 NeoGenomics, Inc. (a)                  1,182,208
                                              ---------------
             MACHINERY -- 3.8%
      12,264 Alamo Group, Inc.                      1,587,084
      12,082 Albany International Corp.,
                Class A                             1,102,724
      27,009 Altra Industrial Motion Corp.          1,127,086
      23,347 Astec Industries, Inc.                 1,147,038
      61,347 Barnes Group, Inc.                     2,074,755
      11,622 EnPro Industries, Inc.                 1,086,425
      13,925 ESCO Technologies, Inc.                1,079,884
      26,746 Federal Signal Corp.                   1,110,494
      21,556 Helios Technologies, Inc.              1,483,484
      46,639 Hillenbrand, Inc.                      2,154,722
      10,478 Kadant, Inc.                           2,135,940
      82,235 Kennametal, Inc.                       2,208,010
      14,384 Lindsay Corp.                          2,214,561
      44,809 Mueller Industries, Inc.               3,016,990
      81,166 Mueller Water Products, Inc.,
               Class A                              1,056,781
      29,853 Proto Labs, Inc. (a)                   1,459,513
      25,606 Shyft Group (The), Inc.                  664,220
       9,009 SPX Corp. (a)                            532,702
      16,069 Tennant Co.                            1,077,105
      69,797 Terex Corp.                            2,338,897
      39,307 Trinity Industries, Inc.               1,020,017
                                              ---------------
                                                   31,678,432
                                              ---------------

                        See Notes to Financial Statements                Page 47


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA -- 1.7%
     628,399 Advantage Solutions, Inc. (a)    $     2,790,091
      21,337 Cardlytics, Inc. (a)                     294,451
     444,895 Clear Channel Outdoor
                Holdings, Inc. (a)                    689,587
     191,493 E.W. Scripps (The) Co.,
                Class A (a)                         2,730,690
     141,382 Gray Television, Inc.                  2,625,464
      60,334 iHeartMedia, Inc., Class A (a)           451,298
      29,900 John Wiley & Sons, Inc.,
                Class A                             1,561,378
      53,604 Magnite, Inc. (a)                        409,535
      46,671 Sinclair Broadcast Group, Inc.,
                Class A                             1,019,295
      78,425 WideOpenWest, Inc. (a)                 1,441,451
                                              ---------------
                                                   14,013,240
                                              ---------------
             METALS & MINING -- 1.0%
      34,113 Carpenter Technology Corp.             1,096,392
     129,183 Century Aluminum Co. (a)               1,019,254
     242,877 Hecla Mining Co.                       1,100,232
       6,018 Kaiser Aluminum Corp.                    455,984
      19,369 Materion Corp.                         1,587,096
      54,148 Worthington Industries, Inc.           2,772,919
                                              ---------------
                                                    8,031,877
                                              ---------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 2.3%
     228,728 Apollo Commercial Real Estate
                Finance, Inc.                       2,923,144
      36,312 Arbor Realty Trust, Inc.                 603,505
     216,591 Chimera Investment Corp.               2,267,708
     181,245 Ladder Capital Corp.                   2,153,191
     222,133 MFA Financial, Inc.                    2,878,844
     692,151 New York Mortgage Trust, Inc.          2,173,354
      68,842 PennyMac Mortgage Investment
                Trust                               1,057,413
     309,717 Redwood Trust, Inc.                    2,682,149
     383,601 Two Harbors Investment Corp.           2,063,773
                                              ---------------
                                                   18,803,081
                                              ---------------
             MULTILINE RETAIL -- 0.6%
      68,091 Franchise Group, Inc.                  2,242,236
      67,586 Nordstrom, Inc.                        1,588,947
      16,204 Ollie's Bargain Outlet Holdings,
                Inc. (a)                              955,226
                                              ---------------
                                                    4,786,409
                                              ---------------
             MULTI-UTILITIES -- 0.4%
      43,906 Avista Corp.                           1,855,468
      32,418 NorthWestern Corp.                     1,797,578
                                              ---------------
                                                    3,653,046
                                              ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 3.7%
      16,689 Arch Resources, Inc. (b)               2,155,218
      62,025 California Resources Corp.             2,782,442
      36,431 Callon Petroleum Co. (a)               1,677,283
     399,318 Centennial Resource
                Development, Inc., Class A (a)      2,659,458

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
      19,630 Chord Energy Corp.               $     2,517,351
     197,674 Comstock Resources, Inc. (a)           3,148,947
      28,420 CVR Energy, Inc.                         953,207
      23,807 Denbury, Inc. (a)                      1,711,961
      17,522 Green Plains, Inc. (a)                   631,142
     385,771 Kosmos Energy Ltd. (a)                 2,445,788
      94,534 Northern Oil and Gas, Inc.             2,725,415
      65,828 PBF Energy, Inc., Class A (a)          2,195,364
     111,952 Peabody Energy Corp. (a)               2,349,873
      93,370 World Fuel Services Corp.              2,588,216
                                              ---------------
                                                   30,541,665
                                              ---------------
             PERSONAL PRODUCTS -- 1.5%
      37,017 Beauty Health (The) Co. (a)              493,066
      55,341 Edgewell Personal Care Co.             2,201,465
      77,834 elf Beauty, Inc. (a)                   2,609,774
      19,546 Inter Parfums, Inc.                    1,631,505
      13,232 Medifast, Inc.                         2,225,490
      32,983 Nu Skin Enterprises, Inc.,
                Class A                             1,435,090
      19,735 USANA Health Sciences,
                Inc. (a)                            1,373,951
                                              ---------------
                                                   11,970,341
                                              ---------------
             PHARMACEUTICALS -- 1.1%
      40,038 Corcept Therapeutics, Inc. (a)         1,147,489
      48,962 Harmony Biosciences Holdings,
                Inc. (a)                            2,483,842
      24,496 Pacira BioSciences, Inc. (a)           1,385,494
      40,612 Prestige Consumer Healthcare,
                Inc. (a)                            2,449,310
      49,381 Supernus Pharmaceuticals,
                Inc. (a)                            1,567,847
                                              ---------------
                                                    9,033,982
                                              ---------------
             PROFESSIONAL SERVICES -- 1.1%
      59,758 CBIZ, Inc. (a)                         2,726,160
      37,571 First Advantage Corp. (a)                527,121
      10,023 ICF International, Inc.                  945,670
      31,143 Kforce, Inc.                           2,050,767
      32,926 Korn Ferry                             2,156,982
      23,021 Upwork, Inc. (a)                         427,270
                                              ---------------
                                                    8,833,970
                                              ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 1.1%
     242,922 Anywhere Real Estate, Inc. (a)         2,412,216
     131,865 Compass, Inc., Class A (a) (b)           503,724
      50,270 Kennedy-Wilson Holdings, Inc.          1,038,578
      51,648 Marcus & Millichap, Inc.               2,113,436
     147,689 Newmark Group, Inc., Class A           1,683,655
      57,770 Redfin Corp. (a)                         502,599
      24,066 St. Joe (The) Co.                      1,011,253
                                              ---------------
                                                    9,265,461
                                              ---------------
             ROAD & RAIL -- 1.3%
      33,934 ArcBest Corp.                          3,006,552
     113,577 Marten Transport Ltd.                  2,448,720

Page 48                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ROAD & RAIL (CONTINUED)
     106,700 Schneider National, Inc.,
                Class B                       $     2,702,711
      61,960 Werner Enterprises, Inc.               2,723,762
                                              ---------------
                                                   10,881,745
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.6%
      28,287 ACM Research, Inc., Class A (a)          477,485
      26,041 Axcelis Technologies, Inc. (a)         1,831,464
      86,051 Cohu, Inc. (a)                         2,459,338
      36,874 FormFactor, Inc. (a)                   1,311,239
      24,419 Impinj, Inc. (a)                       2,076,103
      44,303 Rambus, Inc. (a)                       1,119,980
     116,698 SMART Global Holdings,
                Inc. (a)                            2,289,615
      15,989 Ultra Clean Holdings, Inc. (a)           537,230
      49,078 Veeco Instruments, Inc. (a)            1,069,900
                                              ---------------
                                                   13,172,354
                                              ---------------
             SOFTWARE -- 1.2%
      15,389 Alarm.com Holdings, Inc. (a)           1,089,080
   1,066,034 Avaya Holdings Corp. (a)                 957,938
      56,603 Cerence, Inc. (a)                      1,594,507
      22,704 CommVault Systems, Inc. (a)            1,273,467
      23,488 InterDigital, Inc.                     1,441,928
      19,210 PagerDuty, Inc. (a)                      498,115
      52,714 Progress Software Corp.                2,475,450
       8,197 Sprout Social, Inc., Class A (a)         427,064
      32,991 Xperi Holding Corp.                      552,929
                                              ---------------
                                                   10,310,478
                                              ---------------
             SPECIALTY RETAIL -- 3.4%
      28,133 Abercrombie & Fitch Co.,
                Class A (a)                           501,049
      67,189 Academy Sports & Outdoors,
                Inc.                                2,891,143
      14,101 Asbury Automotive Group,
                Inc. (a)                            2,420,296
      13,821 Boot Barn Holdings, Inc. (a)             861,048
      68,990 Buckle (The), Inc.                     2,083,498
      44,098 Camping World Holdings, Inc.,
                Class A (b)                         1,192,410
      14,062 Group 1 Automotive, Inc.               2,487,849
     112,042 Guess?, Inc. (b)                       2,118,714
      33,305 Monro, Inc.                            1,670,246
      17,312 National Vision Holdings,
                Inc. (a)                              504,472
      15,743 ODP (The) Corp. (a)                      571,471
      98,218 Rent-A-Center, Inc.                    2,311,069
     160,262 Sally Beauty Holdings, Inc. (a)        2,048,148
      15,382 Sleep Number Corp. (a)                   693,113
      65,189 Sonic Automotive, Inc., Class A        2,728,160
     127,970 Urban Outfitters, Inc. (a)             2,620,825
                                              ---------------
                                                   27,703,511
                                              ---------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 0.9%
     246,177 3D Systems Corp. (a)                   2,816,265

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS (CONTINUED)
      18,343 Avid Technology, Inc. (a)        $       514,705
      72,511 Corsair Gaming, Inc. (a) (b)           1,022,405
      47,342 Super Micro Computer, Inc. (a)         2,556,941
      32,055 Xerox Holdings Corp.                     549,102
                                              ---------------
                                                    7,459,418
                                              ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.9%
      28,529 Kontoor Brands, Inc.                   1,041,309
      87,509 Levi Strauss & Co., Class A            1,655,670
      21,527 Oxford Industries, Inc.                2,053,676
      44,339 Steven Madden Ltd.                     1,405,546
      47,226 Wolverine World Wide, Inc.             1,061,168
                                              ---------------
                                                    7,217,369
                                              ---------------
             THRIFTS & MORTGAGE FINANCE
                -- 2.2%
      53,286 Axos Financial, Inc. (a)               2,225,223
     103,713 Capitol Federal Financial, Inc.          994,608
      87,590 Columbia Financial, Inc. (a)           1,781,580
      64,994 Mr. Cooper Group, Inc. (a)             2,927,980
     143,418 NMI Holdings, Inc., Class A (a)        2,716,337
      54,630 PennyMac Financial Services,
                Inc.                                2,993,178
      85,819 Provident Financial Services,
                Inc.                                2,090,551
      47,652 WSFS Financial Corp.                   2,273,953
                                              ---------------
                                                   18,003,410
                                              ---------------
             TOBACCO -- 0.2%
     181,938 Vector Group Ltd.                      2,026,789
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.9%
      14,849 Applied Industrial Technologies,
                Inc.                                1,493,661
      40,139 Boise Cascade Co.                      2,838,229
      85,006 Custom Truck One Source,
                Inc. (a)                              526,187
      20,285 GATX Corp.                             2,033,571
      53,660 GMS, Inc. (a)                          2,847,736
      49,292 H&E Equipment Services, Inc.           1,762,189
      18,791 McGrath RentCorp                       1,585,209
      49,541 Rush Enterprises, Inc., Class A        2,387,381
                                              ---------------
                                                   15,474,163
                                              ---------------
             WATER UTILITIES -- 0.5%
      11,679 American States Water Co.              1,018,058
      17,141 California Water Service Group         1,029,831
       5,428 Middlesex Water Co.                      516,257
      22,882 SJW Group                              1,502,432
                                              ---------------
                                                    4,066,578
                                              ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.8%
      88,210 Gogo, Inc. (a)                         1,531,325
     151,228 Telephone and Data Systems,
                Inc.                                2,390,915
      82,455 United States Cellular Corp. (a)       2,415,107
                                              ---------------
                                                    6,337,347
                                              ---------------

                        See Notes to Financial Statements                Page 49


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             TOTAL COMMON STOCKS
                -- 100.0%                     $   827,649,885
             (Cost $823,268,278)              ---------------

             MONEY MARKET FUNDS -- 0.8%
   6,477,258 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (d) (e)                       6,477,258
     600,910 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (d)                     600,910
                                              ---------------
             TOTAL MONEY MARKET FUNDS
               -- 0.8%                              7,078,168
             (Cost $7,078,168)                ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.7%
$  5,705,923 BNP Paribas S.A., 2.16% (d),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $5,706,950. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 01/31/28.
                The value of the collateral
                including accrued interest
                is $5,826,864. (e)                  5,705,923
             (Cost $5,705,923)                ---------------

             TOTAL INVESTMENTS -- 101.5%          840,433,976
             (Cost $836,052,369)
             NET OTHER ASSETS AND
               LIABILITIES -- (1.5)%              (12,441,155)
                                              ---------------
             NET ASSETS -- 100.0%             $   827,992,821
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $11,873,090 and the total value of the collateral held by the Fund is $12,183,181.

(c)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.

(d)   Rate shown reflects yield as of July 31, 2022.

(e)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    11,873,090
Non-cash Collateral(2)                            (11,873,090)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     5,705,923
Non-cash Collateral(4)                             (5,705,923)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 50                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $     827,649,885   $     827,649,885   $              --   $              --
Money Market Funds..............................          7,078,168           7,078,168                  --                  --
Repurchase Agreements...........................          5,705,923                  --           5,705,923                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $     840,433,976   $     834,728,053   $       5,705,923   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 51


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             AEROSPACE & DEFENSE -- 1.9%
      17,730 General Dynamics Corp.           $     4,018,859
       7,902 L3Harris Technologies, Inc.            1,896,243
       4,441 Lockheed Martin Corp.                  1,837,730
      11,972 Northrop Grumman Corp.                 5,733,391
      19,871 Raytheon Technologies Corp.            1,852,176
      93,815 Textron, Inc.                          6,158,017
                                              ---------------
                                                   21,496,416
                                              ---------------
             AIRLINES -- 0.2%
      52,873 Southwest Airlines Co. (a)             2,015,519
                                              ---------------
             AUTOMOBILES -- 2.1%
     881,127 Ford Motor Co.                        12,943,756
     308,783 General Motors Co. (a)                11,196,471
                                              ---------------
                                                   24,140,227
                                              ---------------
             BANKS -- 6.8%
     184,045 Bank of America Corp.                  6,222,561
     170,592 Citigroup, Inc.                        8,853,725
     219,825 Citizens Financial Group, Inc.         8,346,755
     170,516 Fifth Third Bancorp                    5,818,006
     476,253 Huntington Bancshares, Inc.            6,329,402
      50,878 JPMorgan Chase & Co.                   5,869,286
     455,343 KeyCorp                                8,332,777
      11,982 M&T Bank Corp.                         2,126,206
      36,315 PNC Financial Services Group
                (The), Inc.                         6,026,111
     120,795 Truist Financial Corp.                 6,096,524
     124,497 U.S. Bancorp                           5,876,258
     200,295 Wells Fargo & Co.                      8,786,942
                                              ---------------
                                                   78,684,553
                                              ---------------
             BEVERAGES -- 0.4%
     110,844 Keurig Dr Pepper, Inc.                 4,294,097
                                              ---------------
             BIOTECHNOLOGY -- 1.2%
       7,850 Amgen, Inc.                            1,942,640
      19,235 Biogen, Inc. (a)                       4,136,679
      63,465 Gilead Sciences, Inc.                  3,792,034
      51,636 Incyte Corp. (a)                       4,011,084
                                              ---------------
                                                   13,882,437
                                              ---------------
             BUILDING PRODUCTS -- 0.8%
     160,665 Carrier Global Corp.                   6,511,752
      14,706 Trane Technologies PLC                 2,161,635
                                              ---------------
                                                    8,673,387
                                              ---------------
             CAPITAL MARKETS -- 4.9%
     188,097 Bank of New York Mellon
                (The) Corp.                         8,174,696
     420,721 Franklin Resources, Inc.              11,548,791
      26,414 Goldman Sachs Group (The),
                Inc.                                8,806,164
      75,326 Morgan Stanley                         6,349,982
      21,360 Raymond James Financial, Inc.          2,103,319
     127,261 State Street Corp.                     9,040,621
      86,322 T. Rowe Price Group, Inc.             10,658,177
                                              ---------------
                                                   56,681,750
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             CHEMICALS -- 6.2%
      16,312 Air Products and Chemicals,
                Inc.                          $     4,049,128
      83,386 Celanese Corp.                         9,798,689
     105,824 Corteva, Inc.                          6,090,171
     190,020 Dow, Inc.                             10,110,964
     141,158 DuPont de Nemours, Inc.                8,643,104
      87,396 Eastman Chemical Co.                   8,383,898
      17,847 FMC Corp.                              1,982,802
      16,032 International Flavors &
                Fragrances, Inc.                    1,988,769
     112,130 LyondellBasell Industries N.V.,
               Class A                              9,993,026
     207,645 Mosaic (The) Co.                      10,934,586
                                              ---------------
                                                   71,975,137
                                              ---------------
             COMMUNICATIONS EQUIPMENT
                -- 0.5%
     134,364 Cisco Systems, Inc.                    6,096,095
                                              ---------------
             CONSTRUCTION MATERIALS -- 0.2%
      13,439 Vulcan Materials Co.                   2,221,870
                                              ---------------
             CONSUMER FINANCE -- 3.7%
     292,657 Ally Financial, Inc.                   9,678,167
      13,777 American Express Co.                   2,121,933
      94,125 Capital One Financial Corp.           10,337,749
      82,951 Discover Financial Services            8,378,051
     355,069 Synchrony Financial                   11,887,710
                                              ---------------
                                                   42,403,610
                                              ---------------
             CONTAINERS & PACKAGING -- 1.7%
      27,771 Ball Corp.                             2,038,947
     234,448 International Paper Co.               10,027,341
      57,059 Packaging Corp. of America             8,023,066
                                              ---------------
                                                   20,089,354
                                              ---------------
             DISTRIBUTORS -- 0.9%
      14,359 Genuine Parts Co.                      2,195,060
     159,820 LKQ Corp.                              8,764,529
                                              ---------------
                                                   10,959,589
                                              ---------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.9%
      35,921 Berkshire Hathaway, Inc.,
                Class B (a)                        10,797,853
                                              ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.4%
     467,889 AT&T, Inc.                             8,786,955
     154,592 Verizon Communications, Inc.           7,140,605
                                              ---------------
                                                   15,927,560
                                              ---------------
             ELECTRIC UTILITIES -- 5.6%
      66,930 Alliant Energy Corp.                   4,078,045
      59,718 American Electric Power Co.,
                Inc.                                5,885,806
      53,440 Duke Energy Corp.                      5,874,659
      90,596 Edison International                   6,139,691
      50,863 Entergy Corp.                          5,855,857
      87,805 Evergy, Inc.                           5,993,569
      46,440 Eversource Energy                      4,096,937
     126,419 Exelon Corp.                           5,877,219
     102,182 FirstEnergy Corp.                      4,199,680

Page 52                 See Notes to Financial Statements


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRIC UTILITIES (CONTINUED)
     786,130 PG&E Corp. (a)                   $     8,537,372
     144,592 PPL Corp.                              4,204,736
      55,438 Xcel Energy, Inc.                      4,056,953
                                              ---------------
                                                   64,800,524
                                              ---------------
             ELECTRICAL EQUIPMENT -- 1.0%
      17,379 AMETEK, Inc.                           2,146,307
      31,135 Eaton Corp. PLC                        4,620,123
      49,321 Emerson Electric Co.                   4,442,342
                                              ---------------
                                                   11,208,772
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.7%
     248,987 Corning, Inc.                          9,152,762
      50,635 TE Connectivity Ltd.                   6,771,419
       5,091 Teledyne Technologies, Inc. (a)        1,992,617
      32,798 Trimble, Inc. (a)                      2,277,165
                                              ---------------
                                                   20,193,963
                                              ---------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.7%
     125,089 Halliburton Co.                        3,665,108
     109,699 Schlumberger N.V.                      4,062,154
                                              ---------------
                                                    7,727,262
                                              ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 1.3%
      64,108 VICI Properties, Inc.                  2,191,853
     296,105 Weyerhaeuser Co.                      10,754,534
      23,048 WP Carey, Inc.                         2,058,186
                                              ---------------
                                                   15,004,573
                                              ---------------
             FOOD & STAPLES RETAILING -- 1.5%
     121,050 Kroger (The) Co.                       5,621,562
     258,759 Walgreens Boots Alliance, Inc.        10,252,032
      15,708 Walmart, Inc.                          2,074,241
                                              ---------------
                                                   17,947,835
                                              ---------------
             FOOD PRODUCTS -- 4.6%
     101,102 Archer-Daniels-Midland Co.             8,368,212
     108,138 Bunge Ltd.                             9,984,382
     167,329 Conagra Brands, Inc.                   5,724,325
      51,991 General Mills, Inc.                    3,888,407
      40,325 Hormel Foods Corp.                     1,989,635
      44,759 J.M. Smucker (The) Co.                 5,922,511
      54,987 Kellogg Co.                            4,064,639
      50,073 Kraft Heinz (The) Co.                  1,844,189
      30,759 Mondelez International, Inc.,
                Class A                             1,969,806
     113,955 Tyson Foods, Inc., Class A            10,029,180
                                              ---------------
                                                   53,785,286
                                              ---------------
             GAS UTILITIES -- 0.5%
      51,109 Atmos Energy Corp.                     6,204,122
                                              ---------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 0.7%
      43,710 Medtronic PLC                          4,044,049
      15,956 Teleflex, Inc.                         3,836,780
                                              ---------------
                                                    7,880,829
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.5%
      22,572 Centene Corp. (a)                $     2,098,519
      21,742 Cigna Corp.                            5,986,877
      61,832 CVS Health Corp.                       5,916,086
       8,128 Elevance Health, Inc.                  3,877,869
       4,080 Humana, Inc.                           1,966,560
      41,846 Laboratory Corp. of America
                Holdings                           10,971,602
      73,747 Quest Diagnostics, Inc.               10,071,628
                                              ---------------
                                                   40,889,141
                                              ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.1%
      34,678 Darden Restaurants, Inc.               4,317,064
     271,004 MGM Resorts International              8,869,961
                                              ---------------
                                                   13,187,025
                                              ---------------
             HOUSEHOLD DURABLES -- 3.2%
     148,163 D.R. Horton, Inc.                     11,561,159
      58,314 Garmin Ltd.                            5,692,612
     138,968 Lennar Corp., Class A                 11,812,280
       1,959 NVR, Inc. (a)                          8,606,083
                                              ---------------
                                                   37,672,134
                                              ---------------
             INDUSTRIAL CONGLOMERATES -- 0.5%
      44,272 3M Co.                                 6,341,521
                                              ---------------
             INSURANCE -- 9.8%
     141,796 Aflac, Inc.                            8,124,911
      61,908 Allstate (The) Corp.                   7,241,379
     191,804 American International Group,
                Inc.                                9,929,693
     172,468 Arch Capital Group Ltd. (a)            7,657,579
      39,910 Chubb Ltd.                             7,528,622
      82,426 Cincinnati Financial Corp.             8,023,347
     265,339 Fidelity National Financial,
                Inc.                               10,602,947
     119,907 Hartford Financial Services
                Group (The), Inc.                   7,730,404
     132,392 Loews Corp.                            7,711,834
       6,067 Markel Corp. (a)                       7,869,748
     124,949 MetLife, Inc.                          7,903,024
      58,733 Principal Financial Group, Inc.        3,931,587
      81,998 Prudential Financial, Inc.             8,198,980
      46,387 Travelers (The) Cos., Inc.             7,361,617
      57,468 W.R. Berkley Corp.                     3,593,474
                                              ---------------
                                                  113,409,146
                                              ---------------
             IT SERVICES -- 2.0%
      84,891 Cognizant Technology Solutions
                Corp., Class A                      5,769,192
      42,793 Fidelity National Information
                Services, Inc.                      4,371,733
      44,091 Fiserv, Inc. (a)                       4,659,537
       9,090 FleetCor Technologies, Inc. (a)        2,000,618
      51,783 Global Payments, Inc.                  6,334,097
                                              ---------------
                                                   23,135,177
                                              ---------------
             MACHINERY -- 3.1%
      21,945 Caterpillar, Inc.                      4,350,596
      29,605 Cummins, Inc.                          6,551,882
      35,119 Fortive Corp.                          2,263,419

                        See Notes to Financial Statements                Page 53


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
      95,283 PACCAR, Inc.                     $     8,720,300
       7,762 Parker-Hannifin Corp.                  2,243,917
      74,820 Stanley Black & Decker, Inc.           7,282,231
      47,793 Westinghouse Air Brake
               Technologies Corp.                   4,467,212
                                              ---------------
                                                   35,879,557
                                              ---------------
             MEDIA -- 3.2%
     249,922 Comcast Corp., Class A                 9,377,073
     243,954 Fox Corp., Class A                     8,077,317
     208,112 Interpublic Group of (The) Cos.,
               Inc.                                 6,216,305
      61,670 Omnicom Group, Inc.                    4,307,033
     397,364 Paramount Global, Class B              9,397,659
                                              ---------------
                                                   37,375,387
                                              ---------------
             METALS & MINING -- 0.3%
      65,741 Newmont Corp.                          2,976,752
                                              ---------------
             MULTILINE RETAIL -- 0.7%
      12,254 Dollar Tree, Inc. (a)                  2,026,321
      40,568 Target Corp.                           6,628,000
                                              ---------------
                                                    8,654,321
                                              ---------------
             MULTI-UTILITIES -- 2.6%
      43,413 Ameren Corp.                           4,042,618
     265,233 CenterPoint Energy, Inc.               8,405,234
      84,879 CMS Energy Corp.                       5,833,734
      60,245 Consolidated Edison, Inc.              5,980,521
      23,929 Dominion Energy, Inc.                  1,961,699
      15,067 DTE Energy Co.                         1,963,230
      18,976 WEC Energy Group, Inc.                 1,969,899
                                              ---------------
                                                   30,156,935
                                              ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 5.1%
      67,737 Chevron Corp.                         11,093,966
     380,262 Coterra Energy, Inc.                  11,632,215
     114,513 Exxon Mobil Corp.                     11,099,745
     234,056 Kinder Morgan, Inc.                    4,210,667
      95,433 Marathon Petroleum Corp.               8,747,389
      69,879 Phillips 66                            6,219,231
      53,908 Valero Energy Corp.                    5,971,389
                                              ---------------
                                                   58,974,602
                                              ---------------
             PHARMACEUTICALS -- 1.1%
      10,758 Johnson & Johnson                      1,877,486
      43,027 Merck & Co., Inc.                      3,844,032
     749,338 Viatris, Inc.                          7,261,086
                                              ---------------
                                                   12,982,604
                                              ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.8%
     106,583 CBRE Group, Inc., Class A (a)          9,125,636
                                              ---------------
             ROAD & RAIL -- 0.4%
      17,259 Norfolk Southern Corp.                 4,334,943
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.9%
      13,073 Analog Devices, Inc.                   2,248,033

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
     262,147 Intel Corp.                      $    9,518,558
     177,404 Micron Technology, Inc.               10,974,211
     103,975 Qorvo, Inc. (a)                       10,820,678
     105,861 Skyworks Solutions, Inc.              11,526,146
                                              ---------------
                                                   45,087,626
                                              ---------------
             SOFTWARE -- 0.2%
      86,966 NortonLifeLock, Inc.                   2,133,276
                                              ---------------
             SPECIALTY RETAIL -- 2.1%
     120,349 Best Buy Co., Inc.                     9,265,670
      43,358 CarMax, Inc. (a)                       4,315,855
      55,856 Ross Stores, Inc.                      4,538,859
      34,194 TJX (The) Cos., Inc.                   2,091,305
      10,176 Ulta Beauty, Inc. (a)                  3,957,548
                                              ---------------
                                                   24,169,237
                                              ---------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 3.0%
      84,890 Dell Technologies, Inc., Class C       3,825,143
     739,588 Hewlett Packard Enterprise Co.        10,531,733
     239,340 HP, Inc.                               7,991,563
      29,273 NetApp, Inc.                           2,088,043
     218,758 Western Digital Corp. (a)             10,741,018
                                              ---------------
                                                   35,177,500
                                              ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.5%
     129,713 VF Corp.                               5,795,577
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.1%
      40,373 United Rentals, Inc. (a)              13,027,156
                                              ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.2%
      14,195 T-Mobile US, Inc. (a)                  2,030,737
                                              ---------------
             TOTAL COMMON STOCKS
                -- 99.8%                        1,157,608,610
             (Cost $1,137,529,985)            ---------------

             MONEY MARKET FUNDS -- 0.2%
   1,880,865 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (b)                   1,880,865
             (Cost $1,880,865)                ---------------

             TOTAL INVESTMENTS -- 100.0%        1,159,489,475
             (Cost $1,139,410,850)
             NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                    549,601
                                              ---------------
             NET ASSETS -- 100.0%             $ 1,160,039,076
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2022.

Page 54                 See Notes to Financial Statements


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $   1,157,608,610   $   1,157,608,610   $              --   $              --
Money Market Funds..............................          1,880,865           1,880,865                  --                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $   1,159,489,475   $   1,159,489,475   $              --   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 55


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 1.2%
      46,587 HEICO Corp.                      $     7,347,236
       5,691 TransDigm Group, Inc. (a)              3,541,737
                                              ---------------
                                                   10,888,973
                                              ---------------
             AIR FREIGHT & LOGISTICS -- 2.4%
      78,347 Expeditors International of
               Washington, Inc.                     8,324,369
      33,681 FedEx Corp.                            7,850,704
      33,465 United Parcel Service, Inc.,
                Class B                             6,521,994
                                              ---------------
                                                   22,697,067
                                              ---------------
             AUTOMOBILES -- 0.4%
       4,535 Tesla, Inc. (a)                        4,042,726
                                              ---------------
             BANKS -- 1.3%
      21,181 First Republic Bank                    3,446,361
     325,789 Regions Financial Corp.                6,900,211
       3,764 SVB Financial Group (a)                1,518,962
                                              ---------------
                                                   11,865,534
                                              ---------------
             BEVERAGES -- 2.6%
     121,375 Coca-Cola (The) Co.                    7,788,634
      82,370 Monster Beverage Corp. (a)             8,205,700
      45,815 PepsiCo, Inc.                          8,015,792
                                              ---------------
                                                   24,010,126
                                              ---------------
             BIOTECHNOLOGY -- 4.4%
      49,854 AbbVie, Inc.                           7,154,548
      30,585 Alnylam Pharmaceuticals,
                Inc. (a)                            4,344,293
      55,928 Horizon Therapeutics PLC (a)           4,640,346
      31,227 Moderna, Inc. (a)                      5,124,038
      12,917 Regeneron Pharmaceuticals,
                Inc. (a)                            7,513,690
      25,211 Seagen, Inc. (a)                       4,537,476
      27,098 Vertex Pharmaceuticals, Inc. (a)       7,598,550
                                              ---------------
                                                   40,912,941
                                              ---------------
             BUILDING PRODUCTS -- 0.2%
      31,055 Johnson Controls International
                PLC                                 1,674,175
                                              ---------------
             CAPITAL MARKETS -- 3.9%
      33,479 Blackstone, Inc.                       3,417,202
      96,472 Carlyle Group (The), Inc.              3,753,725
      48,342 Charles Schwab (The) Corp.             3,338,015
      14,920 CME Group, Inc.                        2,976,242
      31,623 Coinbase Global, Inc.,
                Class A (a) (b)                     1,990,984
      11,600 FactSet Research Systems, Inc.         4,984,288
      15,812 Intercontinental Exchange, Inc.        1,612,666
      96,368 KKR & Co., Inc.                        5,344,569
       3,608 MSCI, Inc.                             1,736,675
      20,023 Nasdaq, Inc.                           3,622,161
      31,657 Northern Trust Corp.                   3,158,735
                                              ---------------
                                                   35,935,262
                                              ---------------
             CHEMICALS -- 1.3%
      89,067 CF Industries Holdings, Inc.           8,505,008

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             CHEMICALS (CONTINUED)
      13,641 Sherwin-Williams (The) Co.       $     3,300,303
                                              ---------------
                                                   11,805,311
                                              ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 3.8%
      16,354 Cintas Corp.                           6,958,464
      41,053 Copart, Inc. (a)                       5,258,889
      58,345 Republic Services, Inc.                8,090,118
     174,930 Rollins, Inc.                          6,747,050
      49,913 Waste Management, Inc.                 8,213,683
                                              ---------------
                                                   35,268,204
                                              ---------------
             COMMUNICATIONS EQUIPMENT
                -- 0.9%
      32,582 Arista Networks, Inc. (a)              3,800,039
      21,282 Motorola Solutions, Inc.               5,077,672
                                              ---------------
                                                    8,877,711
                                              ---------------
             CONSTRUCTION MATERIALS -- 0.4%
      10,207 Martin Marietta Materials, Inc.        3,593,681
                                              ---------------
             CONTAINERS & PACKAGING -- 0.8%
      37,737 Avery Dennison Corp.                   7,187,389
                                              ---------------
             DISTRIBUTORS -- 0.5%
      12,701 Pool Corp.                             4,543,148
                                              ---------------
             ELECTRIC UTILITIES -- 0.7%
      78,860 NextEra Energy, Inc.                   6,662,881
                                              ---------------
             ELECTRICAL EQUIPMENT -- 0.2%
       7,061 Generac Holdings, Inc. (a)             1,894,466
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.4%
      94,883 Amphenol Corp., Class A                7,318,326
      22,156 Keysight Technologies, Inc. (a)        3,602,565
       5,059 Zebra Technologies Corp.,
                Class A (a)                         1,809,554
                                              ---------------
                                                   12,730,445
                                              ---------------
             ENTERTAINMENT -- 0.9%
     120,303 Liberty Media Corp.-Liberty
                Formula One, Class C (a)            8,152,934
                                              ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 6.1%
      23,900 American Tower Corp.                   6,472,837
       7,655 AvalonBay Communities, Inc.            1,637,711
      11,057 Camden Property Trust                  1,560,143
      18,140 Crown Castle International Corp.       3,277,172
      23,524 Digital Realty Trust, Inc.             3,115,754
      81,180 Duke Realty Corp.                      5,078,621
       4,649 Equinix, Inc.                          3,271,687
      63,301 Equity LifeStyle Properties,
                Inc.                                4,653,889
      20,589 Equity Residential                     1,613,972
      17,953 Extra Space Storage, Inc.              3,402,453
      85,843 Invitation Homes, Inc.                 3,350,452
      75,212 Kimco Realty Corp.                     1,662,937
      17,486 Mid-America Apartment
                Communities, Inc.                   3,247,675
       9,768 Public Storage                         3,188,373
      13,938 SBA Communications Corp.               4,680,241

Page 56                 See Notes to Financial Statements


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS (CONTINUED)
      38,331 Sun Communities, Inc.            $     6,284,751
                                              ---------------
                                                   56,498,668
                                              ---------------
             FOOD & STAPLES RETAILING -- 0.9%
      15,932 Costco Wholesale Corp.                 8,623,992
                                              ---------------
             FOOD PRODUCTS -- 0.9%
      35,488 Hershey (The) Co.                      8,089,844
                                              ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 2.9%
      56,222 Abbott Laboratories                    6,119,203
       4,749 Cooper (The) Cos., Inc.                1,552,923
      32,120 Edwards Lifesciences Corp. (a)         3,229,345
      88,146 Hologic, Inc. (a)                      6,291,861
       6,822 Insulet Corp. (a)                      1,690,492
       7,093 ResMed, Inc.                           1,706,008
      29,632 STERIS PLC                             6,686,461
                                              ---------------
                                                   27,276,293
                                              ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 1.3%
      18,173 HCA Healthcare, Inc.                   3,860,308
      14,867 UnitedHealth Group, Inc.               8,062,969
                                              ---------------
                                                   11,923,277
                                              ---------------
             HEALTH CARE TECHNOLOGY -- 0.4%
      15,423 Veeva Systems, Inc., Class A (a)       3,448,274
                                              ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.5%
      38,824 Caesars Entertainment, Inc. (a)        1,773,868
       3,412 Chipotle Mexican Grill, Inc. (a)       5,337,119
      11,446 Domino's Pizza, Inc.                   4,488,091
      30,928 McDonald's Corp.                       8,145,507
      42,594 Royal Caribbean Cruises Ltd. (a)       1,648,814
      58,396 Starbucks Corp.                        4,950,813
      53,815 Yum! Brands, Inc.                      6,594,490
                                              ---------------
                                                   32,938,702
                                              ---------------
             HOUSEHOLD PRODUCTS -- 1.2%
      65,924 Church & Dwight Co., Inc.              5,799,334
      42,483 Procter & Gamble (The) Co.             5,901,314
                                              ---------------
                                                   11,700,648
                                              ---------------
             INSURANCE -- 2.8%
      22,651 Aon PLC, Class A                       6,592,347
      37,467 Arthur J. Gallagher & Co.              6,706,218
      76,463 Brown & Brown, Inc.                    4,977,741
      49,183 Marsh & McLennan Cos., Inc.            8,064,045
                                              ---------------
                                                   26,340,351
                                              ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 0.7%
      40,940 Alphabet, Inc., Class A (a)            4,762,141
       9,221 Meta Platforms, Inc.,
                Class A (a)                         1,467,061
                                              ---------------
                                                    6,229,202
                                              ---------------
             IT SERVICES -- 5.4%
      22,001 Accenture PLC, Class A                 6,738,026
      16,281 Akamai Technologies, Inc. (a)          1,566,558

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             IT SERVICES (CONTINUED)
      29,083 Automatic Data Processing, Inc.  $     7,012,493
      42,852 Broadridge Financial Solutions,
                Inc.                                6,879,889
      15,133 EPAM Systems, Inc. (a)                 5,285,200
      25,259 Gartner, Inc. (a)                      6,705,759
      14,140 Mastercard, Inc., Class A              5,002,591
      39,175 Paychex, Inc.                          5,025,369
      25,607 SS&C Technologies Holdings,
                Inc.                                1,515,166
      22,656 Visa, Inc., Class A                    4,805,564
                                              ---------------
                                                   50,536,615
                                              ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 4.6%
      25,716 Agilent Technologies, Inc.             3,448,515
     143,435 Avantor, Inc. (a)                      4,162,484
       6,949 Charles River Laboratories
                International, Inc. (a)             1,741,002
      17,595 Danaher Corp.                          5,128,415
      28,151 IQVIA Holdings, Inc. (a)               6,763,841
       2,659 Mettler-Toledo International,
                Inc.(a)                             3,588,932
      21,475 PerkinElmer, Inc.                      3,289,326
      11,243 Thermo Fisher Scientific, Inc.         6,727,924
      18,456 Waters Corp. (a)                       6,718,538
       4,917 West Pharmaceutical Services,
                Inc.                                1,689,284
                                              ---------------
                                                   43,258,261
                                              ---------------
             MACHINERY -- 3.3%
      14,895 Deere & Co.                            5,111,666
      25,175 Dover Corp.                            3,365,394
      33,632 IDEX Corp.                             7,020,680
      24,477 Illinois Tool Works, Inc.              5,085,342
      72,583 Ingersoll Rand, Inc.                   3,614,633
      86,438 Otis Worldwide Corp.                   6,756,858
                                              ---------------
                                                   30,954,573
                                              ---------------
             MEDIA -- 1.5%
       9,520 Charter Communications, Inc.,
                Class A (a)                         4,113,592
      26,411 Liberty Broadband Corp.,
               Class C (a)                          2,876,950
     996,500 Sirius XM Holdings, Inc. (b)           6,656,620
                                              ---------------
                                                   13,647,162
                                              ---------------
             METALS & MINING -- 1.6%
     152,456 Freeport-McMoRan, Inc.                 4,809,987
      73,132 Nucor Corp.                            9,931,325
                                              ---------------
                                                   14,741,312
                                              ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 9.8%
      57,398 Cheniere Energy, Inc.                  8,585,593
      85,020 ConocoPhillips                         8,283,499
     138,553 Devon Energy Corp.                     8,708,056
      63,027 Diamondback Energy, Inc.               8,068,716
      69,139 EOG Resources, Inc.                    7,689,640
      72,076 Hess Corp.                             8,106,388
     339,666 Marathon Oil Corp.                     8,423,717

                        See Notes to Financial Statements                Page 57


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
     129,682 Occidental Petroleum Corp.       $     8,526,591
     137,579 ONEOK, Inc.                            8,218,969
      34,229 Pioneer Natural Resources Co.          8,110,562
     244,656 Williams (The) Cos., Inc.              8,340,323
                                              ---------------
                                                   91,062,054
                                              ---------------
             PERSONAL PRODUCTS -- 0.2%
       5,839 Estee Lauder (The) Cos., Inc.,
                Class A                             1,594,631
                                              ---------------
             PHARMACEUTICALS -- 3.6%
      99,165 Bristol-Myers Squibb Co.               7,316,394
      71,169 Catalent, Inc. (a)                     8,049,214
      23,550 Eli Lilly & Co.                        7,764,199
     145,635 Pfizer, Inc.                           7,356,024
      17,769 Zoetis, Inc.                           3,243,731
                                              ---------------
                                                   33,729,562
                                              ---------------
             PROFESSIONAL SERVICES -- 0.7%
      24,614 CoStar Group, Inc. (a)                 1,786,730
      18,589 TransUnion                             1,472,807
      17,645 Verisk Analytics, Inc.                 3,356,961
                                              ---------------
                                                    6,616,498
                                              ---------------
             ROAD & RAIL -- 2.6%
     153,504 CSX Corp.                              4,962,784
      38,792 J.B. Hunt Transport Services,
                Inc.                                7,109,410
      23,835 Old Dominion Freight Line, Inc.        7,234,161
      20,915 Union Pacific Corp.                    4,753,980
                                              ---------------
                                                   24,060,335
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 5.7%
      16,344 Applied Materials, Inc.                1,732,137
       6,287 Broadcom, Inc.                         3,366,563
      39,109 Enphase Energy, Inc. (a)              11,113,996
      16,140 Entegris, Inc.                         1,773,786
       9,572 KLA Corp.                              3,671,245
      25,602 Microchip Technology, Inc.             1,762,954
      11,616 Monolithic Power Systems, Inc.         5,398,187
      20,633 NXP Semiconductors N.V.                3,793,996
     121,419 ON Semiconductor Corp. (a)             8,108,361
      47,820 QUALCOMM, Inc.                         6,936,769
      29,033 Texas Instruments, Inc.                5,193,713
                                              ---------------
                                                   52,851,707
                                              ---------------
             SOFTWARE -- 5.0%
      29,733 Cadence Design Systems,
                Inc. (a)                            5,532,717
       8,821 Crowdstrike Holdings, Inc.,
                Class A (a)                         1,619,535
      37,702 Dynatrace, Inc. (a)                    1,418,726
     107,963 Fortinet, Inc. (a)                     6,439,993
       3,858 Intuit, Inc.                           1,759,904
       5,790 Microsoft Corp.                        1,625,485
      63,845 Oracle Corp.                           4,969,695
      12,367 Palo Alto Networks, Inc. (a)           6,172,370

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             SOFTWARE (CONTINUED)
       5,308 Paycom Software, Inc. (a)        $     1,754,241
       6,423 ServiceNow, Inc. (a)                   2,868,897
      16,809 Splunk, Inc. (a)                       1,746,623
      20,113 Synopsys, Inc. (a)                     7,391,527
       4,473 Tyler Technologies, Inc. (a)           1,784,727
      13,772 Zoom Video Communications,
                Inc., Class A (a)                   1,430,360
                                              ---------------
                                                   46,514,800
                                              ---------------
             SPECIALTY RETAIL -- 4.2%
      25,772 Advance Auto Parts, Inc.               4,989,974
       3,552 AutoZone, Inc. (a)                     7,592,009
      65,852 Carvana Co. (a) (b)                    1,919,586
      16,264 Home Depot (The), Inc.                 4,894,488
      25,539 Lowe's Cos., Inc.                      4,891,485
      12,086 O'Reilly Automotive, Inc. (a)          8,503,589
      31,512 Tractor Supply Co.                     6,033,918
                                              ---------------
                                                   38,825,049
                                              ---------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 0.7%
      32,628 Apple, Inc.                            5,302,376
      20,814 Seagate Technology Holdings
               PLC                                  1,664,704
                                              ---------------
                                                    6,967,080
                                              ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.2%
      14,549 NIKE, Inc., Class B                    1,671,971
                                              ---------------
             TOBACCO -- 1.0%
      73,121 Altria Group, Inc.                     3,207,087
      61,865 Philip Morris International, Inc.      6,010,185
                                              ---------------
                                                    9,217,272
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.5%
      89,360 Fastenal Co.                           4,589,530
      16,802 W.W. Grainger, Inc.                    9,132,391
                                              ---------------
                                                   13,721,921
                                              ---------------
             WATER UTILITIES -- 0.3%
      20,530 American Water Works Co., Inc.         3,191,183
                                              ---------------
             TOTAL COMMON STOCKS
                -- 99.9%                          928,974,211
             (Cost $870,464,887)              ---------------

             MONEY MARKET FUNDS -- 0.6%
   5,011,510 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (c) (d)                       5,011,510
     449,364 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (c)                     449,364
                                              ---------------
             TOTAL MONEY MARKET FUNDS
               -- 0.6%                              5,460,874
             (Cost $5,460,874)                ---------------

Page 58                 See Notes to Financial Statements


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.5%
$  4,414,721 BNP Paribas S.A., 2.16% (c),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $4,415,516. Collateralized by
                U.S. Treasury Note, interest
                rate of  0.75%, due 01/31/28.
                The value of the collateral
                including accrued interest
                is $4,508,294. (d)            $     4,414,721
             (Cost $4,414,721)                ---------------

             TOTAL INVESTMENTS -- 101.0%          938,849,806
             (Cost $880,340,482)
             NET OTHER ASSETS AND
               LIABILITIES -- (1.0)%               (9,145,506)
                                              ---------------
             NET ASSETS -- 100.0%             $   929,704,300
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $9,429,482 and the total value of the collateral held by the Fund is $9,426,231.

(c)   Rate shown reflects yield as of July 31, 2022.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     9,429,482
Non-cash Collateral(2)                             (9,426,231)
                                              ---------------
Net Amount                                    $         3,251
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On July 29, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from July 28 to July 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     4,414,721
Non-cash Collateral(4)                            (4,414,721)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 59


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $     928,974,211   $     928,974,211   $              --   $              --
Money Market Funds..............................          5,460,874           5,460,874                  --                  --
Repurchase Agreements...........................          4,414,721                  --           4,414,721                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $     938,849,806   $     934,435,085   $       4,414,721   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

Page 60                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 1.2%
       2,004 AAR Corp. (a)                    $        89,238
       1,319 BWX Technologies, Inc.                    74,761
         550 Curtiss-Wright Corp.                      78,892
       1,332 General Dynamics Corp.                   301,924
         334 Huntington Ingalls Industries,
                Inc.                                   72,425
         593 L3Harris Technologies, Inc.              142,302
         334 Lockheed Martin Corp.                    138,213
       6,429 Maxar Technologies, Inc.                 176,669
       1,056 Moog, Inc., Class A                       90,436
         899 Northrop Grumman Corp.                   430,531
       1,493 Raytheon Technologies Corp.              139,162
       7,047 Textron, Inc.                            462,565
                                              ---------------
                                                    2,197,118
                                              ---------------
             AIR FREIGHT & LOGISTICS -- 0.5%
       7,297 Air Transport Services Group,
                Inc. (a)                              228,688
       3,397 Atlas Air Worldwide Holdings,
                Inc. (a)                              257,187
       1,434 C.H. Robinson Worldwide, Inc.            158,744
       2,364 Hub Group, Inc., Class A (a)             180,609
                                              ---------------
                                                      825,228
                                              ---------------
             AIRLINES -- 0.7%
       7,259 Alaska Air Group, Inc. (a)               321,792
       1,091 Allegiant Travel Co. (a)                 125,803
      26,051 JetBlue Airways Corp. (a)                219,349
       9,866 SkyWest, Inc. (a)                        238,264
       3,972 Southwest Airlines Co. (a)               151,413
       6,730 Sun Country Airlines Holdings,
                Inc. (a)                              135,744
                                              ---------------
                                                    1,192,365
                                              ---------------
             AUTO COMPONENTS -- 1.2%
      12,265 Adient PLC (a)                           414,312
       8,712 BorgWarner, Inc.                         335,063
      11,921 Dana, Inc.                               199,796
       5,197 Gentex Corp.                             146,659
      33,931 Goodyear Tire & Rubber (The)
                Co. (a)                               416,672
       1,499 LCI Industries                           202,500
       1,155 Lear Corp.                               174,567
       4,044 Patrick Industries, Inc.                 245,552
                                              ---------------
                                                    2,135,121
                                              ---------------
             AUTOMOBILES -- 1.6%
      66,185 Ford Motor Co.                        972,258
      23,194 General Motors Co. (a)                841,014
       9,183 Harley-Davidson, Inc.                 347,209
       4,863 Thor Industries, Inc.                 410,097
       4,317 Winnebago Industries, Inc.            260,617
                                            ---------------
                                                 2,831,195
                                            ---------------
             BANKS -- 8.5%
       4,174 Ameris Bancorp                        197,388
       9,185 Associated Banc-Corp.                 184,618
       3,639 Atlantic Union Bankshares Corp.       125,873
      13,824 Bank of America Corp.                 467,389

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             BANKS (CONTINUED)
       7,747 Bank OZK                         $       310,655
       3,470 BankUnited, Inc.                         134,809
       1,492 Banner Corp.                              92,489
       3,386 Berkshire Hills Bancorp, Inc.             95,384
       2,885 BOK Financial Corp.                      253,967
       6,191 Cadence Bank                             161,585
       2,142 Cathay General Bancorp                    89,321
      12,814 Citigroup, Inc.                          665,047
      16,512 Citizens Financial Group, Inc.           626,961
       4,308 Columbia Banking System, Inc.            129,972
       1,981 Comerica, Inc.                           154,062
       4,163 Dime Community Bancshares,
                Inc.                                  141,875
       2,603 Eagle Bancorp, Inc.                      127,625
       2,243 East West Bancorp, Inc.                  161,003
       3,937 Eastern Bankshares, Inc.                  80,315
       2,021 Enterprise Financial Services
                Corp.                                  95,048
      20,078 F.N.B. Corp.                             240,133
       2,138 FB Financial Corp.                        91,613
      12,808 Fifth Third Bancorp                      437,009
       2,403 First Bancorp                             91,026
       9,560 First BanCorp                            144,260
       3,670 First Busey Corp.                         90,465
         222 First Citizens BancShares, Inc.,
                Class A                               167,983
       6,249 First Commonwealth Financial
                Corp.                                  92,610
       8,646 First Financial Bancorp                  193,152
       6,026 First Foundation, Inc.                   125,461
       3,693 First Hawaiian, Inc.                      94,135
       2,354 First Merchants Corp.                     97,762
       8,541 Fulton Financial Corp.                   142,549
       4,919 Hancock Whitney Corp.                    240,096
       2,971 Heartland Financial USA, Inc.            133,398
       6,291 Hilltop Holdings, Inc.                   181,495
       3,499 Home BancShares, Inc.                     82,576
      12,119 Hope Bancorp, Inc.                       182,270
      35,773 Huntington Bancshares, Inc.              475,423
         606 Independent Bank Group, Inc.              42,856
       3,079 International Bancshares Corp.           135,045
       3,822 JPMorgan Chase & Co.                     440,906
      34,202 KeyCorp                                  625,897
         900 M&T Bank Corp.                           159,705
       1,075 National Bank Holdings Corp.,
                Class A                                44,741
       2,231 NBT Bancorp, Inc.                         90,445
       6,552 Northwest Bancshares, Inc.                94,218
       2,782 Old National Bancorp                      48,435
       5,736 Pacific Premier Bancorp, Inc.            192,959
      10,905 PacWest Bancorp                          305,667
         339 Park National Corp.                       43,921
       4,337 Pathward Financial, Inc.                 146,244
       3,015 Pinnacle Financial Partners,
                Inc.                                  238,487
       2,728 PNC Financial Services Group
                (The), Inc.                           452,684
       2,834 Popular, Inc.                            220,117
       2,129 Prosperity Bancshares, Inc.              157,738

                        See Notes to Financial Statements                Page 61


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BANKS (CONTINUED)
       4,284 Renasant Corp.                   $       143,086
       3,159 Sandy Spring Bancorp, Inc.               130,467
       5,805 Simmons First National Corp.,
                Class A                               137,869
       1,884 SouthState Corp.                         159,707
       8,064 Synovus Financial Corp.                  325,624
       1,593 Texas Capital Bancshares,
                Inc. (a)                               93,382
       4,546 TowneBank                                135,789
       9,073 Truist Financial Corp.                   457,914
       2,873 Trustmark Corp.                           93,286
       9,351 U.S. Bancorp                             441,367
       4,145 United Bankshares, Inc.                  160,577
       1,363 United Community Banks, Inc.              46,383
      13,964 Valley National Bancorp                  163,239
       4,111 Washington Federal, Inc.                 140,308
       1,724 Webster Financial Corp.                   80,080
      15,045 Wells Fargo & Co.                        660,024
       5,289 WesBanco, Inc.                           180,461
       1,814 Wintrust Financial Corp.                 156,077
       4,284 Zions Bancorp N.A.                       233,692
                                              ---------------
                                                   14,978,199
                                              ---------------
             BEVERAGES -- 0.4%
       8,326 Keurig Dr Pepper, Inc.                   322,549
       5,333 Molson Coors Beverage Co.,
                Class B                               318,647
       1,485 National Beverage Corp.                   80,457
                                              ---------------
                                                      721,653
                                              ---------------
             BIOTECHNOLOGY -- 0.8%
         590 Amgen, Inc.                              146,007
       1,445 Biogen, Inc. (a)                         310,762
       6,754 Emergent BioSolutions, Inc. (a)          233,958
       3,491 Exelixis, Inc. (a)                        73,032
       4,767 Gilead Sciences, Inc.                    284,828
       3,879 Incyte Corp. (a)                         301,321
                                              ---------------
                                                    1,349,908
                                              ---------------
             BUILDING PRODUCTS -- 1.2%
      12,068 Carrier Global Corp.                     489,116
       3,185 Gibraltar Industries, Inc. (a)           149,026
      11,496 JELD-WEN Holding, Inc. (a)               204,399
       4,890 Owens Corning                            453,499
       8,637 Resideo Technologies, Inc. (a)           194,419
       1,105 Trane Technologies PLC                   162,424
       4,267 UFP Industries, Inc.                     393,460
                                              ---------------
                                                    2,046,343
                                              ---------------
             CAPITAL MARKETS -- 3.6%
      14,129 Bank of New York Mellon (The)
                Corp.                                 614,046
      24,885 BGC Partners, Inc., Class A               90,830
       6,853 Brightsphere Investment Group,
                Inc.                                  129,590
       3,106 Evercore, Inc., Class A                  310,507
       2,638 Federated Hermes, Inc.                    89,982
      31,602 Franklin Resources, Inc.                 867,475

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             CAPITAL MARKETS (CONTINUED)
       1,984 Goldman Sachs Group (The),
                Inc.                          $       661,446
      22,530 Invesco Ltd.                             399,682
      10,526 Jefferies Financial Group, Inc.          342,832
       6,728 Lazard Ltd., Class A                     253,444
       5,658 Morgan Stanley                           476,969
       1,604 Raymond James Financial, Inc.            157,946
       4,036 SEI Investments Co.                      223,433
       9,559 State Street Corp.                       679,071
       5,190 Stifel Financial Corp.                   310,414
       6,484 T. Rowe Price Group, Inc.                800,580
       1,757 Virtu Financial, Inc., Class A            40,991
                                              ---------------
                                                    6,449,238
                                              ---------------
             CHEMICALS -- 4.5%
       1,225 Air Products and Chemicals, Inc.         304,082
       1,411 Ashland Global Holdings, Inc.            141,763
       3,627 Avient Corp.                             156,505
       3,287 Axalta Coating Systems Ltd. (a)           82,898
         645 Cabot Corp.                               47,898
       6,263 Celanese Corp.                           735,965
       9,080 Chemours (The) Co.                       323,157
       7,949 Corteva, Inc.                            457,465
      14,273 Dow, Inc.                                759,466
      10,603 DuPont de Nemours, Inc.                  649,222
       6,565 Eastman Chemical Co.                     629,780
       8,514 Ecovyst, Inc.                             87,098
       1,340 FMC Corp.                                148,874
       2,414 H.B. Fuller Co.                          154,979
      12,819 Huntsman Corp.                           371,238
         652 Ingevity Corp. (a)                        43,749
         429 Innospec, Inc.                            43,758
       1,204 International Flavors &
                Fragrances, Inc.                      149,356
       8,423 LyondellBasell Industries N.V.,
                Class A                               750,658
       2,734 Minerals Technologies, Inc.              182,659
      15,597 Mosaic (The) Co.                         821,338
         137 NewMarket Corp. 42,580

       1,840 Scotts Miracle-Gro (The) Co.             163,668
         827 Stepan Co.                                92,798
       5,451 Trinseo PLC                              194,982
       3,707 Westlake Corp.                           360,839
                                              ---------------
                                                    7,896,775
                                              ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.3%
         948 ABM Industries, Inc.                      42,508
         871 Brady Corp., Class A                      41,677
      13,977 BrightView Holdings, Inc. (a)            183,658
       1,658 Clean Harbors, Inc. (a)                  161,804
       1,186 HNI Corp.                                 41,890
       2,785 KAR Auction Services, Inc. (a)            47,624
         487 UniFirst Corp.                            95,398
                                              ---------------
                                                      614,559
                                              ---------------
             COMMUNICATIONS EQUIPMENT
                -- 0.3%
      10,093 Cisco Systems, Inc.                      457,919

Page 62                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMUNICATIONS EQUIPMENT
                (CONTINUED)
       2,550 Juniper Networks, Inc.           $        71,477
       1,215 NetScout Systems, Inc. (a)                43,230
                                              ---------------
                                                      572,626
                                              ---------------
             CONSTRUCTION & ENGINEERING
                -- 0.6%
       4,855 API Group Corp. (a)                       85,982
       2,658 Arcosa, Inc.                             137,047
       1,412 EMCOR Group, Inc.                        164,314
       4,236 Granite Construction, Inc.               126,656
       2,028 MasTec, Inc. (a)                         160,070
       8,079 MDU Resources Group, Inc.                230,817
       7,708 Primoris Services Corp.                  180,059
                                              ---------------
                                                    1,084,945
                                              ---------------
             CONSTRUCTION MATERIALS -- 0.1%
       1,009 Vulcan Materials Co.                     166,818
                                              ---------------
             CONSUMER FINANCE -- 2.7%
      21,983 Ally Financial, Inc.                     726,978
       1,035 American Express Co.                     159,411
       5,657 Bread Financial Holdings, Inc.           224,074
       7,070 Capital One Financial Corp.              776,498
       6,231 Discover Financial Services              629,331
         592 FirstCash Holdings, Inc.                  43,370
       3,340 Green Dot Corp., Class A (a)              93,854
       2,817 LendingTree, Inc. (a)                    128,399
      11,989 Navient Corp.                            197,459
       1,967 Nelnet, Inc., Class A                    187,042
       7,778 OneMain Holdings, Inc.                   289,341
      12,707 PROG Holdings, Inc. (a)                  234,063
       9,119 SLM Corp.                                142,256
      26,670 Synchrony Financial                      892,912
                                              ---------------
                                                    4,724,988
                                              ---------------
             CONTAINERS & PACKAGING -- 1.7%
       2,086 Ball Corp.                               153,154
       5,321 Berry Global Group, Inc. (a)             306,756
       3,545 Graphic Packaging Holding Co.             78,876
       2,689 Greif, Inc., Class A                     189,897
      17,610 International Paper Co.                  753,180
      11,980 O-I Glass, Inc. (a)                      176,226
       4,286 Packaging Corp. of America               602,654
      12,392 Pactiv Evergreen, Inc.                   126,646
       3,515 Silgan Holdings, Inc.                    156,418
       3,029 TriMas Corp.                              89,658
       9,122 Westrock Co.                             386,408
                                              ---------------
                                                    3,019,873
                                              ---------------
             DISTRIBUTORS -- 0.5%
       1,078 Genuine Parts Co.                        164,794
      12,005 LKQ Corp.                                658,354
                                              ---------------
                                                      823,148
                                              ---------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.5%
      35,454 ADT, Inc.                                258,814
       1,708 Frontdoor, Inc. (a)                       45,723

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             DIVERSIFIED CONSUMER SERVICES
                (CONTINUED)
         370 Graham Holdings Co., Class B     $       219,962
         890 Grand Canyon Education,
                Inc. (a)                               85,502
       1,749 Strategic Education, Inc.                125,631
       2,056 Stride, Inc. (a)                          91,862
                                              ---------------
                                                      827,494
                                              ---------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.9%
       2,698 Berkshire Hathaway, Inc.,
                Class B (a)                           811,019
       8,364 Equitable Holdings, Inc.                 237,789
       7,838 Jackson Financial, Inc., Class A         215,623
       4,884 Voya Financial, Inc.                     293,821
                                              ---------------
                                                    1,558,252
                                              ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.2%
      35,145 AT&T, Inc.                               660,023
      15,438 Frontier Communications
                Parent, Inc. (a)                      399,999
      21,531 Liberty Latin America Ltd.,
                Class C (a)                           158,037
      33,310 Lumen Technologies, Inc.                 362,746
      11,612 Verizon Communications, Inc.             536,358
                                              ---------------
                                                    2,117,163
                                              ---------------
             ELECTRIC UTILITIES -- 3.6%
       2,100 ALLETE, Inc.                             130,347
       5,027 Alliant Energy Corp.                     306,295
       4,486 American Electric Power Co.,
                Inc.                                  442,140
       4,014 Duke Energy Corp.                        441,259
       6,805 Edison International                     461,175
       3,821 Entergy Corp.                            439,912
       6,595 Evergy, Inc.                             450,175
       3,488 Eversource Energy                        307,711
       9,496 Exelon Corp.                             441,469
       7,675 FirstEnergy Corp.                        315,442
       1,777 Hawaiian Electric Industries,
                Inc.                                   75,167
         686 IDACORP, Inc.                             76,640
       9,521 NRG Energy, Inc.                         359,418
       7,540 OGE Energy Corp.                         309,743
      59,049 PG&E Corp. (a)                           641,272
       3,976 Pinnacle West Capital Corp.              292,117
       4,512 Portland General Electric Co.            231,646
      10,861 PPL Corp.                                315,838
       4,164 Xcel Energy, Inc.                        304,722
                                              ---------------
                                                    6,342,488
                                              ---------------
             ELECTRICAL EQUIPMENT -- 0.9%
       1,305 AMETEK, Inc.                             161,168
       2,339 Eaton Corp. PLC                          347,084
       3,705 Emerson Electric Co.                     333,709
       1,422 EnerSys                                   93,724
      23,724 GrafTech International Ltd.              182,675
         407 Hubbell, Inc.                             89,141

                        See Notes to Financial Statements                Page 63


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT (CONTINUED)
       1,921 Regal Rexnord Corp.              $       257,990
       3,111 Sunrun, Inc. (a)                         101,699
                                              ---------------
                                                    1,567,190
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.8%
       3,242 Arrow Electronics, Inc. (a)              415,527
       8,475 Avnet, Inc.                              405,698
      18,702 Corning, Inc.                            687,485
       4,279 II-VI, Inc. (a)                          225,247
         972 Insight Enterprises, Inc. (a)             90,794
       2,316 IPG Photonics Corp. (a)                  246,839
       4,258 Jabil, Inc.                              252,670
      12,098 Knowles Corp. (a)                        238,935
       3,332 Methode Electronics, Inc.                137,412
         982 OSI Systems, Inc. (a)                     94,930
         524 Plexus Corp. (a)                          49,230
       4,118 Sanmina Corp. (a)                        189,634
       2,393 TD SYNNEX Corp.                          240,305
       3,803 TE Connectivity Ltd.                     508,575
         382 Teledyne Technologies, Inc. (a)          149,515
       2,463 Trimble, Inc. (a)                        171,006
      16,773 TTM Technologies, Inc. (a)               226,939
      11,765 Vishay Intertechnology, Inc.             243,065
      12,646 Vontier Corp.                            326,267
                                              ---------------
                                                    4,900,073
                                              ---------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.5%
       9,396 Halliburton Co.                          275,303
       6,616 Noble Corp. (a)                          198,480
       8,240 Schlumberger N.V.                        305,127
      37,063 Transocean Ltd. (a)                      125,273
                                              ---------------
                                                      904,183
                                              ---------------
             ENTERTAINMENT -- 0.0%
       5,416 Warner Bros Discovery, Inc. (a)           81,240
                                              ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 2.7%
       5,369 Acadia Realty Trust                       91,971
       5,717 Apple Hospitality REIT, Inc.              95,360
       8,699 Brandywine Realty Trust                   81,336
       3,202 Corporate Office Properties
                Trust                                  90,136
       3,248 Douglas Emmett, Inc.                      76,783
      17,556 Empire State Realty Trust, Inc.,
                Class A                               149,753
       1,787 EPR Properties                            96,158
       5,923 Global Net Lease, Inc.                    89,378
       4,635 Host Hotels & Resorts, Inc.               82,549
      11,302 Hudson Pacific Properties, Inc.          169,982
      14,890 Industrial Logistics Properties
                Trust                                 149,347
      15,292 iStar, Inc.                              255,529
       1,072 LTC Properties, Inc.                      44,917
      19,257 Macerich (The) Co.                       204,317
         679 National Health Investors, Inc.           44,026

SHARES       DESCRIPTION                         VALUE
-------------------------------------------------------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS (CONTINUED)
       7,735 Omega Healthcare Investors,
                Inc.                          $       239,785
       2,427 Outfront Media, Inc.                      44,802
      17,071 Paramount Group, Inc.                    134,007
       2,483 Pebblebrook Hotel Trust                   48,568
       4,165 Physicians Realty Trust                   74,012
      12,784 Piedmont Office Realty Trust,
                Inc., Class A                         175,908
       7,866 Service Properties Trust                  51,444
       7,874 SL Green Realty Corp.                    390,944
       5,771 Spirit Realty Capital, Inc.              255,886
       5,574 STORE Capital Corp.                      161,757
      12,442 Sunstone Hotel Investors,
                Inc. (a)                              140,968
       4,815 VICI Properties, Inc.                    164,625
       5,084 Vornado Realty Trust                     154,503
       3,935 Washington Real Estate
                Investment Trust                       87,239
      22,241 Weyerhaeuser Co.                         807,793
       1,731 WP Carey, Inc.                           154,578
                                              ---------------
                                                    4,808,361
                                              ---------------
             FOOD & STAPLES RETAILING -- 1.2%
         786 Casey's General Stores, Inc.             159,283
       9,093 Kroger (The) Co.                         422,279
         574 PriceSmart, Inc.                          38,102
       6,624 Sprouts Farmers Market, Inc. (a)         183,087
       4,257 United Natural Foods, Inc. (a)           180,965
       2,369 US Foods Holding Corp. (a)                74,624
      19,436 Walgreens Boots Alliance, Inc.           770,054
       1,180 Walmart, Inc.                            155,819
       1,656 Weis Markets, Inc.                       127,396
                                              ---------------
                                                    2,111,609
                                              ---------------
             FOOD PRODUCTS -- 3.1%
       7,594 Archer-Daniels-Midland Co.               628,555
       1,730 B&G Foods, Inc. (b)                       42,748
       8,123 Bunge Ltd.                               749,997
       1,513 Campbell Soup Co.                         74,666
      12,569 Conagra Brands, Inc.                     429,985
       3,646 Darling Ingredients, Inc. (a)            252,595
       3,905 General Mills, Inc.                      292,055
       1,733 Hain Celestial Group (The),
                Inc. (a)                               39,426
       3,029 Hormel Foods Corp.                       149,451
       3,298 Ingredion, Inc.                          300,052
       3,362 J.M. Smucker (The) Co.                   444,860
       4,130 Kellogg Co.                              305,290
       3,761 Kraft Heinz (The) Co.                    138,518
       2,310 Mondelez International, Inc.,
                Class A                               147,932
       3,530 Post Holdings, Inc. (a)                  306,898
          94 Seaboard Corp.                           381,700
       8,559 Tyson Foods, Inc., Class A               753,278
                                              ---------------
                                                    5,438,006
                                              ---------------
             GAS UTILITIES -- 0.7%
       3,839 Atmos Energy Corp.                       466,016

Page 64                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             GAS UTILITIES (CONTINUED)
       1,579 Northwest Natural Holding Co.    $        84,745
       1,790 ONE Gas, Inc.                            152,042
         835 Southwest Gas Holdings, Inc.              72,612
       1,128 Spire, Inc.                               84,871
       9,412 UGI Corp.                                406,222
                                              ---------------
                                                    1,266,508
                                              ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 0.7%
       1,505 Avanos Medical, Inc. (a)                  42,697
       6,103 DENTSPLY SIRONA, Inc.                    220,684
       3,964 Enovis Corp. (a)                         236,730
       3,772 Envista Holdings Corp. (a)               153,332
         582 Integer Holdings Corp. (a)                40,676
       3,283 Medtronic PLC                            303,743
       1,199 Teleflex, Inc.                           288,312
                                              ---------------
                                                    1,286,174
                                              ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.7%
       1,075 Acadia Healthcare Co., Inc. (a)           89,128
         691 Amedisys, Inc. (a)                        82,816
       1,695 Centene Corp. (a)                        157,584
       1,633 Cigna Corp.                              449,663
       4,644 CVS Health Corp.                         444,338
       1,818 DaVita, Inc. (a)                         153,003
         611 Elevance Health, Inc.                    291,508
       2,593 Encompass Health Corp.                   131,258
       3,845 Fulgent Genetics, Inc. (a)               229,739
       1,894 Henry Schein, Inc. (a)                   149,304
         306 Humana, Inc.                             147,492
       3,143 Laboratory Corp. of America
                Holdings                              824,063
       2,667 Owens & Minor, Inc.                       94,439
       2,768 Patterson Cos., Inc.                      85,974
       1,958 Pediatrix Medical Group,
                Inc. (a)                               44,368
       2,037 Premier, Inc., Class A                    78,343
       5,540 Quest Diagnostics, Inc.                  756,598
       5,225 Select Medical Holdings Corp.            154,765
       3,609 Universal Health Services, Inc.,
               Class B                                405,904
                                              ---------------
                                                    4,770,287
                                              ---------------
             HEALTH CARE TECHNOLOGY -- 0.2%
      14,137 Allscripts Healthcare Solutions,
                Inc. (a)                              223,647
      15,276 Multiplan Corp. (a)                       77,297
                                              ---------------
                                                      300,944
                                              ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.4%
       8,480 Bally's Corp. (a) (b)                    186,306
       7,426 Bloomin' Brands, Inc.                    151,416
       5,602 Brinker International, Inc. (a)          155,456
       1,557 Cheesecake Factory (The), Inc.            45,511
       1,478 Cracker Barrel Old Country
                Store, Inc.                           140,514
       2,605 Darden Restaurants, Inc.                 324,296

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
       3,765 Dave & Buster's Entertainment,
                Inc. (a)                      $       140,660
       2,034 Hilton Grand Vacations, Inc. (a)          82,926
      20,356 MGM Resorts International                666,252
       9,557 Penn National Gaming, Inc. (a)           330,194
         993 Texas Roadhouse, Inc.                     86,609
       1,872 Travel + Leisure Co.                      80,702
                                              ---------------
                                                    2,390,842
                                              ---------------
             HOUSEHOLD DURABLES -- 4.2%
       4,662 Century Communities, Inc.                238,554
      11,129 D.R. Horton, Inc.                        868,396
       4,380 Garmin Ltd.                              427,576
         895 Helen of Troy Ltd. (a)                   119,742
       7,367 KB Home                                  240,459
       8,843 La-Z-Boy, Inc.                           246,454
       6,306 Leggett & Platt, Inc.                    249,970
      10,438 Lennar Corp., Class A                    887,230
       2,413 LGI Homes, Inc. (a)                      272,186
       6,489 M.D.C. Holdings, Inc.                    235,226
       5,286 M/I Homes, Inc. (a)                      243,209
       5,012 Meritage Homes Corp. (a)                 442,560
       2,929 Mohawk Industries, Inc. (a)              376,318
      11,452 Newell Brands, Inc.                      231,445
         147 NVR, Inc. (a)                            645,786
       9,170 PulteGroup, Inc.                         399,995
       8,975 Taylor Morrison Home Corp. (a)           257,582
       8,148 Toll Brothers, Inc.                      400,719
      12,428 Tri Pointe Homes, Inc. (a)               230,167
       1,877 Whirlpool Corp.                          324,477
                                              ---------------
                                                    7,338,051
                                              ---------------
             HOUSEHOLD PRODUCTS -- 0.1%
       3,085 Central Garden & Pet Co.,
                Class A (a)                           125,868
       2,665 Reynolds Consumer Products,
                Inc.                                   77,445
                                              ---------------
                                                      203,313
                                              ---------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.1%
       9,542 Vistra Corp.                             246,661
                                              ---------------
             INDUSTRIAL CONGLOMERATES -- 0.3%
       3,325 3M Co.                                   476,273
                                              ---------------
             INSURANCE -- 7.2%
      10,651 Aflac, Inc.                              610,302
       4,650 Allstate (The) Corp.                     543,910
       7,950 American Equity Investment
                Life Holding Co.                      298,602
       1,571 American Financial Group, Inc.           210,011
      14,407 American International Group,
               Inc.                                   745,850
      12,955 Arch Capital Group Ltd. (a)              575,202
       1,116 Argo Group International
                Holdings Ltd.                          36,594
       3,758 Assured Guaranty Ltd.                    219,430
       5,092 Axis Capital Holdings Ltd.               257,095

                        See Notes to Financial Statements                Page 65


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
       7,087 Brighthouse Financial, Inc. (a)  $       307,718
       2,998 Chubb Ltd.                               565,543
       6,191 Cincinnati Financial Corp.               602,632
      11,590 CNO Financial Group, Inc.                217,313
         340 Enstar Group Ltd. (a)                     67,293
       1,037 Everest Re Group Ltd.                    271,020
      19,931 Fidelity National Financial,
                Inc.                                  796,443
       6,867 First American Financial Corp.           398,286
      59,393 Genworth Financial, Inc.,
                Class A (a)                           252,420
       1,491 Globe Life, Inc.                         150,188
         497 Hanover Insurance Group (The),
                Inc.                                   67,826
       9,007 Hartford Financial Services
                Group (The), Inc.                     580,681
       2,185 Horace Mann Educators Corp.               74,836
       6,216 Lincoln National Corp.                   319,129
       9,944 Loews Corp.                              579,238
         456 Markel Corp. (a)                         591,496
       9,385 MetLife, Inc.                            593,601
      16,253 Old Republic International Corp.         378,207
         607 Primerica, Inc.                           78,115
       4,412 Principal Financial Group, Inc.          295,339
       6,159 Prudential Financial, Inc.               615,838
         620 Reinsurance Group of America,
                Inc.                                   71,784
         836 Selective Insurance Group, Inc.           65,091
       7,591 SiriusPoint Ltd. (a)                      33,249
       4,214 Stewart Information Services
                Corp.                                 230,295
       3,484 Travelers (The) Cos., Inc.               552,911
       8,546 Unum Group                               275,096
       4,317 W.R. Berkley Corp.                       269,942
                                              ---------------
                                                   12,798,526
                                              ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 0.2%
       1,481 Yelp, Inc. (a)                            45,407
       3,901 Ziff Davis, Inc. (a)                     319,453
                                              ---------------
                                                      364,860
                                              ---------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 0.2%
       6,706 Overstock.com, Inc. (a)                  194,474
      73,051 Qurate Retail, Inc., Series A            199,429
                                              ---------------
                                                      393,903
                                              ---------------
             IT SERVICES -- 1.6%
       6,376 Cognizant Technology Solutions
                Corp., Class A                        433,313
       9,592 DXC Technology Co. (a)                   303,107
       3,214 Fidelity National Information
                Services, Inc.                        328,342
       3,312 Fiserv, Inc. (a)                         350,012
         683 FleetCor Technologies, Inc. (a)          150,322
       1,716 Genpact Ltd.                              82,505
       3,890 Global Payments, Inc.                    475,825
      22,295 Kyndryl Holdings, Inc. (a)               233,429

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             IT SERVICES (CONTINUED)
       2,325 Maximus, Inc.                    $       155,426
      11,696 Rackspace Technology, Inc. (a)            78,831
       8,182 SolarWinds Corp.                          87,629
      13,239 Western Union (The) Co.                  225,328
                                              ---------------
                                                    2,904,069
                                              ---------------
             LEISURE PRODUCTS -- 0.9%
         987 Acushnet Holdings Corp.                   48,096
       4,447 Brunswick Corp.                          356,294
      10,688 Callaway Golf Co. (a)                    245,290
         888 Hasbro, Inc.                              69,903
       3,182 Malibu Boats, Inc., Class A (a)          198,716
      13,020 Mattel, Inc. (a)                         302,064
       1,464 Polaris, Inc.                            171,698
       7,515 Vista Outdoor, Inc. (a)                  226,201
                                              ---------------
                                                    1,618,262
                                              ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.0%
       5,048 NeoGenomics, Inc. (a)                     51,086
                                              ---------------
             MACHINERY -- 3.1%
       2,946 AGCO Corp.                               320,878
         720 Alamo Group, Inc.                         93,175
         522 Albany International Corp.,
                Class A                                47,643
       5,671 Allison Transmission Holdings,
                Inc.                                  237,445
       1,167 Altra Industrial Motion Corp.             48,699
       1,009 Astec Industries, Inc.                    49,572
       5,386 Barnes Group, Inc.                       182,155
       1,648 Caterpillar, Inc.                        326,716
       2,224 Cummins, Inc.                            492,194
       1,510 Donaldson Co., Inc.                       82,159
         602 ESCO Technologies, Inc.                   46,685
       1,156 Federal Signal Corp.                      47,997
       2,638 Fortive Corp.                            170,019
       2,162 ITT, Inc.                                162,215
       7,220 Kennametal, Inc.                         193,857
         589 Lincoln Electric Holdings, Inc.           83,308
       3,507 Mueller Water Products, Inc.,
                Class A                                45,661
       2,654 Oshkosh Corp.                            228,509
       7,157 PACCAR, Inc.                             655,009
         583 Parker-Hannifin Corp.                    168,540
       1,753 Proto Labs, Inc. (a)                      85,704
       1,107 Snap-on, Inc.                            248,023
       5,620 Stanley Black & Decker, Inc.             546,995
         694 Tennant Co.                               46,519
       6,128 Terex Corp.                              205,349
       5,480 Timken (The) Co.                         358,282
       1,699 Trinity Industries, Inc.                  44,089
       3,590 Westinghouse Air Brake
                Technologies Corp.                    335,557
                                              ---------------
                                                    5,552,954
                                              ---------------
             MARINE -- 0.3%
       4,986 Matson, Inc.                             457,067
                                              ---------------

Page 66                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA -- 2.4%
      55,173 Advantage Solutions, Inc. (a)    $       244,968
      18,773 Comcast Corp., Class A                   704,363
      20,268 DISH Network Corp.,
                Class A (a)                           352,055
      16,813 E.W. Scripps (The) Co.,
                Class A (a)                           239,753
      18,324 Fox Corp., Class A                       606,708
       9,931 Gray Television, Inc.                    184,419
      15,632 Interpublic Group of (The) Cos.,
                Inc.                                  466,928
       1,756 John Wiley & Sons, Inc.,
                Class A                                91,698
       2,605 New York Times (The) Co.,
                Class A                                83,230
      13,995 News Corp., Class A                      239,874
       4,632 Omnicom Group, Inc.                      323,499
      29,847 Paramount Global, Class B                705,882
                                              ---------------
                                                    4,243,377
                                              ---------------
             METALS & MINING -- 1.3%
       1,474 Carpenter Technology Corp.                47,374
      10,979 Commercial Metals Co.                    434,988
      10,495 Hecla Mining Co.                          47,542
         558 Materion Corp.                            45,723
       4,938 Newmont Corp.                            223,593
       2,140 Reliance Steel & Aluminum Co.            407,135
       5,494 Steel Dynamics, Inc.                     427,873
      20,291 United States Steel Corp.                479,882
       4,754 Worthington Industries, Inc.             243,452
                                              ---------------
                                                    2,357,562
                                              ---------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 1.6%
      61,490 Annaly Capital Management,
                Inc.                                  423,051
      16,066 Apollo Commercial Real Estate
                Finance, Inc.                         205,323
       7,880 Blackstone Mortgage Trust, Inc.,
                Class A                               244,044
      19,017 Chimera Investment Corp.                 199,108
      11,710 Ladder Capital Corp.                     139,115
      19,503 MFA Financial, Inc.                      252,759
      38,992 New Residential Investment
                Corp.                                 425,403
      60,770 New York Mortgage Trust, Inc.            190,818
       2,975 PennyMac Mortgage Investment
                Trust                                  45,696
      27,193 Redwood Trust, Inc.                      235,491
      10,438 Starwood Property Trust, Inc.            246,546
      33,680 Two Harbors Investment Corp.             181,198
                                              ---------------
                                                    2,788,552
                                              ---------------
             MULTILINE RETAIL -- 0.8%
         920 Dollar Tree, Inc. (a)                    152,131
      10,182 Kohl's Corp.                             296,704
      19,837 Macy's, Inc.                             350,123
       5,841 Nordstrom, Inc.                          137,322

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             MULTILINE RETAIL (CONTINUED)
       3,047 Target Corp.                     $       497,819
                                              ---------------
                                                    1,434,099
                                              ---------------
             MULTI-UTILITIES -- 1.6%
       3,261 Ameren Corp.                             303,664
       2,837 Avista Corp.                             119,892
       1,998 Black Hills Corp.                        154,245
      19,923 CenterPoint Energy, Inc.                 631,360
       6,375 CMS Energy Corp.                         438,154
       4,525 Consolidated Edison, Inc.                449,197
       1,797 Dominion Energy, Inc.                    147,318
       1,132 DTE Energy Co.                           147,500
       4,929 NiSource, Inc.                           149,842
       2,094 NorthWestern Corp.                       116,112
       1,425 WEC Energy Group, Inc.                   147,929
                                              ---------------
                                                    2,805,213
                                              ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 3.1%
       4,357 California Resources Corp.               195,455
       5,088 Chevron Corp.                            833,313
      28,563 Coterra Energy, Inc.                     873,742
       1,228 CVR Energy, Inc.                          41,187
       8,602 Exxon Mobil Corp.                        833,792
       6,438 HF Sinclair Corp.                        307,865
      17,581 Kinder Morgan, Inc.                      316,282
       7,168 Marathon Petroleum Corp.                 657,019
       4,253 PBF Energy, Inc., Class A (a)            141,837
       7,863 Peabody Energy Corp. (a)                 165,044
       5,249 Phillips 66                              467,161
       4,049 Valero Energy Corp.                      448,508
       8,198 World Fuel Services Corp.                227,249
                                              ---------------
                                                    5,508,454
                                              ---------------
             PERSONAL PRODUCTS -- 0.3%
      18,148 Coty, Inc., Class A (a)                  132,843
       3,575 Edgewell Personal Care Co.               142,213
       2,850 Nu Skin Enterprises, Inc.,
                Class A                               124,004
       1,159 USANA Health Sciences,
                Inc. (a)                               80,690
                                              ---------------
                                                      479,750
                                              ---------------
             PHARMACEUTICALS -- 0.7%
       1,730 Corcept Therapeutics, Inc. (a)            49,582
         808 Johnson & Johnson                        141,012
       3,232 Merck & Co., Inc.                        288,747
       6,461 Organon & Co.                            204,943
       1,423 Supernus Pharmaceuticals,
                Inc. (a)                               45,180
      56,285 Viatris, Inc.                            545,402
                                              ---------------
                                                    1,274,866
                                              ---------------
             PROFESSIONAL SERVICES -- 0.8%
      10,768 Alight, Inc., Class A (a)                 81,191
       3,221 ASGN, Inc. (a)                           334,211
         516 CACI International, Inc.,
                Class A (a)                           155,982
         433 ICF International, Inc.                   40,854
       2,891 Korn Ferry                               189,389

                        See Notes to Financial Statements                Page 67


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             PROFESSIONAL SERVICES (CONTINUED)
         722 Leidos Holdings, Inc.            $        77,254
       2,854 ManpowerGroup, Inc.                      223,782
         781 Science Applications
                International Corp.                    75,655
       1,873 TriNet Group, Inc. (a)                   154,522
                                              ---------------
                                                    1,332,840
                                              ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.8%
      21,328 Anywhere Real Estate, Inc. (a)           211,787
       8,006 CBRE Group, Inc., Class A (a)            685,474
       3,204 Howard Hughes (The) Corp. (a)            227,132
       1,663 Jones Lang LaSalle, Inc. (a)             317,084
                                              ---------------
                                                    1,441,477
                                              ---------------
             ROAD & RAIL -- 1.3%
      13,765 Hertz Global Holdings,
                Inc. (a) (b)                          294,846
       7,851 Knight-Swift Transportation
                Holdings, Inc.                        431,413
       9,972 Marten Transport Ltd.                    214,996
       1,296 Norfolk Southern Corp.                   325,516
       5,114 Ryder System, Inc.                       400,529
       9,368 Schneider National, Inc.,
                Class B                               237,291
       4,352 Werner Enterprises, Inc.                 191,314
       4,527 XPO Logistics, Inc. (a)                  270,443
                                              ---------------
                                                    2,366,348
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.6%
      21,440 Amkor Technology, Inc.                   432,445
         982 Analog Devices, Inc.                     168,865
       3,006 Cirrus Logic, Inc. (a)                   256,893
       7,555 Cohu, Inc. (a)                           215,922
       2,134 First Solar, Inc. (a)                    211,629
      19,691 Intel Corp.                              714,980
      13,325 Micron Technology, Inc.                  824,284
       7,810 Qorvo, Inc. (a)                          812,786
       7,952 Skyworks Solutions, Inc.                 865,814
       7,540 SMART Global Holdings,
                Inc. (a)                              147,935
                                              ---------------
                                                    4,651,553
                                              ---------------
             SOFTWARE -- 0.3%
       5,615 ACI Worldwide, Inc. (a)                  160,196
      93,597 Avaya Holdings Corp. (a)                  84,106
       3,324 Cerence, Inc. (a)                         93,637
       1,016 Dolby Laboratories, Inc.,
                Class A                                78,639
       6,532 NortonLifeLock, Inc.                     160,230
                                              ---------------
                                                      576,808
                                              ---------------
             SPECIALTY RETAIL -- 3.5%
      32,505 American Eagle Outfitters, Inc.          391,360
       1,238 Asbury Automotive Group,
                Inc. (a)                              212,490
       2,601 AutoNation, Inc. (a)                     308,843
       9,040 Best Buy Co., Inc.                       695,990

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
             SPECIALTY RETAIL (CONTINUED)
       6,057 Buckle (The), Inc.               $       182,922
       5,717 Camping World Holdings, Inc.,
                Class A (b)                           154,588
       3,257 CarMax, Inc. (a)                         324,202
      14,392 Foot Locker, Inc.                        408,301
      17,641 Gap (The), Inc.                          169,707
       1,235 Group 1 Automotive, Inc.                 218,496
       9,837 Guess?, Inc. (b)                         186,018
       1,322 Lithia Motors, Inc.                      350,700
       1,956 Monro, Inc.                               98,093
       2,777 Penske Automotive Group, Inc.            317,939
      14,793 Petco Health & Wellness Co.,
                Inc. (a) (b)                          205,919
       6,346 Rent-A-Center, Inc.                      149,321
       4,196 Ross Stores, Inc.                        340,967
      14,071 Sally Beauty Holdings, Inc. (a)          179,827
       5,724 Sonic Automotive, Inc., Class A          239,549
       2,568 TJX (The) Cos., Inc.                     157,059
         764 Ulta Beauty, Inc. (a)                    297,127
      11,236 Urban Outfitters, Inc. (a)               230,113
      10,394 Victoria's Secret & Co. (a)              384,162
                                              ---------------
                                                    6,203,693
                                              ---------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 1.8%
      21,614 3D Systems Corp. (a)                     247,264
       3,133 Corsair Gaming, Inc. (a) (b)              44,175
       6,376 Dell Technologies, Inc., Class C         287,303
      55,553 Hewlett Packard Enterprise Co.           791,075
      17,978 HP, Inc.                                 600,285
       2,199 NetApp, Inc.                             156,855
       3,059 Super Micro Computer, Inc. (a)           165,217
      16,432 Western Digital Corp. (a)                806,811
                                              ---------------
                                                    3,098,985
                                              ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 1.4%
       3,094 Carter's, Inc.                           252,099
       4,062 Columbia Sportswear Co.                  300,629
      14,127 Hanesbrands, Inc.                        157,940
       5,139 Levi Strauss & Co., Class A               97,230
       1,890 Oxford Industries, Inc.                  180,306
       6,387 PVH Corp.                                395,483
       2,432 Ralph Lauren Corp.                       239,868
      10,214 Skechers U.S.A., Inc.,
                Class A (a)                           387,723
       2,381 Tapestry, Inc.                            80,073
       9,743 VF Corp.                                 435,317
                                              ---------------
                                                    2,526,668
                                              ---------------
             THRIFTS & MORTGAGE FINANCE
                -- 1.6%
       3,443 Axos Financial, Inc. (a)                 143,780
       4,481 Capitol Federal Financial, Inc.           42,973
       9,342 Essent Group Ltd.                        390,122
      28,842 MGIC Investment Corp.                    407,826
       5,706 Mr. Cooper Group, Inc. (a)               257,055
      31,843 New York Community Bancorp,
                Inc.                                  338,173

Page 68                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             THRIFTS & MORTGAGE FINANCE
                (CONTINUED)
      12,592 NMI Holdings, Inc., Class A (a)  $       238,492
       4,797 PennyMac Financial Services,
                Inc.                                  262,827
       5,545 Provident Financial Services,
                Inc.                                  135,076
      18,494 Radian Group, Inc.                       413,711
       3,079 WSFS Financial Corp.                     146,930
                                              ---------------
                                                    2,776,965
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 2.0%
       8,697 Air Lease Corp.                          322,746
         872 Applied Industrial Technologies,
                Inc.                                   87,714
       2,830 Beacon Roofing Supply, Inc. (a)          169,857
       3,524 Boise Cascade Co.                        249,182
       1,311 GATX Corp.                               131,428
       4,260 H&E Equipment Services, Inc.             152,295
       1,104 McGrath RentCorp                          93,133
       1,935 MSC Industrial Direct Co., Inc.,
                Class A                               159,947
       3,480 Rush Enterprises, Inc., Class A          167,701
       6,902 Triton International Ltd.                442,280
       3,033 United Rentals, Inc. (a)                 978,658
      11,690 Univar Solutions, Inc. (a)               316,098
       2,714 WESCO International, Inc. (a)            346,958
                                              ---------------
                                                    3,617,997
                                              ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.3%
      13,278 Telephone and Data Systems,
                Inc.                                  209,925
       1,066 T-Mobile US, Inc. (a)                    152,502
       7,240 United States Cellular Corp. (a)         212,060
                                              ---------------
                                                      574,487
                                              ---------------
             TOTAL COMMON STOCKS
                -- 99.9%                          176,765,633
             (Cost $181,330,736)              ---------------

             MONEY MARKET FUNDS -- 0.4%
     466,828 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (c) (d)                         466,828
     133,856 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (c)                     133,856
                                              ---------------
             TOTAL MONEY MARKET FUNDS
                -- 0.4%                               600,684
             (Cost $600,684)                  ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.2%
$    411,236 BNP Paribas S.A., 2.16% (c),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $411,310. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 01/31/28.
                The value of the collateral
                including accrued interest
                is $419,953. (d)              $       411,236
             (Cost $411,236)                  ---------------

             TOTAL INVESTMENTS -- 100.5%          177,777,553
             (Cost $182,342,656)
             NET OTHER ASSETS AND
               LIABILITIES -- (0.5)%                 (883,649)
                                              ---------------
             NET ASSETS -- 100.0%             $   176,893,904
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $870,126 and the total value of the collateral held by the Fund is $878,064.

(c)   Rate shown reflects yield as of July 31, 2022.

(d)   This security serves as collateral for securities on loan.

                        See Notes to Financial Statements                Page 69


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $       870,126
Non-cash Collateral(2)                               (870,126)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       411,236
Non-cash Collateral(4)                               (411,236)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $     176,765,633   $     176,765,633   $              --   $              --
Money Market Funds..............................            600,684             600,684                  --                  --
Repurchase Agreements...........................            411,236                  --             411,236                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $     177,777,553   $     177,366,317   $         411,236   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

Page 70                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 0.6%
       4,525 HEICO Corp.                      $       713,638
         553 TransDigm Group, Inc. (a)                344,154
                                              ---------------
                                                    1,057,792
                                              ---------------
             AIR FREIGHT & LOGISTICS -- 1.3%
       7,609 Expeditors International of
                Washington, Inc.                      808,456
       3,271 FedEx Corp.                              762,438
       2,295 Forward Air Corp.                        240,814
       3,250 United Parcel Service, Inc.,
                Class B                               633,393
                                              ---------------
                                                    2,445,101
                                              ---------------
             AIRLINES -- 0.2%
      23,082 American Airlines Group,
                Inc. (a)                              316,454
                                              ---------------
             AUTO COMPONENTS -- 0.4%
       1,924 Dorman Products, Inc. (a)                194,497
       1,817 Fox Factory Holding Corp. (a)            171,997
       1,991 Gentherm, Inc. (a)                       128,539
       2,705 XPEL, Inc. (a) (b)                       165,790
                                              ---------------
                                                      660,823
                                              ---------------
             AUTOMOBILES -- 0.2%
         441 Tesla, Inc. (a)                          393,129
                                              ---------------
             BANKS -- 1.7%
       4,325 Bancorp (The), Inc. (a)                  106,395
       3,665 Customers Bancorp, Inc. (a)              139,966
       3,727 First Financial Bankshares, Inc.         164,659
       2,057 First Republic Bank                      334,694
       1,871 Lakeland Financial Corp.                 145,564
       1,222 Live Oak Bancshares, Inc.                 45,996
       8,310 OFG Bancorp                              228,276
      31,642 Regions Financial Corp.                  670,178
       2,782 ServisFirst Bancshares, Inc.             237,722
       2,823 Stock Yards Bancorp, Inc.                195,210
         366 SVB Financial Group (a)                  147,699
       1,350 Triumph Bancorp, Inc. (a)                 98,078
       2,550 UMB Financial Corp.                      230,775
       2,885 Veritex Holdings, Inc.                    89,262
       3,109 Western Alliance Bancorp                 237,465
                                              ---------------
                                                    3,071,939
                                              ---------------
             BEVERAGES -- 1.8%
       3,234 Celsius Holdings, Inc. (a)               287,697
      11,788 Coca-Cola (The) Co.                      756,436
         649 Coca-Cola Consolidated, Inc.             332,937
       8,018 Duckhorn Portfolio (The),
               Inc. (a)                               147,050
       2,109 MGP Ingredients, Inc.                    221,824
       8,000 Monster Beverage Corp. (a)               796,960
       4,450 PepsiCo, Inc.                            778,572
                                              ---------------
                                                    3,321,476
                                              ---------------
             BIOTECHNOLOGY -- 5.3%
       4,842 AbbVie, Inc.                             694,875
       2,940 ACADIA Pharmaceuticals,
               Inc. (a)                                43,189

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             BIOTECHNOLOGY (CONTINUED)
      12,281 Alkermes PLC (a)                 $       314,394
       3,633 Allogene Therapeutics, Inc. (a)           47,156
       2,971 Alnylam Pharmaceuticals,
                Inc. (a)                              422,001
      15,722 Amicus Therapeutics, Inc. (a)            156,591
       1,618 Apellis Pharmaceuticals, Inc. (a)         91,061
       6,664 Arcus Biosciences, Inc. (a)              177,196
       2,078 Arrowhead Pharmaceuticals,
                Inc. (a)                               88,377
      11,744 BioCryst Pharmaceuticals,
                Inc. (a)                              129,419
       9,298 Bridgebio Pharma, Inc. (a)                80,521
       1,928 CareDx, Inc. (a)                          45,867
       1,536 Celldex Therapeutics, Inc. (a)            47,186
       3,407 ChemoCentryx, Inc. (a)                    80,473
       4,816 CRISPR Therapeutics AG (a)               361,200
       4,298 Cytokinetics, Inc. (a)                   181,934
      16,765 Dynavax Technologies Corp. (a)           241,081
       5,285 Global Blood Therapeutics,
                Inc. (a)                              172,925
       8,315 Halozyme Therapeutics, Inc. (a)          406,603
       5,432 Horizon Therapeutics PLC (a)             450,693
      11,134 ImmunityBio, Inc. (a) (c)                 43,311
       2,100 Insmed, Inc. (a)                          46,452
      14,645 Ironwood Pharmaceuticals,
                Inc. (a)                              167,685
      19,057 Lyell Immunopharma, Inc. (a) (c)         106,147
       1,090 Mirati Therapeutics, Inc. (a)             70,196
       3,033 Moderna, Inc. (a)                        497,685
       2,065 Natera, Inc. (a)                          97,055
       3,002 Neurocrine Biosciences, Inc. (a)         282,578
       4,402 Prometheus Biosciences, Inc. (a)         187,833
       3,110 Prothena Corp. PLC (a)                    96,597
       5,269 PTC Therapeutics, Inc. (a)               229,465
      10,372 Recursion Pharmaceuticals, Inc.,
                Class A (a)                            87,747
       1,255 Regeneron Pharmaceuticals,
                Inc. (a)                              730,021
       2,125 REVOLUTION Medicines,
                Inc. (a)                               48,004
       1,282 Sage Therapeutics, Inc. (a)               44,114
       3,905 Sarepta Therapeutics, Inc. (a)           362,970
       2,449 Seagen, Inc. (a)                         440,771
       6,969 Travere Therapeutics, Inc. (a)           164,050
       1,553 United Therapeutics Corp. (a)            358,852
       4,243 Veracyte, Inc. (a)                       111,761
       1,645 Vericel Corp. (a)                         53,528
       2,632 Vertex Pharmaceuticals, Inc. (a)         738,039
      11,491 Vir Biotechnology, Inc. (a)              319,565
       6,169 Xencor, Inc. (a)                         176,989
                                              ---------------
                                                    9,694,157
                                              ---------------
             BUILDING PRODUCTS -- 1.9%
       4,014 A.O. Smith Corp.                         253,966
       2,269 AAON, Inc.                               136,526
       2,437 Advanced Drainage Systems,
                Inc.                                  289,028
       2,242 Allegion PLC                             236,979

                        See Notes to Financial Statements                Page 71


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BUILDING PRODUCTS (CONTINUED)
       1,952 Armstrong World Industries,
                Inc.                                $ 174,411
       4,371 AZEK (The) Co., Inc. (a)                  90,392
       6,813 Builders FirstSource, Inc. (a)           463,284
       1,533 Carlisle Cos., Inc.                      453,921
       2,049 CSW Industrials, Inc.                    244,794
       2,444 Fortune Brands Home &
                Security, Inc.                        170,298
       5,085 Hayward Holdings, Inc. (a)                59,342
      23,375 Janus International Group,
                Inc. (a)                              237,724
       3,016 Johnson Controls International
                PLC                                   162,593
         708 Lennox International, Inc.               169,587
       2,909 Simpson Manufacturing Co.,
                Inc.                                  300,442
       1,345 Trex Co., Inc. (a)                        86,779
                                              ---------------
                                                    3,530,066
                                              ---------------
             CAPITAL MARKETS -- 3.8%
       1,883 Affiliated Managers Group, Inc.          237,973
       3,861 Ares Management Corp.,
                Class A                               276,641
       3,493 Artisan Partners Asset
                Management, Inc., Class A             138,882
       6,620 AssetMark Financial Holdings,
                Inc. (a)                              125,714
         980 B. Riley Financial, Inc.                  50,509
       3,252 Blackstone, Inc.                         331,932
       9,370 Carlyle Group (The), Inc.                364,587
       2,586 Cboe Global Markets, Inc.                319,061
       4,695 Charles Schwab (The) Corp.               324,190
       1,449 CME Group, Inc.                          289,046
       2,301 Cohen & Steers, Inc.                     169,561
       3,071 Coinbase Global, Inc.,
                Class A (a) (c)                       193,350
       1,127 FactSet Research Systems, Inc.           484,249
       2,479 Focus Financial Partners, Inc.,
                Class A (a)                           100,226
       9,587 Golub Capital BDC, Inc. (c)              134,601
         617 Hamilton Lane, Inc., Class A              46,627
       4,635 Houlihan Lokey, Inc.                     391,936
       1,330 Interactive Brokers Group, Inc.,
                Class A                                78,058
       1,536 Intercontinental Exchange, Inc.          156,657
       9,360 KKR & Co., Inc.                          519,106
       4,291 Moelis & Co., Class A                    199,875
         908 Morningstar, Inc.                        231,858
         350 MSCI, Inc.                               168,469
       1,945 Nasdaq, Inc.                             351,850
       3,075 Northern Trust Corp.                     306,823
       4,049 Open Lending Corp., Class A (a)           41,948
       1,490 Piper Sandler Cos.                       188,038
       3,003 PJT Partners, Inc., Class A              214,654
       3,243 StepStone Group, Inc., Class A            86,393
       1,072 Tradeweb Markets, Inc., Class A           75,597

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             CAPITAL MARKETS (CONTINUED)
       5,156 Victory Capital Holdings, Inc.,
                Class A                       $       142,666
         727 Virtus Investment Partners, Inc.         149,995
                                              ---------------
                                                    6,891,072
                                              ---------------
             CHEMICALS -- 1.8%
       2,256 Balchem Corp.                            306,275
       8,650 CF Industries Holdings, Inc.             825,988
      12,792 Diversey Holdings Ltd. (a)                95,812
      16,443 Element Solutions, Inc.                  324,914
       7,905 Olin Corp.                               413,194
         831 Quaker Chemical Corp.                    134,797
       3,718 RPM International, Inc.                  336,107
       2,096 Sensient Technologies Corp.              180,214
       1,325 Sherwin-Williams (The) Co.               320,570
      12,690 Valvoline, Inc.                          408,872
                                              ---------------
                                                    3,346,743
                                              ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 2.8%
       3,477 Brink's (The) Co.                        197,981
       4,027 Casella Waste Systems, Inc.,
                Class A (a)                           325,986
       2,170 Cimpress PLC (a)                          87,212
       1,588 Cintas Corp.                             675,678
       3,987 Copart, Inc. (a)                         510,735
      13,285 Driven Brands Holdings, Inc. (a)         403,598
       6,699 IAA, Inc. (a)                         252,753
       5,667 Republic Services, Inc.               785,786
      16,990 Rollins, Inc.                         655,304
       2,143 Tetra Tech, Inc.                      328,458
       4,848 Waste Management, Inc.                797,787
                                              ---------------
                                                   5,021,278
                                              ---------------
             COMMUNICATIONS EQUIPMENT
                -- 1.1%
       3,164 Arista Networks, Inc. (a)                369,017
       2,473 Calix, Inc. (a)                          141,060
       3,202 Ciena Corp. (a)                          165,223
      13,796 CommScope Holding Co.,
                Inc. (a)                              124,578
      13,930 Extreme Networks, Inc. (a)               182,204
         478 F5, Inc. (a)                              79,998
       7,727 Infinera Corp. (a)                        50,612
       2,764 Lumentum Holdings, Inc. (a)              250,032
       2,067 Motorola Solutions, Inc.                 493,166
       2,756 Viasat, Inc. (a)                          90,755
                                              ---------------
                                                    1,946,645
                                              ---------------
             CONSTRUCTION & ENGINEERING
                -- 0.7%
       1,853 Ameresco, Inc., Class A (a)              106,028
       2,539 Comfort Systems USA, Inc.                268,271
       2,395 MYR Group, Inc. (a)                      228,076
       1,808 NV5 Global, Inc. (a)                     245,165
       9,028 WillScot Mobile Mini Holdings
                Corp. (a)                             348,571
                                              ---------------
                                                    1,196,111
                                              ---------------

Page 72                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CONSTRUCTION MATERIALS -- 0.4%
       1,997 Eagle Materials, Inc.            $       252,521
         991 Martin Marietta Materials, Inc.          348,911
       3,142 Summit Materials, Inc.,
                Class A (a)                            86,436
                                              ---------------
                                                      687,868
                                              ---------------
             CONSUMER FINANCE -- 0.6%
         618 Credit Acceptance Corp. (a) (c)          355,913
       3,654 Encore Capital Group, Inc. (a)           264,659
       5,859 Enova International, Inc. (a)            202,194
      10,629 LendingClub Corp. (a)                    147,212
       3,417 PRA Group, Inc. (a)                      136,133
                                              ---------------
                                                    1,106,111
                                              ---------------
             CONTAINERS & PACKAGING -- 0.6%
       3,665 Avery Dennison Corp.                     698,036
       6,338 Sealed Air Corp.                         387,378
                                              ---------------
                                                    1,085,414
                                              ---------------
             DISTRIBUTORS -- 0.2%
       1,233 Pool Corp.                               441,044
                                              ---------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.5%
       2,921 Coursera, Inc. (a)                        40,573
      10,358 H&R Block, Inc.                          413,906
       6,725 Mister Car Wash, Inc. (a)                 78,010
       5,293 Service Corp. International              394,117
      11,902 Vivint Smart Home, Inc. (a)               56,891
                                              ---------------
                                                      983,497
                                              ---------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.1%
       7,883 Compass Diversified Holdings             190,217
                                              ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.3%
       2,045 Cogent Communications
                Holdings, Inc.                        130,492
      68,641 Globalstar, Inc. (a)                      96,097
       7,793 Iridium Communications,
                Inc. (a)                              348,425
                                              ---------------
                                                      575,014
                                              ---------------
             ELECTRIC UTILITIES -- 0.6%
       2,712 MGE Energy, Inc.                         220,702
       7,659 NextEra Energy, Inc.                     647,109
       3,144 Otter Tail Corp.                         220,929
                                              ---------------
                                                    1,088,740
                                              ---------------
             ELECTRICAL EQUIPMENT -- 1.0%
       1,425 Acuity Brands, Inc.                      259,920
      15,337 Array Technologies, Inc. (a)             258,428
       4,407 Atkore, Inc. (a)                         437,483
       5,117 Bloom Energy Corp., Class A (a)          103,517
       5,345 ChargePoint Holdings,
                Inc. (a) (c)                           80,763
       2,031 Encore Wire Corp.                        281,233
      11,045 FuelCell Energy, Inc. (a)                 39,651
         686 Generac Holdings, Inc. (a)               184,054

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             ELECTRICAL EQUIPMENT (CONTINUED)
       2,513 Shoals Technologies Group, Inc.,
                Class A (a)                   $        59,382
       5,785 Stem, Inc. (a)                            65,544
         757 Vicor Corp. (a)                           55,231
                                              ---------------
                                                    1,825,206
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.2%
       1,703 Advanced Energy Industries,
                Inc.                                  152,401
       9,215 Amphenol Corp., Class A                  710,753
       1,536 Badger Meter, Inc.                       147,748
       3,962 Belden, Inc.                             256,421
       2,152 Keysight Technologies, Inc. (a)          349,915
       1,440 Littelfuse, Inc.                         401,573
         491 Zebra Technologies Corp.,
                Class A (a)                           175,626
                                              ---------------
                                                    2,194,437
                                              ---------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.6%
       4,193 Cactus, Inc., Class A                    174,387
      14,745 ChampionX Corp.                          308,023
      13,393 Patterson-UTI Energy, Inc.               221,654
       4,997 Valaris Ltd. (a)                         250,749
       7,976 Weatherford International
                PLC (a)                               184,485
                                              ---------------
                                                    1,139,298
                                              ---------------
             ENTERTAINMENT -- 0.8%
       5,400 AMC Entertainment Holdings,
                Inc., Class A (a) (c)                  78,624
      11,684 Liberty Media Corp.-Liberty
               Formula One, Class C (a)               791,825
       1,398 Madison Square Garden Sports
                Corp. (a)                             214,984
      33,402 Skillz, Inc. (a)                          52,775
       3,004 Warner Music Group Corp.,
                Class A                                90,120
       3,378 World Wrestling Entertainment,
                Inc., Class A                         234,129
                                              ---------------
                                                    1,462,457
                                              ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 6.4%
       4,058 Agree Realty Corp.                       322,976
       6,922 Alexander & Baldwin, Inc.                137,817
       4,129 American Homes 4 Rent,
                Class A                               156,407
       2,321 American Tower Corp.                     628,596
       1,759 Apartment Income REIT Corp.               79,753
         743 AvalonBay Communities, Inc.              158,957
       7,241 Brixmor Property Group, Inc.             167,846
       8,233 Broadstone Net Lease, Inc.               186,642
       1,074 Camden Property Trust                    151,541
       6,738 CareTrust REIT, Inc.                     139,140
       1,524 Centerspace                              130,896
       2,503 Cousins Properties, Inc.                  77,218
       1,762 Crown Castle International Corp.         318,323
       3,426 CubeSmart                                157,151

                        See Notes to Financial Statements                Page 73


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS (CONTINUED)
       2,285 Digital Realty Trust, Inc.       $       302,648
       7,884 Duke Realty Corp.                        493,223
       6,526 Easterly Government Properties,
                Inc.                                  132,282
         474 EastGroup Properties, Inc.                80,836
         451 Equinix, Inc.                            317,387
       6,148 Equity LifeStyle Properties, Inc.        452,001
       2,000 Equity Residential                       156,780
       5,782 Essential Properties Realty
                Trust, Inc.                           139,462
       1,744 Extra Space Storage, Inc.                330,523
       1,528 Federal Realty Investment Trust          161,372
       1,541 First Industrial Realty Trust,
                Inc.                                   80,055
       4,673 Four Corners Property Trust,
                Inc.                                  136,592
       4,787 Gaming and Leisure Properties,
                Inc.                                  248,876
       8,070 Healthcare Realty Trust, Inc.,           211,838
       2,140 Highwoods Properties, Inc.                76,120
       4,073 Independence Realty Trust, Inc.           90,421
       6,547 InvenTrust Properties Corp. (c)          187,703
       8,337 Invitation Homes, Inc.                   325,393
       6,011 Iron Mountain, Inc.                      291,473
       7,305 Kimco Realty Corp.                       161,514
       4,232 Kite Realty Group Trust                   84,174
       1,663 Lamar Advertising Co., Class A           168,063
       1,311 Life Storage, Inc.                       165,042
       4,792 Medical Properties Trust, Inc.            82,614
       1,698 Mid-America Apartment
                Communities, Inc.                     315,370
       5,105 National Retail Properties, Inc.         243,049
       2,923 National Storage Affiliates
                Trust                                 160,297
       1,365 NexPoint Residential Trust, Inc.          90,827
       2,812 PotlatchDeltic Corp.                     137,872
         949 Public Storage                           309,763
       9,787 Rayonier, Inc.                           369,459
       2,467 Regency Centers Corp.                    158,949
       5,350 Retail Opportunity Investments
                Corp.                                  93,411
       2,541 Rexford Industrial Realty, Inc.          166,207
       4,812 Ryman Hospitality Properties,
                Inc. (a)                              426,054
       1,354 SBA Communications Corp.                 454,660
       9,224 SITE Centers Corp.                       134,763
       3,723 Sun Communities, Inc.                    610,423
       1,313 Terreno Realty Corp.                      82,259
       8,963 Uniti Group, Inc.                         89,361
       8,169 Urban Edge Properties                    134,217
       6,377 Veris Residential, Inc. (a)               88,959
                                              ---------------
                                                   11,755,555
                                              ---------------
             FOOD & STAPLES RETAILING -- 0.8%
      10,954 Albertsons Cos., Inc., Class A           294,115
       5,871 BJ's Wholesale Club Holdings,
                Inc. (a)                              397,467
       1,547 Costco Wholesale Corp.                   837,391
                                              ---------------
                                                    1,528,973
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             FOOD PRODUCTS -- 0.7%
       3,447 Hershey (The) Co.                $       785,778
       9,952 Hostess Brands, Inc. (a)                 225,114
       5,588 Simply Good Foods (The)
                Co. (a)                               182,281
                                              ---------------
                                                    1,193,173
                                              ---------------
             GAS UTILITIES -- 0.3%
       1,303 Chesapeake Utilities Corp.               178,681
       5,539 National Fuel Gas Co.                    400,691
                                              ---------------
                                                      579,372
                                              ---------------
             HEALTH CARE EQUIPMENT
                & SUPPLIES -- 3.2%
       5,460 Abbott Laboratories                      594,266
         296 ABIOMED, Inc. (a)                         86,731
       1,014 AtriCure, Inc. (a)                        50,102
       2,980 Axonics, Inc. (a)                        193,313
         764 CONMED Corp.                              74,589
         461 Cooper (The) Cos., Inc.                  150,747
       2,725 CryoPort, Inc. (a)                       101,370
       3,120 Edwards Lifesciences Corp. (a)           313,685
       2,607 Globus Medical, Inc.,
                Class A (a)                           153,005
         438 Heska Corp. (a)                           40,073
       8,561 Hologic, Inc. (a)                        611,084
       1,827 Inari Medical, Inc. (a)                  141,739
       1,202 Inspire Medical Systems,
                Inc. (a)                              251,206
         663 Insulet Corp. (a)                        164,291
       4,063 Integra LifeSciences Holdings
                Corp. (a)                             223,628
       1,150 iRhythm Technologies, Inc. (a)           177,824
       3,197 Lantheus Holdings, Inc. (a)              245,274
         560 Masimo Corp. (a)                          80,965
       3,111 Merit Medical Systems, Inc. (a)          178,820
         414 Mesa Laboratories, Inc.                   88,286
       1,053 Novocure Ltd. (a)                         71,593
       1,286 Omnicell, Inc. (a)                       141,614
       3,012 QuidelOrtho Corp. (a)                    307,344
         689 ResMed, Inc.                             165,718
       1,914 Shockwave Medical, Inc. (a)              403,720
       1,190 STAAR Surgical Co. (a)                    96,033
       2,878 STERIS PLC                               649,421
                                              ---------------
                                                    5,756,441
                                              ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.4%
       5,283 1Life Healthcare, Inc. (a)                89,494
      11,700 AdaptHealth Corp. (a)                    258,687
       8,233 Agiliti, Inc. (a)                        180,220
      10,056 agilon health, Inc. (a)                  251,702
      14,799 Alignment Healthcare, Inc. (a)           217,249
       3,335 AMN Healthcare Services,
                Inc. (a)                              374,987
       2,188 Apollo Medical Holdings,
                Inc. (a)                              116,030
         623 Chemed Corp.                             299,719
       1,147 CorVel Corp. (a)                         189,129
       1,765 HCA Healthcare, Inc.                     374,921
       7,449 LifeStance Health Group,
                Inc. (a)                               44,396

Page 74                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES
                (CONTINUED)
       4,451 Oak Street Health, Inc. (a)      $       128,857
      13,165 Option Care Health, Inc. (a)             442,344
       1,426 Progyny, Inc. (a)                         43,536
      10,473 R1 RCM, Inc. (a)                         261,825
       4,886 RadNet, Inc. (a)                         100,505
       1,432 Surgery Partners, Inc. (a)                56,392
       2,784 Tenet Healthcare Corp. (a)               184,078
       1,444 UnitedHealth Group, Inc.                 783,139
                                              ---------------
                                                    4,397,210
                                              ---------------
             HEALTH CARE TECHNOLOGY -- 0.5%
       6,819 Certara, Inc. (a)                        156,769
       2,425 Doximity, Inc., Class A (a)              102,626
       6,873 Evolent Health, Inc.,
                Class A (a)                           233,613
       3,376 Phreesia, Inc. (a)                        79,302
       1,568 Schrodinger, Inc. (a)                     49,079
       1,498 Veeva Systems, Inc., Class A (a)         334,923
                                              ---------------
                                                      956,312
                                              ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.4%
       5,883 Boyd Gaming Corp.                        326,565
       3,771 Caesars Entertainment, Inc. (a)          172,297
         331 Chipotle Mexican Grill, Inc. (a)         517,757
       2,622 Choice Hotels International,
                Inc.                                  316,921
       1,528 Churchill Downs, Inc.                    320,575
       1,112 Domino's Pizza, Inc.                     436,026
      10,353 Everi Holdings, Inc. (a)                 198,881
       1,506 Jack in the Box, Inc.                    104,125
       3,114 Light & Wonder, Inc. (a)                 158,627
       3,004 McDonald's Corp.                         791,164
       6,580 Norwegian Cruise Line
                Holdings Ltd. (a)                      79,947
       1,752 Papa John's International, Inc.          167,999
       3,228 Planet Fitness, Inc.,
                Class A (a)                           254,399
       3,725 Red Rock Resorts, Inc., Class A          146,504
       4,137 Royal Caribbean Cruises Ltd. (a)         160,143
       4,969 SeaWorld Entertainment, Inc. (a)         237,170
       3,891 Six Flags Entertainment
                Corp. (a)                              88,209
       5,672 Starbucks Corp.                          480,872
      11,627 Wendy's (The) Co.                        244,516
       4,454 Wyndham Hotels & Resorts, Inc.           309,152
       5,227 Yum! Brands, Inc.                        640,517
                                              ---------------
                                                    6,152,366
                                              ---------------
             HOUSEHOLD DURABLES -- 0.8%
         862 Cavco Industries, Inc. (a)               222,215
       2,030 Installed Building Products,
                Inc.                                  205,882
       6,172 Skyline Champion Corp. (a)               390,688
       4,680 Sonos, Inc. (a)                          103,475
       6,848 Tempur Sealy International, Inc.         188,183
       1,751 TopBuild Corp. (a)                       370,722
                                              ---------------
                                                    1,481,165
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             HOUSEHOLD PRODUCTS -- 0.9%
       6,403 Church & Dwight Co., Inc.        $       563,272
       4,383 Energizer Holdings, Inc.                 129,430
       4,126 Procter & Gamble (The) Co.               573,143
       2,059 Spectrum Brands Holdings, Inc.           143,183
         839 WD-40 Co.                                148,813
                                              ---------------
                                                    1,557,841
                                              ---------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.3%
      10,501 Clearway Energy, Inc., Class C           394,207
       4,581 Sunnova Energy International,
                Inc. (a)                              119,198
                                              ---------------
                                                      513,405
                                              ---------------
             INSURANCE -- 1.8%
       2,200 Aon PLC, Class A                         640,288
       3,639 Arthur J. Gallagher & Co.                651,345
      92,779 Bright Health Group,
                Inc. (a) (c)                          155,869
       7,426 Brown & Brown, Inc.                      483,433
       6,992 BRP Group, Inc., Class A (a)             192,769
       1,593 Kinsale Capital Group, Inc.              387,433
       4,777 Marsh & McLennan Cos., Inc.              783,237
       1,214 Trupanion, Inc. (a)                       76,518
                                              ---------------
                                                    3,370,892
                                              ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 0.5%
       3,980 Alphabet, Inc., Class A (a)              462,954
       5,782 Cargurus, Inc. (a)                       140,445
      16,768 fuboTV, Inc. (a)                          42,088
         896 Meta Platforms, Inc.,
                Class A (a)                           142,554
         723 Shutterstock, Inc.                        40,849
       8,384 ZipRecruiter, Inc., Class A (a)          146,971
                                              ---------------
                                                      975,861
                                              ---------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 0.2%
       4,215 Chewy, Inc., Class A (a) (c)             163,584
       1,598 Revolve Group, Inc. (a)                   45,256
       3,662 Xometry, Inc., Class A (a) (c)           139,156
                                              ---------------
                                                      347,996
                                              ---------------
             IT SERVICES -- 4.4%
       2,137 Accenture PLC, Class A                   654,478
       1,581 Akamai Technologies, Inc. (a)            152,124
       2,825 Automatic Data Processing, Inc.          681,164
       2,557 BigCommerce Holdings, Inc.,
                Series 1 (a)                           40,017
       4,162 Broadridge Financial Solutions,
                Inc.                                  668,209
       2,158 Concentrix Corp.                         288,654
      14,891 Cyxtera Technologies, Inc. (a)           181,521
       1,769 DigitalOcean Holdings, Inc. (a)           72,494
       1,470 EPAM Systems, Inc. (a)                   513,398
       3,369 EVERTEC, Inc.                            131,357
       2,483 ExlService Holdings, Inc. (a)            418,063
       2,349 Flywire Corp. (a)                         55,108
       2,453 Gartner, Inc. (a)                        651,222
       4,208 GoDaddy, Inc., Class A (a)               312,149

                        See Notes to Financial Statements                Page 75


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
      10,039 Grid Dynamics Holdings,
                Inc. (a)                      $       189,436
       1,626 Jack Henry & Associates, Inc.            337,834
       5,107 Marqeta, Inc., Class A (a)                48,976
       1,373 Mastercard, Inc., Class A                485,754
       3,805 Paychex, Inc.                            488,105
      10,566 Payoneer Global, Inc. (a)                 56,422
       1,842 Perficient, Inc. (a)                     194,368
       6,570 Repay Holdings Corp. (a)                  88,038
      21,313 Sabre Corp. (a)                          131,075
       2,554 Shift4 Payments, Inc.,
                Class A (a)                            93,042
       4,036 Squarespace, Inc., Class A (a)            85,846
       2,487 SS&C Technologies Holdings,
                Inc.                                  147,156
       1,830 TTEC Holdings, Inc.                      133,901
      13,435 Verra Mobility Corp. (a)                 221,543
       2,201 Visa, Inc., Class A                      466,854
                                              ---------------
                                                    7,988,308
                                              ---------------
             LEISURE PRODUCTS -- 0.0%
       1,691 YETI Holdings, Inc. (a)                   85,852
                                              ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 3.2%
       2,498 Agilent Technologies, Inc.               334,982
      13,931 Avantor, Inc. (a)                        404,278
       1,015 Azenta, Inc.                              69,284
       4,664 Bruker Corp.                             319,717
         675 Charles River Laboratories
                International, Inc. (a)               169,114
       1,709 Danaher Corp.                            498,122
       2,734 IQVIA Holdings, Inc. (a)                 656,898
       5,151 Maravai LifeSciences Holdings,
                Inc., Class A (a)                     134,389
       1,956 Medpace Holdings, Inc. (a)               331,601
         258 Mettler-Toledo International,
                Inc. (a)                              348,230
       2,086 PerkinElmer, Inc.                        319,513
         901 Repligen Corp. (a)                       192,237
      11,205 Sotera Health Co. (a)                    215,136
       4,083 Syneos Health, Inc. (a)                  323,129
       1,092 Thermo Fisher Scientific, Inc.           653,464
       1,793 Waters Corp. (a)                         652,706
         478 West Pharmaceutical Services,
                Inc.                                  164,222
                                              ---------------
                                                    5,787,022
                                              ---------------
             MACHINERY -- 3.6%
       3,343 Crane Holdings Co.                       330,723
       1,447 Deere & Co.                              496,582
       2,445 Dover Corp.                              326,848
       2,061 EnPro Industries, Inc.                   192,662
       4,501 Evoqua Water Technologies
                Corp. (a)                             171,533
       4,994 Franklin Electric Co., Inc.              453,555
       2,463 Graco, Inc.                              165,415
       2,549 Helios Technologies, Inc.                175,422

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             MACHINERY (CONTINUED)
       5,153 Hillenbrand, Inc.                $       238,069
       3,266 IDEX Corp.                               681,778
       2,377 Illinois Tool Works, Inc.                493,846
       7,049 Ingersoll Rand, Inc.                     351,040
       1,158 Kadant, Inc.                             236,058
       1,589 Lindsay Corp.                            244,642
       1,751 Middleby (The) Corp. (a)                 253,352
       3,961 Mueller Industries, Inc.                 266,694
       1,084 Nordson Corp.                            250,393
       8,395 Otis Worldwide Corp.                     656,237
       4,542 Shyft Group (The), Inc.                  117,820
       2,896 Toro (The) Co.                           249,027
       1,787 Watts Water Technologies, Inc.,
                Class A                               246,838
                                              ---------------
                                                    6,598,534
                                              ---------------
             MEDIA -- 1.4%
       7,910 Altice USA, Inc., Class A (a)             83,134
         170 Cable One, Inc.                          234,036
         925 Charter Communications, Inc.,
                Class A (a)                           399,693
      38,708 Clear Channel Outdoor
                Holdings, Inc. (a)                     59,997
       5,249 iHeartMedia, Inc., Class A (a)            39,263
       4,171 Integral Ad Science Holding
                Corp. (a)                              39,499
       2,565 Liberty Broadband Corp.,
                Class C (a)                           279,405
       9,508 Magnite, Inc. (a)                         72,641
       2,246 Nexstar Media Group, Inc.,
                Class A                               423,079
       6,091 Sinclair Broadcast Group, Inc.,
                Class A                               133,027
      96,784 Sirius XM Holdings, Inc. (c)             646,517
       9,273 WideOpenWest, Inc. (a)                   170,438
                                              ---------------
                                                    2,580,729
                                              ---------------
             METALS & MINING -- 1.3%
       6,421 Alcoa Corp.                              326,765
      14,282 Cleveland-Cliffs, Inc. (a)               252,934
       1,170 Compass Minerals International,
                Inc.                                   43,559
      14,807 Freeport-McMoRan, Inc.                   467,161
       4,562 MP Materials Corp. (a)                   153,146
       7,103 Nucor Corp.                              964,588
       1,370 Royal Gold, Inc.                         143,535
                                              ---------------
                                                    2,351,688
                                              ---------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 0.1%
       6,440 Arbor Realty Trust, Inc.                 107,033
       1,094 Hannon Armstrong Sustainable
                Infrastructure Capital, Inc.           39,482
                                              ---------------
                                                      146,515
                                              ---------------
             MULTILINE RETAIL -- 0.3%
       1,659 Dillard's, Inc., Class A                 377,173
       6,019 Franchise Group, Inc.                    198,206
                                              ---------------
                                                      575,379
                                              ---------------

Page 76                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS
                -- 9.4%
      24,256 Antero Midstream Corp.           $       244,015
      11,937 Antero Resources Corp. (a)               473,183
      10,483 APA Corp.                                389,653
       1,475 Arch Resources, Inc.                     190,482
       4,308 Callon Petroleum Co. (a)                 198,340
      35,296 Centennial Resource
                Development, Inc.,
                Class A (a)                           235,071
       5,575 Cheniere Energy, Inc.                    833,909
       1,735 Chord Energy Corp.                       222,496
       6,997 Civitas Resources, Inc.                  412,543
      17,473 Comstock Resources, Inc. (a)             278,345
       8,257 ConocoPhillips                           804,480
       2,815 Denbury, Inc. (a)                        202,427
      13,457 Devon Energy Corp.                       845,772
       6,121 Diamondback Energy, Inc.                 783,610
       5,971 DT Midstream, Inc.                       328,584
       2,558 Enviva, Inc.                             178,114
       6,715 EOG Resources, Inc.                      746,842
      10,635 EQT Corp.                                468,259
      13,275 Equitrans Midstream Corp.                104,209
       7,000 Hess Corp.                               787,290
      34,099 Kosmos Energy Ltd. (a)                   216,188
      17,430 Magnolia Oil & Gas Corp.,
                Class A                               420,586
      32,989 Marathon Oil Corp.                       818,127
       7,853 Matador Resources Co.                    453,746
      12,119 Murphy Oil Corp.                         425,862
       8,356 Northern Oil and Gas, Inc.               240,904
      12,595 Occidental Petroleum Corp.               828,121
      13,362 ONEOK, Inc.                              798,246
       8,279 Ovintiv, Inc.                            422,974
       5,938 PDC Energy, Inc.                         390,067
       3,324 Pioneer Natural Resources Co.            787,622
      14,782 Range Resources Corp. (a)                488,841
      10,701 SM Energy Co.                            441,737
       6,131 Targa Resources Corp.                    423,713
         246 Texas Pacific Land Corp.                 451,127
      23,762 Williams (The) Cos., Inc.                810,047
                                              ---------------
                                                   17,145,532
                                              ---------------
             PAPER & FOREST PRODUCTS -- 0.2%
       5,585 Louisiana-Pacific Corp.                  355,374
                                              ---------------
             PERSONAL PRODUCTS -- 0.5%
       9,662 Beauty Health (The) Co. (a)              128,698
       6,880 elf Beauty, Inc. (a)                     230,686
         567 Estee Lauder (The) Cos., Inc.,
                Class A                               154,848
       2,311 Inter Parfums, Inc.                      192,899
       1,169 Medifast, Inc.                           196,614
                                              ---------------
                                                      903,745
                                              ---------------
             PHARMACEUTICALS -- 2.3%
       9,631 Bristol-Myers Squibb Co.                 710,575
       6,912 Catalent, Inc. (a)                       781,747
       2,287 Eli Lilly & Co.                          754,001

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             PHARMACEUTICALS (CONTINUED)
       4,328 Harmony Biosciences Holdings,
                Inc. (a)                      $       219,560
       6,410 Intra-Cellular Therapies,
                Inc. (a)                              346,909
       2,896 Pacira BioSciences, Inc. (a)             163,798
      14,145 Pfizer, Inc.                             714,464
       3,590 Prestige Consumer Healthcare,
                Inc. (a)                              216,513
       1,726 Zoetis, Inc.                             315,081
                                              ---------------
                                                    4,222,648
                                              ---------------
             PROFESSIONAL SERVICES -- 1.1%
       5,282 CBIZ, Inc. (a)                           240,965
       2,391 CoStar Group, Inc. (a)                   173,563
      14,605 Dun & Bradstreet Holdings,
                Inc. (a)                              230,175
       2,400 Exponent, Inc.                           241,176
       6,664 First Advantage Corp. (a)                 93,496
       3,441 Kforce, Inc.                             226,590
       7,682 Legalzoom.com, Inc. (a)                   80,507
       2,931 Robert Half International, Inc.          231,959
       1,805 TransUnion                               143,010
       4,083 Upwork, Inc. (a)                          75,780
       1,714 Verisk Analytics, Inc.                   326,089
                                              ---------------
                                                    2,063,310
                                              ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.5%
      11,473 Compass, Inc., Class A (a) (c)            43,827
       8,487 DigitalBridge Group, Inc. (a)             46,509
       6,217 eXp World Holdings, Inc.                  92,385
       6,560 Kennedy-Wilson Holdings, Inc.            135,529
       5,706 Marcus & Millichap, Inc.                 233,489
      12,849 Newmark Group, Inc., Class A             146,479
       5,027 Redfin Corp. (a)                          43,735
       3,141 St. Joe (The) Co.                        131,985
                                              ---------------
                                                      873,938
                                              ---------------
             ROAD & RAIL -- 2.2%
         459 AMERCO                                   246,520
       3,000 ArcBest Corp.                            265,800
       2,487 Avis Budget Group, Inc. (a)              452,709
      14,909 CSX Corp.                                482,008
       3,768 J.B. Hunt Transport Services,
                Inc.                                  690,561
       2,516 Landstar System, Inc.                    393,955
       5,510 Lyft, Inc., Class A (a)                   76,368
       2,315 Old Dominion Freight Line, Inc.          702,626
       1,168 Saia, Inc. (a)                           277,809
       2,031 Union Pacific Corp.                      461,646
                                              ---------------
                                                    4,050,002
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 4.5%
       5,017 ACM Research, Inc., Class A (a)           84,687
       3,537 Allegro MicroSystems, Inc. (a)            87,824
       1,587 Applied Materials, Inc.                  168,190
       3,079 Axcelis Technologies, Inc. (a)           216,546
         611 Broadcom, Inc.                           327,178
       3,400 Diodes, Inc. (a)                         276,658

                        See Notes to Financial Statements                Page 77


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
       3,798 Enphase Energy, Inc. (a)         $     1,079,316
       1,567 Entegris, Inc.                           172,213
       4,360 FormFactor, Inc. (a)                     155,042
       2,878 Impinj, Inc. (a)                         244,688
         930 KLA Corp.                                356,692
       3,017 Lattice Semiconductor Corp. (a)          185,545
       2,153 MaxLinear, Inc. (a)                       87,003
       2,486 Microchip Technology, Inc.               171,186
         713 MKS Instruments, Inc.                     84,277
       1,128 Monolithic Power Systems, Inc.           524,204
       2,004 NXP Semiconductors N.V.                  368,495
      11,793 ON Semiconductor Corp. (a)               787,537
       4,197 Onto Innovation, Inc. (a)                349,400
       3,902 Power Integrations, Inc.                 331,709
       4,644 QUALCOMM, Inc.                           673,659
       5,782 Rambus, Inc. (a)                         146,169
       2,662 Semtech Corp. (a)                        165,922
       1,044 Silicon Laboratories, Inc. (a)           153,969
         898 SiTime Corp. (a)                         167,010
       2,820 Texas Instruments, Inc.                  504,470
       4,174 Ultra Clean Holdings, Inc. (a)           140,246
       6,405 Veeco Instruments, Inc. (a)              139,629
                                              ---------------
                                                    8,149,464
                                              ---------------
             SOFTWARE -- 4.9%
       2,009 Alarm.com Holdings, Inc. (a)             142,177
         789 Altair Engineering, Inc.,
                Class A (a)                            46,480
       1,744 Alteryx, Inc., Class A (a)                84,462
         875 Appian Corp. (a)                          42,464
       2,197 Blackline, Inc. (a)                      138,894
      11,642 Box, Inc., Class A (a)                   331,098
       2,268 C3.ai, Inc., Class A (a)                  41,754
       2,888 Cadence Design Systems,
                Inc. (a)                              537,399
       2,685 CommVault Systems, Inc. (a)              150,602
         857 Crowdstrike Holdings, Inc.,
                Class A (a)                           157,345
       6,455 DoubleVerify Holdings, Inc. (a)          148,013
      13,944 Dropbox, Inc., Class A (a)               317,087
       3,662 Dynatrace, Inc. (a)                      137,801
      10,852 E2open Parent Holdings, Inc. (a)          73,251
       1,081 Elastic N.V. (a)                          86,361
       1,387 Envestnet, Inc. (a)                       80,821
       1,485 Everbridge, Inc. (a)                      37,333
         548 Fair Isaac Corp. (a)                     253,192
         803 Five9, Inc. (a)                           86,820
      10,486 Fortinet, Inc. (a)                       625,490
       2,777 InterDigital, Inc.                       170,480
         375 Intuit, Inc.                             171,064
       2,954 Jamf Holding Corp. (a)                    72,196
       1,605 LiveRamp Holdings, Inc. (a)               42,709
       1,277 Manhattan Associates, Inc. (a)           179,636
       7,756 Marathon Digital Holdings,
                Inc. (a) (c)                          100,750
         562 Microsoft Corp.                          157,776

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             SOFTWARE (CONTINUED)
       6,201 Oracle Corp.                     $       482,686
       3,407 PagerDuty, Inc. (a)                       88,344
       1,201 Palo Alto Networks, Inc. (a)             599,419
         515 Paycom Software, Inc. (a)                170,202
       1,258 Paylocity Holding Corp. (a)              259,060
       4,659 Progress Software Corp.                  218,787
       2,064 PTC, Inc. (a)                            254,656
       2,320 Qualys, Inc. (a)                         283,782
       9,885 Riot Blockchain, Inc. (a) (c)             72,358
         624 ServiceNow, Inc. (a)                     278,716
       1,633 Splunk, Inc. (a)                         169,685
         713 Sprout Social, Inc., Class A (a)          37,147
       1,942 SPS Commerce, Inc. (a)                   232,574
       1,954 Synopsys, Inc. (a)                       718,095
       4,834 Tenable Holdings, Inc. (a)               186,834
         434 Tyler Technologies, Inc. (a)             173,166
       8,611 Xperi Holding Corp.                      144,320
       9,163 Zeta Global Holdings Corp.,
                Class A (a)                            49,022
       1,338 Zoom Video Communications,
                Inc., Class A (a)                     138,965
                                              ---------------
                                                    8,971,273
                                              ---------------
             SPECIALTY RETAIL -- 3.4%
       4,990 Abercrombie & Fitch Co.,
                Class A (a)                            88,872
       5,939 Academy Sports & Outdoors,
                Inc.                                  255,555
       2,503 Advance Auto Parts, Inc.                 484,631
         345 AutoZone, Inc. (a)                       737,399
       2,450 Boot Barn Holdings, Inc. (a)             152,635
       6,396 Carvana Co. (a) (c)                      186,443
       1,942 Dick's Sporting Goods, Inc.              181,752
         645 Five Below, Inc. (a)                      81,960
       2,324 Floor & Decor Holdings, Inc.,
                Class A (a)                           187,245
       4,788 GameStop Corp., Class A (a) (c)          162,840
       1,580 Home Depot (The), Inc.                   475,485
       9,641 Leslie's, Inc. (a)                       146,158
       2,480 Lowe's Cos., Inc.                        474,994
       1,571 Murphy USA, Inc.                         446,730
       3,070 National Vision Holdings,
                Inc. (a)                               89,460
       1,174 O'Reilly Automotive, Inc. (a)            826,015
       4,106 Signet Jewelers Ltd. (c)                 250,302
       1,338 Sleep Number Corp. (a)                    60,290
       3,061 Tractor Supply Co.                       586,120
       1,978 Williams-Sonoma, Inc.                    285,663
                                              ---------------
                                                    6,160,549
                                              ---------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 0.6%
       3,169 Apple, Inc.                              514,994
       4,788 Avid Technology, Inc. (a)                134,351
      11,384 Pure Storage, Inc., Class A (a)          322,736
       2,022 Seagate Technology Holdings
                PLC                                   161,720
                                              ---------------
                                                    1,133,801
                                              ---------------

Page 78                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.5%
       1,503 Crocs, Inc. (a)                  $       107,675
       1,146 Deckers Outdoor Corp. (a)                358,939
       3,724 Kontoor Brands, Inc.                     135,926
       1,413 NIKE, Inc., Class B                      162,382
       5,242 Steven Madden Ltd.                       166,171
                                              ---------------
                                                      931,093
                                              ---------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.2%
       7,742 Columbia Financial, Inc. (a)             157,472
       1,519 Walker & Dunlop, Inc.                    171,100
                                              ---------------
                                                      328,572
                                              ---------------
             TOBACCO -- 0.6%
       7,102 Altria Group, Inc.                       311,494
       6,009 Philip Morris International, Inc.        583,774
      20,102 Vector Group Ltd.                        223,936
                                              ---------------
                                                    1,119,204
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.3%
      15,077 Custom Truck One Source,
                Inc. (a)                               93,327
       8,679 Fastenal Co.                             445,753
       4,743 GMS, Inc. (a)                            251,711
       1,623 Herc Holdings, Inc.                      201,285
       1,231 SiteOne Landscape Supply,
                Inc. (a)                              171,515
       1,632 W.W. Grainger, Inc.                      887,041
         919 Watsco, Inc.                             251,760
                                              ---------------
                                                    2,302,392
                                              ---------------
             WATER UTILITIES -- 0.6%
       1,524 American States Water Co.                132,847
       1,994 American Water Works Co., Inc.           309,947
       2,237 California Water Service Group           134,399
       6,384 Essential Utilities, Inc.                331,585
         963 Middlesex Water Co.                       91,591
       2,706 SJW Group                                177,676
                                              ---------------
                                                    1,178,045
                                              ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.1%
      10,430 Gogo, Inc. (a)                           181,065
                                              ---------------
             TOTAL COMMON STOCKS
                -- 99.9%                          182,422,685
             (Cost $172,220,855)              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.9%
   1,444,885 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (d) (e)                 $     1,444,885
     296,128 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.75% (d)                     296,128
                                              ---------------
             TOTAL MONEY MARKET FUNDS
               -- 0.9%                              1,741,013
             (Cost $1,741,013)                ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.7%
$  1,272,823 BNP Paribas S.A., 2.16% (d),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $1,273,052. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 01/31/28.
                The value of the collateral
                including accrued interest
                is $1,299,801. (e)                  1,272,823
             (Cost $1,272,823)                ---------------

             TOTAL INVESTMENTS -- 101.5%          185,436,521
             (Cost $175,234,691)
             NET OTHER ASSETS AND
               LIABILITIES -- (1.5)%               (2,750,842)
                                              ---------------
             NET ASSETS -- 100.0%             $   182,685,679
                                              ===============

(a)   Non-income producing security.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,678,068 and the total value of the collateral held by the Fund is $2,717,708.

(d)   Rate shown reflects yield as of July 31, 2022.

(e)   This security serves as collateral for securities on loan.

                        See Notes to Financial Statements                Page 79


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     2,678,068
Non-cash Collateral(2)                             (2,678,068)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,272,823
Non-cash Collateral(4)                             (1,272,823)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $     182,422,685   $     182,422,685   $              --   $              --
Money Market Funds..............................          1,741,013           1,741,013                  --                  --
Repurchase Agreements...........................          1,272,823                  --           1,272,823                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $     185,436,521   $     184,163,698   $       1,272,823   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

Page 80                 See Notes to Financial Statements


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             AEROSPACE & DEFENSE -- 0.4%
       5,466 BWX Technologies, Inc.           $       309,813
       2,280 Curtiss-Wright Corp.                     327,043
       1,383 Huntington Ingalls Industries,
                Inc.                                  299,890
                                              ---------------
                                                      936,746
                                              ---------------
             AIR FREIGHT & LOGISTICS -- 0.3%
       5,939 C.H. Robinson Worldwide, Inc.            657,447
                                              ---------------
             AIRLINES -- 1.0%
      30,070 Alaska Air Group, Inc. (a)             1,333,003
     107,908 JetBlue Airways Corp. (a)                908,585
                                              ---------------
                                                    2,241,588
                                              ---------------
             AUTO COMPONENTS -- 2.8%
      50,804 Adient PLC (a)                         1,716,159
      36,088 BorgWarner, Inc.                       1,387,945
      21,527 Gentex Corp.                             607,492
     140,555 Goodyear Tire & Rubber (The)
                Co. (a)                             1,726,015
       4,783 Lear Corp.                               722,903
                                              ---------------
                                                    6,160,514
                                              ---------------
             AUTOMOBILES -- 1.4%
      38,036 Harley-Davidson, Inc.                  1,438,141
      20,142 Thor Industries, Inc.                  1,698,575
                                              ---------------
                                                    3,136,716
                                              ---------------
             BANKS -- 7.5%
      32,088 Bank OZK                               1,286,729
      11,953 BOK Financial Corp.                    1,052,222
      25,643 Cadence Bank                             669,282
       8,205 Comerica, Inc.                           638,103
       9,292 East West Bancorp, Inc.                  666,980
      16,309 Eastern Bankshares, Inc.                 332,704
      83,169 F.N.B. Corp.                             994,701
         920 First Citizens BancShares, Inc.,
                Class A                               696,146
      20,375 Hancock Whitney Corp.                    994,504
      14,495 Home BancShares, Inc.                    342,082
      45,172 PacWest Bancorp                        1,266,171
      12,491 Pinnacle Financial Partners,
                Inc.                                  988,038
      11,739 Popular, Inc.                            911,768
       8,819 Prosperity Bancshares, Inc.              653,400
       7,804 SouthState Corp.                         661,545
      33,405 Synovus Financial Corp.                1,348,894
      17,170 United Bankshares, Inc.                  665,166
      57,840 Valley National Bancorp                  676,150
       7,141 Webster Financial Corp.                  331,699
       7,512 Wintrust Financial Corp.                 646,332
      17,743 Zions Bancorp N.A.                       967,881
                                              ---------------
                                                   16,790,497
                                              ---------------
             BEVERAGES -- 0.7%
      22,093 Molson Coors Beverage Co.,
                Class B                             1,320,057
       6,154 National Beverage Corp.                  333,423
                                              ---------------
                                                    1,653,480
                                              ---------------
             BIOTECHNOLOGY -- 0.1%
      14,462 Exelixis, Inc. (a)                       302,545
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             BUILDING PRODUCTS -- 1.6%
      20,260 Owens Corning                    $     1,878,912
      17,674 UFP Industries, Inc.                   1,629,720
                                              ---------------
                                                    3,508,632
                                              ---------------
             CAPITAL MARKETS -- 3.4%
      12,866 Evercore, Inc., Class A                1,286,214
      93,324 Invesco Ltd.                           1,655,568
      43,601 Jefferies Financial Group, Inc.        1,420,084
      27,869 Lazard Ltd., Class A                   1,049,825
      16,719 SEI Investments Co.                      925,564
      21,497 Stifel Financial Corp.                 1,285,736
                                              ---------------
                                                    7,622,991
                                              ---------------
             CHEMICALS -- 3.3%
       5,842 Ashland Global Holdings, Inc.            586,946
      15,022 Avient Corp.                             648,199
      13,616 Axalta Coating Systems Ltd. (a)          343,396
      37,609 Chemours (The) Co.                     1,338,504
      10,000 H.B. Fuller Co.                          642,000
      53,098 Huntsman Corp.                         1,537,718
       7,622 Scotts Miracle-Gro (The) Co.             677,977
      15,358 Westlake Corp.                         1,494,948
                                              ---------------
                                                    7,269,688
                                              ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.3%
       6,869 Clean Harbors, Inc. (a)                  670,346
                                              ---------------
             COMMUNICATIONS EQUIPMENT
                -- 0.1%
      10,565 Juniper Networks, Inc.                   296,137
                                              ---------------
             CONSTRUCTION & ENGINEERING
                -- 1.2%
      20,111 API Group Corp. (a)                      356,166
       5,847 EMCOR Group, Inc.                        680,415
       8,403 MasTec, Inc. (a)                         663,249
      33,466 MDU Resources Group, Inc.                956,124
                                              ---------------
                                                    2,655,954
                                              ---------------
             CONSUMER FINANCE -- 0.8%
      32,216 OneMain Holdings, Inc.                 1,198,435
      37,775 SLM Corp.                                589,290
                                              ---------------
                                                    1,787,725
                                              ---------------
             CONTAINERS & PACKAGING -- 1.7%
      22,039 Berry Global Group, Inc. (a)           1,270,548
      14,686 Graphic Packaging Holding Co.            326,763
      14,563 Silgan Holdings, Inc.                    648,054
      37,785 Westrock Co.                           1,600,573
                                              ---------------
                                                    3,845,938
                                              ---------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.5%
     146,863 ADT, Inc.                              1,072,100
                                              ---------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 1.0%
      34,643 Equitable Holdings, Inc.                 984,901
      20,228 Voya Financial, Inc.                   1,216,916
                                              ---------------
                                                    2,201,817
                                              ---------------

                        See Notes to Financial Statements                Page 81


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.4%
      63,946 Frontier Communications
                Parent, Inc. (a)              $     1,656,841
     137,978 Lumen Technologies, Inc.               1,502,580
                                              ---------------
                                                    3,159,421
                                              ---------------
             ELECTRIC UTILITIES -- 2.5%
       7,362 Hawaiian Electric Industries,
                Inc.                                  311,413
       2,841 IDACORP, Inc.                            317,397
      39,436 NRG Energy, Inc.                       1,488,709
      31,230 OGE Energy Corp.                       1,282,928
      16,471 Pinnacle West Capital Corp.            1,210,124
      18,688 Portland General Electric Co.            959,442
                                              ---------------
                                                    5,570,013
                                              ---------------
             ELECTRICAL EQUIPMENT -- 0.8%
       1,686 Hubbell, Inc.                            369,268
       7,958 Regal Rexnord Corp.                    1,068,759
      12,888 Sunrun, Inc. (a)                         421,309
                                              ---------------
                                                    1,859,336
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 3.9%
      13,429 Arrow Electronics, Inc. (a)            1,721,195
      35,105 Avnet, Inc.                            1,680,476
      17,726 II-VI, Inc. (a)                          933,097
       9,595 IPG Photonics Corp. (a)                1,022,635
      17,636 Jabil, Inc.                            1,046,520
       9,914 TD SYNNEX Corp.                          995,564
      52,382 Vontier Corp.                          1,351,456
                                              ---------------
                                                    8,750,943
                                              ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 2.7%
      13,455 Douglas Emmett, Inc.                     318,076
      19,200 Host Hotels & Resorts, Inc.              341,952
      32,038 Omega Healthcare Investors,
                Inc.                                  993,178
      17,255 Physicians Realty Trust                  306,622
      32,617 SL Green Realty Corp. (b)              1,619,434
      23,906 Spirit Realty Capital, Inc.            1,059,992
      23,088 STORE Capital Corp.                      670,014
      21,062 Vornado Realty Trust                     640,074
                                              ---------------
                                                    5,949,342
                                              ---------------
             FOOD & STAPLES RETAILING -- 0.4%
       3,256 Casey's General Stores, Inc.             659,828
       9,813 US Foods Holding Corp. (a)               309,110
                                              ---------------
                                                      968,938
                                              ---------------
             FOOD PRODUCTS -- 2.4%
       6,267 Campbell Soup Co.                        309,276
      15,103 Darling Ingredients, Inc. (a)          1,046,336
      13,661 Ingredion, Inc.                        1,242,878
      14,623 Post Holdings, Inc. (a)                1,271,324
         388 Seaboard Corp.                         1,575,528
                                              ---------------
                                                    5,445,342
                                              ---------------
             GAS UTILITIES -- 1.2%
       7,416 ONE Gas, Inc.                            629,915

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             GAS UTILITIES (CONTINUED)
       3,459 Southwest Gas Holdings, Inc.     $       300,795
      38,988 UGI Corp.                              1,682,722
                                              ---------------
                                                    2,613,432
                                              ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.1%
      25,279 DENTSPLY SIRONA, Inc.                    914,089
      16,421 Enovis Corp. (a)                         980,662
      15,623 Envista Holdings Corp. (a)               635,075
                                              ---------------
                                                    2,529,826
                                              ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.0%
       4,454 Acadia Healthcare Co., Inc. (a)          369,281
       2,865 Amedisys, Inc. (a)                       343,370
       7,530 DaVita, Inc. (a)                         633,725
      10,741 Encompass Health Corp.                   543,710
       7,845 Henry Schein, Inc. (a)                   618,421
       8,437 Premier, Inc., Class A                   324,487
      14,946 Universal Health Services, Inc.,
                Class B                             1,680,977
                                              ---------------
                                                    4,513,971
                                              ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.1%
       8,425 Hilton Grand Vacations, Inc. (a)         343,487
      39,588 Penn National Gaming, Inc. (a)         1,367,766
       4,113 Texas Roadhouse, Inc.                    358,736
       7,757 Travel + Leisure Co.                     334,404
                                              ---------------
                                                    2,404,393
                                              ---------------
             HOUSEHOLD DURABLES -- 4.7%
       3,707 Helen of Troy Ltd. (a)                   495,960
      26,118 Leggett & Platt, Inc.                  1,035,317
      20,764 Meritage Homes Corp. (a)               1,833,461
      12,130 Mohawk Industries, Inc. (a)            1,558,462
      47,436 Newell Brands, Inc.                      958,682
      37,985 PulteGroup, Inc.                       1,656,906
      33,754 Toll Brothers, Inc.                    1,660,022
       7,777 Whirlpool Corp.                        1,344,410
                                              ---------------
                                                   10,543,220
                                              ---------------
             HOUSEHOLD PRODUCTS -- 0.1%
      11,039 Reynolds Consumer Products,
                Inc.                                  320,793
                                              ---------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.5%
      39,526 Vistra Corp.                           1,021,747
                                              ---------------
             INSURANCE -- 6.0%
      32,929 American Equity Investment
                Life Holding Co.                    1,236,813
       6,506 American Financial Group, Inc.           869,722
      21,094 Axis Capital Holdings Ltd.             1,065,036
      29,360 Brighthouse Financial, Inc. (a)        1,274,811
       1,407 Enstar Group Ltd. (a)                    278,474
       4,297 Everest Re Group Ltd.                  1,123,021
      28,444 First American Financial Corp.         1,649,752
       6,178 Globe Life, Inc.                         622,310

Page 82                 See Notes to Financial Statements


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
       2,060 Hanover Insurance Group (The),
                Inc.                          $       281,128
      25,747 Lincoln National Corp.                 1,321,851
      67,321 Old Republic International Corp.       1,566,560
       2,515 Primerica, Inc.                          323,655
       2,568 Reinsurance Group of America,
                Inc.                                  297,323
       3,464 Selective Insurance Group, Inc.          269,707
      35,398 Unum Group                             1,139,462
                                              ---------------
                                                   13,319,625
                                              ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 0.7%
       3,964 IAC/InterActiveCorp. (a)                 271,534
      16,159 Ziff Davis, Inc. (a)                   1,323,260
                                              ---------------
                                                    1,594,794
                                              ---------------
             IT SERVICES -- 1.9%
      39,730 DXC Technology Co. (a)                 1,255,468
       7,107 Genpact Ltd.                             341,704
      92,353 Kyndryl Holdings, Inc. (a)               966,936
       9,632 Maximus, Inc.                            643,899
      54,837 Western Union (The) Co.                  933,326
                                              ---------------
                                                    4,141,333
                                              ---------------
             LEISURE PRODUCTS -- 2.1%
      18,419 Brunswick Corp.                        1,475,730
      44,275 Callaway Golf Co. (a)                  1,016,111
       3,678 Hasbro, Inc.                             289,532
      53,929 Mattel, Inc. (a)                       1,251,153
       6,066 Polaris, Inc.                            711,421
                                              ---------------
                                                    4,743,947
                                              ---------------
             MACHINERY -- 3.2%
      12,201 AGCO Corp.                             1,328,933
      23,490 Allison Transmission Holdings,
                Inc.                                  983,526
       6,255 Donaldson Co., Inc.                      340,334
       8,956 ITT, Inc.                                671,969
       2,439 Lincoln Electric Holdings, Inc.          344,972
      10,996 Oshkosh Corp.                            946,756
       4,584 Snap-on, Inc.                          1,027,045
      22,700 Timken (The) Co.                       1,484,126
                                              ---------------
                                                    7,127,661
                                              ---------------
             MARINE -- 0.9%
      20,657 Matson, Inc.                           1,893,627
                                              ---------------
             MEDIA -- 1.3%
      83,958 DISH Network Corp.,
                Class A (a)                         1,458,351
      10,791 New York Times (The) Co.,
                Class A                               344,772
      57,973 News Corp., Class A                      993,657
                                              ---------------
                                                    2,796,780
                                              ---------------
             METALS & MINING -- 3.3%
      45,479 Commercial Metals Co.                  1,801,878
       8,863 Reliance Steel & Aluminum Co.          1,686,186
      22,758 Steel Dynamics, Inc.                   1,772,393

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             METALS & MINING (CONTINUED)
      84,048 United States Steel Corp.        $     1,987,735
                                              ---------------
                                                    7,248,192
                                              ---------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 2.5%
     254,708 Annaly Capital Management,
                Inc.                                1,752,391
      32,640 Blackstone Mortgage Trust, Inc.,
                Class A                             1,010,861
     161,516 New Residential Investment
                Corp.                               1,762,139
      43,235 Starwood Property Trust, Inc.          1,021,211
                                              ---------------
                                                    5,546,602
                                              ---------------
             MULTILINE RETAIL -- 1.2%
      42,178 Kohl's Corp.                           1,229,067
      82,170 Macy's, Inc.                           1,450,300
                                              ---------------
                                                    2,679,367
                                              ---------------
             MULTI-UTILITIES -- 0.6%
       8,275 Black Hills Corp.                        638,830
      20,417 NiSource, Inc.                           620,677
                                              ---------------
                                                    1,259,507
                                              ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 0.6%
      26,667 HF Sinclair Corp.                      1,275,216
                                              ---------------
             PERSONAL PRODUCTS -- 0.2%
      75,174 Coty, Inc., Class A (a)                  550,274
                                              ---------------
             PHARMACEUTICALS -- 0.4%
      26,763 Organon & Co.                            848,922
                                              ---------------
             PROFESSIONAL SERVICES -- 2.0%
      44,602 Alight, Inc., Class A (a)                336,299
      13,342 ASGN, Inc. (a)                         1,384,366
       2,136 CACI International, Inc.,
                Class A (a)                           645,691
       2,990 Leidos Holdings, Inc.                    319,930
      11,820 ManpowerGroup, Inc.                      926,806
       3,233 Science Applications
                International Corp.                   313,181
       7,759 TriNet Group, Inc. (a)                   640,118
                                              ---------------
                                                    4,566,391
                                              ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 1.0%
      13,273 Howard Hughes (The) Corp. (a)            940,923
       6,887 Jones Lang LaSalle, Inc. (a)           1,313,144
                                              ---------------
                                                    2,254,067
                                              ---------------
             ROAD & RAIL -- 2.6%
      57,019 Hertz Global Holdings,
                Inc. (a) (b)                        1,221,347
      32,519 Knight-Swift Transportation
                Holdings, Inc.                      1,786,919
      21,184 Ryder System, Inc.                     1,659,131
      18,756 XPO Logistics, Inc. (a)                1,120,483
                                              ---------------
                                                    5,787,880
                                              ---------------

                        See Notes to Financial Statements                Page 83


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.7%
      88,809 Amkor Technology, Inc.           $     1,791,278
      12,453 Cirrus Logic, Inc. (a)                 1,064,233
       8,837 First Solar, Inc. (a)                    876,365
                                              ---------------
                                                    3,731,876
                                              ---------------
             SOFTWARE -- 0.4%
      23,259 ACI Worldwide, Inc. (a)                  663,579
       4,207 Dolby Laboratories, Inc.,
                Class A                               325,622
                                              ---------------
                                                      989,201
                                              ---------------
             SPECIALTY RETAIL -- 4.7%
     134,643 American Eagle Outfitters, Inc.        1,621,102
      10,776 AutoNation, Inc. (a)                   1,279,542
      59,616 Foot Locker, Inc.                      1,691,306
      73,076 Gap (The), Inc.                          702,991
       5,478 Lithia Motors, Inc.                    1,453,204
      11,503 Penske Automotive Group, Inc.          1,316,978
      61,277 Petco Health & Wellness Co.,
                Inc. (a) (b)                          852,976
      43,058 Victoria's Secret & Co. (a)            1,591,424
                                              ---------------
                                                   10,509,523
                                              ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 3.4%
      12,814 Carter's, Inc.                         1,044,085
      16,823 Columbia Sportswear Co.                1,245,070
      58,515 Hanesbrands, Inc.                        654,198
      26,458 PVH Corp.                              1,638,279
      10,076 Ralph Lauren Corp.                       993,796
      42,308 Skechers U.S.A., Inc.,
                Class A (a)                         1,606,011
       9,865 Tapestry, Inc.                           331,760
                                              ---------------
                                                    7,513,199
                                              ---------------
             THRIFTS & MORTGAGE FINANCE
                -- 2.9%
      38,697 Essent Group Ltd.                      1,615,987
     119,472 MGIC Investment Corp.                  1,689,334
     131,902 New York Community Bancorp,
               Inc.                                 1,400,799
      76,606 Radian Group, Inc.                     1,713,676
                                              ---------------
                                                    6,419,796
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 3.3%
      36,023 Air Lease Corp.                        1,336,814
      11,723 Beacon Roofing Supply, Inc. (a)          703,614
       8,016 MSC Industrial Direct Co., Inc.,
                Class A                               662,603
      28,591 Triton International Ltd.              1,832,111
      48,421 Univar Solutions, Inc. (a)             1,309,304
      11,243 WESCO International, Inc. (a)          1,437,305
                                              ---------------
                                                    7,281,751
                                              ---------------
             TOTAL COMMON STOCKS
               -- 99.8%                           222,541,109
             (Cost $233,010,844)              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.6%
   1,234,789 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (c) (d)                 $     1,234,789
             (Cost $1,234,789)                ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.5%
$  1,087,745 BNP Paribas S.A., 2.16% (c),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $1,087,941. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 01/31/28.
                The value of the collateral
                including accrued interest
                is $1,110,801. (d)                  1,087,745
             (Cost $1,087,745)                ---------------

             TOTAL INVESTMENTS -- 100.9%          224,863,643
             (Cost $235,333,378)
             NET OTHER ASSETS AND
               LIABILITIES -- (0.9)%               (1,970,050)
                                              ---------------
             NET ASSETS -- 100.0%             $   222,893,593
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,337,774 and the total value of the collateral held by the Fund is $2,322,534.

(c)   Rate shown reflects yield as of July 31, 2022.

(d)   This security serves as collateral for securities on loan.

Page 84                 See Notes to Financial Statements


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     2,337,774
Non-cash Collateral(2)                             (2,322,534)
                                              ---------------
Net Amount                                    $        15,240
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On July 29, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from July 28 to July 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,087,745
Non-cash Collateral(4)                             (1,087,745)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 85


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $     222,541,109   $     222,541,109   $              --   $              --
Money Market Funds..............................          1,234,789           1,234,789                  --                  --
Repurchase Agreements...........................          1,087,745                  --           1,087,745                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $     224,863,643   $     223,775,898   $       1,087,745   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

Page 86                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AIRLINES -- 0.6%
     116,924 American Airlines Group,
                Inc. (a)                      $     1,603,028
                                              ---------------
             AUTO COMPONENTS -- 0.3%
       9,204 Fox Factory Holding Corp. (a)            871,251
                                              ---------------
             BANKS -- 1.6%
      18,877 First Financial Bankshares, Inc.         833,986
      14,089 ServisFirst Bancshares, Inc.           1,203,905
      12,914 UMB Financial Corp.                    1,168,717
      15,750 Western Alliance Bancorp               1,202,985
                                              ---------------
                                                    4,409,593
                                              ---------------
             BEVERAGES -- 0.6%
       3,287 Coca-Cola Consolidated, Inc.           1,686,231
                                              ---------------
             BIOTECHNOLOGY -- 5.0%
      62,210 Alkermes PLC (a)                       1,592,576
       8,197 Apellis Pharmaceuticals,
                Inc. (a)                              461,327
      10,527 Arrowhead Pharmaceuticals,
                Inc. (a)                              447,713
      24,397 CRISPR Therapeutics AG (a)             1,829,775
      42,120 Halozyme Therapeutics, Inc. (a)        2,059,668
       5,521 Mirati Therapeutics, Inc. (a)            355,553
      10,459 Natera, Inc. (a)                         491,573
      15,209 Neurocrine Biosciences, Inc. (a)       1,431,623
      19,779 Sarepta Therapeutics, Inc. (a)         1,838,458
       7,864 United Therapeutics Corp. (a)          1,817,135
      58,210 Vir Biotechnology, Inc. (a)            1,618,820
                                              ---------------
                                                   13,944,221
                                              ---------------
             BUILDING PRODUCTS -- 4.9%
      20,336 A.O. Smith Corp.                       1,286,659
      12,345 Advanced Drainage Systems,
                Inc.                                1,464,117
      11,358 Allegion PLC                           1,200,541
       9,889 Armstrong World Industries,
                Inc.                                  883,582
      22,142 AZEK (The) Co., Inc. (a)                 457,896
      34,511 Builders FirstSource, Inc. (a)         2,346,748
       7,766 Carlisle Cos., Inc.                    2,299,513
      12,380 Fortune Brands Home &
                Security, Inc.                        862,638
      25,757 Hayward Holdings, Inc. (a)               300,584
       3,588 Lennox International, Inc.               859,434
      14,736 Simpson Manufacturing Co., Inc.        1,521,934
       6,811 Trex Co., Inc. (a)                       439,446
                                              ---------------
                                                   13,923,092
                                              ---------------
             CAPITAL MARKETS -- 3.2%
       9,537 Affiliated Managers Group, Inc.        1,205,286
      19,556 Ares Management Corp., Class A         1,401,188
      13,098 Cboe Global Markets, Inc.              1,616,031
      11,658 Cohen & Steers, Inc.                     859,078
      23,480 Houlihan Lokey, Inc.                   1,985,469
       6,738 Interactive Brokers Group, Inc.,
                Class A                               395,453
       4,598 Morningstar, Inc.                      1,174,099

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             CAPITAL MARKETS (CONTINUED)
       5,431 Tradeweb Markets, Inc.,
                Class A                       $       382,994
                                              ---------------
                                                    9,019,598
                                              ---------------
             CHEMICALS -- 3.2%
      11,427 Balchem Corp.                          1,551,329
      83,292 Element Solutions, Inc.                1,645,850
      40,044 Olin Corp.                             2,093,100
      18,834 RPM International, Inc.                1,702,594
      64,282 Valvoline, Inc.                        2,071,166
                                              ---------------
                                                    9,064,039
                                              ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 2.4%
      20,399 Casella Waste Systems, Inc.,
                Class A (a)                         1,651,299
      67,293 Driven Brands Holdings, Inc. (a)       2,044,361
      33,932 IAA, Inc. (a)                          1,280,254
      10,857 Tetra Tech, Inc.                       1,664,053
                                              ---------------
                                                    6,639,967
                                              ---------------
             COMMUNICATIONS EQUIPMENT
                -- 0.9%
      16,221 Ciena Corp. (a)                          837,004
       2,422 F5, Inc. (a)                             405,346
      14,001 Lumentum Holdings, Inc. (a)            1,266,530
                                              ---------------
                                                    2,508,880
                                              ---------------
             CONSTRUCTION & ENGINEERING
                -- 0.6%
      45,731 WillScot Mobile Mini Holdings
                Corp. (a)                           1,765,674
                                              ---------------
             CONSTRUCTION MATERIALS -- 0.6%
      10,114 Eagle Materials, Inc.                  1,278,915
      15,915 Summit Materials, Inc.,
                Class A (a)                           437,822
                                              ---------------
                                                    1,716,737
                                              ---------------
             CONSUMER FINANCE -- 0.6%
       3,132 Credit Acceptance Corp. (a) (b)        1,803,750
                                              ---------------
             CONTAINERS & PACKAGING -- 0.7%
      32,108 Sealed Air Corp.                       1,962,441
                                              ---------------
             DIVERSIFIED CONSUMER SERVICES
                -- 1.6%
      52,470 H&R Block, Inc.                        2,096,701
      34,067 Mister Car Wash, Inc. (a)                395,177
      26,812 Service Corp. International            1,996,422
                                              ---------------
                                                    4,488,300
                                              ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.6%
      39,473 Iridium Communications, Inc. (a)       1,764,838
                                              ---------------
             ELECTRICAL EQUIPMENT -- 1.4%
       7,218 Acuity Brands, Inc.                    1,316,563
      22,326 Atkore, Inc. (a)                       2,216,302
      27,074 ChargePoint Holdings,
                Inc. (a) (b)                          409,088
                                              ---------------
                                                    3,941,953
                                              ---------------

                        See Notes to Financial Statements                Page 87


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.7%
       7,295 Littelfuse, Inc.                 $     2,034,357
                                              ---------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.6%
      74,690 ChampionX Corp.                        1,560,274
                                              ---------------
             ENTERTAINMENT -- 0.3%
      27,354 AMC Entertainment Holdings,
                Inc., Class A (a) (b)                 398,274
      15,215 Warner Music Group Corp.,
                Class A                               456,450
                                              ---------------
                                                      854,724
                                              ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 7.6%
      20,554 Agree Realty Corp.                     1,635,893
      20,917 American Homes 4 Rent,
                Class A                               792,336
       8,910 Apartment Income REIT Corp.              403,979
      36,680 Brixmor Property Group, Inc.             850,242
      12,681 Cousins Properties, Inc.                 391,209
      17,353 CubeSmart                                795,982
       2,401 EastGroup Properties, Inc.               409,467
       7,743 Federal Realty Investment Trust          817,738
       7,807 First Industrial Realty Trust,
                Inc.                                  405,574
      24,247 Gaming and Leisure Properties,
                Inc.                                1,260,602
      40,880 Healthcare Realty Trust, Inc.          1,073,100
      10,841 Highwoods Properties, Inc.               385,614
      30,450 Iron Mountain, Inc.                    1,476,520
      21,437 Kite Realty Group Trust                  426,382
       8,427 Lamar Advertising Co., Class A           851,633
       6,639 Life Storage, Inc.                       835,784
      24,273 Medical Properties Trust, Inc.           418,467
      25,859 National Retail Properties, Inc.       1,231,147
      14,805 National Storage Affiliates
                Trust                                 811,906
      49,579 Rayonier, Inc.                         1,871,607
      12,499 Regency Centers Corp.                    805,311
      12,872 Rexford Industrial Realty, Inc.          841,958
      24,375 Ryman Hospitality Properties,
                Inc. (a)                            2,158,162
       6,650 Terreno Realty Corp.                     416,622
                                              ---------------
                                                   21,367,235
                                              ---------------
             FOOD & STAPLES RETAILING -- 1.3%
      55,487 Albertsons Cos., Inc., Class A         1,489,826
      29,737 BJ's Wholesale Club Holdings,
                Inc. (a)                            2,013,195
                                              ---------------
                                                    3,503,021
                                              ---------------
             GAS UTILITIES -- 0.7%
      28,058 National Fuel Gas Co.                  2,029,716
                                              ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 3.2%
       1,497 ABIOMED, Inc. (a)                        438,636
       3,871 CONMED Corp.                             377,926
      13,205 Globus Medical, Inc., Class A (a)        775,001
       6,087 Inspire Medical Systems, Inc. (a)      1,272,122

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                (CONTINUED)
      20,581 Integra LifeSciences Holdings
                Corp. (a)                     $     1,132,778
       2,837 Masimo Corp. (a)                         410,174
       5,333 Novocure Ltd. (a)                        362,591
       6,517 Omnicell, Inc. (a)                       717,652
      15,256 QuidelOrtho Corp. (a)                  1,556,722
       9,694 Shockwave Medical, Inc. (a)            2,044,755
                                              ---------------
                                                    9,088,357
                                              ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.5%
      50,937 agilon health, Inc. (a)                1,274,953
      16,893 AMN Healthcare Services,
                Inc. (a)                            1,899,449
       3,158 Chemed Corp.                           1,519,282
      22,545 Oak Street Health, Inc. (a)              652,678
      66,688 Option Care Health, Inc. (a)           2,240,717
      53,051 R1 RCM, Inc. (a)                       1,326,275
      14,104 Tenet Healthcare Corp. (a)               932,556
                                              ---------------
                                                    9,845,910
                                              ---------------
             HEALTH CARE TECHNOLOGY -- 0.3%
      34,543 Certara, Inc. (a)                        794,144
                                              ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 4.4%
      29,801 Boyd Gaming Corp.                      1,654,254
      13,281 Choice Hotels International, Inc.      1,605,274
       7,741 Churchill Downs, Inc.                  1,624,062
      15,775 Light & Wonder, Inc. (a)                 803,579
      33,332 Norwegian Cruise Line
                Holdings Ltd. (a)                     404,984
       8,875 Papa John's International, Inc.          851,024
      16,350 Planet Fitness, Inc.,
                Class A (a)                         1,288,543
      25,169 SeaWorld Entertainment, Inc. (a)       1,201,316
      58,896 Wendy's (The) Co.                      1,238,583
      22,559 Wyndham Hotels & Resorts, Inc.         1,565,820
                                              ---------------
                                                   12,237,439
                                              ---------------
             HOUSEHOLD DURABLES -- 1.7%
      31,266 Skyline Champion Corp. (a)             1,979,138
      34,689 Tempur Sealy International, Inc.         953,254
       8,869 TopBuild Corp. (a)                     1,877,744
                                              ---------------
                                                    4,810,136
                                              ---------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.7%
      53,193 Clearway Energy, Inc., Class C         1,996,865
                                              ---------------
             INSURANCE -- 0.8%
       8,071 Kinsale Capital Group, Inc.            1,962,948
       6,151 Trupanion, Inc. (a)                      387,697
                                              ---------------
                                                    2,350,645
                                              ---------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 0.3%
      21,351 Chewy, Inc., Class A (a) (b)             828,632
                                              ---------------
             IT SERVICES -- 2.6%
      10,931 Concentrix Corp.                       1,462,131
       8,961 DigitalOcean Holdings, Inc. (a)          367,222

Page 88                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
      12,579 ExlService Holdings, Inc. (a)    $     2,117,926
      21,314 GoDaddy, Inc., Class A (a)             1,581,072
       8,236 Jack Henry & Associates, Inc.          1,711,194
                                              ---------------
                                                    7,239,545
                                              ---------------
             LEISURE PRODUCTS -- 0.2%
       8,566 YETI Holdings, Inc. (a)                  434,896
                                              ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 2.9%
       5,141 Azenta, Inc.                             350,925
      23,624 Bruker Corp.                           1,619,425
      26,093 Maravai LifeSciences Holdings,
                Inc., Class A (a)                     680,766
       9,906 Medpace Holdings, Inc. (a)             1,679,364
       4,565 Repligen Corp. (a)                       973,989
      56,761 Sotera Health Co. (a)                  1,089,811
      20,684 Syneos Health, Inc. (a)                1,636,932
                                              ---------------
                                                    8,031,212
                                              ---------------
             MACHINERY -- 3.8%
      16,932 Crane Holdings Co.                     1,675,083
      22,802 Evoqua Water Technologies
                Corp. (a)                             868,984
      25,297 Franklin Electric Co., Inc.            2,297,474
      12,478 Graco, Inc.                              838,022
       8,870 Middleby (The) Corp. (a)               1,283,400
       5,493 Nordson Corp.                          1,268,828
      14,671 Toro (The) Co.                         1,261,559
       9,052 Watts Water Technologies, Inc.,
                Class A                             1,250,353
                                              ---------------
                                                   10,743,703
                                              ---------------
             MEDIA -- 1.3%
      40,071 Altice USA, Inc., Class A (a)            421,146
         862 Cable One, Inc.                        1,186,698
      11,378 Nexstar Media Group, Inc.,
                Class A                             2,143,274
                                              ---------------
                                                    3,751,118
                                              ---------------
             METALS & MINING -- 1.6%
      32,528 Alcoa Corp.                            1,655,350
      72,345 Cleveland-Cliffs, Inc. (a)             1,281,230
      23,108 MP Materials Corp. (a)                   775,736
       6,942 Royal Gold, Inc.                         727,313
                                              ---------------
                                                    4,439,629
                                              ---------------
             MULTILINE RETAIL -- 0.7%
       8,402 Dillard's, Inc., Class A (b)           1,910,195
                                              ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 11.5%
     122,868 Antero Midstream Corp.                 1,236,052
      60,465 Antero Resources Corp. (a)             2,396,833
      53,102 APA Corp.                              1,973,801
      35,442 Civitas Resources, Inc.                2,089,660
      30,245 DT Midstream, Inc.                     1,664,382
      12,955 Enviva, Inc.                             902,057
      53,874 EQT Corp.                              2,372,072

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
      88,293 Magnolia Oil & Gas Corp.,
                Class A                       $     2,130,510
      39,777 Matador Resources Co.                  2,298,315
      61,386 Murphy Oil Corp.                       2,157,104
      41,938 Ovintiv, Inc.                          2,142,612
      30,081 PDC Energy, Inc.                       1,976,021
      74,879 Range Resources Corp. (a)              2,476,249
      54,204 SM Energy Co.                          2,237,541
      31,059 Targa Resources Corp.                  2,146,488
      1,246  Texas Pacific Land Corp.               2,284,977
                                              ---------------
                                                   32,484,674
                                              ---------------
             PAPER & FOREST PRODUCTS -- 0.6%
      28,288 Louisiana-Pacific Corp.                1,799,965
                                              ---------------
             PHARMACEUTICALS -- 0.6%
      32,468 Intra-Cellular Therapies,
                Inc. (a)                            1,757,168
                                              ---------------
             PROFESSIONAL SERVICES -- 1.3%
      73,982 Dun & Bradstreet Holdings,
                Inc. (a)                            1,165,956
      12,156 Exponent, Inc.                         1,221,556
      14,847 Robert Half International, Inc.        1,174,992
                                              ---------------
                                                    3,562,504
                                              ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.2%
      31,491 eXp World Holdings, Inc. (b)             467,956
                                              ---------------
             ROAD & RAIL -- 2.6%
       2,325 AMERCO                                 1,248,711
      12,600 Avis Budget Group, Inc. (a)            2,293,578
      12,745 Landstar System, Inc.                  1,995,612
      27,910 Lyft, Inc., Class A (a)                  386,833
       5,914 Saia, Inc. (a)                         1,406,645
                                              ---------------
                                                    7,331,379
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.4%
      17,915 Allegro MicroSystems, Inc. (a)           444,830
      17,221 Diodes, Inc. (a)                       1,401,273
      15,284 Lattice Semiconductor Corp. (a)          939,966
      10,908 MaxLinear, Inc. (a)                      440,792
       3,611 MKS Instruments, Inc.                    426,820
      21,259 Onto Innovation, Inc. (a)              1,769,812
      19,766 Power Integrations, Inc.               1,680,308
      13,486 Semtech Corp. (a)                        840,582
       5,286 Silicon Laboratories, Inc. (a)           779,579
       4,547 SiTime Corp. (a)                         845,651
                                              ---------------
                                                    9,569,613
                                              ---------------
             SOFTWARE -- 5.2%
      11,131 Blackline, Inc. (a)                      703,702
      58,974 Box, Inc., Class A (a)                 1,677,221
      32,699 DoubleVerify Holdings, Inc. (a)          749,788
      70,634 Dropbox, Inc., Class A (a)             1,606,217
       5,478 Elastic N.V. (a)                         437,637
       7,023 Envestnet, Inc. (a)                      409,230
       2,773 Fair Isaac Corp. (a)                   1,281,209
       4,067 Five9, Inc. (a)                          439,724

                        See Notes to Financial Statements                Page 89


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
      14,964 Jamf Holding Corp. (a)           $       365,720
       6,468 Manhattan Associates, Inc. (a)           909,854
       6,375 Paylocity Holding Corp. (a)            1,312,804
      10,457 PTC, Inc. (a)                          1,290,185
      11,754 Qualys, Inc. (a)                       1,437,749
       9,836 SPS Commerce, Inc. (a)                 1,177,959
      24,487 Tenable Holdings, Inc. (a)               946,423
                                              ---------------
                                                   14,745,422
                                              ---------------
             SPECIALTY RETAIL -- 3.1%
       9,836 Dick's Sporting Goods, Inc. (b)          920,551
       3,268 Five Below, Inc. (a)                     415,265
      11,774 Floor & Decor Holdings, Inc.,
                Class A (a)                           948,631
      24,244 GameStop Corp., Class A (a) (b)          824,539
      48,834 Leslie's, Inc. (a)                       740,324
       7,959 Murphy USA, Inc.                       2,263,221
      20,800 Signet Jewelers Ltd. (b)               1,267,968
      10,022 Williams-Sonoma, Inc.                  1,447,377
                                              ---------------
                                                    8,827,876
                                              ---------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 0.6%
      57,667 Pure Storage, Inc., Class A (a)        1,634,859
                                              ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.8%
       7,616 Crocs, Inc. (a)                          545,610
       5,806 Deckers Outdoor Corp. (a)              1,818,497
                                              ---------------
                                                    2,364,107
                                              ---------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.3%
       7,695 Walker & Dunlop, Inc.                    866,765
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.1%
       8,223 Herc Holdings, Inc.                    1,019,817
       6,236 SiteOne Landscape Supply,
               Inc. (a)                               868,862
       4,656 Watsco, Inc.                           1,275,511
                                              ---------------
                                                    3,164,190
                                              ---------------
             WATER UTILITIES -- 0.6%
      32,335 Essential Utilities, Inc.              1,679,480
                                              ---------------
             TOTAL COMMON STOCKS
                -- 99.9%                          281,221,304
             (Cost $273,389,731)              ---------------

             MONEY MARKET FUNDS -- 1.2%
   3,452,529 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (c) (d)                       3,452,529
             (Cost $3,452,529)                ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.1%
$  3,041,390 BNP Paribas S.A., 2.16% (c),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $3,041,937. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 01/31/28.
                The value of the collateral
                including accrued interest
                is $3,105,854. (d)            $     3,041,390
             (Cost $3,041,390)                ---------------

             TOTAL INVESTMENTS -- 102.2%          287,715,223
             (Cost $279,883,650)
             NET OTHER ASSETS AND
               LIABILITIES -- (2.2)%               (6,086,227)
                                              ---------------
             NET ASSETS -- 100.0%             $   281,628,996
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,408,963 and the total value of the collateral held by the Fund is $6,493,919.

(c)   Rate shown reflects yield as of July 31, 2022.

(d)   This security serves as collateral for securities on loan.

Page 90                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     6,408,963
Non-cash Collateral(2)                             (6,408,963)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     3,041,390
Non-cash Collateral(4)                             (3,041,390)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $     281,221,304   $     281,221,304   $              --   $              --
Money Market Funds..............................          3,452,529           3,452,529                  --                  --
Repurchase Agreements...........................          3,041,390                  --           3,041,390                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $     287,715,223   $     284,673,833   $       3,041,390   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 91


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 1.0%
      12,396 AAR Corp. (a)                    $       551,994
      39,889 Maxar Technologies, Inc.               1,096,150
       6,533 Moog, Inc., Class A                      559,486
                                              ---------------
                                                    2,207,630
                                              ---------------
             AIR FREIGHT & LOGISTICS -- 1.8%
      45,281 Air Transport Services Group,
                Inc. (a)                            1,419,107
      21,081 Atlas Air Worldwide Holdings,
                Inc. (a)                            1,596,042
      14,671 Hub Group, Inc., Class A (a)           1,120,864
                                              ---------------
                                                    4,136,013
                                              ---------------
             AIRLINES -- 1.4%
       6,751 Allegiant Travel Co. (a)                 778,458
      61,220 SkyWest, Inc. (a)                      1,478,463
      41,622 Sun Country Airlines Holdings,
                Inc. (a)                              839,516
                                              ---------------
                                                    3,096,437
                                              ---------------
             AUTO COMPONENTS -- 1.8%
      73,968 Dana, Inc.                             1,239,704
       9,303 LCI Industries                         1,256,742
      25,094 Patrick Industries, Inc.               1,523,708
                                              ---------------
                                                    4,020,154
                                              ---------------
             AUTOMOBILES -- 0.7%
      26,790 Winnebago Industries, Inc.             1,617,312
                                              ---------------
             BANKS -- 13.9%
      25,901 Ameris Bancorp                         1,224,858
      56,994 Associated Banc-Corp.                  1,145,579
      22,502 Atlantic Union Bankshares
                Corp.                                 778,344
      21,461 BankUnited, Inc.                         833,760
       9,229 Banner Corp.                             572,106
      20,938 Berkshire Hills Bancorp, Inc.            589,823
      13,248 Cathay General Bancorp                   552,442
      26,642 Columbia Banking System, Inc.            803,789
      25,744 Dime Community Bancshares,
                Inc.                                  877,356
      16,101 Eagle Bancorp, Inc.                      789,432
      12,498 Enterprise Financial Services
                Corp.                                 587,781
      13,224 FB Financial Corp.                       566,648
      14,860 First Bancorp                            562,897
      59,126 First BanCorp                            892,211
      22,698 First Busey Corp.                        559,506
      38,650 First Commonwealth Financial
                Corp.                                 572,793
      53,646 First Financial Bancorp                1,198,452
      37,273 First Foundation, Inc.                   776,024
      22,840 First Hawaiian, Inc.                     582,192
      14,562 First Merchants Corp.                    604,760
      52,826 Fulton Financial Corp.                   881,666
      18,375 Heartland Financial USA, Inc.            825,037
      39,038 Hilltop Holdings, Inc.                 1,126,246
      75,198 Hope Bancorp, Inc.                     1,130,978
       3,746 Independent Bank Group, Inc.             264,917

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             BANKS (CONTINUED)
      19,045 International Bancshares Corp.   $       835,314
       6,650 National Bank Holdings Corp.,
                Class A                               276,773
      13,798 NBT Bancorp, Inc.                        559,371
      40,522 Northwest Bancshares, Inc.               582,706
      17,204 Old National Bancorp                     299,522
      35,592 Pacific Premier Bancorp, Inc.          1,197,315
       2,098 Park National Corp.                      271,817
      26,912 Pathward Financial, Inc.                 907,473
      26,495 Renasant Corp.                           884,933
      19,539 Sandy Spring Bancorp, Inc.               806,961
      35,906 Simmons First National Corp.,
                Class A                               852,767
       9,854 Texas Capital Bancshares,
                Inc. (a)                              577,641
      28,114 TowneBank                                839,765
      17,769 Trustmark Corp.                          576,959
       8,427 United Community Banks, Inc.             286,771
      25,429 Washington Federal, Inc.                 867,892
      32,820 WesBanco, Inc.                         1,119,818
                                              ---------------
                                                   31,043,395
                                              ---------------
             BIOTECHNOLOGY -- 0.6%
      41,910 Emergent BioSolutions, Inc. (a)        1,451,762
                                              ---------------
             BUILDING PRODUCTS -- 1.5%
      19,699 Gibraltar Industries, Inc. (a)           921,716
      71,333 JELD-WEN Holding, Inc. (a)             1,268,301
      53,590 Resideo Technologies, Inc. (a)         1,206,311
                                              ---------------
                                                    3,396,328
                                              ---------------
             CAPITAL MARKETS -- 1.0%
     153,909 BGC Partners, Inc., Class A              561,768
      42,382 Brightsphere Investment Group,
                Inc.                                  801,443
      16,317 Federated Hermes, Inc.                   556,573
      10,870 Virtu Financial, Inc., Class A           253,597
                                              ---------------
                                                    2,173,381
                                              ---------------
             CHEMICALS -- 2.0%
       3,990 Cabot Corp.                              296,298
      52,658 Ecovyst, Inc.                            538,691
       4,029 Ingevity Corp. (a)                       270,346
       2,656 Innospec, Inc.                           270,912
      16,967 Minerals Technologies, Inc.            1,133,565
         846 NewMarket Corp.                          262,937
       5,116 Stepan Co.                               574,066
      33,824 Trinseo PLC                            1,209,885
                                              ---------------
                                                    4,556,700
                                              ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.3%
       5,859 ABM Industries, Inc.                     262,717
       5,384 Brady Corp., Class A                     257,624
      86,727 BrightView Holdings, Inc. (a)          1,139,593
       7,334 HNI Corp.                                259,037
      17,228 KAR Auction Services, Inc. (a)           294,599
       3,011 UniFirst Corp.                           589,825
                                              ---------------
                                                    2,803,395
                                              ---------------

Page 92                 See Notes to Financial Statements


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMUNICATIONS EQUIPMENT
                -- 0.1%
       7,516 NetScout Systems, Inc. (a)       $       267,419
                                              ---------------
             CONSTRUCTION & ENGINEERING
                -- 1.2%
      16,439 Arcosa, Inc.                             847,595
      26,194 Granite Construction, Inc.               783,200
      47,827 Primoris Services Corp.                1,117,239
                                              ---------------
                                                    2,748,034
                                              ---------------
             CONSUMER FINANCE -- 3.1%
      35,102 Bread Financial Holdings, Inc.         1,390,390
       3,660 FirstCash Holdings, Inc.                 268,132
      20,654 Green Dot Corp., Class A (a)             580,377
      17,421 LendingTree, Inc. (a)                    794,049
      74,390 Navient Corp.                          1,225,203
      12,207 Nelnet, Inc., Class A                  1,160,764
      78,843 PROG Holdings, Inc. (a)                1,452,288
                                              ---------------
                                                    6,871,203
                                              ---------------
             CONTAINERS & PACKAGING -- 1.6%
      16,684 Greif, Inc., Class A                   1,178,224
      74,097 O-I Glass, Inc. (a)                    1,089,967
      76,640 Pactiv Evergreen, Inc.                   783,261
      18,730 TriMas Corp.                             554,408
                                              ---------------
                                                    3,605,860
                                              ---------------
             DIVERSIFIED CONSUMER SERVICES
                -- 1.6%
      10,566 Frontdoor, Inc. (a)                      282,852
       2,295 Graham Holdings Co., Class B           1,364,354
       5,506 Grand Canyon Education,
                Inc. (a)                              528,961
      10,813 Strategic Education, Inc.                776,698
      12,717 Stride, Inc. (a)                         568,196
                                              ---------------
                                                    3,521,061
                                              ---------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.6%
      48,632 Jackson Financial, Inc., Class A       1,337,866
                                              ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.4%
     133,165 Liberty Latin America Ltd.,
                Class C (a)                           977,431
                                              ---------------
             ELECTRIC UTILITIES -- 0.4%
      12,987 ALLETE, Inc.                             806,103
                                              ---------------
             ELECTRICAL EQUIPMENT -- 0.8%
       8,796 EnerSys                                  579,744
     146,724 GrafTech International Ltd.            1,129,775
                                              ---------------
                                                    1,709,519
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 3.5%
       6,013 Insight Enterprises, Inc. (a)            561,674
      75,067 Knowles Corp. (a)                      1,482,573
      20,608 Methode Electronics, Inc.                849,874
       6,071 OSI Systems, Inc. (a)                    586,884
       3,242 Plexus Corp. (a)                         304,586

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS (CONTINUED)
      25,551 Sanmina Corp. (a)                $     1,176,624
     104,074 TTM Technologies, Inc. (a)             1,408,121
      73,002 Vishay Intertechnology, Inc.           1,508,221
                                              ---------------
                                                    7,878,557
                                              ---------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.9%
      41,055 Noble Corp. (a)                        1,231,650
     229,227 Transocean Ltd. (a)                      774,787
                                              ---------------
                                                    2,006,437
                                              ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 6.2%
      33,205 Acadia Realty Trust                      568,802
      35,357 Apple Hospitality REIT, Inc.             589,755
      53,804 Brandywine Realty Trust                  503,067
      19,805 Corporate Office Properties
                Trust                                 557,511
     108,582 Empire State Realty Trust, Inc.,
                Class A                               926,205
      11,053 EPR Properties                           594,762
      36,630 Global Net Lease, Inc.                   552,747
      69,901 Hudson Pacific Properties, Inc.        1,051,311
      92,094 Industrial Logistics Properties
                Trust                                 923,703
      94,889 iStar, Inc.                            1,585,595
       6,628 LTC Properties, Inc.                     277,713
     119,486 Macerich (The) Co.                     1,267,746
       4,196 National Health Investors, Inc.          272,069
      15,012 Outfront Media, Inc.                     277,122
     105,577 Paramount Group, Inc.                    828,779
      15,355 Pebblebrook Hotel Trust                  300,344
      79,324 Piedmont Office Realty Trust,
                Inc., Class A                       1,091,498
      48,650 Service Properties Trust                 318,171
      76,949 Sunstone Hotel Investors,
                Inc. (a)                              871,832
      24,338 Washington Real Estate
                Investment Trust                      539,573
                                              ---------------
                                                   13,898,305
                                              ---------------
             FOOD & STAPLES RETAILING -- 1.5%
       3,551 PriceSmart, Inc.                         235,715
      41,103 Sprouts Farmers Market, Inc. (a)       1,136,087
      26,415 United Natural Foods, Inc. (a)         1,122,902
      10,242 Weis Markets, Inc.                       787,917
                                              ---------------
                                                    3,282,621
                                              ---------------
             FOOD PRODUCTS -- 0.2%
      10,701 B&G Foods, Inc. (b)                      264,422
      10,719 Hain Celestial Group (The),
                Inc. (a)                              243,857
                                              ---------------
                                                      508,279
                                              ---------------
             GAS UTILITIES -- 0.5%
       9,769 Northwest Natural Holding Co.            524,302
       6,974 Spire, Inc.                              524,724
                                              ---------------
                                                    1,049,026
                                              ---------------

                        See Notes to Financial Statements                Page 93


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 0.2%
       9,307 Avanos Medical, Inc. (a)         $       264,039
       3,602 Integer Holdings Corp. (a)               251,744
                                              ---------------
                                                      515,783
                                              ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 1.7%
      23,858 Fulgent Genetics, Inc. (a)             1,425,516
      16,493 Owens & Minor, Inc.                      584,017
      17,118 Patterson Cos., Inc.                     531,685
      12,109 Pediatrix Medical Group,
               Inc. (a)                               274,390
      32,318 Select Medical Holdings Corp.            957,259
                                              ---------------
                                                    3,772,867
                                              ---------------
             HEALTH CARE TECHNOLOGY -- 0.8%
      87,723 Allscripts Healthcare Solutions,
                Inc. (a)                            1,387,778
      94,476 Multiplan Corp. (a)                      478,048
                                              ---------------
                                                    1,865,826
                                              ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 2.3%
      52,615 Bally's Corp. (a) (b)                  1,155,952
      45,929 Bloomin' Brands, Inc.                    936,492
      34,648 Brinker International, Inc. (a)          961,482
       9,629 Cheesecake Factory (The), Inc.           281,456
       9,144 Cracker Barrel Old Country
                Store, Inc.                           869,320
      23,287 Dave & Buster's Entertainment,
                Inc. (a)                              870,002
                                              ---------------
                                                    5,074,704
                                              ---------------
             HOUSEHOLD DURABLES -- 5.4%
      28,929 Century Communities, Inc.              1,480,297
      45,710 KB Home                                1,491,974
      54,869 La-Z-Boy, Inc.                         1,529,199
      14,970 LGI Homes, Inc. (a)                    1,688,616
      40,263 M.D.C. Holdings, Inc.                  1,459,534
      32,801 M/I Homes, Inc. (a)                    1,509,174
      55,691 Taylor Morrison Home Corp. (a)         1,598,332
      77,115 Tri Pointe Homes, Inc. (a)             1,428,170
                                              ---------------
                                                   12,185,296
                                              ---------------
             HOUSEHOLD PRODUCTS -- 0.3%
      19,080 Central Garden & Pet Co.,
                Class A (a)                           778,464
                                              ---------------
             INSURANCE -- 3.0%
       6,903 Argo Group International
                Holdings Ltd.                         226,349
      23,319 Assured Guaranty Ltd.                  1,361,596
      71,913 CNO Financial Group, Inc.              1,348,369
     368,531 Genworth Financial, Inc.,
                Class A (a)                         1,566,257
      13,514 Horace Mann Educators Corp.              462,855
      46,946 SiriusPoint Ltd. (a)                     205,623
      26,149 Stewart Information Services
                Corp.                               1,429,043
                                              ---------------
                                                    6,600,092
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             INTERACTIVE MEDIA & SERVICES
                -- 0.1%
       9,161 Yelp, Inc. (a)                   $       280,876
                                              ---------------
             INTERNET & DIRECT MARKETING RETAIL
                -- 1.1%
      41,613 Overstock.com, Inc. (a)                1,206,777
     453,280 Qurate Retail, Inc., Series A          1,237,454
                                              ---------------
                                                    2,444,231
                                              ---------------
             IT SERVICES -- 0.5%
      72,339 Rackspace Technology, Inc. (a)           487,565
      50,602 SolarWinds Corp.                         541,947
                                              ---------------
                                                    1,029,512
                                              ---------------
             LEISURE PRODUCTS -- 1.3%
       6,106 Acushnet Holdings Corp.                  297,545
      19,744 Malibu Boats, Inc., Class A (a)        1,233,013
      46,627 Vista Outdoor, Inc. (a)                1,403,473
                                              ---------------
                                                    2,934,031
                                              ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.1%
      31,221 NeoGenomics, Inc. (a)                    315,957
                                              ---------------
             MACHINERY -- 3.1%
       4,457 Alamo Group, Inc.                        576,780
       3,230 Albany International Corp.,
               Class A                                294,802
       7,220 Altra Industrial Motion Corp.            301,290
       6,239 Astec Industries, Inc.                   306,522
      33,422 Barnes Group, Inc.                     1,130,332
       3,723 ESCO Technologies, Inc.                  288,719
       7,146 Federal Signal Corp.                     296,702
      44,801 Kennametal, Inc.                       1,202,907
      21,691 Mueller Water Products, Inc.,
               Class A                                282,417
      10,841 Proto Labs, Inc. (a)                     530,016
       4,293 Tennant Co.                              287,760
      38,025 Terex Corp.                            1,274,218
      10,506 Trinity Industries, Inc.                 272,631
                                              ---------------
                                                    7,045,096
                                              ---------------
             MEDIA -- 2.1%
     342,346 Advantage Solutions, Inc. (a)          1,520,016
     104,323 E.W. Scripps (The) Co.,
                Class A (a)                         1,487,646
      61,618 Gray Television, Inc.                  1,144,247
      10,860 John Wiley & Sons, Inc.,
                Class A                               567,109
                                              ---------------
                                                    4,719,018
                                              ---------------
             METALS & MINING -- 1.1%
       9,117 Carpenter Technology Corp.               293,020
      64,907 Hecla Mining Co.                         294,029
       3,451 Materion Corp.                           282,775
      29,498 Worthington Industries, Inc.           1,510,593
                                              ---------------
                                                    2,380,417
                                              ---------------

Page 94                 See Notes to Financial Statements


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 4.0%
      99,686 Apollo Commercial Real Estate
                Finance, Inc.                 $     1,273,987
     117,996 Chimera Investment Corp.               1,235,418
      72,423 Ladder Capital Corp.                     860,385
     121,016 MFA Financial, Inc.                    1,568,367
     377,076 New York Mortgage Trust, Inc.          1,184,019
      18,398 PennyMac Mortgage Investment
               Trust                                  282,593
     168,731 Redwood Trust, Inc.                    1,461,211
     208,981 Two Harbors Investment Corp.           1,124,318
                                              ---------------
                                                    8,990,298
                                              ---------------
             MULTILINE RETAIL -- 0.4%
      36,124 Nordstrom, Inc.                          849,275
                                              ---------------
             MULTI-UTILITIES -- 0.7%
      17,543 Avista Corp.                             741,367
      12,952 NorthWestern Corp.                       718,189
                                              ---------------
                                                    1,459,556
                                              ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 2.1%
      27,032 California Resources Corp.             1,212,655
       7,594 CVR Energy, Inc.                         254,703
      26,303 PBF Energy, Inc., Class A (a)            877,205
      48,793 Peabody Energy Corp. (a)               1,024,165
      50,866 World Fuel Services Corp.              1,410,006
                                              ---------------
                                                    4,778,734
                                              ---------------
             PERSONAL PRODUCTS -- 1.0%
      22,114 Edgewell Personal Care Co.               879,695
      17,627 Nu Skin Enterprises, Inc.,
                Class A                               766,951
       7,168 USANA Health Sciences,
                Inc. (a)                              499,036
                                              ---------------
                                                    2,145,682
                                              ---------------
             PHARMACEUTICALS -- 0.3%
      10,701 Corcept Therapeutics, Inc. (a)           306,690
       8,797 Supernus Pharmaceuticals,
                Inc. (a)                              279,305
                                              ---------------
                                                      585,995
                                              ---------------
             PROFESSIONAL SERVICES -- 0.6%
       2,679 ICF International, Inc.                  252,764
      17,937 Korn Ferry                             1,175,053
                                              ---------------
                                                    1,427,817
                                              ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.6%
     132,342 Anywhere Real Estate, Inc. (a)         1,314,156
                                              ---------------
             ROAD & RAIL -- 1.8%
      61,874 Marten Transport Ltd.                  1,334,004
      58,128 Schneider National, Inc.,
                Class B                             1,472,382
      27,003 Werner Enterprises, Inc.               1,187,052
                                              ---------------
                                                    3,993,438
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.0%
      46,879 Cohu, Inc. (a)                   $     1,339,802
      46,629 SMART Global Holdings,
                Inc. (a)                              914,861
                                              ---------------
                                                    2,254,663
                                              ---------------
             SOFTWARE -- 0.5%
     580,765 Avaya Holdings Corp. (a)                 521,876
      20,559 Cerence, Inc. (a)                        579,147
                                              ---------------
                                                    1,101,023
                                              ---------------
             SPECIALTY RETAIL -- 5.1%
       7,683 Asbury Automotive Group,
                Inc. (a)                            1,318,710
      37,584 Buckle (The), Inc.                     1,135,037
      35,357 Camping World Holdings, Inc.,
                Class A (b)                           956,053
       7,662 Group 1 Automotive, Inc.               1,355,561
      61,041 Guess?, Inc. (b)                       1,154,285
      12,097 Monro, Inc.                              606,665
      39,244 Rent-A-Center, Inc.                      923,411
      87,310 Sally Beauty Holdings, Inc. (a)        1,115,822
      35,515 Sonic Automotive, Inc., Class A        1,486,303
      69,716 Urban Outfitters, Inc. (a)             1,427,784
                                              ---------------
                                                   11,479,631
                                              ---------------
             TECHNOLOGY HARDWARE, STORAGE &
              PERIPHERALS -- 1.3%
     134,114 3D Systems Corp. (a)                   1,534,264
      19,377 Corsair Gaming, Inc. (a) (b)             273,216
      18,916 Super Micro Computer, Inc. (a)         1,021,653
                                              ---------------
                                                    2,829,133
                                              ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.8%
      31,782 Levi Strauss & Co., Class A              601,315
      11,729 Oxford Industries, Inc.                1,118,947
                                              ---------------
                                                    1,720,262
                                              ---------------
             THRIFTS & MORTGAGE FINANCE
                -- 3.4%
      21,293 Axos Financial, Inc. (a)                 889,196
      27,718 Capitol Federal Financial, Inc.          265,816
      35,408 Mr. Cooper Group, Inc. (a)             1,595,130
      78,133 NMI Holdings, Inc., Class A (a)        1,479,839
      29,763 PennyMac Financial Services,
                Inc.                                1,630,715
      34,290 Provident Financial Services,
                Inc.                                  835,304
      19,040 WSFS Financial Corp.                     908,589
                                              ---------------
                                                    7,604,589
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 2.4%
       5,392 Applied Industrial Technologies,
                Inc.                                  542,381
      21,867 Boise Cascade Co.                      1,546,216
       8,107 GATX Corp.                               812,727
      26,351 H&E Equipment Services, Inc.             942,048
       6,825 McGrath RentCorp                         575,757

                        See Notes to Financial Statements                Page 95


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TRADING COMPANIES & DISTRIBUTORS
                (CONTINUED)
      21,591 Rush Enterprises, Inc., Class A  $     1,040,470
                                              ---------------
                                                    5,459,599
                                              ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 1.2%
      82,387 Telephone and Data Systems,
                Inc.                                1,302,539
      44,922 United States Cellular Corp. (a)       1,315,765
                                              ---------------
                                                    2,618,304
                                              ---------------
             TOTAL COMMON STOCKS
                 -- 99.9%                         223,524,553
             (Cost $238,682,907)              ---------------

             MONEY MARKET FUNDS -- 0.7%
   1,563,738 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.15% (c) (d)                       1,563,738
             (Cost $1,563,738)                ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.6%
$  1,377,523 BNP Paribas S.A., 2.16% (c),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $1,377,771. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 01/31/28.
                The value of the collateral
                including accrued interest is
                $1,406,720. (d)                     1,377,523
             (Cost $1,377,523)                ---------------

             TOTAL INVESTMENTS -- 101.2%          226,465,814
             (Cost $241,624,168)
             NET OTHER ASSETS AND
               LIABILITIES -- (1.2)%               (2,744,204)
                                              ---------------
             NET ASSETS -- 100.0%             $   223,721,610
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,855,353 and the total value of the collateral held by the Fund is $2,941,261.

(c)   Rate shown reflects yield as of July 31, 2022.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     2,855,353
Non-cash Collateral(2)                             (2,855,353)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,377,523
Non-cash Collateral(4)                             (1,377,523)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 96                 See Notes to Financial Statements


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $     223,524,553   $     223,524,553   $              --   $              --
Money Market Funds..............................          1,563,738           1,563,738                  --                  --
Repurchase Agreements...........................          1,377,523                  --           1,377,523                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $     226,465,814   $     225,088,291   $       1,377,523   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 97


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AIR FREIGHT & LOGISTICS -- 0.7%
      12,614 Forward Air Corp.                $     1,323,587
                                              ---------------
             AUTO COMPONENTS -- 1.3%
      10,573 Dorman Products, Inc. (a)              1,068,825
      10,942 Gentherm, Inc. (a)                       706,415
      14,867 XPEL, Inc. (a) (b)                       911,198
                                              ---------------
                                                    2,686,438
                                              ---------------
             BANKS -- 2.9%
      23,770 Bancorp (The), Inc. (a)                  584,742
      20,143 Customers Bancorp, Inc. (a)              769,261
      10,281 Lakeland Financial Corp.                 799,862
       6,717 Live Oak Bancshares, Inc.                252,828
      45,668 OFG Bancorp                            1,254,500
      15,512 Stock Yards Bancorp, Inc.              1,072,655
       7,416 Triumph Bancorp, Inc. (a)                538,772
      15,857 Veritex Holdings, Inc.                   490,616
                                              ---------------
                                                    5,763,236
                                              ---------------
             BEVERAGES -- 1.8%
      17,775 Celsius Holdings, Inc. (a)             1,581,264
      44,064 Duckhorn Portfolio (The),
                Inc. (a)                              808,134
      11,589 MGP Ingredients, Inc.                  1,218,931
                                              ---------------
                                                    3,608,329
                                              ---------------
             BIOTECHNOLOGY -- 8.1%
      16,155 ACADIA Pharmaceuticals,
                Inc. (a)                              237,317
      19,967 Allogene Therapeutics, Inc. (a)          259,172
      86,404 Amicus Therapeutics, Inc. (a)            860,584
      36,621 Arcus Biosciences, Inc. (a)              973,752
      64,543 BioCryst Pharmaceuticals,
                Inc. (a)                              711,264
      51,100 Bridgebio Pharma, Inc. (a)               442,526
      10,597 CareDx, Inc. (a)                         252,103
       8,443 Celldex Therapeutics, Inc. (a)           259,369
      18,725 ChemoCentryx, Inc. (a)                   442,285
      23,618 Cytokinetics, Inc. (a)                   999,750
      92,135 Dynavax Technologies
                Corp. (a) (c)                       1,324,901
      29,045 Global Blood Therapeutics,
                Inc. (a)                              950,352
      61,188 ImmunityBio, Inc. (a) (c)                238,021
      11,543 Insmed, Inc. (a)                         255,331
      80,485 Ironwood Pharmaceuticals,
                Inc. (a)                              921,553
     104,733 Lyell Immunopharma,
                Inc. (a) (c)                          583,363
      24,189 Prometheus Biosciences, Inc. (a)       1,032,145
      17,090 Prothena Corp. PLC (a)                   530,815
      28,956 PTC Therapeutics, Inc. (a)             1,261,034
      57,001 Recursion Pharmaceuticals, Inc.,
                Class A (a)                           482,229
      11,679 REVOLUTION Medicines,
                Inc. (a)                              263,829
       7,047 Sage Therapeutics, Inc. (a)              242,487
      38,299 Travere Therapeutics, Inc. (a)           901,558
      23,316 Veracyte, Inc. (a)                       614,143

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             BIOTECHNOLOGY (CONTINUED)
       9,040 Vericel Corp. (a)                $       294,162
      33,905 Xencor, Inc. (a)                         972,734
                                              ---------------
                                                   16,306,779
                                              ---------------
             BUILDING PRODUCTS -- 1.7%
      12,470 AAON, Inc.                               750,320
      11,259 CSW Industrials, Inc.                  1,345,113
     128,459 Janus International Group,
                Inc. (a)                            1,306,428
                                              ---------------
                                                    3,401,861
                                              ---------------
             CAPITAL MARKETS -- 4.4%
      19,197 Artisan Partners Asset
                Management, Inc., Class A             763,273
      36,380 AssetMark Financial Holdings,
                Inc. (a)                              690,856
       5,388 B. Riley Financial, Inc.                 277,698
      13,623 Focus Financial Partners, Inc.,
                Class A (a)                           550,778
      52,690 Golub Capital BDC, Inc. (c)              739,768
       3,388 Hamilton Lane, Inc., Class A             256,031
      23,583 Moelis & Co., Class A                  1,098,496
      22,250 Open Lending Corp., Class A (a)          230,510
       8,186 Piper Sandler Cos.                     1,033,073
      16,505 PJT Partners, Inc., Class A            1,179,777
      17,825 StepStone Group, Inc., Class A           474,858
      28,334 Victory Capital Holdings, Inc.,
                Class A                               784,002
       3,992 Virtus Investment Partners, Inc.         823,629
                                              ---------------
                                                    8,902,749
                                              ---------------
             CHEMICALS -- 1.1%
      70,302 Diversey Holdings Ltd. (a)               526,562
       4,567 Quaker Chemical Corp.                    740,813
      11,519 Sensient Technologies Corp.              990,404
                                              ---------------
                                                    2,257,779
                                              ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.8%
      19,107 Brink's (The) Co.                      1,087,953
      11,928 Cimpress PLC (a)                         479,386
                                              ---------------
                                                    1,567,339
                                              ---------------
             COMMUNICATIONS EQUIPMENT
                -- 1.6%
      13,591 Calix, Inc. (a)                          775,231
      75,815 CommScope Holding Co.,
                Inc. (a)                              684,609
      76,553 Extreme Networks, Inc. (a)             1,001,313
      42,466 Infinera Corp. (a)                       278,152
      15,148 Viasat, Inc. (a)                         498,824
                                              ---------------
                                                    3,238,129
                                              ---------------
             CONSTRUCTION & ENGINEERING
                -- 2.3%
      10,184 Ameresco, Inc., Class A (a)              582,728
      13,951 Comfort Systems USA, Inc.              1,474,063
      13,163 MYR Group, Inc. (a)                    1,253,513
       9,937 NV5 Global, Inc. (a)                   1,347,457
                                              ---------------
                                                    4,657,761
                                              ---------------

Page 98                 See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CONSUMER FINANCE -- 2.0%
      20,079 Encore Capital Group, Inc. (a)   $     1,454,322
      32,199 Enova International, Inc. (a)          1,111,187
      58,414 LendingClub Corp. (a)                    809,034
      18,781 PRA Group, Inc. (a)                      748,235
                                              ---------------
                                                    4,122,778
                                              ---------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.3%
      16,052 Coursera, Inc. (a)                       222,962
      65,408 Vivint Smart Home, Inc. (a)              312,650
                                              ---------------
                                                      535,612
                                              ---------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.5%
      43,323 Compass Diversified
                Holdings (c)                        1,045,384
                                              ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.6%
      11,238 Cogent Communications
                Holdings, Inc.                        717,097
     377,230 Globalstar, Inc. (a)                     528,122
                                              ---------------
                                                    1,245,219
                                              ---------------
             ELECTRIC UTILITIES -- 1.2%
      14,904 MGE Energy, Inc.                       1,212,888
      17,279 Otter Tail Corp.                       1,214,195
                                              ---------------
                                                    2,427,083
                                              ---------------
             ELECTRICAL EQUIPMENT -- 2.4%
      84,286 Array Technologies, Inc. (a)           1,420,219
      28,120 Bloom Energy Corp., Class A (a)          568,868
      11,162 Encore Wire Corp.                      1,545,602
      60,698 FuelCell Energy, Inc. (a)                217,906
      13,812 Shoals Technologies Group,
                Inc., Class A (a)                     326,377
      31,791 Stem, Inc. (a) (c)                       360,192
       4,159 Vicor Corp. (a)                          303,441
                                              ---------------
                                                    4,742,605
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.5%
       9,356 Advanced Energy Industries, Inc.         837,268
       8,442 Badger Meter, Inc.                       812,036
      21,775 Belden, Inc.                           1,409,278
                                              ---------------
                                                    3,058,582
                                              ---------------
             ENERGY EQUIPMENT & SERVICES
                -- 2.3%
      23,044 Cactus, Inc., Class A                    958,400
      73,602 Patterson-UTI Energy, Inc.             1,218,113
      27,462 Valaris Ltd. (a)                       1,378,043
      43,835 Weatherford International
               PLC (a)                              1,013,904
                                              ---------------
                                                    4,568,460
                                              ---------------
             ENTERTAINMENT -- 1.4%
       7,682 Madison Square Garden Sports
                Corp. (a)                           1,181,338
     183,563 Skillz, Inc. (a) (c)                     290,030

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             ENTERTAINMENT (CONTINUED)
      18,563 World Wrestling Entertainment,
                Inc., Class A                 $     1,286,601
                                              ---------------
                                                    2,757,969
                                              ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 5.6%
      38,042 Alexander & Baldwin, Inc.                757,416
      45,246 Broadstone Net Lease, Inc.             1,025,727
      37,031 CareTrust REIT, Inc.                     764,690
       8,373 Centerspace                              719,157
      35,865 Easterly Government Properties,
                Inc.                                  726,983
      31,776 Essential Properties Realty
                Trust, Inc.                           766,437
      25,681 Four Corners Property Trust,
                Inc.                                  750,656
      22,383 Independence Realty Trust, Inc.          496,903
      35,982 InvenTrust Properties Corp.            1,031,604
       7,501 NexPoint Residential Trust, Inc.         499,116
      15,452 PotlatchDeltic Corp.                     757,612
      29,404 Retail Opportunity Investments
                Corp.                                 513,394
      50,694 SITE Centers Corp.                       740,639
      49,256 Uniti Group, Inc.                        491,082
      44,895 Urban Edge Properties                    737,625
      35,045 Veris Residential, Inc. (a)              488,878
                                              ---------------
                                                   11,267,919
                                              ---------------
             FOOD PRODUCTS -- 1.1%
      54,691 Hostess Brands, Inc. (a)               1,237,110
      30,712 Simply Good Foods (The)
                Co. (a)                             1,001,826
                                              ---------------
                                                    2,238,936
                                              ---------------
             GAS UTILITIES -- 0.5%
       7,163 Chesapeake Utilities Corp.               982,262
                                              ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 3.6%
       5,571 AtriCure, Inc. (a)                       275,263
      16,376 Axonics, Inc. (a)                      1,062,311
      14,977 CryoPort, Inc. (a)                       557,144
       2,408 Heska Corp. (a)                          220,308
      10,043 Inari Medical, Inc. (a)                  779,136
       6,321 iRhythm Technologies, Inc. (a)           977,416
      17,568 Lantheus Holdings, Inc. (a)            1,347,817
      17,100 Merit Medical Systems, Inc. (a)          982,908
       2,275 Mesa Laboratories, Inc.                  485,144
       6,541 STAAR Surgical Co. (a)                   527,859
                                              ---------------
                                                    7,215,306
                                              ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.5%
      29,033 1Life Healthcare, Inc. (a)               491,819
      64,300 AdaptHealth Corp. (a)                  1,421,673
      45,246 Agiliti, Inc. (a)                        990,435
      81,331 Alignment Healthcare, Inc. (a)         1,193,939
      12,024 Apollo Medical Holdings,
                Inc. (a)                              637,633
       6,301 CorVel Corp. (a)                       1,038,972

                        See Notes to Financial Statements                Page 99


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES
                (CONTINUED)
      40,939 LifeStance Health Group,
                Inc. (a)                      $       243,996
       7,835 Progyny, Inc. (a)                        239,203
      26,851 RadNet, Inc. (a)                         552,325
       7,871 Surgery Partners, Inc. (a)               309,960
                                              ---------------
                                                    7,119,955
                                              ---------------
             HEALTH CARE TECHNOLOGY -- 1.3%
      13,325 Doximity, Inc., Class A (a) (c)          563,914
      37,772 Evolent Health, Inc.,
                Class A (a)                         1,283,870
      18,552 Phreesia, Inc. (a)                       435,787
       8,618 Schrodinger, Inc. (a)                    269,743
                                              ---------------
                                                    2,553,314
                                              ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.5%
      56,897 Everi Holdings, Inc. (a)               1,092,991
       8,276 Jack in the Box, Inc.                    572,203
      20,469 Red Rock Resorts, Inc., Class A          805,046
      21,382 Six Flags Entertainment
                Corp. (a)                             484,730
                                              ---------------
                                                    2,954,970
                                              ---------------
             HOUSEHOLD DURABLES -- 1.4%
       4,735 Cavco Industries, Inc. (a)             1,220,636
      11,159 Installed Building Products, Inc.      1,131,746
      25,720 Sonos, Inc. (a)                          568,669
                                              ---------------
                                                    2,921,051
                                              ---------------
             HOUSEHOLD PRODUCTS -- 1.1%
      24,087 Energizer Holdings, Inc.                 711,289
      11,314 Spectrum Brands Holdings, Inc.           786,776
       4,608 WD-40 Co.                                817,321
                                              ---------------
                                                    2,315,386
                                              ---------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.3%
      25,176 Sunnova Energy International,
                Inc. (a)                              655,079
                                              ---------------
             INSURANCE -- 1.0%
     509,882 Bright Health Group, Inc. (a)            856,602
      38,425 BRP Group, Inc., Class A (a)           1,059,377
                                              ---------------
                                                    1,915,979
                                              ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 1.0%
      31,776 Cargurus, Inc. (a)                       771,839
      92,154 fuboTV, Inc. (a) (c)                     231,307
       3,972 Shutterstock, Inc.                       224,418
      46,076 ZipRecruiter, Inc., Class A (a)          807,712
                                              ---------------
                                                    2,035,276
                                              ---------------
             INTERNET & DIRECT MARKETING RETAIL
                -- 0.5%
       8,785 Revolve Group, Inc. (a)                  248,791
      20,126 Xometry, Inc., Class A (a) (c)           764,788
                                              ---------------
                                                    1,013,579
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             IT SERVICES -- 4.5%
      14,050 BigCommerce Holdings, Inc.,
                Series 1 (a)                  $       219,883
      81,833 Cyxtera Technologies,
                Inc. (a) (c)                          997,544
      18,516 EVERTEC, Inc.                            721,939
      12,911 Flywire Corp. (a)                        302,892
      55,172 Grid Dynamics Holdings,
                Inc. (a)                            1,041,096
      28,066 Marqeta, Inc., Class A (a)               269,153
      58,066 Payoneer Global, Inc. (a)                310,072
      10,121 Perficient, Inc. (a)                   1,067,968
      36,108 Repay Holdings Corp. (a)                 483,847
     117,128 Sabre Corp. (a)                          720,337
      14,035 Shift4 Payments, Inc.,
                Class A (a)                           511,295
      22,179 Squarespace, Inc., Class A (a)           471,747
      10,058 TTEC Holdings, Inc.                      735,944
      73,837 Verra Mobility Corp. (a)               1,217,572
                                              ---------------
                                                    9,071,289
                                              ---------------
             MACHINERY -- 4.0%
      11,327 EnPro Industries, Inc.                 1,058,848
      14,007 Helios Technologies, Inc.                963,962
      28,319 Hillenbrand, Inc.                      1,308,338
       6,361 Kadant, Inc.                           1,296,690
       8,734 Lindsay Corp.                          1,344,687
      21,767 Mueller Industries, Inc.               1,465,572
      24,959 Shyft Group (The), Inc.                  647,436
                                              ---------------
                                                    8,085,533
                                              ---------------
             MEDIA -- 1.4%
     212,728 Clear Channel Outdoor
                Holdings, Inc. (a)                    329,728
      28,849 iHeartMedia, Inc., Class A (a)           215,791
      22,922 Integral Ad Science Holding
                Corp. (a)                             217,071
      52,251 Magnite, Inc. (a)                        399,198
      33,473 Sinclair Broadcast Group, Inc.,
                Class A                               731,050
      50,960 WideOpenWest, Inc. (a)                   936,645
                                              ---------------
                                                    2,829,483
                                              ---------------
             METALS & MINING -- 0.1%
       6,432 Compass Minerals International,
                Inc.                                  239,463
                                              ---------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 0.4%
      35,393 Arbor Realty Trust, Inc.                 588,232
       6,012 Hannon Armstrong Sustainable
                Infrastructure Capital, Inc.          216,973
                                              ---------------
                                                      805,205
                                              ---------------
             MULTILINE RETAIL -- 0.5%
      33,076 Franchise Group, Inc.                  1,089,193
                                              ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 5.1%
       8,107 Arch Resources, Inc.                   1,046,938
      23,673 Callon Petroleum Co. (a)               1,089,905

Page 100                See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
     193,977 Centennial Resource
                Development, Inc.,
                Class A (a)                   $     1,291,887
       9,536 Chord Energy Corp.                     1,222,897
      96,025 Comstock Resources, Inc. (a)           1,529,678
      15,469 Denbury, Inc. (a)                      1,112,376
      72,955 Equitrans Midstream Corp.                572,697
     187,396 Kosmos Energy Ltd. (a)                 1,188,090
      45,922 Northern Oil and Gas, Inc.             1,323,931
                                              ---------------
                                                   10,378,399
                                              ---------------
             PERSONAL PRODUCTS -- 2.0%
      53,099 Beauty Health (The) Co. (a)              707,279
      37,809 elf Beauty, Inc. (a)                   1,267,736
      12,701 Inter Parfums, Inc.                    1,060,152
       6,426 Medifast, Inc.                         1,080,789
                                              ---------------
                                                    4,115,956
                                              ---------------
             PHARMACEUTICALS -- 1.6%
      23,785 Harmony Biosciences Holdings,
                Inc. (a)                            1,206,613
      15,917 Pacira BioSciences, Inc. (a)             900,265
      19,728 Prestige Consumer Healthcare,
                Inc. (a)                            1,189,796
                                              ---------------
                                                    3,296,674
                                              ---------------
             PROFESSIONAL SERVICES -- 2.0%
      29,029 CBIZ, Inc. (a)                         1,324,303
      36,621 First Advantage Corp. (a)                513,793
      18,911 Kforce, Inc.                           1,245,289
      42,220 Legalzoom.com, Inc. (a)                  442,465
      22,437 Upwork, Inc. (a)                         416,431
                                              ---------------
                                                    3,942,281
                                              ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 2.1%
      63,052 Compass, Inc., Class A (a)               240,859
      46,643 DigitalBridge Group, Inc. (a)            255,604
      36,054 Kennedy-Wilson Holdings, Inc.            744,876
      31,359 Marcus & Millichap, Inc.               1,283,210
      70,616 Newmark Group, Inc., Class A             805,022
      27,624 Redfin Corp. (a)                         240,329
      17,261 St. Joe (The) Co.                        725,307
                                              ---------------
                                                    4,295,207
                                              ---------------
             ROAD & RAIL -- 0.7%
      16,484 ArcBest Corp.                          1,460,482
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.1%
      27,570 ACM Research, Inc., Class A (a)          465,382
      16,921 Axcelis Technologies, Inc. (a)         1,190,054
      23,960 FormFactor, Inc. (a)                     852,018
      15,817 Impinj, Inc. (a)                       1,344,761
      31,776 Rambus, Inc. (a)                         803,297
      22,938 Ultra Clean Holdings, Inc. (a)           770,717
      35,199 Veeco Instruments, Inc. (a)              767,338
                                              ---------------
                                                    6,193,567
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             SOFTWARE -- 4.2%
      11,038 Alarm.com Holdings, Inc. (a)     $       781,159
       4,335 Altair Engineering, Inc.,
                Class A (a)                           255,375
       9,583 Alteryx, Inc., Class A (a)               464,105
       4,806 Appian Corp. (a)                         233,235
      12,465 C3.ai, Inc., Class A (a)                 229,481
      14,753 CommVault Systems, Inc. (a)              827,496
      59,639 E2open Parent Holdings, Inc. (a)         402,563
       8,161 Everbridge, Inc. (a)                     205,167
      15,263 InterDigital, Inc.                       936,995
       8,819 LiveRamp Holdings, Inc. (a)              234,674
      42,626 Marathon Digital Holdings,
                Inc. (a) (c)                          553,712
      18,725 PagerDuty, Inc. (a)                      485,539
      25,607 Progress Software Corp.                1,202,505
      54,324 Riot Blockchain, Inc. (a) (c)            397,652
       3,920 Sprout Social, Inc., Class A (a)         204,232
      47,322 Xperi Holding Corp.                      793,117
      50,358 Zeta Global Holdings Corp.,
                Class A (a) (c)                       269,415
                                              ---------------
                                                    8,476,422
                                              ---------------
             SPECIALTY RETAIL -- 1.8%
      27,423 Abercrombie & Fitch Co.,
                Class A (a)                           488,404
      32,639 Academy Sports & Outdoors,
                Inc.                                1,404,456
      13,467 Boot Barn Holdings, Inc. (a)             838,994
      16,872 National Vision Holdings,
                Inc. (a)                              491,650
       7,354 Sleep Number Corp. (a)                   331,371
                                              ---------------
                                                    3,554,875
                                              ---------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 0.4%
      26,314 Avid Technology, Inc. (a)                738,371
                                              ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.8%
      20,464 Kontoor Brands, Inc.                     746,936
      28,811 Steven Madden Ltd.                       913,309
                                              ---------------
                                                    1,660,245
                                              ---------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.4%
      42,549 Columbia Financial, Inc. (a)             865,447
                                              ---------------
             TOBACCO -- 0.6%
     110,474 Vector Group Ltd.                      1,230,680
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.9%
      82,855 Custom Truck One Source,
                Inc. (a)                              512,872
      26,067 GMS, Inc. (a)                          1,383,376
                                              ---------------
                                                    1,896,248
                                              ---------------
             WATER UTILITIES -- 1.5%
       8,378 American States Water Co.                730,310
      12,293 California Water Service Group           738,563
       5,292 Middlesex Water Co.                      503,322

                        See Notes to Financial Statements               Page 101


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             WATER UTILITIES (CONTINUED)
      14,869 SJW Group                        $       976,299
                                              ---------------
                                                    2,948,494
                                              ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.5%
      57,319 Gogo, Inc. (a)                           995,058
                                              ---------------
             TOTAL COMMON STOCKS
                -- 99.9%                          201,575,263
             (Cost $214,632,838)              ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                           VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.8%
$  2,698,188 Citigroup, Inc., 2.25% (d),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $2,698,357. Collateralized by
                U.S. Treasury Securities,
                interest rates of 0.38% to
                7.63%, due 08/15/22 to
                11/15/51. The value of the
                collateral including accrued
                interest is $2,752,152. (e)         2,698,188
   2,698,188 Daiwa Capital Markets America,
                Inc., 2.27% (d), dated
                07/29/22, due 08/01/22, with
                a maturity value of
                $2,698,358. Collateralized by
                U.S. Treasury Securities,
                interest rates of 0.00% to
                3.38%, due 09/01/22 to
                11/15/48. The value of the
                collateral including accrued
                interest is $2,752,153. (e)         2,698,188
     172,246 JPMorgan Chase & Co., 2.25% (d),
                dated 07/29/22, due 08/01/22,
                with a maturity value of
                $172,257. Collateralized by
                U.S. Treasury Securities,
                interest rates of 0.25% to
                2.75%, due 02/28/25 to
                04/30/27. The value of the
                collateral  including accrued
                interest is $175,691. (e)             172,246
                                              ---------------
             TOTAL REPURCHASE AGREEMENTS
               -- 2.8%                              5,568,622
             (Cost $5,568,622)                ---------------

             TOTAL INVESTMENTS -- 102.7%          207,143,885
             (Cost $220,201,460)
             NET OTHER ASSETS AND
               LIABILITIES -- (2.7)%               (5,417,255)
                                              ---------------
             NET ASSETS -- 100.0%             $   201,726,630
                                              ===============

(a)   Non-income producing security.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,429,547 and the total value of the collateral held by the Fund is $5,568,622.

(d)   Rate shown reflects yield as of July 31, 2022.

(e)   This security serves as collateral for securities on loan.

Page 102                See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2022

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     5,429,547
Non-cash Collateral(2)                             (5,429,547)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     5,568,622
Non-cash Collateral(4)                             (5,568,622)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2             LEVEL 3
                                                        TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                      VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                      7/31/2022            PRICES              INPUTS              INPUTS
                                                  -----------------------------------------------------------------------------
Common Stocks*..................................  $     201,575,263   $     201,575,263   $              --   $              --
Repurchase Agreements...........................          5,568,622                  --           5,568,622                  --
                                                  -----------------------------------------------------------------------------
Total Investments...............................  $     207,143,885   $     201,575,263   $       5,568,622   $              --
                                                  =============================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements               Page 103


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2022


                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                          LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FEX)               (FNX)               (FYX)
                                                                         ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................     $  1,109,998,489    $    992,177,408    $    840,433,976
Cash................................................................                   --                  --                  --
Receivables:
   Dividends........................................................            1,113,926             418,209             251,002
   Securities lending income........................................               16,363              17,278              15,190
   Capital shares sold..............................................                   --           4,623,198           8,385,346
Prepaid expenses....................................................                6,520               6,278               6,107
                                                                         ----------------    ----------------    ----------------
   Total Assets.....................................................        1,111,135,298         997,242,371         849,091,621
                                                                         ----------------    ----------------    ----------------

LIABILITIES:
Payables:
   Collateral for securities on loan................................            5,723,209          16,526,371          12,183,181
   Investment advisory fees.........................................              445,427             385,873             331,794
   Shareholder reporting fees.......................................               38,819              41,799              36,245
   Licensing fees...................................................               36,828              31,881              28,088
   Audit and tax fees...............................................               27,836              27,967              28,020
   Trustees' fees...................................................                   13                  11                  16
   Investment securities purchased..................................                   --           4,615,550           8,382,311
Other liabilities...................................................              133,638             118,054             109,145
                                                                         ----------------    ----------------    ----------------
   Total Liabilities................................................            6,405,770          21,747,506          21,098,800
                                                                         ----------------    ----------------    ----------------
NET ASSETS..........................................................     $  1,104,729,528    $    975,494,865    $    827,992,821
                                                                         ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................     $  1,288,293,855    $  1,194,490,872    $  1,137,673,593
Par value...........................................................              135,000             105,500              98,000
Accumulated distributable earnings (loss)...........................         (183,699,327)       (219,101,507)       (309,778,772)
                                                                         ----------------    ----------------    ----------------
NET ASSETS..........................................................     $  1,104,729,528    $    975,494,865    $    827,992,821
                                                                         ================    ================    ================
NET ASSET VALUE, per share..........................................     $          81.83    $          92.46    $          84.49
                                                                         ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................           13,500,002          10,550,002           9,800,002
                                                                         ================    ================    ================
Investments, at cost................................................     $  1,028,623,039    $    930,909,981    $    836,052,369
                                                                         ================    ================    ================
Securities on loan, at value........................................     $      5,739,581    $     16,448,664    $     11,873,090
                                                                         ================    ================    ================


Page 104                  See Notes to Financial Statements



  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE     MULTI CAP GROWTH     MID CAP VALUE       MID CAP GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FTA)               (FTC)               (FAB)               (FAD)               (FNK)               (FNY)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$  1,159,489,475    $    938,849,806    $    177,777,553    $    185,436,521    $    224,863,643    $    287,715,223
              --                  --                  --                  --             364,295             448,572

       1,255,398             824,607             133,488             105,077             107,117              97,272
              --              29,534               1,117               7,319                 471              16,440
              --                  --                  --                  --           2,228,935                  --
           6,316               6,661               4,764               4,870                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
   1,160,751,189         939,710,608         177,916,922         185,553,787         227,564,461         288,277,507
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

              --           9,426,231             878,064           2,717,708           2,322,534           6,493,919
         472,149             370,624              71,392              72,364             122,141             154,592
          34,544              40,573               8,635               9,352                  --                  --
          39,365              30,518               5,989               6,501                  --                  --
          27,939              27,838              28,631              28,588                  --                  --
               6                  21                  10                  17                  --                  --
              --                  --                  --                  --           2,226,193                  --
         138,110             110,503              30,297              33,578                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         712,113          10,006,308           1,023,018           2,868,108           4,670,868           6,648,511
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,160,039,076    $    929,704,300    $    176,893,904    $    182,685,679    $    222,893,593    $    281,628,996
================    ================    ================    ================    ================    ================

$  1,372,462,112    $  1,071,992,749    $    217,716,646    $    231,341,615    $    270,580,380    $    400,720,058
         175,500              96,000              25,000              18,000              50,000              46,000
    (212,598,536)       (142,384,449)        (40,847,742)        (48,673,936)        (47,736,787)       (119,137,062)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,160,039,076    $    929,704,300    $    176,893,904    $    182,685,679    $    222,893,593    $    281,628,996
================    ================    ================    ================    ================    ================
$          66.10    $          96.84    $          70.76    $         101.49    $          44.58    $          61.22
================    ================    ================    ================    ================    ================

      17,550,002           9,600,002           2,500,002           1,800,002           5,000,002           4,600,002
================    ================    ================    ================    ================    ================
$  1,139,410,850    $    880,340,482    $    182,342,656    $    175,234,691    $    235,333,378    $    279,883,650
================    ================    ================    ================    ================    ================
$             --    $      9,429,482     $       870,126     $     2,678,068    $      2,337,774    $      6,408,963
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 105


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JULY 31, 2022


                                                                           FIRST TRUST         FIRST TRUST
                                                                         SMALL CAP VALUE     SMALL CAP GROWTH
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FYT)               (FYC)
                                                                         ----------------    ----------------
ASSETS:
Investments, at value...............................................     $    226,465,814    $    207,143,885
Cash................................................................              239,175             227,775
Receivables:
   Dividends........................................................               80,037              29,790
   Securities lending income........................................                6,631               6,892
   Capital shares sold..............................................                   --                  --
Prepaid expenses....................................................                   --                  --
                                                                         ----------------    ----------------
   Total Assets.....................................................          226,791,657         207,408,342
                                                                         ----------------    ----------------

LIABILITIES:
Payables:
   Collateral for securities on loan................................            2,941,261           5,568,622
   Investment advisory fees.........................................              128,786             113,090
   Shareholder reporting fees.......................................                   --                  --
   Licensing fees...................................................                   --                  --
   Audit and tax fees...............................................                   --                  --
   Trustees' fees...................................................                   --                  --
   Investment securities purchased..................................                   --                  --
Other liabilities...................................................                   --                  --
                                                                         ----------------    ----------------
   Total Liabilities................................................            3,070,047           5,681,712
                                                                         ----------------    ----------------
NET ASSETS..........................................................     $    223,721,610    $    201,726,630
                                                                         ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................     $    287,243,438    $    358,300,052
Par value...........................................................               46,000              33,500
Accumulated distributable earnings (loss)...........................          (63,567,828)       (156,606,922)
                                                                         ----------------    ----------------
NET ASSETS..........................................................     $    223,721,610    $    201,726,630
                                                                         ================    ================
NET ASSET VALUE, per share..........................................     $          48.64    $          60.22
                                                                         ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................            4,600,002           3,350,002
                                                                         ================    ================
Investments, at cost................................................     $    241,624,168    $    220,201,460
                                                                         ================    ================
Securities on loan, at value........................................     $      2,855,353    $      5,429,547
                                                                         ================    ================


Page 106                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2022


                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                          LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FEX)               (FNX)               (FYX)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................     $     20,335,054    $     17,198,679    $     15,823,016
Securities lending income (net of fees).............................               59,337              83,009             140,818
Foreign withholding tax.............................................               (3,001)             (8,193)             (8,518)
                                                                         ----------------    ----------------    ----------------
   Total investment income..........................................           20,391,390          17,273,495          15,955,316
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................            5,826,348           5,037,782           4,500,595
Accounting and administration fees..................................              568,235             504,080             453,760
Licensing fees......................................................              123,313             107,679              97,512
Shareholder reporting fees..........................................              106,707             119,256             102,725
Custodian fees......................................................               96,281              95,050              85,061
Transfer agent fees.................................................               54,132              49,711              44,955
Audit and tax fees..................................................               28,801              28,846              28,780
Legal fees..........................................................               19,097              16,913              15,090
Trustees' fees and expenses.........................................                6,861               6,795               6,740
Listing fees........................................................                5,422               5,341               4,831
Expenses previously waived or reimbursed............................                   --                  --                  --
Other expenses......................................................               18,494              15,062              13,260
                                                                         ----------------    ----------------    ----------------
   Total expenses...................................................            6,853,691           5,986,515           5,353,309
                                                                         ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................           13,537,699          11,286,980          10,602,007
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments......................................................           40,479,370         (32,559,682)        (39,316,682)
   In-kind redemptions..............................................           35,296,036          77,680,107          82,377,850
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)............................................           75,775,406          45,120,425          43,061,168
                                                                         ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.         (145,056,854)       (115,208,047)       (117,062,484)
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................          (69,281,448)        (70,087,622)        (74,001,316)
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................     $    (55,743,749)   $    (58,800,642)   $    (63,399,309)
                                                                         ================    ================    ================


                        See Notes to Financial Statements               Page 107


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED JULY 31, 2022


                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                         LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FTA)               (FTC)               (FAB)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................     $     27,269,987    $     10,069,217    $      3,774,132
Securities lending income (net of fees).............................               14,662             108,610               7,985
Foreign withholding tax.............................................                   --              (9,072)             (1,189)
                                                                         ----------------    ----------------    ----------------
   Total investment income..........................................           27,284,649          10,168,755           3,780,928
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................            5,745,159           5,582,229             819,696
Accounting and administration fees..................................              561,220             545,026              85,504
Licensing fees......................................................              121,364             118,476              23,894
Shareholder reporting fees..........................................              114,690             108,883              33,938
Custodian fees......................................................               91,573              88,079              35,335
Transfer agent fees.................................................               53,726              52,121               8,197
Audit and tax fees..................................................               28,692              28,638              29,030
Legal fees..........................................................               20,406              20,219               2,831
Trustees' fees and expenses.........................................                6,866               6,836               6,368
Listing fees........................................................                5,422               5,385               6,219
Expenses previously waived or reimbursed............................                   --                  --              33,031
Other expenses......................................................               16,616              17,546               2,552
                                                                         ----------------    ----------------    ----------------
   Total expenses...................................................            6,765,734           6,573,438           1,086,595
                                                                         ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................           20,518,915           3,595,317           2,694,333
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments......................................................            8,410,019         (20,991,493)           (599,005)
   In-kind redemptions..............................................          128,387,898          55,886,898          17,678,580
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)............................................          136,797,917          34,895,405          17,079,575
                                                                         ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.         (137,057,638)       (199,373,147)        (20,229,557)
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................             (259,721)       (164,477,742)         (3,149,982)
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................     $     20,259,194    $   (160,882,425)   $       (455,649)
                                                                         ================    ================    ================


(a)   Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial
      Statements).

Page 108                See Notes to Financial Statements



  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
   MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP
     GROWTH              VALUE               GROWTH              VALUE               GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FAD)               (FNK)               (FNY)               (FYT)               (FYC)
----------------    ----------------    ----------------    ----------------    ----------------

$      2,235,277    $      4,573,178    $      2,859,764    $      4,684,051    $      4,533,253
          37,612               6,325              60,391              36,906              98,209
          (1,051)             (3,067)                 --              (3,148)               (488)
----------------    ----------------    ----------------    ----------------    ----------------
       2,271,838           4,576,436           2,920,155           4,717,809           4,630,974
----------------    ----------------    ----------------    ----------------    ----------------

       1,119,691           1,373,456 (a)       2,582,890 (a)       1,659,766 (a)       2,055,987 (a)
         115,993                  --                  --                  --                  --
          29,894                  --                  --                  --                  --
          33,499                  --                  --                  --                  --
          40,991                  --                  --                  --                  --
          11,197                  --                  --                  --                  --
          28,856                  --                  --                  --                  --
           4,020                  --                  --                  --                  --
           6,387                  --                  --                  --                  --
           6,230                  --                  --                  --                  --
              --                  --                  --                  --                  --
           3,956                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------
       1,400,714           1,373,456           2,582,890           1,659,766           2,055,987
----------------    ----------------    ----------------    ----------------    ----------------
         871,124           3,202,980             337,265           3,058,043           2,574,987
----------------    ----------------    ----------------    ----------------    ----------------

     (18,872,922)        (11,728,674)        (38,126,197)         (8,470,630)        (24,380,803)
      19,138,337          22,163,984          21,353,049          17,963,809          28,312,389
----------------    ----------------    ----------------    ----------------    ----------------
         265,415          10,435,310         (16,773,148)          9,493,179           3,931,586
----------------    ----------------    ----------------    ----------------    ----------------
     (37,297,428)        (18,825,308)        (52,725,413)        (21,876,108)        (53,232,094)
----------------    ----------------    ----------------    ----------------    ----------------
     (37,032,013)         (8,389,998)        (69,498,561)        (12,382,929)        (49,300,508)
----------------    ----------------    ----------------    ----------------    ----------------

$    (36,160,889)   $     (5,187,018)   $    (69,161,296)   $     (9,324,886)   $    (46,725,521)
================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 109


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                     FIRST TRUST                           FIRST TRUST
                                                                    LARGE CAP CORE                         MID CAP CORE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FEX)                                 (FNX)
                                                         ------------------------------------  ------------------------------------
                                                            Year Ended         Year Ended         Year Ended         Year Ended
                                                             7/31/2022          7/31/2021          7/31/2022          7/31/2021
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
Net investment income (loss)............................  $    13,537,699    $     9,839,435    $    11,286,980    $     6,365,577
Net realized gain (loss)................................       75,775,406        197,373,767         45,120,425        182,010,495
Net change in unrealized appreciation (depreciation)....     (145,056,854)       146,237,892       (115,208,047)       136,431,833
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations......................................      (55,743,749)       353,451,094        (58,800,642)       324,807,905
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................      (12,780,587)        (9,797,516)       (11,863,187)        (7,128,332)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................      117,700,738        483,630,605        292,232,090        626,570,191
Cost of shares redeemed.................................     (134,355,401)      (562,355,482)      (273,376,258)      (506,859,355)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................      (16,654,663)       (78,724,877)        18,855,832        119,710,836
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets.................      (85,178,999)       264,928,701        (51,807,997)       437,390,409

NET ASSETS:
Beginning of period.....................................    1,189,908,527        924,979,826      1,027,302,862        589,912,453
                                                          ---------------    ---------------    ---------------    ---------------
End of period...........................................  $ 1,104,729,528    $ 1,189,908,527    $   975,494,865    $ 1,027,302,862
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................       13,700,002         14,850,002         10,350,002          9,100,002
Shares sold.............................................        1,350,000          6,100,000          3,050,000          7,250,000
Shares redeemed.........................................       (1,550,000)        (7,250,000)        (2,850,000)        (6,000,000)
                                                          ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period.......................       13,500,002         13,700,002         10,550,002         10,350,002
                                                          ===============    ===============    ===============    ===============


Page 110                See Notes to Financial Statements



           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Year Ended       Year Ended      Year Ended       Year Ended      Year Ended       Year Ended      Year Ended       Year Ended
   7/31/2022        7/31/2021       7/31/2022        7/31/2021       7/31/2022        7/31/2021       7/31/2022        7/31/2021
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

 $   10,602,007   $    5,509,309  $   20,518,915   $   14,730,152  $    3,595,317   $     (773,238) $    2,694,333   $    1,337,216
     43,061,168      191,192,225     136,797,917       76,073,215      34,895,405      322,338,978      17,079,575        8,702,874
   (117,062,484)      92,126,425    (137,057,638)     191,447,205    (199,373,147)      34,243,661     (20,229,557)      18,733,553
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    (63,399,309)     288,827,959      20,259,194      282,250,572    (160,882,425)     355,809,401        (455,649)      28,773,643
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     (9,613,591)      (5,553,651)    (19,926,672)     (14,484,287)     (2,104,295)        (444,000)     (2,513,652)      (1,263,172)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    296,774,587      760,120,351     590,343,175      230,930,876     146,870,105      934,609,338     101,835,616       99,958,491
   (313,468,453)    (523,165,471)   (496,617,438)     (49,732,235)   (248,289,677)  (1,085,011,131)    (88,914,640)     (11,914,066)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    (16,693,866)     236,954,880      93,725,737      181,198,641    (101,419,572)    (150,401,793)     12,920,976       88,044,425
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
    (89,706,766)     520,229,188      94,058,259      448,964,926    (264,406,292)     204,963,608       9,951,675      115,554,896

    917,699,587      397,470,399   1,065,980,817      617,015,891   1,194,110,592      989,146,984     166,942,229       51,387,333
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  827,992,821   $  917,699,587  $1,160,039,076   $1,065,980,817  $  929,704,300   $1,194,110,592  $  176,893,904   $  166,942,229
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

     10,050,002        7,100,002      16,200,002       13,300,002      10,600,002       12,050,002       2,350,002        1,100,002
      3,300,000        9,350,000       8,700,000        3,800,000       1,350,000        9,900,000       1,400,000        1,450,000
     (3,550,000)      (6,400,000)     (7,350,000)        (900,000)     (2,350,000)     (11,350,000)     (1,250,000)        (200,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      9,800,002       10,050,002      17,550,002       16,200,002       9,600,002       10,600,002       2,500,002        2,350,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 111


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                     FIRST TRUST                           FIRST TRUST
                                                                   MULTI CAP GROWTH                       MID CAP VALUE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FAD)                                 (FNK)
                                                         ------------------------------------  ------------------------------------
                                                            Year Ended         Year Ended         Year Ended         Year Ended
                                                             7/31/2022          7/31/2021          7/31/2022          7/31/2021
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
Net investment income (loss)............................  $       871,124    $      (183,248)   $     3,202,980    $     1,017,456
Net realized gain (loss)................................          265,415         64,948,003         10,435,310          9,721,030
Net change in unrealized appreciation (depreciation)....      (37,297,428)         7,972,067        (18,825,308)        12,493,205
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations......................................      (36,160,889)        72,736,822         (5,187,018)        23,231,691
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................         (548,985)          (257,400)        (2,896,736)          (943,116)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................       77,610,274        160,211,179        270,963,252        133,213,906
Cost of shares redeemed.................................      (79,443,452)      (181,828,533)      (180,759,426)       (49,365,250)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................       (1,833,178)       (21,617,354)        90,203,826         83,848,656
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets.................      (38,543,052)        50,862,068         82,120,072        106,137,231

NET ASSETS:
Beginning of period.....................................      221,228,731        170,366,663        140,773,521         34,636,290
                                                          ---------------    ---------------    ---------------    ---------------
End of period...........................................  $   182,685,679    $   221,228,731    $   222,893,593    $   140,773,521
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................        1,850,002          2,050,002          3,150,002          1,250,002
Shares sold.............................................          650,000          1,550,000          5,900,000          3,100,000
Shares redeemed.........................................         (700,000)        (1,750,000)        (4,050,000)        (1,200,000)
                                                          ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period.......................        1,800,002          1,850,002          5,000,002          3,150,002
                                                          ===============    ===============    ===============    ===============


Page 112                See Notes to Financial Statements



           FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FNY)                            (FYT)                            (FYC)
 -------------------------------  -------------------------------  -------------------------------
   Year Ended       Year Ended      Year Ended       Year Ended      Year Ended       Year Ended
   7/31/2022        7/31/2021       7/31/2022        7/31/2021       7/31/2022        7/31/2021
 --------------   --------------  --------------   --------------  --------------   --------------

 $      337,265   $   (1,023,690) $    3,058,043   $    1,941,913  $    2,574,987   $       49,005
    (16,773,148)     171,017,302       9,493,179       43,729,701       3,931,586       87,908,979
    (52,725,413)     (13,848,396)    (21,876,108)       6,337,206     (53,232,094)      14,992,709
 --------------   --------------  --------------   --------------  --------------   --------------

    (69,161,296)     156,145,216      (9,324,886)      52,008,820     (46,725,521)     102,950,693
 --------------   --------------  --------------   --------------  --------------   --------------

             --       (1,105,830)     (2,856,336)      (1,841,246)     (2,337,676)        (269,720)
 --------------   --------------  --------------   --------------  --------------   --------------

     38,997,641      534,511,489     142,579,606      385,564,740      78,477,080      485,985,913
   (151,779,469)    (564,127,777)   (175,667,971)    (212,916,907)   (222,514,171)    (340,543,806)
 --------------   --------------  --------------   --------------  --------------   --------------

   (112,781,828)     (29,616,288)    (33,088,365)     172,647,833    (144,037,091)     145,442,107
 --------------   --------------  --------------   --------------  --------------   --------------
   (181,943,124)     125,423,098     (45,269,587)     222,815,407    (193,100,288)     248,123,080

    463,572,120      338,149,022     268,991,197       46,175,790     394,826,918      146,703,838
 --------------   --------------  --------------   --------------  --------------   --------------
 $  281,628,996   $  463,572,120  $  223,721,610   $  268,991,197  $  201,726,630   $  394,826,918
 ==============   ==============  ==============   ==============  ==============   ==============

      6,300,002        6,600,002       5,350,002        1,500,002       5,550,002        3,300,002
        550,000        8,350,000       2,850,000        8,200,000       1,100,000        7,450,000
     (2,250,000)      (8,650,000)     (3,600,000)      (4,350,000)     (3,300,000)      (5,200,000)
 --------------   --------------  --------------   --------------  --------------   --------------
      4,600,002        6,300,002       4,600,002        5,350,002       3,350,002        5,550,002
 ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 113


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2022          2021          2020          2019          2018
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    86.85    $    62.29    $    62.11    $    60.79    $    54.07
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          1.01          0.71          0.93          0.77          0.69
Net realized and unrealized gain (loss)              (5.08)        24.55          0.20          1.28          6.69
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (4.07)        25.26          1.13          2.05          7.38
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.95)        (0.70)        (0.95)        (0.73)        (0.66)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    81.83    $    86.85    $    62.29    $    62.11    $    60.79
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                    (4.73)%        40.77%         1.95%         3.48%        13.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,104,730    $1,189,909    $  924,980    $1,434,679    $1,540,924
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.59%         0.59%         0.59%         0.60%         0.61%
Ratio of net expenses to average net assets           0.59%         0.59%         0.59%         0.60%         0.61%
Ratio of net investment income (loss) to
   average net assets                                 1.16%         0.94%         1.49%         1.29%         1.17%
Portfolio turnover rate (b)                             87%           91%          104%          102%           87%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2022          2021          2020          2019          2018
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    99.26    $    64.83    $    69.86    $    69.63    $    59.91
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          1.08          0.70          0.85          0.63          0.61
Net realized and unrealized gain (loss)              (6.74)        34.51         (4.93)         0.16          9.71
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (5.66)        35.21         (4.08)         0.79         10.32
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (1.14)        (0.78)        (0.95)        (0.56)        (0.60)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    92.46    $    99.26    $    64.83    $    69.86    $    69.63
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (5.74)%       54.62%        (5.86)%        1.22%        17.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  975,495    $1,027,303    $  589,912    $  887,176    $  901,732
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.59%         0.59%         0.60%         0.61%         0.62%
Ratio of net expenses to average net assets           0.59%         0.59%         0.60%         0.61%         0.62%
Ratio of net investment income (loss) to
   average net assets                                 1.12%         0.79%         1.32%         0.94%         0.94%
Portfolio turnover rate (b)                             95%          114%          115%          114%          101%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 114                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2022          2021          2020          2019          2018
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    91.31    $    55.98    $    61.84    $    66.80    $    56.23
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          1.05          0.61          0.51          0.60          0.52
Net realized and unrealized gain (loss)              (6.92)        35.35         (5.75)        (4.98)        10.53
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (5.87)        35.96         (5.24)        (4.38)        11.05
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.95)        (0.63)        (0.62)        (0.58)        (0.48)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    84.49    $    91.31    $    55.98    $    61.84    $    66.80
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (6.50)%       64.45%        (8.55)%       (6.52)%       19.72% (b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  827,993    $  917,700    $  397,470    $  602,918    $  728,102
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.59%         0.60%         0.61%         0.62%         0.63%
Ratio of net expenses to average net assets           0.59%         0.60%         0.61%         0.62%         0.63%
Ratio of net investment income (loss) to
   average net assets                                 1.18%         0.77%         0.93%         0.96%         0.87%
Portfolio turnover rate (c)                             94%          116%          123%          117%          116%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2022          2021          2020          2019          2018
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    65.80    $    46.39    $    52.79    $    54.07    $    50.94
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          1.21          1.01          1.11          1.02          1.02
Net realized and unrealized gain (loss)               0.27 (d)     19.41         (6.28)        (1.43)         3.08
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      1.48         20.42         (5.17)        (0.41)         4.10
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (1.18)        (1.01)        (1.23)        (0.87)        (0.97)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    66.10    $    65.80    $    46.39    $    52.79    $    54.07
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      2.24%        44.43%        (9.84)%       (0.65)%        8.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,160,039    $1,065,981    $  617,016    $1,166,569    $1,146,354
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.59%         0.59%         0.60%         0.60%         0.61%
Ratio of net expenses to average net assets           0.59%         0.59%         0.60%         0.60%         0.61%
Ratio of net investment income (loss) to
   average net assets                                 1.79%         1.76%         2.12%         1.99%         1.92%
Portfolio turnover rate (c)                             75%           91%           94%           96%           82%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund received a payment from the Advisor in the amount of $3,456,678 in connection with a broker error, which represents $0.38 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

                        See Notes to Financial Statements               Page 115


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2022          2021          2020          2019          2018
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $   112.65    $    82.09    $    71.35    $    66.91    $    55.88
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.37         (0.07)         0.55          0.37          0.23
Net realized and unrealized gain (loss)             (15.96)        30.67         10.80          4.39         11.03
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                    (15.59)        30.60         11.35          4.76         11.26
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.22)        (0.04)        (0.61)        (0.32)        (0.23)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    96.84    $   112.65    $    82.09    $    71.35    $    66.91
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                    (13.84)%       37.30%        16.10%         7.16%        20.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  929,704    $1,194,111    $  989,147    $1,041,726    $  899,998
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.59%         0.59%         0.60%         0.61%         0.61%
Ratio of net expenses to average net assets           0.59%         0.59%         0.60%         0.61%         0.61%
Ratio of net investment income (loss) to
   average net assets                                 0.32%        (0.07)%        0.76%         0.56%         0.36%
Portfolio turnover rate (b)                            121%          116%          138%          132%          119%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2022          2021          2020          2019          2018
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    71.04    $    46.72    $    54.39    $    57.35    $    52.84
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          1.20          0.84          0.95          0.92          0.96
Net realized and unrealized gain (loss)              (0.35)        24.34         (7.54)        (3.04)         4.45
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      0.85         25.18         (6.59)        (2.12)         5.41
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (1.13)        (0.86)        (1.08)        (0.84)        (0.90)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    70.76    $    71.04    $    46.72    $    54.39    $    57.35
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      1.20%        54.35%       (12.24)%       (3.62)%       10.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  176,894    $  166,942    $   51,387    $   84,301    $   91,766
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.66%         0.69%         0.74%         0.73%         0.70%
Ratio of net expenses to average net assets           0.66%         0.69%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.64%         1.43%         1.86%         1.69%         1.67%
Portfolio turnover rate (b)                             76%           92%           98%           96%           89%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 116                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2022          2021          2020          2019          2018
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $   119.58    $    83.11    $    75.90    $    72.71    $    59.33
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.46         (0.11)         0.42          0.22          0.12
Net realized and unrealized gain (loss)             (18.27)        36.71          7.27          3.14         13.40
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                    (17.81)        36.60          7.69          3.36         13.52
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.28)        (0.13)        (0.48)        (0.17)        (0.14)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $   101.49    $   119.58    $    83.11    $    75.90    $    72.71
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                    (14.91)%       44.10%        10.23%         4.65%        22.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  182,686    $  221,229    $  170,367    $  185,955    $  192,685
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.63%         0.63%         0.63%         0.66%         0.69%
Ratio of net expenses to average net assets           0.63%         0.63%         0.63%         0.66%         0.69%
Ratio of net investment income (loss) to
   average net assets                                 0.39%        (0.09)%        0.56%         0.31%         0.18%
Portfolio turnover rate (b)                            115%          104%          123%          130%          118%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 117


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2022          2021          2020          2019          2018
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    44.69    $    27.71    $    34.67    $    36.71    $    33.65
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.74          0.54          0.63          0.51          0.58
Net realized and unrealized gain (loss)              (0.16)        16.98         (6.86)        (2.10)         3.04
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      0.58         17.52         (6.23)        (1.59)         3.62
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.69)        (0.54)        (0.73)        (0.45)        (0.56)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    44.58    $    44.69    $    27.71    $    34.67    $    36.71
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      1.31%        63.76%       (18.19)%       (4.26)%       10.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  222,894    $  140,774    $   34,636    $   55,473    $   49,565
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.63%         1.33%         2.04%         1.49%         1.61%
Portfolio turnover rate (b)                             84%          102%          107%          113%           94%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2022          2021          2020          2019          2018
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    73.58    $    51.23    $    46.59    $    43.80    $    35.07
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.01         (0.18)         0.11          0.04          0.03
Net realized and unrealized gain (loss)             (12.37)        22.69          4.67          2.77          8.75
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                    (12.36)        22.51          4.78          2.81          8.78
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   --         (0.16)        (0.14)        (0.02)        (0.05)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    61.22    $    73.58    $    51.23    $    46.59    $    43.80
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                    (16.80)%       44.02%        10.28%         6.43%        25.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  281,629    $  463,572    $  338,149    $  309,826    $  214,639
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.09%        (0.24)%        0.23%         0.09%         0.02%
Portfolio turnover rate (b)                            136%          138%          135%          144%          124%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 118                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2022          2021          2020          2019          2018
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    50.28    $    30.78    $    34.66    $    38.98    $    34.33
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.67          0.45          0.38          0.57          0.48
Net realized and unrealized gain (loss)              (1.69)        19.52         (3.75)        (4.36)         4.60
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (1.02)        19.97         (3.37)        (3.79)         5.08
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.62)        (0.47)        (0.51)        (0.53)        (0.43)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    48.64    $    50.28    $    30.78    $    34.66    $    38.98
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (2.06)%       65.22%        (9.83)%       (9.69)%       14.86% (b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  223,722    $  268,991    $   46,176    $   60,659    $   76,003
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.29%         1.08%         1.18%         1.58%         1.28%
Portfolio turnover rate (c)                             90%          109%          120%          120%          123%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2022          2021          2020          2019          2018
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    71.14    $    44.46    $    46.87    $    48.79    $    38.83
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.54          0.03          0.17          0.02          0.06
Net realized and unrealized gain (loss)             (10.99)        26.72         (2.40)        (1.93)         9.97
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                    (10.45)        26.75         (2.23)        (1.91)        10.03
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.47)        (0.07)        (0.18)        (0.01)        (0.07)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    60.22    $    71.14    $    44.46    $    46.87    $    48.79
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                    (14.81)%       60.24%        (4.79)%       (3.90)%       25.85% (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  201,727    $  394,827    $  146,704    $  278,851    $  361,010
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.88%         0.02%         0.44%         0.04%         0.11%
Portfolio turnover rate (c)                            132%          151%          137%          152%          141%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund received a payment from the Advisor in the amount of $519,907 in connection with a broker error, which represents $0.27 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   The Fund received a payment from the Advisor in the amount of $1,053,251 in connection with a broker error, which represents $0.25 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

                        See Notes to Financial Statements               Page 119


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2022

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on
December 6, 2006, and is registered with the Securities and Exchange Commission
("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty exchange-traded funds considered either a
Sector Fund or a Style Fund. This report covers the eleven Style Funds (each a
"Fund" and collectively, the "Funds") listed below. The shares of each Style
Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

        First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX")
        First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX")
        First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX")
        First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA")
        First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC")
        First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB")
        First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD")
        First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK")
        First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY")
        First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT")
        First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(R) Fund                       Nasdaq AlphaDEX(R) Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Small Cap Core Index
First Trust Large Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Large Cap Value Index
First Trust Large Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Large Cap Growth Index
First Trust Multi Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Multi Cap Growth Index
First Trust Mid Cap Value AlphaDEX(R) Fund                      Nasdaq AlphaDEX(R) Mid Cap Value Index
First Trust Mid Cap Growth AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Mid Cap Growth Index
First Trust Small Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Small Cap Value Index
First Trust Small Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Small Cap Growth Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2022

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

                                                                        Page 121


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2022

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2022, is included with each Fund's Portfolio of Investments.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act.
The rule permits fund boards to designate a fund's investment adviser to perform fair value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are "readily available"
for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for
Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the
Trust's Board of Trustees designated the Advisor as its valuation designee to perform fair value determinations and approved new Advisor Valuation Procedures for the Trust.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FYC.
The Bank of New York Mellon ("BNYM") acts as FYC's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2022

securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2022, all the Funds except FTA had securities in the securities lending program. During the fiscal year ended July 31, 2022, all the Funds participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a
Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2022, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2022, was as follows:


                                                        Distributions paid from   Distributions paid from   Distributions paid from
                                                            Ordinary Income            Capital Gains           Return of Capital
                                                        -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                  $  12,780,587             $          --             $          --
First Trust Mid Cap Core AlphaDEX(R) Fund                       11,863,187                        --                        --
First Trust Small Cap Core AlphaDEX(R) Fund                      9,613,591                        --                        --
First Trust Large Cap Value AlphaDEX(R) Fund                    19,926,672                        --                        --
First Trust Large Cap Growth AlphaDEX(R) Fund                    2,104,295                        --                        --
First Trust Multi Cap Value AlphaDEX(R) Fund                     2,513,652                        --                        --
First Trust Multi Cap Growth AlphaDEX(R) Fund                      548,985                        --                        --
First Trust Mid Cap Value AlphaDEX(R) Fund                       2,896,736                        --                        --
First Trust Mid Cap Growth AlphaDEX(R) Fund                             --                        --                        --
First Trust Small Cap Value AlphaDEX(R) Fund                     2,856,336                        --                        --
First Trust Small Cap Growth AlphaDEX(R) Fund                    2,337,676                        --                        --


                                                                        Page 123


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2022

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2021, was as follows:


                                                        Distributions paid from   Distributions paid from   Distributions paid from
                                                            Ordinary Income            Capital Gains           Return of Capital
                                                        -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                  $   9,797,516             $          --             $          --
First Trust Mid Cap Core AlphaDEX(R) Fund                        7,128,332                        --                        --
First Trust Small Cap Core AlphaDEX(R) Fund                      5,553,651                        --                        --
First Trust Large Cap Value AlphaDEX(R) Fund                    14,484,287                        --                        --
First Trust Large Cap Growth AlphaDEX(R) Fund                      444,000                        --                        --
First Trust Multi Cap Value AlphaDEX(R) Fund                     1,263,172                        --                        --
First Trust Multi Cap Growth AlphaDEX(R) Fund                      257,400                        --                        --
First Trust Mid Cap Value AlphaDEX(R) Fund                         943,116                        --                        --
First Trust Mid Cap Growth AlphaDEX(R) Fund                      1,105,830                        --                        --
First Trust Small Cap Value AlphaDEX(R) Fund                     1,841,246                        --                        --
First Trust Small Cap Growth AlphaDEX(R) Fund                      269,720                        --                        --


As of July 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                         Accumulated
                                                                Undistributed            Capital and            Net Unrealized
                                                                   Ordinary                 Other                Appreciation
                                                                    Income               Gain (Loss)            (Depreciation)
                                                               ----------------        ----------------        ----------------
First Trust Large Cap Core AlphaDEX(R) Fund                     $    1,806,887          $ (263,438,750)         $   77,932,536
First Trust Mid Cap Core AlphaDEX(R) Fund                            1,495,999            (271,775,189)             51,177,683
First Trust Small Cap Core AlphaDEX(R) Fund                            341,829            (302,093,125)             (8,027,476)
First Trust Large Cap Value AlphaDEX(R) Fund                         2,258,014            (225,179,454)             10,322,904
First Trust Large Cap Growth AlphaDEX(R) Fund                        1,118,330            (201,630,686)             58,127,907
First Trust Multi Cap Value AlphaDEX(R) Fund                           356,206             (33,769,693)             (7,434,255)
First Trust Multi Cap Growth AlphaDEX(R) Fund                           18,597             (58,614,542)              9,922,009
First Trust Mid Cap Value AlphaDEX(R) Fund                             419,163             (34,261,605)            (13,894,345)
First Trust Mid Cap Growth AlphaDEX(R) Fund                                 --            (126,446,869)              7,309,807
First Trust Small Cap Value AlphaDEX(R) Fund                           392,935             (44,751,387)            (19,209,376)
First Trust Small Cap Growth AlphaDEX(R) Fund                         (732,602)           (142,562,991)            (13,311,329)


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, 2021, and 2022 remain open to federal and state audit. As of July 31,
2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2022


                                                     Non-Expiring
                                                     Capital Loss
                                                     Carryforward
                                                     -------------
First Trust Large Cap Core AlphaDEX(R) Fund          $ 263,438,750
First Trust Mid Cap Core AlphaDEX(R) Fund              271,775,189
First Trust Small Cap Core AlphaDEX(R) Fund            302,093,125
First Trust Large Cap Value AlphaDEX(R) Fund           225,179,454
First Trust Large Cap Growth AlphaDEX(R) Fund          201,630,686
First Trust Multi Cap Value AlphaDEX(R) Fund            33,769,693
First Trust Multi Cap Growth AlphaDEX(R) Fund           58,614,542
First Trust Mid Cap Value AlphaDEX(R) Fund              34,261,605
First Trust Mid Cap Growth AlphaDEX(R) Fund            126,446,869
First Trust Small Cap Value AlphaDEX(R) Fund            44,751,387
First Trust Small Cap Growth AlphaDEX(R) Fund          142,562,991


During the taxable year ended July 31, 2022, the following Funds utilized capital loss carryforwards in the following amounts:


                                                     Capital Loss
                                                     Carryforward
                                                       Utilized
                                                     -------------
First Trust Large Cap Core AlphaDEX(R) Fund          $  39,646,001
First Trust Mid Cap Core AlphaDEX(R) Fund                       --
First Trust Small Cap Core AlphaDEX(R) Fund                     --
First Trust Large Cap Value AlphaDEX(R) Fund            17,259,772
First Trust Large Cap Growth AlphaDEX(R) Fund                   --
First Trust Multi Cap Value AlphaDEX(R) Fund             2,356,314
First Trust Multi Cap Growth AlphaDEX(R) Fund                   --
First Trust Mid Cap Value AlphaDEX(R) Fund                      --
First Trust Mid Cap Growth AlphaDEX(R) Fund                     --
First Trust Small Cap Value AlphaDEX(R) Fund                    --
First Trust Small Cap Growth AlphaDEX(R) Fund                   --


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2022, the following Fund listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                                        Qualified Late Year Losses
                                                                        --------------------------
                                                             Ordinary Losses                   Capital Losses
                                                            -----------------                 ----------------
First Trust Small Cap Growth AlphaDEX(R) Fund                $       732,602                   $           --


In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2022, the adjustments for each Fund were as follows:

                                                                        Page 125


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2022


                                                                             Accumulated
                                                     Accumulated             Net Realized
                                                    Net Investment           Gain (Loss)               Paid-in
                                                    Income (Loss)           on Investments             Capital
                                                   ----------------        ----------------        ----------------
First Trust Large Cap Core AlphaDEX(R) Fund         $           --          $  (34,000,141)         $   34,000,141
First Trust Mid Cap Core AlphaDEX(R) Fund                  (55,314)            (74,936,834)             74,992,148
First Trust Small Cap Core AlphaDEX(R) Fund             (1,049,044)            (78,165,405)             79,214,449
First Trust Large Cap Value AlphaDEX(R) Fund                    --            (126,216,649)            126,216,649
First Trust Large Cap Growth AlphaDEX(R) Fund                   --             (54,636,415)             54,636,415
First Trust Multi Cap Value AlphaDEX(R) Fund                 7,995             (17,170,751)             17,162,756
First Trust Multi Cap Growth AlphaDEX(R) Fund             (163,895)            (18,421,124)             18,585,019
First Trust Mid Cap Value AlphaDEX(R) Fund                  29,702             (19,813,064)             19,783,362
First Trust Mid Cap Growth AlphaDEX(R) Fund                710,611             (20,292,026)             19,581,415
First Trust Small Cap Value AlphaDEX(R) Fund                    --             (14,777,595)             14,777,595
First Trust Small Cap Growth AlphaDEX(R) Fund             (955,557)            (24,204,839)             25,160,396


As of July 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                    Gross              Gross         Net Unrealized
                                                                                  Unrealized         Unrealized       Appreciation
                                                                Tax Cost         Appreciation      (Depreciation)    (Depreciation)
                                                            ----------------   ----------------   ----------------  ----------------
First Trust Large Cap Core AlphaDEX(R) Fund                  $1,032,065,953     $  137,297,791     $  (59,365,255)   $   77,932,536
First Trust Mid Cap Core AlphaDEX(R) Fund                       940,999,725        111,949,066        (60,771,383)       51,177,683
First Trust Small Cap Core AlphaDEX(R) Fund                     848,461,452         80,599,894        (88,627,370)       (8,027,476)
First Trust Large Cap Value AlphaDEX(R) Fund                  1,149,166,571        104,667,408        (94,344,504)       10,322,904
First Trust Large Cap Growth AlphaDEX(R) Fund                   880,721,899         96,698,770        (38,570,863)       58,127,907
First Trust Multi Cap Value AlphaDEX(R) Fund                    185,211,808         10,029,333        (17,463,588)       (7,434,255)
First Trust Multi Cap Growth AlphaDEX(R) Fund                   175,514,512         20,660,413        (10,738,404)        9,922,009
First Trust Mid Cap Value AlphaDEX(R) Fund                      238,757,988          9,379,029        (23,273,374)      (13,894,345)
First Trust Mid Cap Growth AlphaDEX(R) Fund                     280,405,416         24,960,471        (17,650,664)        7,309,807
First Trust Small Cap Value AlphaDEX(R) Fund                    245,675,190         10,608,503        (29,817,879)      (19,209,376)
First Trust Small Cap Growth AlphaDEX(R) Fund                   220,455,214         12,768,852        (26,080,181)      (13,311,329)


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund,
First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value
AlphaDEX(R) Fund and First Trust Small Cap Growth AlphaDEX(R) Fund (the "Unitary
Fee Funds"), for which expenses other than excluded expenses (discussed in Note
3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with
Nasdaq, Inc. for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the
Unitary Fee Funds, are required to pay licensing fees, which are shown on the
Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2022

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core
AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large
Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First
Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth
AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of each
Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement
("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such
Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses)
exceed 0.70% of average daily net assets per year (the "Expense Cap"). These
Funds will have the Expense Cap in effect until at least November 30, 2023.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund's expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the
Statements of Operations.

For the fiscal year ended July 31, 2022, there were no fees waived or expenses reimbursed by First Trust for the Funds. During the fiscal year ended July 31,
2022, First Trust recovered fees that were previously waived from First Trust
Multi Cap Value AlphaDEX(R) Fund of $33,031. As of July 31, 2022, the First
Trust Multi Cap Value AlphaDEX(R) Fund did not have any remaining fees previously waived or expenses reimbursed that were subject to recovery.

The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each
Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $ 1,013,632,489      $ 1,012,075,678
First Trust Mid Cap Core AlphaDEX(R) Fund                             950,179,043          953,267,441
First Trust Small Cap Core AlphaDEX(R) Fund                           845,020,627          840,632,376
First Trust Large Cap Value AlphaDEX(R) Fund                          859,744,766          854,574,909
First Trust Large Cap Growth AlphaDEX(R) Fund                       1,345,984,770        1,343,636,639
First Trust Multi Cap Value AlphaDEX(R) Fund                          126,147,315          125,216,014
First Trust Multi Cap Growth AlphaDEX(R) Fund                         256,435,513          255,949,005
First Trust Mid Cap Value AlphaDEX(R) Fund                            166,791,344          165,306,600
First Trust Mid Cap Growth AlphaDEX(R) Fund                           503,688,285          503,481,738
First Trust Small Cap Value AlphaDEX(R) Fund                          215,110,374          213,724,945
First Trust Small Cap Growth AlphaDEX(R) Fund                         387,038,071          386,635,298


                                                                        Page 127


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2022

For the fiscal year ended July 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $   117,500,801      $   134,137,033
First Trust Mid Cap Core AlphaDEX(R) Fund                             291,606,977          268,347,920
First Trust Small Cap Core AlphaDEX(R) Fund                           296,195,306          314,193,972
First Trust Large Cap Value AlphaDEX(R) Fund                          589,293,372          498,314,626
First Trust Large Cap Growth AlphaDEX(R) Fund                         146,674,556          247,979,917
First Trust Multi Cap Value AlphaDEX(R) Fund                          101,600,772           88,943,160
First Trust Multi Cap Growth AlphaDEX(R) Fund                          77,467,091           79,281,135
First Trust Mid Cap Value AlphaDEX(R) Fund                            270,275,453          181,056,004
First Trust Mid Cap Growth AlphaDEX(R) Fund                            38,974,455          151,611,268
First Trust Small Cap Value AlphaDEX(R) Fund                          142,323,878          175,677,923
First Trust Small Cap Growth AlphaDEX(R) Fund                          78,402,095          222,217,535


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2023.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2022

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                        Page 129


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
ALPHADEX(R) FUND:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First
Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R)
Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value
AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust
Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund,
First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth
AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, and First Trust
Small Cap Growth AlphaDEX(R) Fund (the "Funds"), each a series of the First
Trust Exchange-Traded AlphaDEX(R) Fund, including the portfolios of investments, as of July 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds'
financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 22, 2022

We have served as the auditor of one or more First Trust investment companies since 2001.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2022, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:


                                                                            Dividends Received
                                                                                 Deduction
                                                                           ---------------------
First Trust Large Cap Core AlphaDEX(R) Fund                                       100.00%
First Trust Mid Cap Core AlphaDEX(R) Fund                                          99.30%
First Trust Small Cap Core AlphaDEX(R) Fund                                        99.89%
First Trust Large Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Large Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Multi Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Multi Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Mid Cap Value AlphaDEX(R) Fund                                        100.00%
First Trust Mid Cap Growth AlphaDEX(R) Fund                                         0.00%
First Trust Small Cap Value AlphaDEX(R) Fund                                       99.71%
First Trust Small Cap Growth AlphaDEX(R) Fund                                     100.00%


For the taxable year ended July 31, 2022, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:


                                                                            Qualified Dividend
                                                                                  Income
                                                                           ---------------------
First Trust Large Cap Core AlphaDEX(R) Fund                                       100.00%
First Trust Mid Cap Core AlphaDEX(R) Fund                                         100.00%
First Trust Small Cap Core AlphaDEX(R) Fund                                       100.00%
First Trust Large Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Large Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Multi Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Multi Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Mid Cap Value AlphaDEX(R) Fund                                        100.00%
First Trust Mid Cap Growth AlphaDEX(R) Fund                                         0.00%
First Trust Small Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Small Cap Growth AlphaDEX(R) Fund                                     100.00%


A portion of each of the First Trust Exchange-Traded AlphaDEX(R) Style Funds'
2022 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended July 31, 2022, may be eligible for the
Qualified Business Income Deduction (QBI) under the Internal Revenue Code of
1986, as amended Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

                                                                        Page 131


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2022 (UNAUDITED)

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away

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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2022 (UNAUDITED)

from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed

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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2022 (UNAUDITED)

for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of the
First Trust Exchange-Traded AlphaDEX(R) Fund funds it manages (the "Funds") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund
Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2021, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $3,582,060.
This figure is comprised of $137,840 paid (or to be paid) in fixed compensation and $3,444,220 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include
$1,839,510 paid (or to be paid) to senior management of First Trust Advisors
L.P. and $1,742,550 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors
L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Funds.

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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2022 (UNAUDITED)

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded AlphaDEX(R) Fund (the
"Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First
Trust Advisors L.P. (the "Advisor") on behalf of the following eleven series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
        First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
        First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
        First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
        First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
        First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
        First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
        First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
        First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
        First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
        First Trust Small Cap Value AlphaDEX(R) Fund (FYT)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12-13, 2022. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12-13, 2022, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory or unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds
(the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any indirect benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on
April 18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the
April meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 12-13, 2022 meeting, as well as at the June meeting. The
Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the
Advisor manages the Fund and knowing the Fund's advisory or unitary fee.

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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2022 (UNAUDITED)

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreements have been and are expected to remain satisfactory and that the
Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

For FEX, FNX, FYX, FTA, FTC, FAB and FAD (the "Non-Unitary Fee Funds"), the
Board considered the advisory fee rate payable by each Non-Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Non-Unitary
Fee Fund through November 30, 2023. For each Non-Unitary Fee Fund, the Board noted that expenses reimbursed and fees waived are subject to recovery by the
Advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Non-Unitary Fee Fund if it would result in the Non-Unitary Fee Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation.

For FNY, FNK, FYC and FYT (the "Unitary Fee Funds"), the Board considered the unitary fee rate payable by each Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Unitary Fee Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.

The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee and because each Unitary Fee Fund pays a unitary fee, the
Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net)
expense ratio of each Non-Unitary Fee Fund and the unitary fee rate for each
Unitary Fee Fund were above the median total (net) expense ratio of the peer funds in each Fund's respective Expense Group. With respect to the Expense
Groups, the Board, at the April 18, 2022 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory and unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Fund and the other funds in the First
Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2021 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. The Board noted that, effective April 8, 2016, each Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX(R) stock selection methodology, and that the performance information included a blend of the old and new indexes. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by
Broadridge comparing each Fund's performance to that of its respective

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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2022 (UNAUDITED)

Performance Universe and to that of a broad-based benchmark index, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory or unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes that its expenses relating to providing advisory services to the Funds will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. For the Unitary Fee Funds, the Board noted that any reduction in fixed costs associated with the management of the Unitary Fee Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Unitary Fee Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the
Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2021 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The
Board considered that the Advisor had identified as an indirect benefit to the
Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the
Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                        Page 137


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2022 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                NUMBER OF             OTHER
                                                                                              PORTFOLIOS IN      TRUSTEESHIPS OR
                                TERM OF OFFICE                                               THE FIRST TRUST      DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS             OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Edward-Elmhurst Medical              220        None
(1951)                                             Group; Physician and Officer,
                               o Since Inception   Wheaton Orthopedics (1990 to 2021)

Thomas R. Kadlec, Trustee      o Indefinite Term   Retired; President, ADM Investors               220        Director, National
(1957)                                             Services, Inc. (Futures Commission                         Futures Association
                               o Since Inception   Merchant) (2010 to July 2022)                              and ADMIS Singapore
                                                                                                              Ltd.; Formerly,
                                                                                                              Director of ADM
                                                                                                              Investor Services,
                                                                                                              Inc., ADM
                                                                                                              Investor Services
                                                                                                              International, ADMIS
                                                                                                              Hong Kong Ltd., and
                                                                                                              Futures Industry
                                                                                                              Association

Denise M. Keefe, Trustee       o Indefinite Term   Executive Vice President, Advocate Aurora       220        Director and Board
(1964)                                             Health and President, Advocate Aurora                      Chair of Advocate Home
                               o Since 2021        Continuing Health Division (Integrated                     Health Services,
                                                   Healthcare System)                                         Advocate Home Care
                                                                                                              Products and Advocate
                                                                                                              Hospice; Director and
                                                                                                              Board Chair of Aurora
                                                                                                              At Home (since 2018);
                                                                                                              Director of Advocate
                                                                                                              Physician Partners
                                                                                                              Accountable Care
                                                                                                              Organization; Director
                                                                                                              and Board Chair of
                                                                                                              RML Long Term Acute
                                                                                                              Care Hospitals; and
                                                                                                              Director of Senior
                                                                                                              Helpers (since 2021)

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial          220        Formerly, Director of
(1956)                                             and Management Consulting)                                 Trust Company of
                               o Since Inception                                                              Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (2018 to Present),               220        None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (2015 to 2018), Pelita Harapan
                                                   Educational Foundation (Educational
                                                   Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust            220        None
Chairman of the Board                              Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception   L.P., Chairman of the Board of Directors,
                                                   BondWave LLC (Software Development
                                                   Company) and Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2022 (UNAUDITED)


                              POSITION AND              TERM OF OFFICE
     NAME AND                   OFFICES                  AND LENGTH OF                        PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST                   SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief            o Indefinite Term       Managing Director and Chief Financial Officer, First
(1966)                Executive Officer                                      Trust Advisors L.P. and First Trust Portfolios L.P.;
                                                     o Since 2016            Chief Financial Officer, BondWave LLC (Software
                                                                             Development Company) and Stonebridge Advisors
                                                                             LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial     o Indefinite Term       Senior Vice President, First Trust Advisors L.P. and
(1972)                Officer and Chief Accounting                           First Trust Portfolios L.P.
                      Officer                        o Since 2016

W. Scott Jardine      Secretary and Chief Legal      o Indefinite Term       General Counsel, First Trust Advisors L.P. and First
(1960)                Officer                                                Trust Portfolios L.P.; Secretary and General Counsel,
                                                     o Since Inception       BondWave LLC; Secretary, Stonebridge Advisors LLC

Daniel J. Lindquist   Vice President                 o Indefinite Term       Managing Director, First Trust Advisors L.P. and First
(1970)                                                                       Trust Portfolios L.P.
                                                     o Since Inception

Kristi A. Maher       Chief Compliance Officer and   o Indefinite Term       Deputy General Counsel, First Trust Advisors L.P. and
(1966)                Assistant Secretary                                    First Trust Portfolios L.P.
                                                     o Chief Compliance
                                                       Officer Since 2011

                                                     o Assistant Secretary
                                                       Since Inception

Roger F. Testin       Vice President                 o Indefinite Term       Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                       First Trust Portfolios L.P.
                                                     o Since Inception

Stan Ueland           Vice President                 o Indefinite Term       Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                     o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                        Page 139


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2022 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies."
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2022


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $380,000 for the fiscal year ended July 31, 2021 and $400,000 for the fiscal year ended July 31, 2022.

(b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2021 and $0 for the fiscal year ended July 31, 2022.

Audit-Related Fees (Investment Advisor and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2021 and $0 for the fiscal year ended July 31, 2022.

(c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $63,177 for the fiscal year ended July 31, 2021 and $223,261 for the fiscal year ended July 31, 2022. These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

Tax Fees (Investment Advisor and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s advisor and distributor were $0 for the fiscal year ended July 31, 2021 and $0 for the fiscal year ended July 31, 2022.

(d) All Other Fees (Registrant) -- All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended July 31, 2021 and $0 for the fiscal year ended July 31, 2022.

All Other Fees (Investment Advisor and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant’s investment advisor and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended July 31, 2021 and $0 for the fiscal year ended July 31, 2022.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:		Advisor and Distributor:
(b)	0%	(b)	0%
(c)	0%	(c)	0%
(d)	0%	(d)	0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for the fiscal year ended July 31, 2021, were $63,177 for the registrant, $23,200 for the registrant’s investment advisor and $29,500 for the registrant’s distributor, and for the fiscal year ended July 31, 2022 were $223,261 for the registrant, $16,500 for the registrant’s investment advisor and $29,500 for the registrant’s distributor.

(h) The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Items 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith and Niel B. Nielson.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 11, 2022
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	October 11, 2022